    As Filed with the Securities and Exchange Commission on April 18, 2012
                                                            File Nos. 333-50545
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 18

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 79

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               JAN FISCHER-WADE
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

                   CONSULTANT I VARIABLE ANNUITY PROSPECTUS

                               FLEXIBLE PREMIUM

                INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                         LINCOLN BENEFIT LIFE COMPANY

                              IN CONNECTION WITH

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

            STREET ADDRESS: 5801 SW 6TH AVE., TOPEKA, KS 66606-0001

            MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8566

                       TELEPHONE NUMBER: 1-800-457-7617

                          FAX NUMBER: 1-785-228-4584

The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis. LINCOLN BENEFIT LIFE NO LONGER OFFERS THIS CONTRACT. IF YOU HAVE ALREADY PURCHASED THE CONTRACT YOU MAY CONTINUE TO MAKE PURCHASE PAYMENTS ACCORDING TO THE CONTRACT.


Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers 46 investment options, each of which is a Sub-Account of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Sub-Account invests exclusively in shares of Portfolios in one of the following underlying Funds:


 AIM VARIABLE INSURANCE FUNDS (INVESCO  MFS(R) VARIABLE INSURANCE TRUST/(SM)
 VARIABLE INSURANCE FUNDS) (SERIES I)   /(INITIAL CLASS)

 THE ALGER PORTFOLIOS (CLASS O)         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES)
 DWS VARIABLE SERIES I (CLASS A)
                                        PIMCO VARIABLE INSURANCE TRUST
 DWS VARIABLE SERIES II (CLASS A)       (ADMINISTRATIVE SHARES)

 FEDERATED INSURANCE SERIES             PUTNAM VARIABLE TRUST (CLASS IB)

 FIDELITY(R) VARIABLE INSURANCE         T. ROWE PRICE EQUITY SERIES, INC. (I)
 PRODUCTS (INITIAL CLASS)
                                        T. ROWE PRICE INTERNATIONAL SERIES,
 JANUS ASPEN SERIES (INSTITUTIONAL      INC. (I)
 SHARES AND SERVICE SHARES)
                                        WELLS FARGO VARIABLE TRUST FUNDS
 LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST (CLASS I)


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE DATE OF THIS PROSPECTUS IS MAY 1, 2012.


--------------------------------------------------------------------------------
Some of the portfolios described in this prospectus may not be available in your Contract. We may make available other investment options in the future.

You may not purchase a Contract if either you or the Annuitant are older than 90 years before we receive your application.

Your Contract Value will vary daily as a function of the investment performance of the Sub-Accounts to which you have allocated Purchase Payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Sub-Accounts. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, which may result in an upwards or downwards adjustment in withdrawal benefits, death benefits, settlement values, transfers to the Sub-Accounts.

In certain states the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the content specifies otherwise.

This prospectus sets forth the information you ought to know about the Contract. You should read it before investing and keep it for future reference.

                               1     PROSPECTUS

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2012. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 47 of this prospectus.


At least once each year we will send you an annual statement. The annual statement details values and specific information for your Contract. It does not contain our financial statements. Our financial statements are set forth in the Statement of Additional Information. Lincoln Benefit will file annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can obtain copies of these documents by writing to the SEC and paying a duplicating fee. Please call the SEC at 1-202-551-8090 for further information as to the operation of the public reference room. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


      DEFINITIONS                                                       4
      --------------------------------------------------------------------
      FEE TABLES                                                        5
      --------------------------------------------------------------------
      QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT                         7
      --------------------------------------------------------------------
      CONDENSED FINANCIAL INFORMATION                                  11
      --------------------------------------------------------------------
      DESCRIPTION OF THE CONTRACTS                                     11
      --------------------------------------------------------------------
         Summary                                                       11
      --------------------------------------------------------------------
         Contract Owner                                                11
      --------------------------------------------------------------------
         Annuitant                                                     11
      --------------------------------------------------------------------
         Modification of the Contract                                  11
      --------------------------------------------------------------------
         Assignment                                                    11
      --------------------------------------------------------------------
         Free Look Period                                              11
      --------------------------------------------------------------------
      PURCHASES AND CONTRACT VALUE                                     12
      --------------------------------------------------------------------
         Minimum Purchase Payment                                      12
      --------------------------------------------------------------------
         Automatic Payment Plan                                        12
      --------------------------------------------------------------------
         Allocation of Purchase Payments                               12
      --------------------------------------------------------------------
         Contract Value                                                12
      --------------------------------------------------------------------
         Separate Account Accumulation Unit Value                      13
      --------------------------------------------------------------------
         Transfer During Accumulation Period                           13
      --------------------------------------------------------------------
         Market Timing & Excessive Trading                             13
      --------------------------------------------------------------------
         Trading Limitations                                           14
      --------------------------------------------------------------------
         Short Term Trading Fees                                       14
      --------------------------------------------------------------------
         Automatic Dollar Cost Averaging Program                       15
      --------------------------------------------------------------------
         Portfolio Rebalancing                                         15
      --------------------------------------------------------------------
      THE INVESTMENT AND FIXED ACCOUNT OPTIONS                         16
      --------------------------------------------------------------------
         Separate Account Investments                                  16
      --------------------------------------------------------------------
           The Portfolios                                              16
      --------------------------------------------------------------------
           Voting Rights                                               19
      --------------------------------------------------------------------
           Additions, Deletions, and Substitutions of Securities       19
      --------------------------------------------------------------------
         The Fixed Account                                             19
      --------------------------------------------------------------------
           General                                                     19
      --------------------------------------------------------------------
           Guaranteed Maturity Fixed Account Option                    19
      --------------------------------------------------------------------
           Market Value Adjustment                                     21
      --------------------------------------------------------------------
           Dollar Cost Averaging Fixed Account Option                  21
      --------------------------------------------------------------------
      ANNUITY BENEFITS                                                 21
      --------------------------------------------------------------------
         Annuity Date                                                  21
      --------------------------------------------------------------------
         Annuity Options                                               22
      --------------------------------------------------------------------
         Other Options                                                 22
      --------------------------------------------------------------------
         Annuity Payments: General                                     23
      --------------------------------------------------------------------
         Variable Annuity Payments                                     23
      --------------------------------------------------------------------
         Fixed Annuity Payments                                        23
      --------------------------------------------------------------------
         Transfers During the Annuity Period                           23
      --------------------------------------------------------------------
         Death Benefit During Annuity Period                           24
      --------------------------------------------------------------------


            Certain Employee Benefit Plans                         24
         -------------------------------------------------------------
         OTHER CONTRACT BENEFITS                                   24
         -------------------------------------------------------------
            Death Benefit: General                                 24
         -------------------------------------------------------------
            Due Proof of Death                                     24
         -------------------------------------------------------------
            Death Benefit Payments                                 25
         -------------------------------------------------------------
            Beneficiary                                            28
         -------------------------------------------------------------
            Contract Loans for 403(b) Contracts                    28
         -------------------------------------------------------------
            Withdrawals (Redemptions)                              29
         -------------------------------------------------------------
            Written Requests and Forms in Good Order               30
         -------------------------------------------------------------
            Systematic Withdrawal Program                          31
         -------------------------------------------------------------
            ERISA Plans                                            31
         -------------------------------------------------------------
            Minimum Contract Value                                 31
         -------------------------------------------------------------
         CONTRACT CHARGES                                          31
         -------------------------------------------------------------
            Mortality and Expense Risk Charge                      31
         -------------------------------------------------------------
            Administrative Charges                                 31
         -------------------------------------------------------------
              Contract Maintenance Charge                          31
         -------------------------------------------------------------
              Administrative Expense Charge                        32
         -------------------------------------------------------------
              Transfer Fee                                         32
         -------------------------------------------------------------
            Sales Charges                                          32
         -------------------------------------------------------------
            Waiver Benefits                                        33
         -------------------------------------------------------------
            Premium Taxes                                          34
         -------------------------------------------------------------
            Deduction for Separate Account Income Taxes            34
         -------------------------------------------------------------
            Other Expenses                                         34
         -------------------------------------------------------------
         TAXES                                                     35
         -------------------------------------------------------------
            Taxation of Lincoln Benefit Life Company               35
         -------------------------------------------------------------
            Taxation of Variable Annuities in General              35
         -------------------------------------------------------------
            Income Tax Withholding                                 38
         -------------------------------------------------------------
            Tax Qualified Contracts                                38
         -------------------------------------------------------------
         DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE
          SEPARATE ACCOUNT                                         44
         -------------------------------------------------------------
            Lincoln Benefit Life Company                           44
         -------------------------------------------------------------
            Separate Account                                       44
         -------------------------------------------------------------
            State Regulation of Lincoln Benefit                    44
         -------------------------------------------------------------
            Financial Statements                                   45
         -------------------------------------------------------------
         ADMINISTRATION                                            45
         -------------------------------------------------------------
         DISTRIBUTION OF CONTRACTS                                 45
         -------------------------------------------------------------
         LEGAL PROCEEDINGS                                         46
         -------------------------------------------------------------
         LEGAL MATTERS                                             46
         -------------------------------------------------------------
         REGISTRATION STATEMENT                                    46
         -------------------------------------------------------------
         ABOUT LINCOLN BENEFIT LIFE COMPANY                        46
         -------------------------------------------------------------
         TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION  47
         -------------------------------------------------------------
         APPENDIX A ACCUMULATION UNIT VALUES                       48
         -------------------------------------------------------------
         APPENDIX B ILLUSTRATION OF A MARKET VALUE ADJUSTMENT      75
         -------------------------------------------------------------

--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

                               3     PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION PERIOD - The period, beginning on the Issue Date, during which Contract Value builds up under Your Contract.

ACCUMULATION UNIT - A unit of measurement which we use to calculate Contract Value.

ANNUITANT - The living person on whose life the annuity benefits under a Contract are based.

ANNUITIZATION - The process to begin annuity payments under the Contract.

ANNUITIZED VALUE - The Contract Value adjusted by any applicable Market Value Adjustment and less any applicable taxes.

ANNUITY DATE - The date on which annuity payments are scheduled to begin.

ANNUITY PERIOD - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

ANNUITY UNIT - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

BENEFICIARY(IES) - The person(s) designated to receive any death benefits under the Contract.

COMPANY ("WE," "US," "OUR," "LINCOLN BENEFIT") - Lincoln Benefit Life Company.

CONTRACT ANNIVERSARY - Each anniversary of the Issue Date.

CONTRACT OWNER ("YOU," "YOUR") - The person(s) having the privileges of ownership defined in the Contract. If Your Contract is issued as part of a retirement plan, Your ownership privileges may be modified by the plan.

CONTRACT VALUE - The sum of the values of Your investment in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

CONTRIBUTION YEAR - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Sub-Account, or each anniversary of that date.

FIXED ACCOUNT - The portion of the Contract Value allocated to Our general account.

FIXED ANNUITY - A series of annuity payments that are fixed in amount.

GUARANTEE PERIODS - A period of years for which we have guaranteed a specific effective annual interest rate on an amount allocated to the Fixed Account.

ISSUE DATE - The date when the Contract becomes effective.

LATEST ANNUITY DATE - The latest date by which you must begin annuity payments under the Contract.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Contract loans.

MARKET VALUE ADJUSTMENT - An amount added to or subtracted from certain transactions involving Your interest in the Fixed Account, to reflect the impact of changing interest rates.

NET INVESTMENT FACTOR - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NON-QUALIFIED PLAN - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PORTFOLIO(S) - The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PURCHASE PAYMENTS - Amounts paid to Us as premium for the Contract by you or on Your behalf.

QUALIFIED PLAN - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The amount paid upon complete surrender of the Contract, equal to the Contract Value, less any applicable premium taxes, Withdrawal Charge, and the contract maintenance charge and increased or decreased by any Market Value Adjustment.

TAX CODE - The Internal Revenue Code of 1986, as amended.

TREASURY RATE - The U.S. Treasury Note Constant Maturity Yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

VALUATION DATE - Each day the New York Stock Exchange is open for business.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ANNUITY - A series of annuity payments that vary in amount based on changes in the value of the Sub- Accounts to which Your Contract Value has been allocated.

WITHDRAWAL CHARGE - The contingent deferred sales charge that may be required upon some withdrawals.

                               4     PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

Maximum Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments) - 7%

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8 +              0%

TRANSFER FEE (Applies solely to the second and subsequent transfers
within a calendar month. We are currently waiving the transfer fee)    $ 10.00

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.

Annual Contract Maintenance Charge                                     $35.00
Separate Account Annual Expenses (as a percentage of daily net asset value deducted from each of the Sub-Accounts of the Separate Account)
Base Contract (without optional riders)
 Mortality and Expense Risk Charge                                      1.15%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.25%
Base Contract (with Enhanced Death Benefit Rider)
 Mortality and Expense Risk Charge                                      1.35%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.45%
Base Contract (with Enhanced Income Benefit Rider)
 Mortality and Expense Risk Charge                                      1.50%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.60%
Base Contract (with Enhanced Death and Income Benefit Riders)
 Mortality and Expense Risk Charge                                      1.55%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.65%
Base Contract (with Enhanced Death and Income Benefit Riders II)
 Mortality and Expense Risk Charge                                      1.70%
 Administrative Expense Charge                                          0.10%
                                                                       ------
 Total Separate Account Annual Expenses                                 1.80%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.


                                                              Minimum  Maximum
 ------------------------------------------------------------------------------
 Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include
 management fees, distribution and/or service (12b-1) fees,
 and other expenses) (without waivers or reimbursements)      0.10%    1.59%
 ------------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets before any waiver or reimbursement as of December 31, 2011.


                               5     PROSPECTUS

EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and Portfolio fees and expenses and assumes no transfers or exchanges were made. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   Invested $10,000 in the Contract for the time periods indicated,

..   earned a 5% annual return on your investment,

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and,

..   elected the Enhanced Death and Income Benefit Riders II (with total
    Separate Account expenses of 1.80%).

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $940  $1,560  $2,203   $3,699
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $794  $1,125  $1,482   $2,285
---------------------------------------------------------------------------------


EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                                  1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio Expenses   $345  $1,050  $1,778   $3,699
---------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio Expenses   $199  $  615  $1,057   $2,285
---------------------------------------------------------------------------------


EXPLANATION OF EXPENSE EXAMPLES

PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1 AND 2 ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDERS II (TOTAL SEPARATE ACCOUNT EXPENSES OF 1.80%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF ANY, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.

                               6     PROSPECTUS

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT
The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the prospectus. Please read the prospectus carefully.

1. WHAT IS THE CONTRACT?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non- qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax- deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in the answer to Question 2. The amount of money accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Sub- Accounts of the Separate Account or allocated to the Fixed Account, as you instruct us. You may allocate your Contract Value to up to twenty-one options under the Contract, counting each Sub-Account and the Fixed Account as one option. We will treat all of your Contract Value allocated to the Fixed Account as one option for purposes of this limit, even if you have chosen more than one Guarantee Period. The value of your Contract will depend on the investment performance of the Sub- Accounts and the amount of interest we credit to the Fixed Account.

Each Sub-Account will invest in a single investment portfolio (a "Portfolio") of an underlying fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios.

In some states, you may also allocate all or part of your Contract Value to the "Fixed Account", as described in the answer to Question 5.

2. WHAT ANNUITY OPTIONS DOES THE CONTRACT OFFER?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

..   a life annuity with payments guaranteed for zero to thirty years;

..   a joint and full survivorship annuity, with payments guaranteed for zero to thirty years; and

..   fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your annuity option at any time before annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the youngest Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Sub-Accounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Annuity Period you will have a limited ability to change the relative weighting of the Sub-Accounts on which your variable annuity payments are based or to increase the portion of your annuity payments consisting of Fixed Annuity payments.

3. HOW DO I BUY A CONTRACT?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in Purchase Payments during the first Contract Year. Purchase Payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application.

4. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

You can allocate and reallocate your investment among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the Portfolios described in "The Investment and Fixed Account Options: Separate Account Investments."

Some of the Portfolios described in this prospectus may not be available in your Contract.

Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the prospectuses for the Portfolios.

5. WHAT IS THE FIXED ACCOUNT OPTION?

We offer two Fixed Account interest crediting options: the Guaranteed Maturity Fixed Account Option and the Dollar Cost Averaging Fixed Account Option.

You may allocate Purchase Payments to the Sub- Account(s) and the Fixed Account(s). Loan payments may not be allocated to the Fixed Account(s). You may

                               7     PROSPECTUS
not transfer amounts into the DCA Fixed Account. The minimum amount that may be transferred into any one of the Guarantee Maturity Fixed Account Options is $500.

We will credit interest to amounts allocated to the Guaranteed Maturity Fixed Account Option at a specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to the Guaranteed Maturity Fixed Account Option. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. At the end of each Guarantee Period, you may select a new Guarantee Period from among the choices we are then making available or transfer or withdraw the relevant amount from the Fixed Account without any Market Value Adjustment.

We may offer Guarantee Periods ranging from one to ten years in length. We are currently offering Guarantee Periods of one, three, five, seven, and ten years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. From time to time, however, we may change the interest rate that we offer to credit to new allocations to the Guaranteed Maturity Fixed Account Option and to amounts rolled over in the Fixed Account for new Guarantee Periods.

In addition, if you participate in our dollar cost averaging program, you may designate amounts to be held in the Dollar Cost Averaging Fixed Account Option until they are transferred monthly to the Sub-Accounts or Guarantee Periods of your choosing. When you make an allocation to the Fixed Account for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Sub-Accounts or Guarantee Periods. We will complete the transfers within one year of the allocation. In our discretion we may change the rate that we set for new allocations to the Fixed Account for the dollar cost averaging program. We will never, however, set a rate less than an effective annual rate of 3%.

A Market Value Adjustment may increase or decrease the amount of certain transactions involving the Fixed Account, to reflect changes in interest rates. As a general rule, we will apply a Market Value Adjustment to the following transactions:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount (which is described in the answer to Question 6);

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) it is necessary to meet IRS minimum withdrawal requirements; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

We determine the amount of a Market Value Adjustment using a formula that takes into consideration:

1) whether current interest rates differ from interest rates at the beginning of the applicable Guarantee Period; and

2) how many years are left until the end of the Guarantee Period.

As a general rule, if interest rates have dropped, the Market Value Adjustment will be an addition; if interest rates have risen, the Market Value Adjustment will be a deduction. It is therefore possible that if you withdraw an amount from the Fixed Account during a Guarantee Period, a Market Value Adjustment may cause you to receive less than you initially allocated to the Fixed Account.

6. WHAT ARE MY EXPENSES UNDER THE CONTRACT?

CONTRACT MAINTENANCE CHARGE. During the Accumulation Period, each year we subtract an annual contract maintenance charge of $35 from your Contract Value allocated to the Sub-Accounts. We will waive this charge if you pay $50,000 or more in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account.

During the Annuity Period, we will subtract the annual contract maintenance charge in equal parts from your annuity payments. We waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE AND MORTALITY AND EXPENSE RISK CHARGE. We impose a mortality and expense risk charge at an annual rate of 1.15% of average daily net assets and an administrative expense charge at an annual rate of .10% of average daily net assets. If you select one of our optional enhanced benefit riders, however, we may charge you a higher mortality and expense risk charge. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

                               8     PROSPECTUS

TRANSFER FEE. Although we currently are not charging a transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the first transfer in each month.

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. Certain withdrawals may be made without payment of any Withdrawal Charge, which is a contingent deferred sales charge. Other withdrawals are subject to the Withdrawal Charge.

The Withdrawal Charge will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year") as follows:

                      CONTRIBUTION YEAR APPLICABLE CHARGE
                      ----------------- -----------------
                             1-2                7%
                             3-4                6%
                               5                5%
                               6                4%
                               7                3%
                               8+               0%

In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in, first- out basis.

Each year, free of Withdrawal Charges or any otherwise applicable Market Value Adjustment, you may withdraw the Free Withdrawal Amount, which equals:

   (a)  the greater of:
   earnings not previously withdrawn; or
   15% of your total Purchase Payments made in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

In most states, we also may waive the Withdrawal Charge if you:

1) require long-term medical or custodial care outside the home;
2) become unemployed; or

3) are diagnosed with a terminal illness.

These provisions will apply to the Annuitant, if the Contract is owned by a company or other legal entity. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability. As described in the answer to Question 5, we may increase or decrease certain withdrawals by a Market Value Adjustment.

PREMIUM TAXES. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any premium taxes relating to the Contract may be deducted from Purchase Payments or the Contract Value when the tax is incurred or at a later time. State premium taxes generally range from 0% to 3.5%.

OTHER EXPENSES. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

7. HOW WILL MY INVESTMENT IN THE CONTRACT BE TAXED?

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

8. DO I HAVE ACCESS TO MY MONEY?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some qualified plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must at least equal $500.

Although you have access to your money during the Accumulation Period, certain charges, such as the contract maintenance charge, the Withdrawal Charge, and premium tax charges, may be deducted on a surrender or withdrawal. You may also incur federal income tax liability or tax penalties. In addition, if you have allocated some of the value of your Contract to the Fixed Account, the amount of your surrender proceeds or withdrawal may be increased or decreased by a Market Value Adjustment.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

9. WHAT IS THE DEATH BENEFIT?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a living person. To obtain payment of the Death Benefit,

                               9     PROSPECTUS
the Beneficiary must submit to us a complete request for payment of the death benefit, which includes due proof of death as specified in the Contract.

The standard death benefit is the greatest of the following:

1) your total Purchase Payments reduced by a withdrawal adjustment;

2) your Contract Value;

3) the amount you would have received by surrendering your Contract; or

4) your Contract Value on each Contract Anniversary evenly divisible by seven increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment.

We also offer an optional enhanced death benefit rider, which is described later in this prospectus.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

10. WHAT ELSE SHOULD I KNOW?

ALLOCATION OF PURCHASE PAYMENTS. You allocate your initial Purchase Payment among the Sub-Accounts and the Fixed Account in your Contract application. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

TRANSFERS. During the Accumulation Period, you may transfer Contract Value among the Sub-Accounts and from the Sub-Accounts to the Fixed Account. You may not make a transfer, however, that would result in your allocating your Contract Value to more than twenty-one options under the Contract. While you may also transfer amounts from the Fixed Account, a Market Value Adjustment may apply. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Sub-Account of your choosing, including other Sub-Accounts or the Fixed Account. Transfers from the Dollar Cost Averaging Fixed Account may be made monthly only. Transfers from Sub-Accounts may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not include the Fixed Account in a Portfolio Rebalancing Program. You also may not elect rebalancing after annuitization.

During the Annuity Period, you may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub- Accounts or from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers, however, must be at least six months apart. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

11. WHO CAN I CONTACT FOR MORE INFORMATION?

You can write to us at Lincoln Benefit Life Company, P.O. Box 758565, Topeka, KS 66675-8565, or call us at (800) 457-7617.

                               10     PROSPECTUS

CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Sub-Account for 2002 through 2011. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Sub-Account. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements, which are comprised of the financial statements of the underlying sub-accounts, as of December 31, 2011, are included in the Statement of Additional Information. Lincoln Benefit's financial statements as of December 31, 2011, are included in the Statement of Additional Information.


DESCRIPTION OF THE CONTRACTS
SUMMARY. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Sub-Accounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.

CONTRACT OWNER. As the Contract Owner, you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed age 90 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-living person and a living person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefit section.

ANNUITANT. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section. If your Contract was issued under a plan qualified under Section 403(b), 408 or 408A of the Tax Code, you must be the Annuitant. If the Contract is a non-qualified Contract, you may also designate a Joint Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

MODIFICATION OF THE CONTRACT. Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT. Before the Annuity Date, if the Annuitant is still alive, you may assign an interest in the Contract if it is a non-qualified Contract. If a Contract is issued pursuant to a Qualified Plan, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

FREE LOOK PERIOD. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments.

In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Currently, if you live in one of those states, on the Issue Date we will allocate your Purchase Payment to the Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your Purchase

                               11     PROSPECTUS

Payments to the Sub-Accounts you have selected or to the Fixed Account until 20 days after the Issue Date or, if your state's free look period is longer than ten days, for ten days plus the period required by state law. During that time, we will allocate your Purchase Payment to the Fidelity Money Market Sub-Account. Your Contract will contain specific information about your free-look rights in your state.

PURCHASES AND CONTRACT VALUE
MINIMUM PURCHASE PAYMENT. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. However, each purchase payment made to the Dollar Cost Averaging Fixed Account must be at least $1,200. If we receive purchase payments designated for the Dollar Cost Averaging Fixed Account that are lower than the required minimum of $1,200, or purchase payments designated for the Guaranteed Maturity Fixed Account Option that are lower than $500, such amounts will be allocated to the Fidelity Money Market Portfolio. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC PAYMENT PLAN. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

ALLOCATION OF PURCHASE PAYMENTS. Your Purchase Payments are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

You initially may allocate your Purchase Payments to up to twenty-one options, counting each Sub-Account and the Fixed Account as one option. For this purpose, we will treat all of your allocations to the Fixed Account as one option, even if you choose more than one Guarantee Period. You may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions, but we will not execute instructions that would cause you to have Contract Value in more than twenty-one options. In the future, we may waive this limit.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

In some states, however, we are required to return at least your Purchase Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Sub-Account. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Sub-Accounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

CONTRACT VALUE. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units

                               12     PROSPECTUS
in the Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.

SEPARATE ACCOUNT ACCUMULATION UNIT VALUE. As a general matter, the Accumulation Unit Value for each Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Sub-Account. We also determine a separate set of Accumulation Unit Values reflecting the cost of the enhanced benefit riders described beginning on page 26. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Sub-Account. We determine the Accumulation Unit Value for each Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Sub- Account and, therefore, your Contract Value.

TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and the Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future. You may not make a transfer that would result in your allocating your Contract Value to more than twenty-one options under the Contract at one time.

As a general rule, we only make transfers on days when the NYSE is open for business. If we receive your request on one of those days, we will make the transfer that day. Requests received before 4:00 p.m. will be effected on that day at that day's price. Requests received after 4:00 p.m. will be effected on the next day on which the NYSE is open for business, at that day's price. If you transfer an amount from the Fixed Account to a Sub-Account before the end of the applicable Guarantee Period or you allocate an amount in the Fixed Account to a new Guarantee Period before the end of the existing Guarantee Period, we usually will increase or decrease the amount by a Market Value Adjustment. The calculation of the Market Value Adjustment is described in "Market Value Adjustment" on page 21.

Transfers within 30 days after the end of the applicable Guarantee Period are not subject to a Market Value Adjustment.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option. You may not transfer Contract Value out of the Dollar Cost Averaging Fixed Account Option except as part of a Dollar Cost Averaging program.

We may charge you the transfer fee described on page 5, although we currently are waiving it. At any time, without notice, we may suspend, modify or terminate your privilege to make transfers via the phone, or via other electronic or automated means previously approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to the Contract Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts/Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract/Policy Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract/Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract/Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or

                               13     PROSPECTUS
excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract/Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract/Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract/Policy Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract/Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract/Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract/Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract/Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract/Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub- Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

                               14     PROSPECTUS

AUTOMATIC DOLLAR COST AVERAGING PROGRAM. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Dollar Cost Averaging Fixed Account Option or a Sub-Account of your choosing. The interval between transfers from the Dollar Cost Averaging Fixed Account may be monthly only. The interval between transfers from Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. However, if you wish to Dollar Cost Average to a Guaranteed Maturity Fixed Account Option, the minimum amount that must be transferred into any one Option is $500. We may change this minimum or grant exceptions. For each purchase payment allocated to this Option, your first monthly transfer will occur 25 days after such purchase payment. If we do not receive an allocation from you within 25 days of the purchase payment, we will transfer the payment plus associated interest to the Fidelity Money Market Variable Sub-Account in equal monthly payments. You may not use the Dollar Cost Averaging program to transfer amounts from the Guaranteed Maturity Fixed Account Option.

Your request to participate in this program will be effective when we receive your completed application at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under a Dollar Cost Averaging program. We will not charge a transfer fee for Dollar Cost Averaging.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Sub-Account at a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new Purchase Payments (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually. We will not charge a transfer fee for Portfolio Rebalancing. A one-time request to rebalance the amounts allocated to the Sub- Accounts is not part of a Portfolio Rebalancing program and is subject to all of the requirements that are applicable to transfers. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office. You may not include the Fixed Account in a Portfolio Rebalancing program.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you request Portfolio Rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your Issue Date. Otherwise, your first rebalancing will occur twenty-five days after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                               15     PROSPECTUS

THE INVESTMENT AND FIXED ACCOUNT OPTIONS: SEPARATE ACCOUNT INVESTMENTS

THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub- Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-Accounts of the Separate Account.


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. American Value   Above-average total return over a market cycle of
 Fund, Series I/(5)/                      three to five years by investing in common stocks
                                          and other equity securities.
------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth   Capital growth                                         INVESCO ADVISERS, INC.
 Portfolio, Series II
------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and       Long-term growth of capital and income.
 Income Portfolio, Series II
------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Value            Long-term growth of capital
 Opportunities Fund - Series I/(2)/
------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio - Class  Long-term capital appreciation
 I-2
------------------------------------------------------------------------------------------------
Alger Growth and Income Portfolio -      Capital appreciation and current income
 Class I-2                                                                                      FRED ALGER MANAGEMENT, INC.
------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
Alger MidCap Growth Portfolio -          Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
Alger SmallCap Growth Portfolio -        Long-term capital appreciation
 Class I-2
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
----------------------------------------------------------------------------------------------------------------------------
DWS Bond VIP - Class A/(3)/              To maximize total return consistent with preservation
                                          of capital and prudent investment management, by
                                          investing for both current income and capital
                                          appreciation                                          DEUTSCHE INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT AMERICAS INC.
DWS VSI Global Small Cap Growth - Class  Above-average capital appreciation over the long
 A                                        term
------------------------------------------------------------------------------------------------
DWS Core Equity VIP - Class A/(4)/       Long-term growth of capital, current income and
                                          growth of income
------------------------------------------------------------------------------------------------
DWS International VIP - Class A          Long-term growth of capital
------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II
----------------------------------------------------------------------------------------------------------------------------
DWS Global Income Builder VIP - Class    Maximize income while maintaining prospects for        DEUTSCHE INVESTMENT
 A/(4)/                                   capital appreciation                                  MANAGEMENT AMERICAS INC.
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility Fund II     High current income and moderate capital               FEDERATED EQUITY
 (formerly, Federated Capital Income      appreciation                                          MANAGEMENT COMPANY OF
 Fund II)                                                                                       PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government       Current income
 Securities II                                                                                  FEDERATED INVESTMENT
------------------------------------------------------------------------------------------------MANAGEMENT COMPANY
Federated High Income Bond Fund II       High current income
------------------------------------------------------------------------------------------------


                               16     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                     INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager(SM)           High total return with reduced risk over the long
 Portfolio - Initial Class                term by allocating its assets among stocks, bonds,
                                          and short-term instruments.
--------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation.
 Initial Class
--------------------------------------------------------------------------------------------------FIDELITY MANAGEMENT &
Fidelity VIP Equity-Income Portfolio -   Reasonable Income. The fund will also consider the       RESEARCH COMPANY
 Initial Class                            potential for capital appreciation. The fund's goal
                                          is to achieve a yield which exceeds the composite
                                          yield on the securities comprising the Standard &
                                          Poor's 500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial  To achieve capital appreciation.
 Class
--------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return
 Initial Class                            of common stocks publicly traded in the United
                                          States, as represented by the Standard & Poor's
                                          500(SM) Index (S&P 500(R) ).
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Initial Class                            preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital.
 Initial Class
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio    Long-term capital growth, consistent with
 - Institutional Shares                   preservation of capital and balanced by current
                                          income.
--------------------------------------------------------------------------------------------------
Janus Aspen Series Flexible Bond         To obtain maximum total return, consistent with
 Portfolio - Institutional Shares         preservation of capital.                                JANUS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------------------------LLC
Janus Aspen Series Overseas Portfolio    Long-term growth of capital.
 - Service Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Janus Portfolio       Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Enterprise Portfolio  Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Portfolio   Long-term growth of capital
 - Institutional Shares
--------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
---------------------------------------------------------------------------------------------------------------------------
Legg Mason ClearBridge Variable Large    Long-term capital growth with current income as a        LEGG MASON PARTNERS FUND
 Cap Value Portfolio - Class I            secondary objective                                     ADVISOR, LLC
---------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
---------------------------------------------------------------------------------------------------------------------------
MFS Growth Series - Initial Class        Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Initial     Capital appreciation
 Class
--------------------------------------------------------------------------------------------------MFS(TM) INVESTMENT
MFS New Discovery Series - Initial Class Capital appreciation                                     MANAGEMENT
--------------------------------------------------------------------------------------------------
MFS Research Series - Initial Class      Capital appreciation
--------------------------------------------------------------------------------------------------
MFS Total Return Series - Initial Class  Total return
--------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- &         Capital appreciation.                                    OPPENHEIMERFUNDS, INC.
 Mid-Cap Fund(R) /VA - Service Shares
---------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.           PACIFIC INVESTMENT
--------------------------------------------------------------------------------------------------MANAGEMENT COMPANY LLC
PIMCO VIT Total Return Portfolio         Maximum total return, consistent with preservation
 - Administrative Shares                  of capital and prudent investment management.
--------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund -     Capital growth. Current income is a secondary            PUTNAM INVESTMENT
 Class IB                                 objective.                                              MANAGEMENT, LLC
---------------------------------------------------------------------------------------------------------------------------


                               17     PROSPECTUS


PORTFOLIO                                EACH PORTFOLIO SEEKS                                   INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 I                                        growth of capital through investments in the
                                          common stocks of established companies.
------------------------------------------------------------------------------------------------T. ROWE PRICE ASSOCIATES,
T. Rowe Price Mid-Cap Growth Portfolio   Long-term capital appreciation by investing in         INC.
 - I/(1)/                                 mid-cap stocks with potential for above-average
                                          earnings growth.
------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth         Long-term growth of capital by investing primarily in
 Portfolio - I                            the common stocks of growth companies.
------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock        Long-term growth of capital through investments
 Portfolio - I                            primarily in the common stocks of established         T. ROWE PRICE ASSOCIATES,
                                          non-U.S. companies.                                   INC.
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery Fund  Long-term capital appreciation.
                                                                                                WELLS FARGO FUNDS
                                                                                                MANAGEMENT, LLC
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity     Long-term capital appreciation.                        SUB-ADVISOR: WELLS CAPITAL
 Fund(SM)                                                                                       MANAGEMENT INCORPORATED
------------------------------------------------------------------------------------------------


(1) Effective May 1, 2004, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.


(2) Effective August 19, 2011, the Invesco Van Kampen V.I. Value Opportunities
- Series I Sub-Account (formerly, Invesco V.I. Basic Value - Series I Sub-Account) closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3) Effective as of January 27, 2012, the DWS Bond VIP - Class A Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(4) Effective May 1, 2012, the following Portfolio changed their names:



                   PREVIOUS NAME                 NEW NAME
             ------------------------------------------------------
             DWS Growth & Income VIP -   DWS Core Equity VIP -
             Class A                     Class A
             ------------------------------------------------------
             DWS Balanced VIP - Class A  DWS Global Income Builder
                                         VIP - Class A
             ------------------------------------------------------



(5) Effective on or about July 1, 2012, the following Portfolio will change its name:



                   PREVIOUS NAME                   NEW NAME
          -----------------------------------------------------------
          Invesco Van Kampen V.I. Mid Cap  Invesco Van Kampen V.I.
          Value - Series I                 American Value - Series I
          -----------------------------------------------------------


Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the net Purchase Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts

                               18     PROSPECTUS
to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

   (a) to operate the Separate Account in any form permitted by law;

   (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

   (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

   (d) to add, combine, or remove Sub-Accounts in the Separate Account; and

   (e) to change the way in which we assess charges, as long as the total charges do not exceed the maximum amount that may be charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

GENERAL. You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Loan payments may not be allocated to the Fixed Account(s). Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. The Fixed Account may not be available in all states. Please contact us at 1-800-457-7617 for current information.

GUARANTEED MATURITY FIXED ACCOUNT OPTION. We will credit interest to each amount allocated to the Guaranteed Maturity Fixed Account Option at a

                               19     PROSPECTUS
specified rate for a specified Guarantee Period. You select the Guarantee Period for each amount that you allocate to this option. We will declare the interest rate that we will guarantee to credit to that amount for that Guarantee Period. Each amount allocated to a Guarantee Period under this option must be at least $500. We reserve the right to limit the number of additional Purchase Payments that may be allocated to this option.

We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may offer Guarantee Periods ranging from one to ten years in length. We will decide in our discretion which Guarantee Periods to offer. Currently, we offer Guarantee Periods of one, three, five, seven and ten years. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods.

We will credit interest daily to each amount allocated to a Guarantee Period under this option at a rate which compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. We will not change the interest rate credited to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

The following example illustrates how a Purchase Payment allocated to this option would grow, given an assumed Guarantee Period and effective annual interest rate:

                        EXAMPLE
                        Purchase Payment       $ 10,000
                        Guarantee Period        5 years
                        Effective Annual Rate      4.50%

                                                         End of Contract Year
                                        ------------------------------------------------------
                                          Year 1     Year 2     Year 3     Year 4     Year 5
----------------------------------------------------------------------------------------------
Beginning Contract Value                $10,000.00
  X (1 + Effective Annual Rate)           X  1.045
                                        ----------
                                        $10,450.00

Contract Value at end of Contract Year             $10,450.00
  X (1 + Effective Annual Rate)                      X  1.045
                                                   ----------
                                                   $10,920.25

Contract Value at end of Contract Year                        $10,920.25
  X (1 + Effective Annual Rate)                                 X  1.045
                                                              ----------
                                                              $11,411.66

Contract Value at end of Contract Year                                   $11,411.66
  X (1 + Effective Annual Rate)                                            X  1.045
                                                                         ----------
                                                                         $11,925.19

Contract Value at end of Contract Year                                              $11,925.19
  X (1 + Effective Annual Rate)                                                       X  1.045
                                                                                    ----------
                                                                                    $12,461.82

Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82 -
$10,000)

NOTE:This example assumes no withdrawals during the entire five-year Guarantee
     Period. If you were to make a partial withdrawal, you might be required to pay a Withdrawal Charge and the amount withdrawn might be increased or decreased by a Market Value Adjustment. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on relevant factors such as then current interest rates, regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. For current interest rate information, please contact us at 1-800-457-7617.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.

At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. If so, we will automatically keep the relevant amount in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period will be the same length as the expiring Guarantee Period and will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for Guarantee Periods of that length; or

2) allocate the relevant Contract Value to one or more new Guarantee Periods of your choice in the Guaranteed Maturity Fixed Account Option. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

                               20     PROSPECTUS

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3) instruct us to transfer all or a portion of the relevant amount to one or more Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) withdraw all or a portion of the relevant amount through a partial withdrawal. You may be required to pay a Withdrawal Charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends.

Under our Automatic Laddering Program, you may choose, in advance, to use Guarantee Periods of the same length for all renewals in the Guaranteed Maturity Fixed Account Option. You can select this program at any time during the Accumulation Period, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering this program at any time.

MARKET VALUE ADJUSTMENT. We may increase or decrease the amount of some transactions involving your investment in the Guaranteed Maturity Fixed Account Option to include a Market Value Adjustment. The formula for determining Market Value Adjustments reflects changes in interest rates since the beginning of the relevant Guarantee Period. As a result, you will bear some of the investment risk on amounts allocated to the Guaranteed Maturity Fixed Account Option.

As a general rule, we will apply a Market Value Adjustment to the following transactions involving your Fixed Account balance:

1) when you withdraw funds from the Guaranteed Maturity Fixed Account Option in an amount greater than the Free Withdrawal Amount, as described on page 33;

2) when you transfer funds from the Guaranteed Maturity Fixed Account Option to the Sub-Accounts;

3) when you allocate part of your balance in the Guaranteed Maturity Fixed Account Option to a new Guarantee Period before the end of the existing Guarantee Period;

4) when you annuitize your Contract; and

5) when we pay a death benefit.

We will not apply a Market Value Adjustment to a transaction, to the extent that:

1) it occurs within 30 days after the end of a Guarantee Period applicable to the funds involved in the transaction;

2) you make a withdrawal to satisfy the IRS' required minimum distribution rules for this Contract; or

3) it is a transfer that is part of a Dollar Cost Averaging program.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment. This formula primarily compares:

1) the Treasury Rate at the time of the relevant transaction for a maturity equal in length to the relevant Guarantee Period; and

2) the Treasury Rate at the beginning of the Guarantee Period for a maturity equal in length to the Guarantee Period.

Generally, if the Treasury Rate at the beginning of the Guarantee Period is higher than the corresponding current Treasury Rate, then the Market Value Adjustment will increase the amount payable to you or transferred. Similarly, if the Treasury Rate at the beginning of the Guarantee Period is lower than the corresponding current Treasury Rate, then the Market Value Adjustment will reduce the amount payable to you or transferred.

For example, assume that you purchased a Contract and selected an initial Guarantee Period of five years and the five-year Treasury Rate for that duration is 4.50%. Assume that at the end of three years, you make a partial withdrawal. If, at that later time, the current five-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Similarly, if the current five-year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may also allocate Purchase Payments to the Dollar Cost Averaging Fixed Account Option. We will credit interest to Purchase Payments allocated to this option for up to one year at the current rate that we declare when you make the allocation. The effective annual rate will never be less than 3%. You may not transfer funds to this option from the Sub-Accounts or the Guaranteed Maturity Fixed Account Option. We will follow your instructions in transferring amounts from this option to the Sub-Accounts or the Guaranteed Maturity Fixed Account Option on a monthly basis only, as described in "Automatic Dollar Cost Averaging Program" on page 15 of this prospectus.

ANNUITY BENEFITS
ANNUITY DATE. You may select the Annuity Date, which is the date on which annuity payments are to begin, in your application. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is on or immediately following the later of the 10th Contract Anniversary or the youngest Annuitant's 90th

                               21     PROSPECTUS

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birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

..   the year of your separation from service; or

..   April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If your Contract was purchased by a Qualified Plan, we may require you to annuitize by the date required by the Tax Code.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

ANNUITY OPTIONS. You may elect an Annuity Option at any time before the Annuity Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Option. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default Option. The default Options are:

..   Option A with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

..   Option B with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least thirty days before the Annuity Date.

Three Annuity Options are generally available under the Contract. Each is available in the form of:

..   a Fixed Annuity;

..   a Variable Annuity; or

..   a combination of both Fixed and Variable Annuity.

The three Annuity Options are:

OPTION A: LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION B: JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay income payments to the Beneficiary until the guaranteed number of payments has been paid. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

OPTION C: PAYMENTS FOR A SPECIFIED PERIOD CERTAIN OF 5 YEARS TO 30 YEARS. We make periodic payments for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option, and request Variable Annuity payments, you may at any time before the period expires request a lump sum payment. If you elected Variable Annuity payments, the lump sum payment will depend on:

..   the investment results of the Sub-Accounts you have selected,

..   the Contract Value at the time you elected annuitization, and

..   the length of the remaining period for which the payee would be entitled to payments.

No lump sum payment is available if you request Fixed Annuity payments. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

If you choose Income Plan A or B, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 30 below, however, we will subtract any applicable Withdrawal Charge and increase or decrease your surrender proceeds by any applicable Market Value Adjustment.

OTHER OPTIONS. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

                               22     PROSPECTUS

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If your Contract is issued under Sections 401, 403(b), 408 or 408A of the Tax
Code, we will only make payments to you and/or your spouse.

ANNUITY PAYMENTS: GENERAL. On the Annuity Date, we will apply the Annuitized Value of your Contract to the Annuity Option you have chosen. Your annuity payments may consist of Variable Annuity payments or Fixed Annuity payments or a combination of the two. We will determine the amount of your annuity payments as described in "Variable Annuity Payments" and "Fixed Annuity Payments" beginning on page 23.

You must notify us in writing at least 30 days before the Annuity Date how you wish to allocate your Annuitized Value between Variable Annuity and Fixed Annuity payments. You must apply at least the Contract Value in the Fixed Account on the Annuity Date to Fixed Annuity payments. If you wish to apply any portion of your Fixed Account balance to your Variable Annuity payments, you should plan ahead and transfer that amount to the Sub-Accounts prior to the Annuity Date. If you do not tell us how to allocate your Contract Value among Fixed and Variable Annuity payments, we will apply your Contract Value in the Separate Account to Variable Annuity payments and your Contract Value in the Fixed Account to Fixed Annuity payments.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear.

YOU MAY NOT WITHDRAW CONTRACT VALUE DURING THE ANNUITY PERIOD, IF WE ARE MAKING PAYMENTS TO YOU UNDER ANY ANNUITY OPTION, SUCH AS OPTION A OR B ABOVE, INVOLVING PAYMENT TO THE PAYEE FOR LIFE OR ANY COMBINATION OF PAYMENTS FOR LIFE AND MINIMUM GUARANTEE PERIOD FOR A PREDETERMINED NUMBER OF YEARS.

VARIABLE ANNUITY PAYMENTS. One basic objective of the Contract is to provide Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity Payments will depend upon the investment results of the Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Annuity payments. The Variable Annuity payments may be more or less than your total Purchase Payments because (a) Variable Annuity payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Annuity payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Annuity payments will be greater than Variable Annuity payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Annuity payments will decrease. The dollar amount of the Variable Annuity payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the Variable Annuity payments will increase if the net investment return exceeds the assumed investment rate. You should consult the Statement of Additional Information for more detailed information as to how we determine Variable Annuity Payments.

FIXED ANNUITY PAYMENTS. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected.

As a general rule, subsequent Fixed Annuity payments will be equal in amount to the initial payment. However, as described in "Transfers During the Annuity Period" below, after the Annuity Date, you will have a limited ability to increase the amount of your Fixed Annuity payments by making transfers from the Sub-Accounts.

We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit any applicable interest at a rate at least as high as state law requires.

TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, you will have a limited ability to make

                               23     PROSPECTUS

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transfers among the Sub-Accounts so as to change the relative weighting of the
Sub-Accounts on which your Variable Annuity payments will be based. In addition, you will have a limited ability to make transfers from the Sub-Accounts to increase the proportion of your annuity payments consisting of Fixed Annuity payments. You may not, however, convert any portion of your right to receive Fixed Annuity payments into Variable Annuity payments.

You may not make any transfers for the first six months after the Annuity Date. Thereafter, you may make transfers among the Sub-Accounts or make transfers from the Sub-Accounts to increase your Fixed Annuity payments. Your transfers must be at least six months apart.

DEATH BENEFIT DURING ANNUITY PERIOD. If any Contract Owner dies after the Annuity Date, the successor Contract Owner will receive any guaranteed annuity payments scheduled to continue. If the successor Owner dies before all of the guaranteed payments have been made, we will continue the guaranteed payments to the Beneficiary(ies). After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.

CERTAIN EMPLOYEE BENEFIT PLANS. The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

OTHER CONTRACT BENEFITS
DEATH BENEFIT: GENERAL.  We will pay a distribution on death, if:

1) the Contract is in force;

2) annuity payments have not begun; and

3) either:

    (a)any Owner dies; or

    (b)any Annuitant dies and the Owner is a non-living person.

DUE PROOF OF DEATH. A complete request for settlement of the Death Proceeds must be submitted before the Annuity Date. Where there are multiple Beneficiaries, we will value the Death Benefit at the time the first Beneficiary submits a complete request for settlement of the Death Proceeds. A complete request must include "Due Proof of Death". We will accept the following documentation as Due Proof of Death:

..   a certified original copy of the Death Certificate;

..   a certified copy of a court decree as to the finding of death; or

..   a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.

DEATH PROCEEDS. If we receive a complete request for settlement of the Death Proceeds within 180 days of the date of your death, the Death Proceeds are equal to the Death Benefit described below. Otherwise, the Death Proceeds are equal to the greater of the Contract Value or the Surrender Value. We reserve the right to waive or extend, on a nondiscriminatory basis, the 180-day period in which the Death Proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as Death Proceeds and in no way restricts when the claim may be filed.

DEATH BENEFIT AMOUNT. The standard Death Benefit under the Contract is the greatest of the following:

1) the total Purchase Payments, less a withdrawal adjustment for any prior partial withdrawals;

2) the Contract Value on the date as of which we calculate the Death Benefit.

3) the Surrender Value;

4) the Contract Value on the seventh Contract Anniversary and each subsequent Contract Anniversary evenly divisible by seven, increased by the total Purchase Payments since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals since that anniversary.

The withdrawal adjustment for the Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the value of the applicable Death Benefit immediately before the withdrawal.

As described on page 26, you may add optional riders that in some circumstances may increase the Death Benefit under your contract.

                               24     PROSPECTUS

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DEATH BENEFIT PAYMENTS

1. If your spouse is the sole beneficiary:

   (a) Your spouse may elect to receive the Death Proceeds in a lump sum; or

   (b) Your spouse may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of your spouse; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse; or

   (iii) over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

   (b) If your spouse chooses to continue the Contract, or does not elect one of these options, then the Contract will continue in the Accumulation Period as if the death had not occurred. If the Contract is continued in the Accumulation Period, the following conditions apply.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the Death Proceeds, except that any portion of this excess attributable to the fixed account options will be allocated to the Money Market Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   (i) transfer all or a portion of the excess among the Sub-Accounts;

   (ii) transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

   (iii) transfer all or a portion of the excess into a combination of Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as the free transfer allowed each calendar month and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Annuity Date, the death benefit of the continued Contract will be as defined in the Death Benefit provision.

Only one spousal continuation is allowed under this Contract.

If there is no Annuitant at that time, the new Annuitant will be the surviving spouse.

2. If the Beneficiary is not your spouse but is a living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) The Beneficiary may elect to receive the Death Proceeds paid out under one of the annuity options, subject to the following conditions:

The Annuity Date must be within one year of your date of death. Annuity payments must be payable:

   (i) over the life of the Beneficiary; or

   (ii) for a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary; or

   (iii) over the life of the Beneficiary with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the Beneficiary.

   (c) If the Beneficiary does not elect one of the options above, then the Beneficiary must receive the Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account and the Contract Value will be adjusted accordingly. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

If the Beneficiary dies before the complete liquidation of the Contract Value, then the Beneficiary's named Beneficiary(ies) will receive the greater of the Surrender Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the Beneficiary is a corporation or other type of non-living person:

   (a) The Beneficiary may elect to receive the Death Proceeds in a lump sum; or

   (b) If the Beneficiary does not elect to receive the option above, then the Beneficiary must receive the

                               25     PROSPECTUS

Contract Value payable within 5 years of your date of death. We will determine the Death Proceeds as of the date we receive the complete request for settlement of the Death Proceeds. Unless otherwise instructed by the Beneficiary, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Money Market Sub-Account. The Beneficiary may exercise all rights as set forth in Transfer During the Accumulation Period on page 13 and Transfer Fees on page 32 during this 5-year period.

The Beneficiary may not pay additional purchase payments into the contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any Beneficiary is a non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.

Under any of these options, all contract rights, subject to any restrictions previously placed upon the Beneficiary, are available to the Beneficiary from the date of your death to the date on which the Death Proceeds are paid.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

We offer different optional riders under this Contract. If you elect an optional rider, we will charge you a higher mortality and expense charge. We may discontinue offering one or more Riders at any time. The benefits under the Riders are described below. The benefits in the riders discussed below may not be available in all states. For example, the Enhanced Death Benefit, Enhanced Income Benefit and all versions of the Enhanced Death and Income Benefit riders issued in Washington state do not contain the Enhanced Death Benefit B or Enhanced Income Benefit B provisions that are described below. Further they may be offered in certain states as a benefit of the base contract rather than as a separate rider. In those states, the expense charge will remain the same for the benefit.

ENHANCED DEATH BENEFIT RIDER: When you purchase your Contract, you may select the Enhanced Death Benefit Rider. This Rider is available if the oldest Owner or Annuitant is age 80 or less at issue. If you are not an individual, the Enhanced Death Benefit applies only to the Annuitant's death. As described below, we will charge a higher mortality and expense risk charge if you select this Rider. If you select this Rider, the Death Benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit. The Enhanced Death Benefit will be the greater of the Enhanced Death Benefit A or Enhanced Death Benefit B, defined below.

ENHANCED INCOME BENEFIT RIDER: When you purchase your Contract you may select the Enhanced Income Benefit Rider if available in your state. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. If you select this Rider, you may be able to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Income Benefit A or Enhanced Income Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the Contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

The Enhanced Income Benefit under this Rider only applies to the determination of income payments under the income options described above. It is not a guarantee of Contract Value or performance. The benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. In addition, under some circumstances, you will receive higher initial income payments by applying your Contract Annuitized Value to one of the standard Annuity Options instead of utilizing this optional benefit. If you surrender your Contract, you will not receive any benefit under this Rider.

ENHANCED INCOME BENEFIT A. At issue, the Enhanced Income Benefit A is equal to the initial purchase payment. After issue, Enhanced Income Benefit A is recalculated as follows:

..   When you make a Purchase Payment, we will increase the Enhanced Income
    Benefit A by the amount of your Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Income Benefit A by a withdrawal adjustment as defined below;

..   On each Contract Anniversary, the Enhanced Income Benefit A is equal to the greater of the

                               26     PROSPECTUS

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   Contract Value or the most recently calculated Enhanced Income Benefit A.

If you do not make any additional Purchase Payments or withdrawals, the Enhanced Income Benefit A will be the greatest of all Contract Anniversary Contract Values prior to the date we calculate the Enhanced Income Benefit.

We will continuously adjust Enhanced Income Benefit A; as described above, until the oldest Contract Owner's 85th birthday, or if the Contract Owner is not a living individual, the oldest Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Income Benefit A only for Purchase Payments and withdrawals.

ENHANCED INCOME BENEFIT B. Enhanced Income Benefit B is equal to your total Purchase Payments reduced by any withdrawal adjustments, accumulated daily at an effective annual interest rate of 5% per year, until the earlier of:

   (a) the date we determine the income benefit;

   (b) the first day of the month following the oldest Contract Owner's 85th birthday, or the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c) where,

   (a) is the withdrawal amount;

   (b) is the Contract Value immediately prior to the withdrawal;

   (c) is the most recently calculated Enhanced Income Benefit A or B, as applicable.

ENHANCED DEATH AND INCOME BENEFIT RIDER II:   When you purchase your Contract
and if available in your state, you may select the Enhanced Death and Income Benefit Rider II. Lincoln Benefit Life no longer offers this Rider in most states. This Rider is available if the oldest Owner or Annuitant is age 75 or less at issue. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B, defined below, on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is:

   (a) on or after the tenth Contract Anniversary;

   (b) before the Annuitant's age 90; and

   (c) within a 30-day period on or following a Contract Anniversary.

On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for fixed payments on the basis guaranteed in the contract for either a single life with a period certain, or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH AND INCOME BENEFIT RIDER. This Rider was previously available if the oldest Owner or Annuitant is age 75 or less at issue. This rider is no longer available. This Rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher annuity payments in certain circumstances. As described below, we will charge a higher mortality and expense risk charge if you select this Rider.

The Enhanced Income Benefit under this Rider is equal to the value of the Enhanced Death Benefit on the Annuity Date. We will not increase or decrease the Enhanced Income Benefit amount by any Market Value Adjustment. To be eligible for the Enhanced Income Benefit, you must select an Annuity Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age
90. On the Annuity Date, you may apply the Enhanced Income Benefit to an Annuity Option that provides for payments guaranteed for either a single life with a period certain or joint lives with a period certain of at least:

   (a) 10 years, if the youngest Annuitant's age is 80 or less on the Annuity Date; or

   (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Annuity Date.

If you wish to select a different Annuity Option, you must apply the Annuitized Value and not the Enhanced Income Benefit.

ENHANCED DEATH BENEFIT A. At issue, Enhanced Death Benefit A is equal to the initial Purchase Payment. After issue, Enhanced Death Benefit A is adjusted whenever you pay a Purchase Payment or make a withdrawal and on each Contract Anniversary as follows:

..   When you pay a Purchase Payment, we will increase Enhanced Death Benefit A by the amount of the Purchase Payment;

..   When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

..   On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of

                               27     PROSPECTUS
   the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, Enhanced Death Benefit A will equal the greatest of the Contract Value on the Issue Date and all Contract Anniversaries prior to the date we calculate any death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract Owner's 85th birthday or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for Purchase Payments and withdrawals.

ENHANCED DEATH BENEFIT B. Enhanced Death Benefit B is equal to your total Purchase Payments, reduced by any withdrawal adjustments, accumulated daily at an effective annual rate of 5% per year, until the earlier of:

   (a) the date we determine the death benefit,

   (b) the first day of the month following the oldest Contract Owner's 85th birthday; or

   (c) the first day of the month following the oldest Annuitant's 85th birthday, if the Contract Owner is not a living individual.

Thereafter, we will only adjust Enhanced Death Benefit B to reflect additional Purchase Payments and withdrawals. Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws that govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately before the withdrawal; and

(c) = the most recently calculated Enhanced Benefit A or B, as appropriate.

BENEFICIARY. You name the Beneficiary. You may name a Beneficiary in the application. You may also name one or more contingent Beneficiaries who are entitled to receive benefits under the contract if all primary Beneficiaries are deceased at the time a Contract Owner, or Annuitant if the Contract Owner is not a living person, dies. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we accept them, effective as of the date you signed the form. Until we accept your change instructions, we are entitled to rely on your most recent instructions in our files. We are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary prior to accepting a change. Accordingly, if you wish to change your beneficiary, you should deliver your instructions to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

..   your spouse if he or she is still alive; or, if he or she is no longer alive,

..   your surviving children equally; or if you have no surviving children,

..   your estate.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract Owner or Annuitant, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original shares of the remaining beneficiaries.

If more than one Beneficiary shares in the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all beneficiaries will be considered to be non-living persons.

You may specify that the Death Benefit be paid under a specific income Plan by submitting a written request to our Service Center. If you so request, your Beneficiary may not change to a different Income Plan or lump sum. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the changes.

Different rules may apply to Contracts issued in connection with Qualified
Plans.

CONTRACT LOANS FOR 403(B) CONTRACTS. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code. Loans are not available under Non-Qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be

                               28     PROSPECTUS
greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the Surrender Value.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Tax Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Sub-Account. If your loan amount is greater than your Contract Value in the Sub-Accounts, we will transfer the remaining required collateral from the Guaranteed Maturity Fixed Account Options. If your loan amount is greater than your contract value in the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Option.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Sub-Accounts or the Fixed Account. We may, however, apply a Market Value Adjustment to a transfer from the Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Sub-Accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

1) the Death Proceeds;

2) surrender proceeds;

3) the amount available for partial withdrawal;

4) the amount applied on the Annuity Date to provide annuity payments; and

5) the amount applied on the Annuity Date to provide annuity payments under the Enhanced Income Benefit Rider, Enhanced Death and Income Benefit Rider, or the Enhanced Death and Income Benefit Rider II.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Sub-Account(s) in the proportion that you have selected for Purchase Payments. Allocations of loan payments are not permitted to the Fixed Accounts (Guaranteed Maturity Fixed Account and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity Money Market Sub-Account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

WITHDRAWALS (REDEMPTIONS). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may

                               29     PROSPECTUS
impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 32. Withdrawals from the Fixed Account may be increased or decreased by a Market Value Adjustment, as described in "Market Value Adjustment" on page 21.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Sub-Account. If your request for a partial withdrawal would reduce the Contract Value to less than $500, we may treat it as a request for a withdrawal of your entire Contract Value, as described in "Minimum Contract Value" on page 31. Your Contract will terminate if you withdraw all of your Contract Value.

Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distribution of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 40.


To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

For partial withdrawals, you may allocate the amount among the Sub-Accounts and the Fixed Accounts. If we do not receive allocation instructions from you, we usually will allocate the partial withdrawal proportionately among the Sub-Accounts and the Guaranteed Maturity Fixed Account Options based upon the balance of the Sub-Accounts and the Guaranteed Maturity Fixed Account Options, with any remainder being distributed from the Dollar Cost Averaging Fixed Account Option. You may not make a partial withdrawal from the Fixed Account in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Fixed Account to the Contract Value immediately before the partial withdrawal.

If you request a total withdrawal, you must send us your Contract. The
Surrender Value will equal the Contract Value minus any applicable Withdrawal Charge and adjusted by any applicable Market Value Adjustment. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract as described on page 31. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

3) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax
Code) only in the following circumstances:

1) when you attain age 59 1/2;

2) when you terminate your employment with the plan sponsor;

3) upon your death;

4) upon your disability as defined in Section 72(m)(7) of the Tax Code;

5) or in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

1) salary reduction contributions made after December 31, 1988;

2) income attributable to such contributions; and

3) income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions

                               30     PROSPECTUS
and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.

SYSTEMATIC WITHDRAWAL PROGRAM. If your Contract is a non-Qualified Contract or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Sub-Account and Fixed Account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

ERISA PLANS. A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an adviser.

MINIMUM CONTRACT VALUE. If as a result of withdrawals your Contract Value would be less than $500 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $500 due to either a decline in Accumulation Unit Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

CONTRACT CHARGES
We assess charges under the Contract in three ways:

1) as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and

3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge from each Sub-Account during each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.15% of the average net asset value of each Sub-Account. The mortality risks arise from our contractual obligations:

1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

2) to waive the Withdrawal Charge upon your death; and

3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found beginning on page 24.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the contract maintenance charge and the administrative expense charge. We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Period and the Annuity Period.

If you select the Enhanced Death Benefit Rider, your mortality and expense risk charge will be 1.35% of average net asset value of each Sub-Account. If you select the Enhanced Income Rider, your mortality and expense risk charge will be 1.50% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of average daily net asset value of each Sub-Account. If you select the Enhanced Death and Income Benefit Rider II, your mortality and expense risk charge will be 1.70% of average daily net asset value of each Sub-Account. We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the Riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of Rider, in order to reflect the difference in the mortality and expense risk charges.

ADMINISTRATIVE CHARGES.

CONTRACT MAINTENANCE CHARGE. We charge an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

                               31     PROSPECTUS

Before the Annuity Date, we assess the contract maintenance charge on each Contract Anniversary. To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Sub-Accounts to which you have allocated your Contract Value, and redeem Accumulation Units accordingly. We will waive this charge if you pay more than $50,000 in Purchase Payments or if you allocate all of your Contract Value to the Fixed Account. If you surrender your Contract, we will deduct the full $35 charge as of the date of surrender, unless your Contract qualifies for a waiver.

After the Annuity Date and if allowed in your state, we will subtract this charge in equal parts from each of your annuity payments. We will waive this charge if on the Annuity Date your Contract Value is $50,000 or more or if all of your annuity payments are Fixed Annuity payments.

ADMINISTRATIVE EXPENSE CHARGE. We deduct an administrative expense charge from each Sub-Account during each Valuation Period. This charge is equal, on an annual basis, to 0.10% of the average net asset value of the Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The administrative expense charge is assessed during both the Accumulation Period and the Annuity Period.

TRANSFER FEE. We currently are waiving the transfer fee. The Contract, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

SALES CHARGES.

WITHDRAWAL CHARGE. We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                        WITHDRAWAL CHARGE
                      CONTRIBUTION YEAR    PERCENTAGE
                      First and Second          7%
                      Third and Fourth          6%
                           Fifth                5%
                           Sixth                4%
                          Seventh               3%
                      Eighth and later          0%

When we calculate the Withdrawal Charge, we do not take any applicable Market Value Adjustment into consideration. Beginning on January 1, 2004, if you make a withdrawal before the Annuity Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST. Earnings - the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

SECOND. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD. Any additional amounts available as a "Free Withdrawal," as described on page 33;

FOURTH. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

..   on annuitization;

..   the payment of a Death Benefit;

..   a free withdrawal amount, as described on page 33;


..   certain withdrawals for Contracts issued under 403(b) plans or 401 plan under our prototype as described on page 33;


..   withdrawals taken to satisfy IRS minimum distribution rules;

..   withdrawals that qualify for one of the waiver benefits described on pages
    33-34; and

..   withdrawal under Contracts issued to employees of Lincoln Benefit Life
    Company or its affiliates, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if those individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We may waive withdrawal charges if this Contract is surrendered, and the entire proceeds of the surrender are

                               32     PROSPECTUS
directly used to purchase a new Contract also issued by us or any affiliated company. Such waivers will be granted on a non-discriminatory basis.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The amount of your withdrawal may be affected by a Market Value Adjustment. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 36. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

FREE WITHDRAWAL. Withdrawals of the following amounts are never subject to the Withdrawal Charge:

.. In any Contract Year, the greater of: (a) earnings that have not previously been withdrawn; or (b) 15 percent of New Purchase Payments; and

..  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes, or be subject to a market Value Adjustment. The tax treatment of withdrawals is summarized on page 36.

WAIVER BENEFITS

GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable Withdrawal Charge or Market Value Adjustment. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some Qualified Plans may not permit you to utilize these benefits. Also, even if you do not need to pay our Withdrawal Charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER BENEFIT. Under this benefit, we will waive the Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if the following conditions are satisfied:

1) Any Contract Owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. The Owner or Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2) You request the withdrawal no later than 90 days following the end of the Owner or Annuitant's stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3) A physician must have prescribed the stay and the stay must be medically necessary.

You may not claim this benefit if the physician prescribing the Owner or Annuitant's stay in a long term care facility is the Owner or Annuitant or a member of the Owner or Annuitant's immediate family.

TERMINAL ILLNESS WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on all withdrawals under your Contract if, at least 30 days after the Issue Date, you, or the Annuitant if the Owner is not a living person, are diagnosed with a terminal illness. We may require confirmation of the diagnosis as provided in the Contract.

UNEMPLOYMENT WAIVER BENEFIT. Under this benefit, we will waive any Withdrawal Charge and Market Value Adjustment on one partial or full withdrawal from your Contract, if you meet the following requirements:

1) you become unemployed at least 1 year after the Issue Date;

2) you receive unemployment compensation for at least 30 consecutive days as a result of that unemployment; and

3) you claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once before the Annuity Date.

WAIVER OF WITHDRAWAL CHARGE FOR CERTAIN QUALIFIED PLAN WITHDRAWALS. For Contracts issued under a Section 403(b) plan or a Section 401 plan under our prototype, we will waive the Withdrawal Charge when:

1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

3) at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing). For

                               33     PROSPECTUS

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more information about our prototype plan, call us at 1-800-457-7617.

PREMIUM TAXES. We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES. We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Contract value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We receive compensation from the investment advisers or administrators or the Portfolios in connection with administrative service and cost savings experienced by the investment advisers or administrators. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

                               34     PROSPECTUS

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TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Separate Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of

                               35     PROSPECTUS
the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

PARTIAL ANNUITIZATION

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are

                               36     PROSPECTUS
   satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract, and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


MEDICARE TAX ON NET INVESTMENT INCOME.   The Patient Protection and Affordable
Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial


                               37     PROSPECTUS
annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For exchanges occurring between June 30, 2008 and October 23, 2011, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 591/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;

..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);


                               38     PROSPECTUS

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the

                               39     PROSPECTUS
taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs),

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

                               40     PROSPECTUS

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

                               41     PROSPECTUS

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA. (SEP IRA) Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death

                               42     PROSPECTUS
benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

                               43     PROSPECTUS

DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 S. 84th Street , Lincoln, NE 68506-4142. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life, and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

SEPARATE ACCOUNT. Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.


We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 47.


STATE REGULATION OF LINCOLN BENEFIT. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual

                               44     PROSPECTUS
statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

FINANCIAL STATEMENTS. The financial statements of Lincoln Benefit and the financial statements of the Separate Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.

ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2011, consisted of the following: Keane BPO, LLC (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels.


ALFS, Inc ("ALFS") merged into Allstate Distributors, LLC ("ADLLC"), effective September 1, 2011. ALFS assigned its rights and delegated its duties as principal underwriter to ADLLC. This change had no effect on Lincoln Benefit Life Company's obligations to you under your Contract.

ADLLC, located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.


Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these

                               45     PROSPECTUS
agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Separate Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.

REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, Lincoln Benefit, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.

ABOUT LINCOLN BENEFIT LIFE COMPANY
Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

                               46     PROSPECTUS

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

           ---------------------------------------------------------
           THE CONTRACT
           ---------------------------------------------------------
              Annuity Payments
           ---------------------------------------------------------
              Initial Monthly Annuity Payment
           ---------------------------------------------------------
              Subsequent Monthly Payments
           ---------------------------------------------------------
              Transfers After Annuity Date
           ---------------------------------------------------------
              Annuity Unit Value
           ---------------------------------------------------------
           Illustrative Example of Annuity Unit Value Calculation
           ---------------------------------------------------------
           Illustrative Example of Variable Annuity Payments
           ---------------------------------------------------------
           EXPERTS
           ---------------------------------------------------------
           FINANCIAL STATEMENTS
           ---------------------------------------------------------

                               47     PROSPECTUS

APPENDIX A
--------------------------------------------------------------------------------

                           ACCUMULATION UNIT VALUES

Appendix A presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Sub-Account since the Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco V.I. Basic Value Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.


The name of the following Sub-Accounts changed since December 31, 2011. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2011:



               SUB-ACCOUNT NAME AS OF
               DECEMBER 31, 2011 (AS
              APPEARS IN THE FOLLOWING
               TABLES OF ACCUMULATION       SUB-ACCOUNT NAME
                    UNIT VALUES)          ON/ABOUT MAY 1, 2012
              ---------------------------------------------------
              DWS Growth & Income VIP   DWS Core Equity VIP -
              - Class A                 Class A
              ---------------------------------------------------
              DWS Balanced VIP - Class  DWS Global Income
              A                         Builder VIP - Class A
              ---------------------------------------------------
              Invesco V.I. Basic Value  Invesco Van Kampen V.I.
              - Series I                Value Opportunities -
                                        Series I
              ---------------------------------------------------
                                            SUB-ACCOUNT NAME
                                         ON/ABOUT JULY 1, 2012
              ---------------------------------------------------
              Invesco Van Kampen V.I.   Invesco Van Kampen V.I.
              Mid Cap Value - Series I  American Value - Series I
              ---------------------------------------------------


                               48     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                  2002       $13.880       $9.061      474,441
                                                  2003        $9.061      $12.055      518,914
                                                  2004       $12.055      $12.881      454,884
                                                  2005       $12.881      $14.559      380,525
                                                  2006       $14.559      $17.148      318,953
                                                  2007       $17.148      $22.613      307,354
                                                  2008       $22.613      $12.252      182,353
                                                  2009       $12.252      $18.283      147,379
                                                  2010       $18.283      $20.589      125,277
                                                  2011       $20.589      $20.272      102,062
------------------------------------------------------------------------------------------------
ALGER GROWTH & INCOME PORTFOLIO--CLASS I-2
                                                  2002       $13.340       $9.078      781,602
                                                  2003        $9.078      $11.641      775,012
                                                  2004       $11.641      $12.398      686,795
                                                  2005       $12.398      $12.665      553,769
                                                  2006       $12.665      $13.673      412,877
                                                  2007       $13.673      $14.870      289,123
                                                  2008       $14.870       $8.889      189,627
                                                  2009        $8.889      $11.603      144,735
                                                  2010       $11.603      $12.865      102,497
                                                  2011       $12.865      $13.533       80,128
------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                  2002       $11.540       $7.640      734,340
                                                  2003        $7.640      $10.198      807,544
                                                  2004       $10.198      $10.625      719,914
                                                  2005       $10.625      $11.756      607,853
                                                  2006       $11.756      $12.208      452,187
                                                  2007       $12.208      $14.460      340,976
                                                  2008       $14.460       $7.689      252,531
                                                  2009        $7.689      $11.206      202,899
                                                  2010       $11.206      $12.549      159,401
                                                  2011       $12.549      $12.350      114,291
------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                  2002       $15.030      $10.457      410,450
                                                  2003       $10.457      $15.264      559,837
                                                  2004       $15.264      $17.040      571,188
                                                  2005       $17.040      $18.482      583,687
                                                  2006       $18.482      $20.104      495,198
                                                  2007       $20.104      $26.119      395,122
                                                  2008       $26.119      $10.741      307,529
                                                  2009       $10.741      $16.093      251,589
                                                  2010       $16.093      $18.974      201,160
                                                  2011       $18.974      $17.188      154,396


                               49     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                  2002        $8.020       $5.842      283,731
                                                  2003        $5.842       $8.212      468,871
                                                  2004        $8.212       $9.454      355,278
                                                  2005        $9.454      $10.913      404,918
                                                  2006       $10.913      $12.935      399,147
                                                  2007       $12.935      $14.976      268,659
                                                  2008       $14.976       $7.898      187,715
                                                  2009        $7.898      $11.349      171,410
                                                  2010       $11.349      $14.043      140,374
                                                  2011       $14.043      $13.427      117,145
------------------------------------------------------------------------------------------------
DWS VSI: BOND VIP--CLASS A
                                                  2002       $11.360      $12.081      558,679
                                                  2003       $12.081      $12.535      493,622
                                                  2004       $12.535      $13.046      507,579
                                                  2005       $13.046      $13.219      458,975
                                                  2006       $13.219      $13.671      362,090
                                                  2007       $13.671      $14.064      339,879
                                                  2008       $14.064      $11.560      255,646
                                                  2009       $11.560      $12.566      186,602
                                                  2010       $12.566      $13.253      155,647
                                                  2011       $13.253      $13.833      108,411
------------------------------------------------------------------------------------------------
DWS VSI: GLOBAL SMALL CAP GROWTH--CLASS A FORMERLY, DWS VSI: GLOBAL OPPORTUNITIES VIP--CLASS A
                                                  2002       $12.290       $9.724      130,916
                                                  2003        $9.724      $14.317      193,561
                                                  2004       $14.317      $17.440      176,147
                                                  2005       $17.440      $20.357      193,166
                                                  2006       $20.357      $24.544      166,415
                                                  2007       $24.544      $26.499      131,794
                                                  2008       $26.499      $13.094       97,138
                                                  2009       $13.094      $19.164       83,558
                                                  2010       $19.164      $23.968       72,183
                                                  2011       $23.968      $21.328       61,099
------------------------------------------------------------------------------------------------
DWS VSI: GROWTH & INCOME VIP--CLASS A
                                                  2002        $9.340       $7.087      201,541
                                                  2003        $7.087       $8.871      178,003
                                                  2004        $8.871       $9.651      150,151
                                                  2005        $9.651      $10.109      139,183
                                                  2006       $10.109      $11.345      102,347
                                                  2007       $11.345      $11.355       73,259
                                                  2008       $11.355       $6.918       49,772
                                                  2009        $6.918       $9.164       38,191
                                                  2010        $9.164      $10.354       21,260
                                                  2011       $10.354      $10.211       20,105


                               50     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
DWS VSI: INTERNATIONAL VIP--CLASS A
                                                  2002        $8.360       $6.743       105,081
                                                  2003        $6.743       $8.507       114,835
                                                  2004        $8.507       $9.790       121,969
                                                  2005        $9.790      $11.232       127,476
                                                  2006       $11.232      $13.967       127,598
                                                  2007       $13.967      $15.805       113,896
                                                  2008       $15.805       $8.083       101,279
                                                  2009        $8.083      $10.658        69,353
                                                  2010       $10.658      $10.697        54,718
                                                  2011       $10.697       $8.803        41,799
------------------------------------------------------------------------------------------------
DWS VSII: BALANCED VIP--CLASS A
                                                  2005       $10.000      $10.602       449,167
                                                  2006       $10.602      $11.543       346,262
                                                  2007       $11.543      $11.950       249,164
                                                  2008       $11.950       $8.576       165,654
                                                  2009        $8.576      $10.454       114,278
                                                  2010       $10.454      $11.483        87,837
                                                  2011       $11.483      $11.179        63,813
------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                  2002       $11.670      $12.572     2,695,911
                                                  2003       $12.572      $12.710     1,589,894
                                                  2004       $12.710      $13.005     1,136,236
                                                  2005       $13.005      $13.104       879,855
                                                  2006       $13.104      $13.478       722,780
                                                  2007       $13.478      $14.146       603,659
                                                  2008       $14.146      $14.568       494,396
                                                  2009       $14.568      $15.136       374,113
                                                  2010       $15.136      $15.721       305,850
                                                  2011       $15.721      $16.423       238,391
------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                  2002        $8.950       $6.435       296,496
                                                  2003        $6.435      $10.814       707,583
                                                  2004       $10.814      $11.797       729,703
                                                  2005       $11.797      $11.960       606,875
                                                  2006       $11.960      $13.088       539,007
                                                  2007       $13.088      $13.368       432,506
                                                  2008       $13.368       $9.770       344,383
                                                  2009        $9.770      $14.748       260,044
                                                  2010       $14.748      $16.710       201,597
                                                  2011       $16.710      $17.356       164,486


                               51     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
FEDERATED MANAGED VOLATILITY FUND II FORMERLY, FEDERATED CAPITAL INCOME FUND II
                                                  2002        $8.570       $8.959       460,608
                                                  2003        $8.959       $7.668       309,555
                                                  2004        $7.668       $8.325       297,389
                                                  2005        $8.325       $8.738       271,194
                                                  2006        $8.738       $9.980       220,546
                                                  2007        $9.980      $10.253       154,739
                                                  2008       $10.253       $8.062       102,548
                                                  2009        $8.062      $10.213       101,513
                                                  2010       $10.213      $11.305        68,578
                                                  2011       $11.305      $11.698        50,687
------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--INITIAL CLASS
                                                  2002       $10.650       $9.601       371,447
                                                  2003        $9.601      $11.186       420,226
                                                  2004       $11.186      $11.652       437,716
                                                  2005       $11.652      $11.973       433,897
                                                  2006       $11.973      $12.690       338,607
                                                  2007       $12.690      $14.474       252,896
                                                  2008       $14.474      $10.189       202,629
                                                  2009       $10.189      $12.992       144,646
                                                  2010       $12.992      $14.661       116,581
                                                  2011       $14.661      $14.108        93,211
------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--INITIAL CLASS
                                                  2002       $11.240      $10.060     1,084,534
                                                  2003       $10.060      $12.763     1,311,861
                                                  2004       $12.763      $14.555     1,438,118
                                                  2005       $14.555      $16.809     1,469,954
                                                  2006       $16.809      $18.546     1,308,454
                                                  2007       $18.546      $21.536     1,005,803
                                                  2008       $21.536      $12.226       742,971
                                                  2009       $12.226      $16.386       631,023
                                                  2010       $16.386      $18.969       511,344
                                                  2011       $18.969      $18.261       383,384
------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                  2002       $11.430       $9.375     1,218,166
                                                  2003        $9.375      $12.067     1,403,132
                                                  2004       $12.067      $13.291     1,384,897
                                                  2005       $13.291      $13.896     1,176,532
                                                  2006       $13.896      $16.496       941,565
                                                  2007       $16.496      $16.539       684,837
                                                  2008       $16.539       $9.366       412,487
                                                  2009        $9.366      $12.044       308,304
                                                  2010       $12.044      $13.697       252,183
                                                  2011       $13.697      $13.658       198,587


                               52     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                  2002       $11.280       $7.786     1,121,334
                                                  2003        $7.786      $10.215     1,141,572
                                                  2004       $10.215      $10.429     1,091,575
                                                  2005       $10.429      $10.897       953,608
                                                  2006       $10.897      $11.500       769,995
                                                  2007       $11.500      $14.418       618,823
                                                  2008       $14.418       $7.523       492,708
                                                  2009        $7.523       $9.531       405,357
                                                  2010        $9.531      $11.688       320,051
                                                  2011       $11.688      $11.566       270,601
------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                  2002       $10.510       $8.073     1,782,207
                                                  2003        $8.073      $10.237     1,907,842
                                                  2004       $10.237      $11.183     1,817,054
                                                  2005       $11.183      $11.578     1,583,665
                                                  2006       $11.578      $13.233     1,319,112
                                                  2007       $13.233      $13.778     1,041,479
                                                  2008       $13.778       $8.572       756,199
                                                  2009        $8.572      $10.718       592,792
                                                  2010       $10.718      $12.176       493,294
                                                  2011       $12.176      $12.270       410,778
------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                  2002       $11.390      $11.436     3,542,199
                                                  2003       $11.436      $11.406     2,015,425
                                                  2004       $11.406      $11.401     1,544,840
                                                  2005       $11.401      $11.601     1,335,848
                                                  2006       $11.601      $12.017     1,166,577
                                                  2007       $12.017      $12.487     1,221,039
                                                  2008       $12.487      $12.705     1,305,720
                                                  2009       $12.705      $12.637       985,343
                                                  2010       $12.637      $12.511       775,634
                                                  2011       $12.511      $12.369       634,224
------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                  2002        $9.200       $7.240       200,173
                                                  2003        $7.240      $10.251       294,264
                                                  2004       $10.251      $11.504       402,967
                                                  2005       $11.504      $13.526       394,476
                                                  2006       $13.526      $15.773       366,639
                                                  2007       $15.773      $18.273       327,028
                                                  2008       $18.273      $10.141       276,821
                                                  2009       $10.141      $12.672       211,336
                                                  2010       $12.672      $14.155       161,268
                                                  2011       $14.155      $11.580       132,738


                               53     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                  2004       $10.000      $10.821      269,780
                                                  2005       $10.821      $11.301      253,928
                                                  2006       $11.301      $12.634      235,944
                                                  2007       $12.634      $12.669      199,610
                                                  2008       $12.669       $6.034      176,998
                                                  2009        $6.034       $8.820      148,589
                                                  2010        $8.820       $9.351      119,425
                                                  2011        $9.351       $8.953       77,525
------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                  2002       $10.000       $8.163       36,430
                                                  2003        $8.163      $10.293      152,145
                                                  2004       $10.293      $11.600      354,336
                                                  2005       $11.600      $12.570      434,444
                                                  2006       $12.570      $14.397      396,566
                                                  2007       $14.397      $14.576      306,627
                                                  2008       $14.576       $9.758      199,062
                                                  2009        $9.758      $11.960      183,308
                                                  2010       $11.960      $13.252      150,424
                                                  2011       $13.252      $12.792      100,474
------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                  2004       $10.000      $11.156       44,940
                                                  2005       $11.156      $12.242       49,948
                                                  2006       $12.242      $12.686       45,228
                                                  2007       $12.686      $14.732       39,490
                                                  2008       $14.732       $7.735       29,220
                                                  2009        $7.735      $11.945       38,907
                                                  2010       $11.945      $15.014       25,399
                                                  2011       $15.014      $13.440       18,967
------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                  2004       $10.000      $11.333      309,322
                                                  2005       $11.333      $12.570      353,741
                                                  2006       $12.570      $14.984      276,970
                                                  2007       $14.984      $15.958      210,481
                                                  2008       $15.958       $9.252      158,166
                                                  2009        $9.252      $12.720      131,570
                                                  2010       $12.720      $15.356      113,395
                                                  2011       $15.356      $15.306       92,596


                               54     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                  2002       $11.000       $7.827       694,192
                                                  2003        $7.827      $10.443       656,913
                                                  2004       $10.443      $12.453       642,333
                                                  2005       $12.453      $13.812       539,509
                                                  2006       $13.812      $15.497       434,028
                                                  2007       $15.497      $18.677       344,083
                                                  2008       $18.677      $10.380       288,564
                                                  2009       $10.380      $14.846       221,943
                                                  2010       $14.846      $18.452       186,653
                                                  2011       $18.452      $17.965       157,425
------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES
                                                  2002       $10.570      $12.531       623,206
                                                  2003       $12.531       $9.984     1,211,583
                                                  2004        $9.984      $10.306     1,041,507
                                                  2005       $10.306      $10.614       860,239
                                                  2006       $10.614      $11.676       645,480
                                                  2007       $11.676      $13.270       469,901
                                                  2008       $13.270       $7.900       371,128
                                                  2009        $7.900      $10.637       290,538
                                                  2010       $10.637      $12.031       230,669
                                                  2011       $12.031      $11.252       195,033
------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                  2008       $10.000       $7.495        62,852
                                                  2009        $7.495      $13.254        86,323
                                                  2010       $13.254      $16.365        71,833
                                                  2011       $16.365      $10.935        59,162
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                  2002       $13.290       $7.762        94,361
                                                  2003        $7.762      $13.832     1,496,830
                                                  2004       $13.832      $14.825     1,365,759
                                                  2005       $14.825      $15.805     1,195,782
                                                  2006       $15.805      $17.282       970,410
                                                  2007       $17.282      $18.865       747,492
                                                  2008       $18.865      $15.679       535,796
                                                  2009       $15.679      $19.493       427,444
                                                  2010       $19.493      $20.865       348,978
                                                  2011       $20.865      $20.945       284,742


                               55     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                  2002       $11.490      $12.280     1,721,351
                                                  2003       $12.280      $13.166       584,216
                                                  2004       $13.166      $13.519       527,949
                                                  2005       $13.519      $13.619       492,874
                                                  2006       $13.619      $14.017       393,774
                                                  2007       $14.017      $14.816       327,277
                                                  2008       $14.816      $15.514       272,856
                                                  2009       $15.514      $17.346       231,270
                                                  2010       $17.346      $18.496       202,832
                                                  2011       $18.496      $19.499       171,010
------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                  2002       $10.000       $7.675     1,378,111
                                                  2003        $7.675      $10.226        58,782
                                                  2004       $10.226      $11.939       152,105
                                                  2005       $11.939      $12.526       114,760
                                                  2006       $12.526      $14.605        84,464
                                                  2007       $14.605      $17.055        73,894
                                                  2008       $17.055      $16.058             0
------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                  2002       $11.070       $8.143     1,719,720
                                                  2003        $8.143       $9.971     1,479,355
                                                  2004        $9.971      $10.318     1,193,225
                                                  2005       $10.318      $10.788       997,853
                                                  2006       $10.788      $12.594       775,658
                                                  2007       $12.594      $13.634       562,020
                                                  2008       $13.634       $7.451       410,898
                                                  2009        $7.451      $10.132       336,082
                                                  2010       $10.132      $11.591       263,086
                                                  2011       $11.591       $9.874       207,953
------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO-- CLASS I SHARES
                                                  2004       $10.000      $10.954        60,840
                                                  2005       $10.954      $11.525        49,518
                                                  2006       $11.525      $13.461        49,417
                                                  2007       $13.461      $13.811        35,322
                                                  2008       $13.811       $8.781        26,875
                                                  2009        $8.781      $10.796        20,239
                                                  2010       $10.796      $11.671        17,945
                                                  2011       $11.671      $12.098        17,154
------------------------------------------------------------------------------------------------
LSA BALANCED
                                                  2002       $10.000       $8.678         2,230
                                                  2003        $8.678      $11.074        83,852


                               56     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) GROWTH SERIES--INITIAL CLASS
                                                  2002       $10.690       $6.994      247,624
                                                  2003        $6.994       $8.995      248,807
                                                  2004        $8.995      $10.035      231,814
                                                  2005       $10.035      $10.821      202,017
                                                  2006       $10.821      $11.531      165,550
                                                  2007       $11.531      $13.798      126,996
                                                  2008       $13.798       $8.528      102,015
                                                  2009        $8.528      $11.594       78,308
                                                  2010       $11.594      $13.207       66,211
                                                  2011       $13.207      $13.001       60,057
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                  2002        $9.660       $7.536      269,101
                                                  2003        $7.536       $9.091      270,484
                                                  2004        $9.091       $9.998      244,156
                                                  2005        $9.998      $10.596      207,370
                                                  2006       $10.596      $11.824      171,767
                                                  2007       $11.824      $12.880      126,138
                                                  2008       $12.880       $8.512      100,457
                                                  2009        $8.512      $10.668       84,052
                                                  2010       $10.668      $11.704       56,558
                                                  2011       $11.704      $11.307       36,636
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--INITIAL CLASS
                                                  2002       $17.650      $11.918      183,131
                                                  2003       $11.918      $15.738      224,760
                                                  2004       $15.738      $16.556      232,616
                                                  2005       $16.556      $17.209      188,078
                                                  2006       $17.209      $19.241      161,666
                                                  2007       $19.241      $19.479      139,957
                                                  2008       $19.479      $11.671      119,273
                                                  2009       $11.671      $18.809       94,439
                                                  2010       $18.809      $25.325       80,183
                                                  2011       $25.325      $22.443       58,617
------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                  2002        $9.920       $7.389      186,178
                                                  2003        $7.389       $9.100      190,978
                                                  2004        $9.100      $10.412      189,969
                                                  2005       $10.412      $11.085      142,585
                                                  2006       $11.085      $12.095      119,287
                                                  2007       $12.095      $13.521       86,910
                                                  2008       $13.521       $8.534       55,904
                                                  2009        $8.534      $11.002       49,781
                                                  2010       $11.002      $12.593       38,970
                                                  2011       $12.593      $12.381       34,033


                               57     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--INITIAL CLASS
                                                  2002       $12.250      $11.473       642,776
                                                  2003       $11.473      $13.180       943,486
                                                  2004       $13.180      $14.490     1,033,566
                                                  2005       $14.490      $14.714       970,559
                                                  2006       $14.714      $16.260       802,883
                                                  2007       $16.260      $16.734       661,560
                                                  2008       $16.734      $12.868       464,793
                                                  2009       $12.868      $15.000       347,219
                                                  2010       $15.000      $16.285       279,717
                                                  2011       $16.285      $16.368       217,821
------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL-- & MID-CAP FUND(R)/VA--SERVICE SHARES FORMERLY, OPPENHEIMER MAIN
 STREET SMALL CAP FUND(R)/VA--SERVICE SHARES
                                                  2002       $10.000       $7.847        97,205
                                                  2003        $7.847      $11.178       214,471
                                                  2004       $11.178      $13.157       347,171
                                                  2005       $13.157      $14.256       305,883
                                                  2006       $14.256      $16.144       279,529
                                                  2007       $16.144      $15.720       219,803
                                                  2008       $15.720       $9.625       151,992
                                                  2009        $9.625      $13.011       120,823
                                                  2010       $13.011      $15.812        98,906
                                                  2011       $15.812      $15.244        74,721
------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)-- ADMINISTRATIVE SHARES
                                                  2002       $10.000      $10.565        75,670
                                                  2003       $10.565      $10.669       337,271
                                                  2004       $10.669      $11.122       347,113
                                                  2005       $11.122      $11.550       338,440
                                                  2006       $11.550      $11.657       247,334
                                                  2007       $11.657      $11.929       175,543
                                                  2008       $11.929      $11.501       185,837
                                                  2009       $11.501      $13.133       139,898
                                                  2010       $13.133      $14.072       137,307
                                                  2011       $14.072      $14.838       121,733
------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                  2002       $10.000      $10.557       539,429
                                                  2003       $10.557      $10.951     1,001,817
                                                  2004       $10.951      $11.343     1,060,049
                                                  2005       $11.343      $11.476     1,156,641
                                                  2006       $11.476      $11.771       944,261
                                                  2007       $11.771      $12.643       737,286
                                                  2008       $12.643      $13.088       699,373
                                                  2009       $13.088      $14.744       709,743
                                                  2010       $14.744      $15.743       639,674
                                                  2011       $15.743      $16.109       508,815


                               58     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO--CLASS 1
                                                  2002       $10.000       $7.200       88,999
                                                  2003        $7.200      $10.143      236,796
                                                  2004       $10.143      $11.809      274,798
                                                  2005       $11.809      $11.669      207,018
                                                  2006       $11.669      $14.300      198,198
                                                  2007       $14.300      $14.203      142,608
                                                  2008       $14.203       $8.186      108,005
                                                  2009        $8.186       $9.344       85,491
                                                  2010        $9.344      $10.843            0
------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                  2004       $10.000      $10.812      129,223
                                                  2005       $10.812      $10.971      113,375
                                                  2006       $10.971      $12.005       99,054
                                                  2007       $12.005      $11.330       58,167
                                                  2008       $11.330       $7.700       43,630
                                                  2009        $7.700       $7.432            0
------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                  2002       $10.000       $8.198       38,105
                                                  2003        $8.198      $11.161       43,231
                                                  2004       $11.161      $13.335       89,040
                                                  2005       $13.335      $15.027      123,886
                                                  2006       $15.027      $18.881      158,576
                                                  2007       $18.881      $19.952      125,260
                                                  2008       $19.952      $10.636       74,027
                                                  2009       $10.636      $13.254       56,664
                                                  2010       $13.254      $14.022       39,029
                                                  2011       $14.022      $11.940       26,096
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                  2002        $9.590       $7.397       56,403
                                                  2003        $7.397       $8.653       63,977
                                                  2004        $8.653       $9.123       60,421
                                                  2005        $9.123       $8.929       57,402
                                                  2006        $8.929       $9.773       67,263
                                                  2007        $9.773      $11.125       88,003
                                                  2008       $11.125       $6.517       81,011
                                                  2009        $6.517       $6.634            0
------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                  2002        $9.200       $7.540      104,266
                                                  2003        $7.540       $9.168       53,974
                                                  2004        $9.168      $10.439      192,125
                                                  2005       $10.439      $10.696       91,183
                                                  2006       $10.696      $12.937      142,829
                                                  2007       $12.937      $13.229       83,673
                                                  2008       $13.229       $8.781       59,269
                                                  2009        $8.781       $8.309            0


                               59     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                  2002       $12.360      $10.602      608,043
                                                  2003       $10.602      $13.140      744,659
                                                  2004       $13.140      $14.913      895,153
                                                  2005       $14.913      $15.306      874,317
                                                  2006       $15.306      $17.984      762,467
                                                  2007       $17.984      $18.339      575,733
                                                  2008       $18.339      $11.571      402,473
                                                  2009       $11.571      $14.353      288,947
                                                  2010       $14.353      $16.304      227,597
                                                  2011       $16.304      $15.987      165,957
------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                  2002        $8.850       $7.137       99,915
                                                  2003        $7.137       $9.201      173,635
                                                  2004        $9.201      $10.338      264,060
                                                  2005       $10.338      $11.847      255,863
                                                  2006       $11.847      $13.934      244,192
                                                  2007       $13.934      $15.553      191,891
                                                  2008       $15.553       $7.879      149,103
                                                  2009        $7.879      $11.858      116,835
                                                  2010       $11.858      $13.403       95,977
                                                  2011       $13.403      $11.538       69,775
------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                  2002       $14.590      $11.345      436,260
                                                  2003       $11.345      $15.505      619,155
                                                  2004       $15.505      $18.121      586,887
                                                  2005       $18.121      $20.534      504,417
                                                  2006       $20.534      $21.626      404,390
                                                  2007       $21.626      $25.097      295,779
                                                  2008       $25.097      $14.931      222,831
                                                  2009       $14.931      $21.476      160,985
                                                  2010       $21.476      $27.173      125,304
                                                  2011       $27.173      $26.495       92,948
------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                  2002        $9.620       $6.813      165,424
                                                  2003        $6.813       $9.090      155,957
                                                  2004        $9.090       $9.995      173,326
                                                  2005        $9.955      $10.271      157,832
                                                  2006       $10.271      $10.888      129,696
                                                  2007       $10.888      $12.233      117,852
                                                  2008       $12.233       $7.461       92,406
                                                  2009        $7.461      $11.035       64,870
                                                  2010       $11.035      $13.040       49,935
                                                  2011       $13.040      $12.740       45,311


                               60     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                 BASIC POLICY

                          MORTALITY & EXPENSE = 1.15


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                  2005       $10.000      $11.481      293,780
                                                  2006       $11.481      $12.999      225,795
                                                  2007       $12.999      $15.702      161,353
                                                  2008       $15.702       $8.628      115,632
                                                  2009        $8.628      $11.956       82,156
                                                  2010       $11.956      $16.004       68,993
                                                  2011       $16.004      $15.872       55,858
------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND--CLASS 2
                                                  2005       $10.000      $11.040      510,068
                                                  2006       $11.040      $12.235      431,405
                                                  2007       $12.235      $12.884      339,846
                                                  2008       $12.884       $7.622      257,232
                                                  2009        $7.622      $11.120      196,311
                                                  2010       $11.120      $13.591      157,062
                                                  2011       $13.591      $12.682      117,739



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.


                               61     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS I-2
                                                     2002        $6.340       $4.116       264,242
                                                     2003        $4.116       $5.447       542,296
                                                     2004        $5.447       $5.788       727,607
                                                     2005        $5.788       $6.506       721,253
                                                     2006        $6.506       $7.621       732,706
                                                     2007        $7.621       $9.995       759,050
                                                     2008        $9.995       $5.385       521,910
                                                     2009        $5.385       $7.992       457,894
                                                     2010        $7.992       $8.951       466,843
                                                     2011        $8.951       $8.765       505,465
---------------------------------------------------------------------------------------------------
ALGER GROWTH & INCOME PORTFOLIO--CLASS I-2
                                                     2002        $7.810       $5.284       202,665
                                                     2003        $5.284       $6.738       354,359
                                                     2004        $6.738       $7.137       396,418
                                                     2005        $7.137       $7.252       381,157
                                                     2006        $7.252       $7.786       339,270
                                                     2007        $7.786       $8.421       308,605
                                                     2008        $8.421       $5.006       254,925
                                                     2009        $5.006       $6.499       249,853
                                                     2010        $6.499       $7.166       199,795
                                                     2011        $7.166       $7.496       169,075
---------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2002        $7.070       $4.651       108,296
                                                     2003        $4.651       $6.175       308,042
                                                     2004        $6.175       $6.398       439,952
                                                     2005        $6.398       $7.041       492,261
                                                     2006        $7.041       $7.271       413,156
                                                     2007        $7.271       $8.565       371,317
                                                     2008        $8.565       $4.529       324,912
                                                     2009        $4.529       $6.565       298,212
                                                     2010        $6.565       $7.311       266,498
                                                     2011        $7.311       $7.156       160,824
---------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS I-2
                                                     2002        $8.670       $5.996       295,309
                                                     2003        $5.996       $8.703       836,891
                                                     2004        $8.703       $9.663       999,864
                                                     2005        $9.663      $10.424     1,007,060
                                                     2006       $10.424      $11.277       894,467
                                                     2007       $11.277      $14.569       822,716
                                                     2008       $14.569       $5.959       721,972
                                                     2009        $5.959       $8.878       656,392
                                                     2010        $8.878      $10.410       560,969
                                                     2011       $10.410       $9.379       432,244


                               62     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER SMALLCAP GROWTH PORTFOLIO--CLASS I-2
                                                           2002        $4.990       $3.619      128,015
                                                           2003        $3.619       $5.060      283,201
                                                           2004        $5.060       $5.793      359,793
                                                           2005        $5.793       $6.651      408,709
                                                           2006        $6.651       $7.840      400,994
                                                           2007        $7.840       $9.027      386,201
                                                           2008        $9.027       $4.734      324,933
                                                           2009        $4.734       $6.765      302,059
                                                           2010        $6.765       $8.326      273,464
                                                           2011        $8.326       $7.917      210,162
---------------------------------------------------------------------------------------------------------
DWS VSI: BOND VIP--CLASS A
                                                           2002       $11.020      $11.655       89,305
                                                           2003       $11.655      $12.026      179,258
                                                           2004       $12.026      $12.447      242,774
                                                           2005       $12.447      $12.544      235,908
                                                           2006       $12.544      $12.902      203,670
                                                           2007       $12.902      $13.200      192,164
                                                           2008       $13.200      $10.790      162,984
                                                           2009       $10.790      $11.665      139,150
                                                           2010       $11.665      $12.234      131,495
                                                           2011       $12.234      $12.700       95,813
---------------------------------------------------------------------------------------------------------
DWS VSI: GLOBAL SMALL CAP GROWTH--CLASS A
 FORMERLY, DWS VSI: GLOBAL OPPORTUNITIES VIP--CLASS A
                                                           2002        $6.750       $5.313       51,809
                                                           2003        $5.313       $7.780      159,642
                                                           2004        $7.780       $9.425      254,808
                                                           2005        $9.425      $10.942      309,298
                                                           2006       $10.942      $13.120      368,488
                                                           2007       $13.120      $14.087      319,396
                                                           2008       $14.087       $6.922      292,135
                                                           2009        $6.922      $10.076      295,598
                                                           2010       $10.076      $12.533      247,927
                                                           2011       $12.533      $11.091      194,798
---------------------------------------------------------------------------------------------------------
DWS VSI: GROWTH & INCOME VIP--CLASS A
                                                           2002        $8.350       $6.305       37,769
                                                           2003        $6.305       $7.849       76,611
                                                           2004        $7.849       $8.492       99,749
                                                           2005        $8.492       $8.847       85,054
                                                           2006        $8.847       $9.874       79,081
                                                           2007        $9.874       $9.829       76,673
                                                           2008        $9.829       $5.955       67,583
                                                           2009        $5.955       $7.846       85,215
                                                           2010        $7.846       $8.815       73,664
                                                           2011        $8.815       $8.646       63,481


                               63     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
DWS VSI: INTERNATIONAL VIP--CLASS A
                                                      2002        $5.910       $4.740       36,822
                                                      2003        $4.740       $5.948      144,072
                                                      2004        $5.948       $6.808      174,503
                                                      2005        $6.808       $7.768      190,759
                                                      2006        $7.768       $9.606      229,934
                                                      2007        $9.606      $10.810      202,975
                                                      2008       $10.810       $5.498      253,788
                                                      2009        $5.498       $7.210      164,420
                                                      2010        $7.210       $7.197      126,785
                                                      2011        $7.197       $5.890      106,508
----------------------------------------------------------------------------------------------------
DWS VSII: BALANCED VIP--CLASS A
                                                      2005       $10.000      $10.562      140,966
                                                      2006       $10.562      $11.437      117,438
                                                      2007       $11.437      $11.776      108,626
                                                      2008       $11.776       $8.404       99,008
                                                      2009        $8.404      $10.189       96,552
                                                      2010       $10.189      $11.130       85,675
                                                      2011       $11.130      $10.777       62,067
----------------------------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                                                      2002       $11.150      $11.942      408,779
                                                      2003       $11.942      $12.006      580,553
                                                      2004       $12.006      $12.218      605,532
                                                      2005       $12.218      $12.243      530,059
                                                      2006       $12.243      $12.523      381,051
                                                      2007       $12.523      $13.072      721,964
                                                      2008       $13.072      $13.388      610,475
                                                      2009       $13.388      $13.834      473,221
                                                      2010       $13.834      $14.289      324,041
                                                      2011       $14.289      $14.846      269,692
----------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II
                                                      2002        $9.150       $5.784       24,658
                                                      2003        $5.784      $10.941      246,278
                                                      2004       $10.941      $11.870      444,657
                                                      2005       $11.870      $11.968      439,857
                                                      2006       $11.968      $13.026      430,206
                                                      2007       $13.026      $13.231      379,607
                                                      2008       $13.231       $9.617      307,223
                                                      2009        $9.617      $14.437      275,990
                                                      2010       $14.437      $16.268      242,351
                                                      2011       $16.268      $16.804      195,932


                               64     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
FEDERATED MANAGED VOLATILITY FUND II
 FORMERLY, FEDERATED CAPITAL INCOME FUND II
                                                          2002        $7.740       $9.115        92,428
                                                          2003        $9.115       $6.855        51,656
                                                          2004        $6.855       $7.401        76,744
                                                          2005        $7.401       $7.726        76,010
                                                          2006        $7.726       $8.776       100,300
                                                          2007        $8.776       $8.966        65,968
                                                          2008        $8.966       $7.012        98,652
                                                          2009        $7.012       $8.834        87,864
                                                          2010        $8.834       $9.725        54,559
                                                          2011        $9.725      $10.008        30,900
--------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER? PORTFOLIO--INITIAL CLASS
                                                          2002        $9.030       $8.095        73,114
                                                          2003        $8.095       $9.379       116,121
                                                          2004        $9.379       $9.716       181,632
                                                          2005        $9.716       $9.929       176,415
                                                          2006        $9.929      $10.466       129,882
                                                          2007       $10.466      $11.872       125,667
                                                          2008       $11.872       $8.311       130,724
                                                          2009        $8.311      $10.540       122,598
                                                          2010       $10.540      $11.828       129,616
                                                          2011       $11.828      $11.320        72,461
--------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--INITIAL CLASS
                                                          2002        $8.080       $7.195       348,537
                                                          2003        $7.195       $9.078       888,353
                                                          2004        $9.078      $10.296     1,158,838
                                                          2005       $10.296      $11.826     1,260,810
                                                          2006       $11.826      $12.977     1,273,768
                                                          2007       $12.977      $14.986     1,188,207
                                                          2008       $14.986       $8.461     1,080,956
                                                          2009        $8.461      $11.277     1,046,007
                                                          2010       $11.277      $12.983       998,155
                                                          2011       $12.983      $12.430       709,229
--------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--INITIAL CLASS
                                                          2002       $10.300       $8.405       174,403
                                                          2003        $8.405      $10.759       306,020
                                                          2004       $10.759      $11.786       434,981
                                                          2005       $11.786      $12.255       395,964
                                                          2006       $12.255      $14.468       396,481
                                                          2007       $14.468      $14.426       349,218
                                                          2008       $14.426       $8.125       273,985
                                                          2009        $8.125      $10.390       270,828
                                                          2010       $10.390      $11.751       237,804
                                                          2011       $11.751      $11.654       185,670


                               65     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--INITIAL CLASS
                                                        2002        $6.790       $4.659       305,305
                                                        2003        $4.659       $6.080       625,498
                                                        2004        $6.080       $6.173       939,071
                                                        2005        $6.173       $6.415       831,880
                                                        2006        $6.415       $6.732       682,021
                                                        2007        $6.732       $8.394       682,803
                                                        2008        $8.394       $4.356       663,776
                                                        2009        $4.356       $5.488       676,234
                                                        2010        $5.488       $6.693       597,279
                                                        2011        $6.693       $6.587       435,815
------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--INITIAL CLASS
                                                        2002        $7.800       $5.960       365,351
                                                        2003        $5.960       $7.516       978,400
                                                        2004        $7.516       $8.166     1,444,339
                                                        2005        $8.166       $8.407     1,362,101
                                                        2006        $8.407       $9.557     1,346,569
                                                        2007        $9.557       $9.896     1,295,792
                                                        2008        $9.896       $6.123     1,150,557
                                                        2009        $6.123       $7.614     1,043,678
                                                        2010        $7.614       $8.602       911,514
                                                        2011        $8.602       $8.621       744,841
------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--INITIAL CLASS
                                                        2002       $10.470      $10.456       310,441
                                                        2003       $10.456      $10.373       819,516
                                                        2004       $10.373      $10.311       618,241
                                                        2005       $10.311      $10.435       694,730
                                                        2006       $10.435      $10.750       725,670
                                                        2007       $10.750      $11.108       714,035
                                                        2008       $11.108      $11.240     1,173,850
                                                        2009       $11.240      $11.119       894,758
                                                        2010       $11.119      $10.947       697,719
                                                        2011       $10.947      $10.764       551,078
------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--INITIAL CLASS
                                                        2002        $6.540       $5.119       109,892
                                                        2003        $5.119       $7.208       235,043
                                                        2004        $7.208       $8.045       382,839
                                                        2005        $8.045       $9.406       426,944
                                                        2006        $9.406      $10.909       513,031
                                                        2007       $10.909      $12.569       470,601
                                                        2008       $12.569       $6.937       476,598
                                                        2009        $6.937       $8.620       469,624
                                                        2010        $8.620       $9.577       413,895
                                                        2011        $9.577       $7.792       323,321


                               66     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                   Number of
                                                                        Accumulation Accumulation    Units
                                                           For the Year  Unit Value   Unit Value  Outstanding
                                                              Ending    at Beginning    at End      at End
Sub-Accounts                                               December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES I
                                                               2004       $10.000      $10.781      244,914
                                                               2005       $10.781      $11.197      251,607
                                                               2006       $11.197      $12.450      294,765
                                                               2007       $12.450      $12.415      241,174
                                                               2008       $12.415       $5.881      236,766
                                                               2009        $5.881       $8.549      231,753
                                                               2010        $8.549       $9.014      197,346
                                                               2011        $9.014       $8.583      140,959
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                                                               2002       $10.000       $8.133       12,359
                                                               2003        $8.133      $10.199      106,750
                                                               2004       $10.199      $11.431      238,529
                                                               2005       $11.431      $12.319      277,577
                                                               2006       $12.319      $14.033      291,195
                                                               2007       $14.033      $14.129      213,247
                                                               2008       $14.129       $9.407      187,559
                                                               2009        $9.407      $11.466      182,380
                                                               2010       $11.466      $12.635      151,891
                                                               2011       $12.635      $12.129      114,411
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                               2004       $10.000      $11.114       77,019
                                                               2005       $11.114      $12.130       52,894
                                                               2006       $12.130      $12.500       60,010
                                                               2007       $12.500      $14.437       59,849
                                                               2008       $14.437       $7.538       46,687
                                                               2009        $7.538      $11.577       51,595
                                                               2010       $11.577      $14.472       53,523
                                                               2011       $14.472      $12.884       45,673
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND--SERIES I
                                                               2004       $10.000      $11.290      220,091
                                                               2005       $11.290      $12.455      280,918
                                                               2006       $12.455      $14.765      311,438
                                                               2007       $14.765      $15.638      269,763
                                                               2008       $15.638       $9.017      244,967
                                                               2009        $9.017      $12.329      201,588
                                                               2010       $12.329      $14.802      159,248
                                                               2011       $14.802      $14.672      123,833


                               67     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN ENTERPRISE PORTFOLIO--INSTITUTIONAL SHARES
                                                                 2002        $3.960       $2.799      307,400
                                                                 2003        $2.799       $3.715      412,644
                                                                 2004        $3.715       $4.405      466,868
                                                                 2005        $4.405       $4.860      505,828
                                                                 2006        $4.860       $5.423      510,006
                                                                 2007        $5.423       $6.499      505,513
                                                                 2008        $6.499       $3.592      433,329
                                                                 2009        $3.592       $5.110      419,789
                                                                 2010        $5.110       $6.316      360,339
                                                                 2011        $6.316       $6.116      287,583
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN JANUS PORTFOLIO--INTERNATIONAL SHARES
                                                                 2002        $6.150       $4.441      162,987
                                                                 2003        $4.441       $5.746      251,235
                                                                 2004        $5.746       $5.898      275,805
                                                                 2005        $5.898       $6.042      257,364
                                                                 2006        $6.042       $6.610      266,266
                                                                 2007        $6.610       $7.471      225,942
                                                                 2008        $7.471       $4.423      195,932
                                                                 2009        $4.423       $5.923      193,524
                                                                 2010        $5.923       $6.662      183,375
                                                                 2011        $6.662       $6.197      129,587
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                 2008       $10.000       $7.225       81,678
                                                                 2009        $7.225      $12.707      127,139
                                                                 2010       $12.707      $15.603      120,730
                                                                 2011       $15.603      $10.369      236,411
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--INSTITUTIONAL SHARES
                                                                 2002        $9.000       $8.273      356,912
                                                                 2003        $8.273       $9.267      699,022
                                                                 2004        $9.267       $9.878      705,500
                                                                 2005        $9.878      $10.473      691,502
                                                                 2006       $10.473      $11.389      664,165
                                                                 2007       $11.389      $12.364      559,884
                                                                 2008       $12.364      $10.220      522,134
                                                                 2009       $10.220      $12.636      495,193
                                                                 2010       $12.636      $13.451      424,233
                                                                 2011       $13.451      $13.428      402,662


                               68     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                          Number of
                                                                               Accumulation Accumulation    Units
                                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                                      December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2002       $11.010      $11.943      114,051
                                                                      2003       $11.943      $12.480      254,643
                                                                      2004       $12.480      $12.743      312,969
                                                                      2005       $12.743      $12.767      291,063
                                                                      2006       $12.767      $13.069      350,195
                                                                      2007       $13.069      $13.738      380,041
                                                                      2008       $13.738      $14.306      355,482
                                                                      2009       $14.306      $15.908      323,948
                                                                      2010       $15.908      $16.870      295,938
                                                                      2011       $16.870      $17.687      252,052
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                      2002       $10.000       $7.734       36,688
                                                                      2003        $7.734      $10.132       37,023
                                                                      2004       $10.132      $11.765       71,988
                                                                      2005       $11.765      $12.276       79,929
                                                                      2006       $12.276      $14.235       72,800
                                                                      2007       $14.235      $16.532       78,321
                                                                      2008       $16.532      $15.537            0
--------------------------------------------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL SHARES
                                                                      2002        $6.240       $4.564      245,789
                                                                      2003        $4.564       $5.558      365,025
                                                                      2004        $5.558       $5.719      414,342
                                                                      2005        $5.719       $5.947      364,847
                                                                      2006        $5.947       $6.905      335,256
                                                                      2007        $6.905       $7.434      327,739
                                                                      2008        $7.434       $4.040      279,358
                                                                      2009        $4.040       $5.464      445,607
                                                                      2010        $5.464       $6.216      264,635
                                                                      2011        $6.216       $5.266      213,672
--------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--
 CLASS I SHARES
                                                                      2004       $10.000      $10.913       47,102
                                                                      2005       $10.913      $11.419       45,145
                                                                      2006       $11.419      $13.264       47,405
                                                                      2007       $13.264      $13.534       46,980
                                                                      2008       $13.534       $8.557       42,904
                                                                      2009        $8.557      $10.464       43,855
                                                                      2010       $10.464      $11.250       44,795
                                                                      2011       $11.250      $11.597       35,396
--------------------------------------------------------------------------------------------------------------------
LSA BALANCED
                                                                      2002       $10.000       $8.646        2,157
                                                                      2003        $8.646      $10.973       46,166


                               69     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
MFS(R) GROWTH SERIES--INITIAL CLASS
                                                  2002        $5.330       $3.465      123,692
                                                  2003        $3.465       $4.432      227,669
                                                  2004        $4.432       $4.917      274,686
                                                  2005        $4.917       $5.273      269,766
                                                  2006        $5.273       $5.588      247,942
                                                  2007        $5.588       $6.650      220,878
                                                  2008        $6.650       $4.087      314,346
                                                  2009        $4.087       $5.527      175,017
                                                  2010        $5.527       $6.261      155,208
                                                  2011        $6.261       $6.130      113,799
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                                                  2002        $8.130       $6.308       52,812
                                                  2003        $6.308       $7.567      121,843
                                                  2004        $7.567       $8.276      136,211
                                                  2005        $8.276       $8.724      135,382
                                                  2006        $8.724       $9.682      134,594
                                                  2007        $9.682      $10.488      127,128
                                                  2008       $10.488       $6.893      180,349
                                                  2009        $6.893       $8.591      197,186
                                                  2010        $8.591       $9.375       86,881
                                                  2011        $9.375       $9.007       59,938
------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES--INITIAL CLASS
                                                  2002        $8.360       $5.615      205,837
                                                  2003        $5.615       $7.374      477,819
                                                  2004        $7.374       $7.715      623,501
                                                  2005        $7.715       $7.975      560,525
                                                  2006        $7.975       $8.868      514,110
                                                  2007        $8.868       $8.928      480,804
                                                  2008        $8.928       $5.320      407,025
                                                  2009        $5.320       $8.527      412,667
                                                  2010        $8.527      $11.418      350,753
                                                  2011       $11.418      $10.063      280,613
------------------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES--INITIAL CLASS
                                                  2002        $6.860       $5.084       32,958
                                                  2003        $5.084       $6.227       50,336
                                                  2004        $6.227       $7.085       53,593
                                                  2005        $7.085       $7.502       52,102
                                                  2006        $7.502       $8.141       49,634
                                                  2007        $8.141       $9.050       50,049
                                                  2008        $9.050       $5.681       46,891
                                                  2009        $5.681       $7.284       43,067
                                                  2010        $7.284       $8.291       38,811
                                                  2011        $8.291       $8.107       26,137


                               70     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                                                 Number of
                                                                                      Accumulation Accumulation    Units
                                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                                             December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES--INITIAL CLASS
                                                                             2002       $11.030      $10.273      250,026
                                                                             2003       $10.273      $11.736      454,021
                                                                             2004       $11.736      $12.832      590,723
                                                                             2005       $12.832      $12.959      622,265
                                                                             2006       $12.959      $14.243      569,919
                                                                             2007       $14.243      $14.577      589,170
                                                                             2008       $14.577      $11.148      454,138
                                                                             2009       $11.148      $12.923      417,681
                                                                             2010       $12.923      $13.953      393,032
                                                                             2011       $13.953      $13.947      283,231
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL-- & MID-CAP FUND(R)/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA--SERVICE SHARES
                                                                             2002       $10.000       $7.818       41,593
                                                                             2003        $7.818      $11.076      193,863
                                                                             2004       $11.076      $12.965      323,468
                                                                             2005       $12.965      $13.972      312,606
                                                                             2006       $13.972      $15.735      325,308
                                                                             2007       $15.735      $15.238      316,074
                                                                             2008       $15.238       $9.278      291,787
                                                                             2009        $9.278      $12.473      266,203
                                                                             2010       $12.473      $15.075      255,321
                                                                             2011       $15.075      $14.454      208,709
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                             2002       $10.000      $10.526        4,596
                                                                             2003       $10.526      $10.571       79,683
                                                                             2004       $10.571      $10.960      100,873
                                                                             2005       $10.960      $11.319      106,489
                                                                             2006       $11.319      $11.362       99,214
                                                                             2007       $11.362      $11.563      106,231
                                                                             2008       $11.563      $11.086      122,885
                                                                             2009       $11.086      $12.591      135,635
                                                                             2010       $12.591      $13.417      119,213
                                                                             2011       $13.417      $14.070       85,468
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                             2002       $10.000      $10.518       85,455
                                                                             2003       $10.518      $10.851      428,033
                                                                             2004       $10.851      $11.178      604,097
                                                                             2005       $11.178      $11.247      614,406
                                                                             2006       $11.247      $11.473      512,461
                                                                             2007       $11.473      $12.255      483,376
                                                                             2008       $12.255      $12.616      572,089
                                                                             2009       $12.616      $14.135      536,002
                                                                             2010       $14.135      $15.010      502,876
                                                                             2011       $15.010      $15.275      328,409


                               71     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PREMIER VIT NACM SMALL CAP PORTFOLIO--CLASS 1
                                                   2002       $10.000       $7.173        8,929
                                                   2003        $7.173      $10.051      172,641
                                                   2004       $10.051      $11.637      244,720
                                                   2005       $11.637      $11.436      236,295
                                                   2006       $11.436      $13.938      205,170
                                                   2007       $13.938      $13.767      172,785
                                                   2008       $13.767       $7.892      167,008
                                                   2009        $7.892       $8.958      160,896
                                                   2010        $8.958      $10.376            0
-------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                   2004       $10.000      $10.772       91,944
                                                   2005       $10.772      $10.870      106,673
                                                   2006       $10.870      $11.829       97,834
                                                   2007       $11.829      $11.102       94,157
                                                   2008       $11.102       $7.504       80,619
                                                   2009        $7.504       $7.230            0
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND--CLASS IB
                                                   2002       $10.000       $8.168        6,727
                                                   2003        $8.168      $11.059       39,731
                                                   2004       $11.059      $13.141       58,105
                                                   2005       $13.141      $14.727       61,333
                                                   2006       $14.727      $18.403      109,461
                                                   2007       $18.403      $19.339      175,336
                                                   2008       $19.339      $10.253       80,251
                                                   2009       $10.253      $12.707       72,272
                                                   2010       $12.707      $13.369       62,701
                                                   2011       $13.369      $11.322       51,749
-------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                                                   2002        $8.950       $6.870       31,178
                                                   2003        $6.870       $7.992       54,246
                                                   2004        $7.992       $8.380       63,858
                                                   2005        $8.380       $8.157       58,249
                                                   2006        $8.157       $8.879       51,761
                                                   2007        $8.879      $10.052       47,830
                                                   2008       $10.052       $5.856       43,139
                                                   2009        $5.856       $5.951            0
-------------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                                                   2002       $11.360       $9.262       19,587
                                                   2003        $9.262      $11.201       30,898
                                                   2004       $11.201      $12.683      100,258
                                                   2005       $12.683      $12.925       68,271
                                                   2006       $12.925      $15.546       93,618
                                                   2007       $15.546      $15.810       49,278
                                                   2008       $15.810      $10.437       30,278
                                                   2009       $10.437       $9.859            0


                               72     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                        Number of
                                                             Accumulation Accumulation    Units
                                                For the Year  Unit Value   Unit Value  Outstanding
                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                    December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--I
                                                    2002       $11.480       $9.895      228,732
                                                    2003        $9.895      $12.073      526,597
                                                    2004       $12.073      $13.627      761,565
                                                    2005       $13.627      $13.909      796,314
                                                    2006       $13.909      $16.254      661,730
                                                    2007       $16.254      $16.483      601,481
                                                    2008       $16.483      $10.343      537,201
                                                    2009       $10.343      $12.759      523,378
                                                    2010       $12.759      $14.414      428,716
                                                    2011       $14.414      $14.056      307,413
--------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--I
                                                    2002        $6.530       $5.239       39,170
                                                    2003        $5.239       $6.716      110,909
                                                    2004        $6.716       $7.505      176,753
                                                    2005        $7.505       $8.554      203,771
                                                    2006        $8.554      $10.006      257,698
                                                    2007       $10.006      $11.107      256,965
                                                    2008       $11.107       $5.596      188,929
                                                    2009        $5.596       $8.375      202,112
                                                    2010        $8.375       $9.415      262,241
                                                    2011        $9.415       $8.060      158,565
--------------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO--I
                                                    2002        $9.790       $7.569      231,318
                                                    2003        $7.569      $10.288      574,018
                                                    2004       $10.288      $11.957      675,635
                                                    2005       $11.957      $13.476      621,478
                                                    2006       $13.476      $14.114      575,076
                                                    2007       $14.114      $16.289      538,625
                                                    2008       $16.289       $9.638      472,274
                                                    2009        $9.638      $13.787      438,741
                                                    2010       $13.787      $17.348      371,524
                                                    2011       $17.348      $16.823      257,098
--------------------------------------------------------------------------------------------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO--I
                                                    2002        $7.800       $5.489       80,509
                                                    2003        $5.489       $7.284       84,065
                                                    2004        $7.284       $7.933      120,707
                                                    2005        $7.933       $8.140      126,892
                                                    2006        $8.140       $8.581      132,467
                                                    2007        $8.581       $9.589      126,622
                                                    2008        $9.589       $5.816      125,436
                                                    2009        $5.816       $8.555      120,111
                                                    2010        $8.555      $10.054      108,637
                                                    2011       $10.054       $9.769       81,021


                               73     PROSPECTUS

                 LBL CONSULTANT I VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

          BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER II

                           MORTALITY & EXPENSE = 1.7


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                                                        2005       $10.000      $11.435      177,119
                                                        2006       $11.435      $12.876      174,427
                                                        2007       $12.876      $15.468      167,923
                                                        2008       $15.468       $8.453      150,363
                                                        2009        $8.453      $11.648      130,113
                                                        2010       $11.648      $15.507      125,559
                                                        2011       $15.507      $15.296       90,356
------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND--CLASS 2
                                                        2005       $10.000      $10.996      449,486
                                                        2006       $10.996      $12.120      420,788
                                                        2007       $12.120      $12.692      391,679
                                                        2008       $12.692       $7.467      344,261
                                                        2009        $7.467      $10.835      303,876
                                                        2010       $10.835      $13.169      278,789
                                                        2011       $13.169      $12.221      163,451



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                               74     PROSPECTUS

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

           Purchase Payment:                $40,000.00
           ---------------------------------------------------------
           Guarantee Period:                5 Years
           ---------------------------------------------------------
           Guaranteed Interest Rate:        5% Annual Effective Rate
           ---------------------------------------------------------
           5-year Treasury Rate at Time of
           Purchase Payment:                6%
           ---------------------------------------------------------

The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Issue Date. The Market Value Adjustment operates in a similar manner for transfers, except that there is no free amount for transfers. No Withdrawal Charge applies to transfers.

Assuming that the entire $40,000.00 Purchase Payment is allocated to the Guaranteed Maturity Fixed Account for the Guarantee Period specified above, at the end of the five-year Guarantee Period the Contract Value would be $51,051.26. After one year, when the withdrawals occur in these examples, the Contract Value would be $42,000.00. We have assumed that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment and the Withdrawal Charge only apply to the portion of a withdrawal that is greater than the Free Withdrawal Amount. Accordingly, the first step is to calculate the Free Withdrawal Amount.

The Free Withdrawal Amount is equal to:

   (a) the greater of:

   . earnings not previously withdrawn; or

   . 15% of your total Purchase Payments in the most recent seven years; plus

   (b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Here, (a) equals $6,000.00, because 15% of the total Purchase Payments in the most recent seven years ($6,000.00 = 15% X $40,000.00) is greater than the earnings not previously withdrawn ($2,000.00). (b) equals $0, because all of the Purchase Payments were made less than seven years age. Accordingly, the Free Withdrawal Amount is $6,000.00.

The formula that we use to determine the amount of the Market Value Adjustment is:

   .9 X (I - J) X N

where: I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the beginning of the Guarantee Period;

J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding our receipt of your withdrawal request, death benefit request, transfer request, or annuity option request; and

N = the number of whole and partial years from the date we receive your request until the end of the relevant Guarantee Period.

We will base the Market Value Adjustment on the current Treasury Rate for a maturity corresponding in length to the relevant Guarantee Period. These examples also show the Withdrawal Charge (if any), which would be calculated separately from the Market Value Adjustment.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment, such that the five-year Treasury Rate is now 6.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .065) X 4 = -.0180

The Market Value Adjustment is a reduction of $648.00 from the amount withdrawn:

   $ - 648.00 = -.0180 X ($42,000.00 - $6,000.00)

A Withdrawal Charge of 7% would be assessed against the Purchase Payments withdrawn that are less than seven years old and are not eligible for free withdrawal. Under the Contract, earnings are deemed to be withdrawn before Purchase Payments. Accordingly, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00).

Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X (40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $38,832.00 = $42,000.00-$648.00 - $2,520.00

                               75     PROSPECTUS

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT

An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year after the Purchase Payment, such that the five-year

Treasury Rate is now 5.5%. Upon a withdrawal, the market value adjustment factor would be:

   .9 X (.06 - .055) X 4 = .0180

The Market Value Adjustment would increase the amount withdrawn by $648.00, as follows:

   $648.00 = .0180 X ($42,000.00 - $6,000.00)

As above, in this example, the amount of the Purchase Payment eligible for free withdrawal would equal the Free Withdrawal Amount less the interest credited or $4,000.00 ($6,000.00 - $2,000.00). Therefore, the Withdrawal Charge would be:

   $2,520.00 = 7% X ($40,000.00 - $4,000.00)

As a result, the net amount payable to you would be:

   $40,128.00 = $42,000.00 + $648.00 - $2,520.00

EXAMPLE OF A PARTIAL WITHDRAWAL

If you request a partial withdrawal from a Guarantee Period, we can either
(1) withdraw the specified amount of Contract Value and pay you that amount as adjusted by any applicable Market Value Adjustment or (2) pay you the amount requested, and subtract an amount from your Contract Value that equals the requested amount after application of the Market Value Adjustment and Withdrawal Charge. Unless you instruct us otherwise, when you request a partial withdrawal we will assume that you wish to receive the amount requested. We will make the necessary calculations and on your request provide you with a statement showing our calculations.

For example, if in the first example you wished to receive $20,000.00 as a partial withdrawal, the Market Value Adjustment and Withdrawal Charge would be calculated as follows:

                Let:   AW =   the total amount to be withdrawn
                                from your Contract Value
                      MVA =   Market Value Adjustment
                       WC =   Withdrawal Charge
                      AW' =   amount subject to Market Value
                                Adjustment and Withdrawal
                                Charge
                Then   AW -   $20,000.00 = WC - MVA

Since neither the Market Value Adjustment nor the Withdrawal Charge apply to the free withdrawal amount, we can solve directly for the amount subject to the Market Value Adjustment and the Withdrawal Charge (i.e., AW'), which equals AW
- $6,000.00. Then, AW = AW' + $6,000, and AW' + $6,000.00 - $20,000.00 = WC -
MVA.

                 MVA. =   - .018 X AW'
                 WC.. =   .07 X AW'
                 WC.. -   MVA = .088AW'
                 AW'. -   $14,000.00 = .088AW'
                 AW'. =   $14,000.00 / (1 - .088) = $15,350.88
                 MVA. =   - .018 X $15,350.88 = - $276.32
                 WC.. =   .07 X $15,350.88 = $1,074.56

AW = Total amount withdrawn = $15,350.88 + $6,000.00 = $21,350.88

You receive $20,000.00; the total amount subtracted from your contract is $21,350.88; the Market Value Adjustment is $276.32; and the Withdrawal Charge is $1,074.56. Your remaining Contract Value is $20,649.12.

If, however, in the same example, you wished to withdraw $20,000.00 from your Contract Value and receive the adjusted amount, the calculations would be as follows:

By definition, AW = total amount withdrawn from your Contract Value = $20,000.00

                 AW'  =   amount that MVA & WC are applied to
                      =   amount withdrawn in excess of Free
                            Amount = $20,000.00 - $6,000.00 =
                            $14,000.00
                 MVA  =   - .018 X $14,000.00 = - $252.00
                 WC   =   .07 X $14,000.00 = $980.00

You would receive $20,000.00 - $252.00 - $980.00 = $18,768.00; the total amount subtracted from your Contract Value is $20,000.00. Your remaining Contract Value would be $22,000.00.

EXAMPLE OF FREE WITHDRAWAL AMOUNT

Assume that in the foregoing example, after four years $8,620.25 in interest had been credited and that the Contract Value in the Fixed Account equaled $48,620.25. In this example, if no prior withdrawals have been made, you could withdraw up to $8,620.25 without incurring a Market Value Adjustment or a Withdrawal Charge. The Free Withdrawal Amount would be $8,620.25, because the interest credited ($8,620.25) is greater than 15% of the Total Purchase Payments in the most recent seven years ($40,000.00 X .15 = $6,000.00).

                               76     PROSPECTUS

LBL3055-7

[LOGO]

                      STATEMENT OF ADDITIONAL INFORMATION
               CONSULTANT I FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
                          VARIABLE ANNUITY CONTRACTS
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                    DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by calling us at 1-800-457-7617 or writing to us at the following address:

                         Lincoln Benefit Life Company
                                P.O. Box 758565
                           Topeka, Kansas 66675-8565
             The date of this Statement of Additional Information

                and of the related Prospectus is: May 1, 2012.


                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        The Contract..............................................  1
           Annuity Payments.......................................  1
           Initial Monthly Annuity Payment........................  2
           Subsequent Monthly Payments............................  2
           Transfers After Annuity Date...........................  3
           Annuity Unit Value.....................................  3
           Illustrative Example of Annuity Unit Value Calculation.  4
           Illustrative Example of Variable Annuity Payments......  4
        Experts...................................................  5
        Financial Statements......................................  5

                                 THE CONTRACT

ANNUITY PAYMENTS

The amount of your annuity payments will depend on the following factors:

   (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any applicable premium tax charge and adjusted by any applicable Market Value Adjustment;

   (b) the Payment Option you have selected;

   (c) the payment frequency you have selected;

   (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

   (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

INITIAL MONTHLY ANNUITY PAYMENT

For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date next preceding the Annuity Date. We will also increase or decrease your Fixed Account balance by any applicable Market Value Adjustment. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% which is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your Contract Value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.

In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is usually the same as the first monthly payment. However, after the Annuity Date you will have a limited ability to increase your Fixed Annuity payments by making transfers from the Subaccounts, as described in "Transferred after the Annuity Date" on this page. After each such transfer, however, your subsequent annuity payments will remain at the new level until and unless you make an additional transfer to your Fixed Annuity payments.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period unless the Contract Owner makes a transfer. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

TRANSFERS AFTER THE ANNUITY DATE

The Contract provides that during the Annuity Period, you may make transfers among the Subaccounts or increase the proportion of your annuity payments consisting of Fixed Annuity payments. We will effect a transfer among the Subaccounts at their Annuity Unit Value next determined after we receive your instructions. After the transfer, your subsequent Variable Annuity payments will be based on your new Annuity Unit balances. If you wish to transfer value from the Subaccounts to increase your Fixed Annuity payments, we will determine the amount of your additional Fixed Annuity payments as follows. First, we will determine the Annuitized Value represented by the Annuity Units that you wish to apply to a Fixed Annuity payment. Then, we will apply that amount to the appropriate factor for the Payment Option you have selected, using either the Payment Option Tables in the Contract or our annuity tables for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee.

ANNUITY UNIT VALUE

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $10.000.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a)is the total of:

    (1)the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

    (2)the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

    (3)a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

(b)is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the preceding Valuation Period; and

(c)is the mortality and expense risk charge and the administrative expense risk charge.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

   Net Investment Factor = ($11.46/$11.44) - 0.0000340 = 1.0017142

The amount subtracted from the ratio of the two net asset values (0.0000340) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.25%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                      $101.03523 X 1.0017142  = $101.19888
                      ------------------------
                            1.0000943

ILLUSTRATIVE EXAMPLE OF VARIABLE ANNUITY PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

   First Payment = $5.44 X ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

   Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

   Second Payment = 4.77697 X $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period, unless the Contract Owner makes a transfer. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.


EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and related financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . Financial statements of Lincoln Benefit Life Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related financial statement schedules, and

   . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2011 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                                  APPENDIX A

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.

The LBL Consultant Variable Annuity I Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on September 9, 1998, except for the Janus Aspen Series Foreign Stock - Service Shares Sub-Account, LSA Balanced, Oppenheimer Main Street Small Cap/VA - Service Shares Sub-Account, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account, PIMCO VIT Total Return - Administrative Shares Sub-Account, Premier VIT OpCap Balanced Sub-Account, Premier VIT NACM Small Cap Portfolio Class 1 Sub-Account, Putnam VT International Value Fund - Class IB Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2002; the Invesco V.I. Basic Value Fund - Series I Sub-Account, Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Sub-Account, Invesco Van Kampen V.I. Mid Cap Value Fund - Series I Sub-Account which were first offered under the Contracts on April 30, 2004; the Wells Fargo Advantage VT Discovery Sub-Account, Wells Fargo Advantage VT Opportunity Sub-Account which were first offered under the Contracts on April 8, 2005; and the DWS Balanced - Class A Sub-Account which was first offered under the Contracts on April 29, 2005 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008. Accumulation unit value: unit of measure used to calculate the value or a Contract Owner's interest in a Sub-Account for any Valuation Period. An Accumulation Unit Value does not reflect deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Maintenance Charge.


The name of the following Sub-Accounts changed since December 31, 2011. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2011:



  SUB-ACCOUNT NAME AS OF DECEMBER 31, 2011 (AS APPEARS IN THE
         FOLLOWING TABLES OF ACCUMULATION UNIT VALUES)                       SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2012
------------------------------------------------------------------------------------------------------------------------------
DWS Growth & Income VIP - Class A                                 DWS Core Equity VIP - Class A
------------------------------------------------------------------------------------------------------------------------------
DWS Balanced VIP - Class A                                        DWS Global Income Builder VIP - Class A
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value - Series I                               Invesco Van Kampen V.I. Value Opportunities - Series I
------------------------------------------------------------------------------------------------------------------------------
                                                                            SUB-ACCOUNT NAME ON/ABOUT JULY 1, 2012
------------------------------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Value - Series I                  Invesco Van Kampen V.I. American Value - Series I
------------------------------------------------------------------------------------------------------------------------------

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                     BASIC POLICY PLUS DEATH BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.35


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                            2002         $13.790      $ 8.982       207,042
                            2003         $ 8.982      $11.927       184,952
                            2004         $11.927      $12.717       167,237
                            2005         $12.717      $14.346       149,408
                            2006         $14.346      $16.864       131,941
                            2007         $16.864      $22.193       120,985
                            2008         $22.193      $12.000        93,105
                            2009         $12.000      $17.872        91,133
                            2010         $17.872      $20.086        88,596
                            2011         $20.086      $19.737        73,912
ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                            2002         $13.250      $ 8.999       590,474
                            2003         $ 8.999      $11.516       538,098
                            2004         $11.516      $12.241       425,601
                            2005         $12.241      $12.480       358,612
                            2006         $12.480      $13.446       265,392
                            2007         $13.446      $14.594       205,846
                            2008         $14.594      $ 8.707       121,197
                            2009         $ 8.707      $11.342       100,922
                            2010         $11.342      $12.550        75,780
                            2011         $12.550      $13.175        70,444
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $11.470      $ 7.573       369,719
                            2003         $ 7.573      $10.089       352,827
                            2004         $10.089      $10.490       311,988
                            2005         $10.490      $11.584       260,355
                            2006         $11.584      $12.005       184,866
                            2007         $12.005      $14.192       137,671
                            2008         $14.192      $ 7.531       113,695
                            2009         $ 7.531      $10.954       102,378
                            2010         $10.954      $12.242        73,263
                            2011         $12.242      $12.024        58,782

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $19.930      $10.366       222,668
                            2003         $10.366      $15.100       261,593
                            2004         $15.100      $16.824       253,128
                            2005         $16.824      $18.212       299,207
                            2006         $18.212      $19.771       207,085
                            2007         $19.771      $25.634       178,432
                            2008         $25.634      $10.521       128,208
                            2009         $10.521      $15.731       109,890
                            2010         $15.731      $18.510        76,730
                            2011         $18.510      $16.734        57,307
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $ 7.960      $ 5.791       178,044
                            2003         $ 5.791      $ 8.124       192,091
                            2004         $ 8.124      $ 9.334       311,336
                            2005         $ 9.334      $10.753       234,525
                            2006         $10.753      $12.721       117,811
                            2007         $12.721      $14.698       318,444
                            2008         $14.698      $ 7.735       309,895
                            2009         $ 7.735      $11.093       308,642
                            2010         $11.093      $13.699       282,565
                            2011         $13.699      $13.073        38,177
DWS VSI: BOND VIP - CLASS A
                            2002         $11.290      $11.976       231,418
                            2003         $11.976      $12.401       212,847
                            2004         $12.401      $12.880       192,033
                            2005         $12.880      $13.026       178,999
                            2006         $13.026      $13.444       160,858
                            2007         $13.444      $13.803       135,792
                            2008         $13.803      $11.323        94,062
                            2009         $11.323      $12.283        92,125
                            2010         $12.283      $12.929        69,091
                            2011         $12.929      $13.468        57,667
DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
FORMERLY, DWS VSI: GLOBAL OPPORTUNITIES VIP - CLASS A
                            2002         $12.210      $ 9.639        43,427
                            2003         $ 9.639      $14.164        64,362
                            2004         $14.164      $17.220        71,497
                            2005         $17.220      $20.059        75,988
                            2006         $20.059      $24.136        79,794
                            2007         $24.136      $26.007        77,932
                            2008         $26.007      $12.825        56,858
                            2009         $12.825      $18.733        48,638
                            2010         $18.733      $23.382        39,616
                            2011         $23.382      $20.765        24,758

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
DWS VSI: GROWTH & INCOME VIP - CLASS A
                            2002         $ 9.270      $ 7.025        78,772
                            2003         $ 7.025      $ 8.776        84,611
                            2004         $ 8.776      $ 9.528        80,031
                            2005         $ 9.528      $ 9.961        72,967
                            2006         $ 9.961      $11.156        51,757
                            2007         $11.156      $11.144        46,646
                            2008         $11.144      $ 6.776        40,130
                            2009         $ 6.776      $ 8.958        35,205
                            2010         $ 8.958      $10.100        25,134
                            2011         $10.100      $ 9.941        24,701
DWS VSI: INTERNATIONAL VIP - CLASS A
                            2002         $ 8.310      $ 6.684        58,038
                            2003         $ 6.684      $ 8.416        60,739
                            2004         $ 8.416      $ 9.666        60,597
                            2005         $ 9.666      $11.068        51,493
                            2006         $11.068      $13.735        72,779
                            2007         $13.735      $15.511        59,656
                            2008         $15.511      $ 7.917        32,802
                            2009         $ 7.917      $10.418        23,546
                            2010         $10.418      $10.435        21,035
                            2011         $10.435      $ 8.570        17,929
DWS VSII: BALANCED VIP - CLASS A
                            2005         $10.000      $10.587       207,687
                            2006         $10.587      $11.504       178,033
                            2007         $11.504      $11.887       145,992
                            2008         $11.887      $ 8.513        95,059
                            2009         $ 8.513      $10.357        76,708
                            2010         $10.357      $11.354        54,758
                            2011         $11.354      $11.031        42,678
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                            2002         $11.600      $12.463       721,957
                            2003         $12.463      $12.574       545,703
                            2004         $12.574      $12.840       486,928
                            2005         $12.840      $12.913       413,083
                            2006         $12.913      $13.254       307,757
                            2007         $13.254      $13.883       305,195
                            2008         $13.883      $14.269       272,985
                            2009         $14.269      $14.796       212,558
                            2010         $14.796      $15.336       180,090
                            2011         $15.336      $15.990       133,487

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FEDERATED HIGH INCOME BOND FUND II
                            2002         $ 8.890      $ 8.881       167,054
                            2003         $ 8.881      $10.698       281,700
                            2004         $10.698      $11.647       312,748
                            2005         $11.647      $11.785       277,207
                            2006         $11.785      $12.871       267,190
                            2007         $12.871      $13.119       197,260
                            2008         $13.119      $ 9.569       158,685
                            2009         $ 9.569      $14.416       140,519
                            2010         $14.416      $16.302       117,332
                            2011         $16.302      $16.898        93,202
FEDERATED MANAGED VOLATILITY FUND II
FORMERLY, FEDERATED CAPITAL INCOME FUND II
                            2002         $ 8.510      $ 6.379       198,273
                            2003         $ 6.379      $ 7.586       165,477
                            2004         $ 7.586      $ 8.219       131,886
                            2005         $ 8.219      $ 8.610       106,523
                            2006         $ 8.610      $ 9.814        88,379
                            2007         $ 9.814      $10.063        79,360
                            2008         $10.063      $ 7.896        54,060
                            2009         $ 7.896      $ 9.983        41,510
                            2010         $ 9.983      $11.029        36,143
                            2011         $11.029      $11.389        32,782
FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                            2002         $10.580      $ 9.518       131,396
                            2003         $ 9.518      $11.067       127,905
                            2004         $11.067      $11.504       135,064
                            2005         $11.504      $11.798       127,362
                            2006         $11.798      $12.479        99,771
                            2007         $12.479      $14.205        82,349
                            2008         $14.205      $ 9.980        70,305
                            2009         $ 9.980      $12.700        57,184
                            2010         $12.700      $14.302        44,376
                            2011         $14.302      $13.736        34,266
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                            2002         $11.160      $ 9.972       654,730
                            2003         $ 9.972      $12.626       761,503
                            2004         $12.626      $14.370       795,462
                            2005         $14.370      $16.563       927,577
                            2006         $16.563      $18.238       712,579
                            2007         $18.238      $21.136       575,079
                            2008         $21.136      $11.975       445,269
                            2009         $11.975      $16.018       389,308
                            2010         $16.018      $18.505       331,764
                            2011         $18.505      $17.779       260,358

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                            2002         $11.350      $ 9.293        667,345
                            2003         $ 9.293      $11.938        634,962
                            2004         $11.938      $13.123        642,647
                            2005         $13.123      $13.693        573,244
                            2006         $13.693      $16.222        451,230
                            2007         $16.222      $16.232        357,268
                            2008         $16.232      $ 9.174        258,569
                            2009         $ 9.174      $11.773        199,512
                            2010         $11.773      $13.362        152,833
                            2011         $13.362      $13.298        116,078
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                            2002         $11.200      $ 7.718        501,312
                            2003         $ 7.718      $10.106        486,055
                            2004         $10.106      $10.297        475,294
                            2005         $10.297      $10.738        399,645
                            2006         $10.738      $11.309        348,620
                            2007         $11.309      $14.150        297,256
                            2008         $14.150      $ 7.368        232,724
                            2009         $ 7.368      $ 9.316        202,281
                            2010         $ 9.316      $11.402        176,210
                            2011         $11.402      $11.261        145,810
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                            2002         $10.440      $ 8.002      1,227,528
                            2003         $ 8.002      $10.128      1,247,222
                            2004         $10.128      $11.042      1,204,079
                            2005         $11.042      $11.408      1,122,061
                            2006         $11.408      $13.013        775,934
                            2007         $13.013      $13.522        652,282
                            2008         $13.522      $ 8.396        457,591
                            2009         $ 8.396      $10.477        371,303
                            2010         $10.477      $11.878        341,113
                            2011         $11.878      $11.946        280,438
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                            2002         $11.310      $11.336        835,286
                            2003         $11.336      $11.284        669,921
                            2004         $11.284      $11.256        627,640
                            2005         $11.256      $11.432        675,260
                            2006         $11.432      $11.818        777,215
                            2007         $11.818      $12.255        735,653
                            2008         $12.255      $12.444        899,004
                            2009         $12.444      $12.353        520,646
                            2010         $12.353      $12.205        302,419
                            2011         $12.205      $12.043        305,421

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                            2002         $ 9.130      $ 7.177        58,369
                            2003         $ 7.177      $10.141       117,299
                            2004         $10.141      $11.358       133,210
                            2005         $11.358      $13.328       146,833
                            2006         $13.328      $15.511       149,461
                            2007         $15.511      $17.933       125,346
                            2008         $17.933      $ 9.932       108,164
                            2009         $ 9.932      $12.386        96,300
                            2010         $12.386      $13.809        97,440
                            2011         $13.809      $11.275        83,289
INVESCO V.I. BASIC VALUE FUND - SERIES I
                            2004         $10.000      $10.806       105,095
                            2005         $10.806      $11.263        90,403
                            2006         $11.263      $12.567        82,864
                            2007         $12.567      $12.576        68,073
                            2008         $12.576      $ 5.978        61,339
                            2009         $ 5.978      $ 8.720        56,680
                            2010         $ 8.720      $ 9.227        51,648
                            2011         $ 9.227      $ 8.817        37,810
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                            2003         $ 8.152      $10.258       129,668
                            2004         $10.258      $11.538       241,428
                            2005         $11.538      $12.478       280,190
                            2006         $12.478      $14.263       251,100
                            2007         $14.263      $14.412       182,053
                            2008         $14.412      $ 9.629       104,511
                            2009         $ 9.629      $11.778       115,962
                            2010         $11.778      $13.024        88,968
                            2011         $13.024      $12.547        68,833
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                            2004         $10.000      $11.141        13,718
                            2005         $11.141      $12.202        15,602
                            2006         $12.202      $12.619        16,617
                            2007         $12.619      $14.625        14,347
                            2008         $14.625      $ 7.663        13,761
                            2009         $ 7.663      $11.811        19,575
                            2010         $11.811      $14.816        18,891
                            2011         $14.816      $13.236        11,548

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                            2004         $10.000      $11.320        117,397
                            2005         $11.320      $12.530        157,466
                            2006         $12.530      $14.904        242,573
                            2007         $14.904      $15.841        113,270
                            2008         $15.841      $ 9.166         55,036
                            2009         $ 9.166      $12.576         51,670
                            2010         $12.576      $15.152         52,915
                            2011         $15.152      $15.072         39,370
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $10.920      $ 7.758        298,122
                            2003         $ 7.758      $10.331        276,454
                            2004         $10.331      $12.295        397,665
                            2005         $12.295      $13.610        212,827
                            2006         $13.610      $15.240        178,520
                            2007         $15.240      $18.330        338,831
                            2008         $18.330      $10.167        320,575
                            2009         $10.167      $14.512        304,711
                            2010         $14.512      $18.001        294,041
                            2011         $18.001      $17.490         99,552
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                            2002         $10.500      $ 7.608        709,678
                            2003         $ 7.608      $ 9.877        621,129
                            2004         $ 9.877      $10.175        528,557
                            2005         $10.175      $10.459        429,458
                            2006         $10.459      $11.482        309,264
                            2007         $11.482      $13.023        238,000
                            2008         $13.023      $ 7.737        224,941
                            2009         $ 7.737      $10.398        198,458
                            2010         $10.398      $11.736        176,333
                            2011         $11.736      $10.955        142,527
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                            2008         $10.000      $ 7.395         31,558
                            2009         $ 7.395      $13.053         31,976
                            2010         $13.053      $16.083         23,875
                            2011         $16.083      $10.726         16,978
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $13.200      $12.173      1,073,713
                            2003         $12.173      $13.684        904,975
                            2004         $13.684      $14.637        813,548
                            2005         $14.637      $15.574        672,165
                            2006         $15.574      $16.996        556,100
                            2007         $16.996      $18.514        437,002
                            2008         $18.514      $15.358        320,902
                            2009         $15.358      $19.055        268,263
                            2010         $19.055      $20.356        238,654
                            2011         $20.356      $20.392        194,684

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $11.410      $12.422       364,612
                            2003         $12.422      $13.026       372,832
                            2004         $13.026      $13.347       319,960
                            2005         $13.347      $13.419       280,904
                            2006         $13.419      $13.784       207,568
                            2007         $13.784      $14.541       215,616
                            2008         $14.541      $15.195       164,453
                            2009         $15.195      $16.956       148,856
                            2010         $16.956      $18.044       113,388
                            2011         $18.044      $18.985        94,517
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                            2002         $10.000      $ 7.752        10,436
                            2003         $ 7.750      $10.191        18,409
                            2004         $10.190      $11.875        38,184
                            2005         $11.875      $12.435        31,133
                            2006         $12.435      $14.469        24,986
                            2007         $14.469      $16.863        30,523
                            2008         $16.863      $15.866             0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $10.990      $ 8.072       778,175
                            2003         $ 8.070      $ 9.864       632,423
                            2004         $ 9.860      $10.187       540,179
                            2005         $10.187      $10.630       448,723
                            2006         $10.630      $12.385       282,234
                            2007         $12.385      $13.380       210,257
                            2008         $13.380      $ 7.298       177,779
                            2009         $ 7.298      $ 9.904       140,892
                            2010         $ 9.904      $11.307       121,801
                            2011         $11.307      $ 9.613       105,297
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                            2004         $10.000      $10.939        16,313
                            2005         $10.939      $11.487        15,313
                            2006         $11.487      $13.389        17,952
                            2007         $13.389      $13.710        10,580
                            2008         $13.710      $ 8.699         9,633
                            2009         $ 8.699      $10.674         7,477
                            2010         $10.674      $11.517         6,572
                            2011         $11.517      $11.913        10,498
LSA BALANCED
                            2002         $10.000      $ 8.666         1,504
                            2003         $ 8.670      $11.037        46,534
                            2004         $11.037      $11.163             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) GROWTH SERIES - INITIAL CLASS
                            2002         $10.620      $ 6.933       101,782
                            2003         $ 6.930      $ 8.899        99,508
                            2004         $ 8.899      $ 9.908        77,890
                            2005         $ 9.908      $10.663        76,604
                            2006         $10.663      $11.339        61,810
                            2007         $11.339      $13.541        55,900
                            2008         $13.541      $ 8.352        52,572
                            2009         $ 8.352      $11.334        45,659
                            2010         $11.334      $12.884        42,670
                            2011         $12.884      $12.658        37,994
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                            2002         $ 9.590      $ 7.471       214,241
                            2003         $ 7.470      $ 8.994       191,488
                            2004         $ 8.994      $ 9.871       166,320
                            2005         $ 9.871      $10.441       150,121
                            2006         $10.441      $11.628        80,157
                            2007         $11.628      $12.641        62,577
                            2008         $12.641      $ 8.337        58,230
                            2009         $ 8.337      $10.428        45,090
                            2010         $10.428      $11.418        44,291
                            2011         $11.418      $11.009        37,027
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                            2002         $17.530      $11.814       134,660
                            2003         $11.810      $15.570       142,686
                            2004         $15.570      $16.346       104,037
                            2005         $16.346      $16.957        83,431
                            2006         $16.957      $18.922        68,138
                            2007         $18.922      $19.117        58,911
                            2008         $19.117      $11.431        52,285
                            2009         $11.431      $18.385        47,440
                            2010         $18.385      $24.706        43,380
                            2011         $24.706      $21.850        31,371
MFS(R) RESEARCH SERIES - INITIAL CLASS
                            2002         $ 9.850      $ 7.325       154,173
                            2003         $ 7.330      $ 9.003       141,365
                            2004         $ 9.003      $10.280       104,339
                            2005         $10.280      $10.923        89,332
                            2006         $10.923      $11.894        76,384
                            2007         $11.894      $13.270        69,083
                            2008         $13.270      $ 8.359        58,800
                            2009         $ 8.359      $10.755        52,761
                            2010         $10.755      $12.285        45,751
                            2011         $12.285      $12.054        44,379

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                            2002         $12.170      $11.373       351,276
                            2003         $11.370      $13.039       431,129
                            2004         $13.039      $14.307       484,074
                            2005         $14.307      $14.499       531,136
                            2006         $14.499      $15.990       473,331
                            2007         $15.990      $16.423       389,873
                            2008         $16.423      $12.604       304,727
                            2009         $12.604      $14.662       253,488
                            2010         $14.662      $15.886       205,634
                            2011         $15.886      $15.936       177,490
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                            2002         $10.000      $ 7.837        42,259
                            2003         $ 7.837      $11.141        81,748
                            2004         $11.141      $13.087       106,022
                            2005         $13.087      $14.152       156,180
                            2006         $14.152      $15.994       344,991
                            2007         $15.994      $15.543        73,975
                            2008         $15.543      $ 9.497        59,993
                            2009         $ 9.497      $12.813        54,906
                            2010         $12.813      $15.540        43,765
                            2011         $15.540      $14.952        30,010
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.551        18,833
                            2003         $10.551      $10.633        48,475
                            2004         $10.633      $11.063        64,555
                            2005         $11.063      $11.466        71,226
                            2006         $11.466      $11.549        53,477
                            2007         $11.549      $11.795        42,730
                            2008         $11.795      $11.348        45,962
                            2009         $11.348      $12.933        30,076
                            2010         $12.933      $13.830        37,744
                            2011         $13.830      $14.554        40,482
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.543       262,044
                            2003         $10.543      $10.915       477,147
                            2004         $10.915      $11.283       496,866
                            2005         $11.283      $11.392       437,361
                            2006         $11.392      $11.662       379,913
                            2007         $11.662      $12.500       311,272
                            2008         $12.500      $12.914       353,676
                            2009         $12.914      $14.520       353,431
                            2010         $14.520      $15.472       350,980
                            2011         $15.472      $15.801       338,912

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                            2002         $10.000      $ 7.190        28,026
                            2003         $ 7.190      $10.110        78,738
                            2004         $10.110      $11.746       101,370
                            2005         $11.746      $11.584        81,514
                            2006         $11.584      $14.167        69,811
                            2007         $14.167      $14.043        57,503
                            2008         $14.043      $ 8.078        51,349
                            2009         $ 8.078      $ 9.202        37,283
                            2010         $ 9.202      $10.671             0
PREMIER VIT OPCAP BALANCED PORTFOLIO
                            2004         $10.000      $10.798        59,439
                            2005         $10.798      $10.934        50,470
                            2006         $10.934      $11.941        39,805
                            2007         $11.941      $11.246        27,391
                            2008         $11.246      $ 7.628        28,256
                            2009         $ 7.628      $ 7.358             0
PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                            2002         $10.000      $ 8.187        20,588
                            2003         $ 8.187      $11.124        33,361
                            2004         $11.124      $13.264        60,246
                            2005         $13.264      $14.917        51,308
                            2006         $14.917      $18.706        64,700
                            2007         $18.706      $19.727        68,254
                            2008         $19.727      $10.495        46,936
                            2009         $10.495      $13.053        42,557
                            2010         $13.053      $13.781        26,987
                            2011         $13.781      $11.711        17,291
RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                            2002         $ 9.538      $ 7.343        50,281
                            2003         $ 7.343      $ 8.573        66,395
                            2004         $ 8.573      $ 9.020        62,996
                            2005         $ 9.020      $ 8.810        44,867
                            2006         $ 8.810      $ 9.624        33,119
                            2007         $ 9.624      $10.934        35,339
                            2008         $10.934      $ 6.392        23,217
                            2009         $ 6.392      $ 6.503             0
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                            2002         $ 9.150      $ 7.485        18,860
                            2003         $ 7.485      $ 9.083        19,189
                            2004         $ 9.083      $10.321        54,649
                            2005         $10.321      $10.555        46,116
                            2006         $10.555      $12.740        48,858
                            2007         $12.740      $13.002        28,736
                            2008         $13.002      $ 8.613        20,478
                            2009         $ 8.613      $ 8.145             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
STRONG MID CAP GROWTH II - INVESTOR CLASS
                            2002         $12.220      $ 7.524       116,972
                            2003         $ 7.524      $ 9.953       119,849
                            2004         $ 9.953      $11.689       124,471
STRONG OPPORTUNITY II - INVESTOR CLASS
                            2002         $14.490      $10.449       325,479
                            2003         $10.449      $14.110       282,337
                            2004         $14.110      $16.441       224,911
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                            2002         $12.270      $10.510       463,033
                            2003         $10.510      $13.000       529,345
                            2004         $13.000      $14.724       637,860
                            2005         $14.724      $15.082       582,053
                            2006         $15.082      $17.685       465,452
                            2007         $17.685      $17.998       371,950
                            2008         $17.998      $11.333       289,316
                            2009         $11.333      $14.030       240,655
                            2010         $14.030      $15.905       201,365
                            2011         $15.905      $15.565       162,387
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                            2002         $ 8.790      $ 7.075        80,308
                            2003         $ 7.075      $ 9.102       100,861
                            2004         $ 9.102      $10.207       108,187
                            2005         $10.207      $11.673       107,804
                            2006         $11.673      $13.703        93,407
                            2007         $13.703      $15.264        90,287
                            2008         $15.264      $ 7.717        63,526
                            2009         $ 7.717      $11.591        57,958
                            2010         $11.591      $13.076        51,190
                            2011         $13.076      $11.233        36,452
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                            2002         $14.490      $11.246       283,461
                            2003         $11.246      $15.340       396,986
                            2004         $15.340      $17.892       398,739
                            2005         $17.892      $20.234       326,796
                            2006         $20.234      $21.267       210,502
                            2007         $21.267      $24.631       144,149
                            2008         $24.631      $14.624       113,520
                            2009         $14.624      $20.993        98,302
                            2010         $20.993      $26.509        78,998
                            2011         $26.509      $25.796        63,701

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                            2002         $ 9.560      $ 6.754        47,851
                            2003         $ 6.754      $ 8.993        51,497
                            2004         $ 8.993      $ 9.828        48,594
                            2005         $ 9.828      $10.121        78,987
                            2006         $10.121      $10.707        89,378
                            2007         $10.707      $12.006        70,018
                            2008         $12.006      $ 7.308        45,390
                            2009         $ 7.308      $10.787        48,381
                            2010         $10.787      $12.721        63,305
                            2011         $12.721      $12.404        49,554
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                            2005         $10.000      $11.464       122,023
                            2006         $11.464      $12.954        95,244
                            2007         $12.954      $15.617        78,865
                            2008         $15.617      $ 8.564        69,952
                            2009         $ 8.564      $11.843        48,753
                            2010         $11.843      $15.822        57,547
                            2011         $15.822      $15.660        38,378
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                            2005         $10.000      $11.023       300,050
                            2006         $11.023      $12.193       203,235
                            2007         $12.193      $12.814       166,470
                            2008         $12.814      $ 7.565       136,895
                            2009         $ 7.565      $11.016       111,241
                            2010         $11.016      $13.436        83,026
                            2011         $13.436      $12.512        65,579


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                    BASIC POLICY PLUS INCOME BENEFIT RIDER

                           MORTALITY & EXPENSE = 1.5


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                            2002         $ 6.360      $ 4.137        52,215
                            2003         $ 4.137      $ 5.485       133,458
                            2004         $ 5.485      $ 5.840       170,900
                            2005         $ 5.840      $ 6.578       162,470
                            2006         $ 6.578      $ 7.721       181,828
                            2007         $ 7.721      $10.146       184,527
                            2008         $10.146      $ 5.478       176,784
                            2009         $ 5.478      $ 8.146       154,005
                            2010         $ 8.146      $ 9.141       123,683
                            2011         $ 9.141      $ 8.969        93,690
ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                            2002         $ 7.830      $ 5.311       116,814
                            2003         $ 5.311      $ 6.786       185,177
                            2004         $ 6.786      $ 7.202       215,770
                            2005         $ 7.202      $ 7.332       216,190
                            2006         $ 7.332      $ 7.887       208,546
                            2007         $ 7.887      $ 8.548       200,774
                            2008         $ 8.548      $ 5.092       135,379
                            2009         $ 5.092      $ 6.623       127,252
                            2010         $ 6.623      $ 7.318        90,348
                            2011         $ 7.318      $ 7.671        65,852
ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $ 7.090      $ 4.675        57,432
                            2003         $ 4.675      $ 6.218       226,455
                            2004         $ 6.218      $ 6.456       285,968
                            2005         $ 6.456      $ 7.118       287,513
                            2006         $ 7.118      $ 7.366       281,301
                            2007         $ 7.366      $ 8.695       245,979
                            2008         $ 8.695      $ 4.607       218,580
                            2009         $ 4.607      $ 6.691       181,456
                            2010         $ 6.691      $ 7.466       121,922
                            2011         $ 7.466      $ 7.323        91,511

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $ 8.690      $ 6.026        45,527
                            2003         $ 6.026      $ 8.765       172,689
                            2004         $ 8.765      $ 9.751       252,067
                            2005         $ 9.751      $10.539       263,534
                            2006         $10.539      $11.424       263,408
                            2007         $11.424      $14.790       220,809
                            2008         $14.790      $ 6.061       215,245
                            2009         $ 6.061      $ 9.049       188,406
                            2010         $ 9.049      $10.631       156,158
                            2011         $10.631      $ 9.597       107,256
ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                            2002         $ 5.010      $ 3.637        34,486
                            2003         $ 3.637      $ 5.096        99,362
                            2004         $ 5.096      $ 5.846       147,944
                            2005         $ 5.846      $ 6.724       148,135
                            2006         $ 6.724      $ 7.943       137,734
                            2007         $ 7.943      $ 9.163       110,738
                            2008         $ 9.163      $ 4.815        96,912
                            2009         $ 4.815      $ 6.895        83,729
                            2010         $ 6.895      $ 8.503        72,929
                            2011         $ 8.503      $ 8.101        54,844
DWS VSI: BOND VIP - CLASS A
                            2002         $11.060      $11.713        13,712
                            2003         $11.713      $12.111        89,535
                            2004         $12.111      $12.560       104,889
                            2005         $12.560      $12.683       102,454
                            2006         $12.683      $13.071        96,941
                            2007         $13.071      $13.399        98,459
                            2008         $13.399      $10.975        64,949
                            2009         $10.975      $11.888        58,686
                            2010         $11.888      $12.494        43,547
                            2011         $12.494      $12.995        37,835
DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
FORMERLY, DWS VSI: GLOBAL OPPORTUNITIES VIP - CLASS A
                            2002         $ 6.770      $ 5.340        16,395
                            2003         $ 5.340      $ 7.835        64,597
                            2004         $ 7.835      $ 9.511        85,021
                            2005         $ 9.511      $11.063       154,233
                            2006         $11.063      $13.291        87,796
                            2007         $13.291      $14.300        90,092
                            2008         $14.300      $ 7.041        76,520
                            2009         $ 7.041      $10.269        73,328
                            2010         $10.269      $12.799        61,996
                            2011         $12.799      $11.349        43,670

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
DWS VSI: GROWTH & INCOME VIP - CLASS A
                            2002         $ 8.380      $ 6.337         6,015
                            2003         $ 6.337      $ 7.904        29,722
                            2004         $ 7.904      $ 8.569        32,112
                            2005         $ 8.569      $ 8.945        26,505
                            2006         $ 8.945      $10.003        26,490
                            2007         $10.003      $ 9.977        25,859
                            2008         $ 9.977      $ 6.057        23,946
                            2009         $ 6.057      $ 7.996        21,748
                            2010         $ 7.996      $ 9.002        17,523
                            2011         $ 9.002      $ 8.847        14,329
DWS VSI: INTERNATIONAL VIP - CLASS A
                            2002         $ 5.930      $ 4.764         7,720
                            2003         $ 4.764      $ 5.990        29,032
                            2004         $ 5.990      $ 6.869        40,501
                            2005         $ 6.869      $ 7.854        42,169
                            2006         $ 7.854      $ 9.732        50,293
                             2007        $ 9.732      $10.974        54,547
                            2008         $10.974      $ 5.593        55,414
                            2009         $ 5.593      $ 7.349        42,055
                            2010         $ 7.349      $ 7.349        46,013
                            2011         $ 7.349      $ 6.027        45,002
DWS VSII: BALANCED VIP - CLASS A
                            2005         $10.000      $10.577        84,641
                            2006         $10.577      $11.475        77,806
                            2007         $11.475      $11.839        73,097
                            2008         $11.839      $ 8.466        54,853
                            2009         $ 8.466      $10.284        42,564
                            2010         $10.284      $11.257        25,347
                            2011         $11.257      $10.921        21,135
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                            2002         $11.180      $12.002        34,157
                            2003         $12.002      $12.090       111,727
                            2004         $12.090      $12.328       159,145
                            2005         $12.328      $12.379       162,872
                            2006         $12.379      $12.687       155,816
                            2007         $12.687      $13.269       274,784
                            2008         $13.269      $13.618       275,046
                            2009         $13.618      $14.100       254,588
                            2010         $14.100      $14.593       128,231
                            2011         $14.593      $15.192        71,909

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FEDERATED HIGH INCOME BOND FUND II
                            2002         $ 9.180      $ 9.160        10,919
                            2003         $ 9.160      $11.018        25,355
                            2004         $11.018      $11.977       259,206
                            2005         $11.977      $12.101       259,708
                            2006         $12.101      $13.196       233,583
                            2007         $13.196      $13.431       235,713
                            2008         $13.431      $ 9.782       188,612
                            2009         $ 9.782      $14.714       148,987
                            2010         $14.714      $16.614       117,044
                            2011         $16.614      $17.195        82,293
FEDERATED MANAGED VOLATILITY FUND II
FORMERLY, FEDERATED CAPITAL INCOME FUND II
                            2002         $ 7.767      $ 5.813        38,618
                            2003         $ 5.813      $ 6.903       155,386
                            2004         $ 6.903      $ 7.468        42,894
                            2005         $ 7.468      $ 7.812        38,514
                            2006         $ 7.812      $ 8.891        45,873
                            2007         $ 8.891      $ 9.102        32,263
                            2008         $ 9.102      $ 7.132        27,119
                            2009         $ 7.132      $ 9.003        49,624
                            2010         $ 9.003      $ 9.931        43,354
                            2011         $ 9.931      $10.241        12,931
FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                            2002         $ 9.060      $ 8.135         5,169
                            2003         $ 8.135      $ 9.445        20,603
                            2004         $ 9.445      $ 9.804        36,345
                            2005         $ 9.804      $10.039        33,456
                            2006         $10.039      $10.603        52,664
                            2007         $10.603      $12.051        48,973
                            2008         $12.051      $ 8.454        46,643
                            2009         $ 8.454      $10.742        43,897
                            2010         $10.742      $12.079        35,422
                            2011         $12.079      $11.584        29,017
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                            2002         $ 8.110      $ 7.231        66,509
                            2003         $ 7.231      $ 9.142       274,786
                            2004         $ 9.142      $10.389       398,909
                            2005         $10.389      $11.957       425,874
                            2006         $11.957      $13.146       474,681
                            2007         $13.146      $15.213       430,419
                            2008         $15.213      $ 8.606       414,732
                            2009         $ 8.606      $11.494       379,399
                            2010         $11.494      $13.259       311,833
                            2011         $13.259      $12.719       240,666

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                            2002         $10.340      $ 8.447        36,544
                            2003         $ 8.447      $10.835       172,352
                            2004         $10.835      $11.893       238,847
                            2005         $11.893      $12.391       253,792
                            2006         $12.391      $14.657       246,403
                            2007         $14.657      $14.644       222,048
                            2008         $14.644      $ 8.264       190,942
                            2009         $ 8.264      $10.590       178,288
                            2010         $10.590      $12.001       149,963
                            2011         $12.001      $11.925       106,276
FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                            2002         $ 6.810      $ 4.683        30,328
                            2003         $ 4.683      $ 6.123       216,283
                            2004         $ 6.123      $ 6.229       394,806
                            2005         $ 6.229      $ 6.486       383,199
                            2006         $ 6.486      $ 6.820       369,984
                            2007         $ 6.820      $ 8.521       337,799
                            2008         $ 8.521      $ 4.430       297,919
                            2009         $ 4.430      $ 5.593       279,793
                            2010         $ 5.593      $ 6.835       228,048
                            2011         $ 6.835      $ 6.741       186,742
FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                            2002         $ 7.830      $ 5.990       150,953
                            2003         $ 5.990      $ 7.569       512,093
                            2004         $ 7.569      $ 8.240       653,279
                            2005         $ 8.240      $ 8.500       659,853
                            2006         $ 8.500      $ 9.682       612,005
                            2007         $ 9.682      $10.045       544,236
                            2008         $10.045      $ 6.228       465,525
                            2009         $ 6.228      $ 7.760       415,634
                            2010         $ 7.760      $ 8.784       360,517
                            2011         $ 8.784      $ 8.821       301,654
FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                            2002         $10.500      $10.509       105,324
                            2003         $10.509      $10.446        98,684
                            2004         $10.446      $10.404       158,446
                            2005         $10.404      $10.550       218,673
                            2006         $10.550      $10.890       158,356
                            2007         $10.890      $11.276       155,296
                            2008         $11.276      $11.433       228,715
                            2009         $11.433      $11.332       236,117
                            2010         $11.332      $11.179       256,547
                            2011         $11.179      $11.015       155,711

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                            2002         $ 6.560      $ 5.144        12,874
                            2003         $ 5.144      $ 7.258        61,033
                            2004         $ 7.258      $ 8.117       113,024
                            2005         $ 8.117      $ 9.510       115,093
                            2006         $ 9.510      $11.052       129,714
                            2007         $11.052      $12.759       115,540
                            2008         $12.759      $ 7.056       115,660
                            2009         $ 7.056      $ 8.786       110,033
                            2010         $ 8.786      $ 9.780        92,501
                            2011         $ 9.780      $ 7.973        72,172
INVESCO V.I. BASIC VALUE FUND - SERIES I
                            2004         $10.000      $10.795       124,889
                            2005         $10.795      $11.234       118,972
                            2006         $11.234      $12.516       124,236
                            2007         $12.516      $12.507       120,474
                            2008         $12.507      $ 5.936       114,387
                            2009         $ 5.936      $ 8.646       102,920
                            2010         $ 8.646      $ 9.135        80,828
                            2011         $ 9.135      $ 8.716        63,622
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                            2002         $10.000      $ 8.144        13,613
                            2003         $ 8.144      $10.233        53,409
                            2004         $10.233      $11.492        82,521
                            2005         $11.492      $12.409        90,167
                            2006         $12.409      $14.164        86,960
                            2007         $14.164      $14.290        82,492
                            2008         $14.290      $ 9.533        73,222
                            2009         $ 9.533      $11.643        71,664
                            2010         $11.643      $12.856        48,791
                            2011         $12.856      $12.366        36,728
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                            2004         $10.000      $11.129        13,497
                            2005         $11.129      $12.170        16,777
                            2006         $12.170      $12.567        11,147
                            2007         $12.567      $14.544         6,188
                            2008         $14.544      $ 7.609         5,596
                            2009         $ 7.609      $11.710         5,916
                            2010         $11.710      $14.667         4,237
                            2011         $14.667      $13.084         3,981

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                             2004        $10.000      $11.306       131,386
                            2005         $11.306      $12.497       138,050
                            2006         $12.497      $14.845       139,367
                            2007         $14.845      $15.754       135,601
                            2008         $15.754      $ 9.102       110,645
                            2009         $ 9.102      $12.470       105,852
                            2010         $12.470      $15.001        83,067
                            2011         $15.001      $14.900        57,443
JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $ 3.970      $ 2.814        57,997
                            2003         $ 2.814      $ 3.741        97,942
                            2004         $ 3.741      $ 4.445        94,730
                            2005         $ 4.445      $ 4.914        93,955
                            2006         $ 4.914      $ 5.494        97,595
                            2007         $ 5.494      $ 6.598       112,423
                            2008         $ 6.598      $ 3.654       102,787
                            2009         $ 3.654      $ 5.208        99,834
                            2010         $ 5.208      $ 6.450        98,673
                            2011         $ 6.450      $ 6.258        66,555
JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                            2002         $ 6.170      $ 4.463       119,868
                            2003         $ 4.463      $ 5.786       194,572
                            2004         $ 5.786      $ 5.952       194,209
                            2005         $ 5.952      $ 6.109       191,074
                            2006         $ 6.109      $ 6.696       175,455
                            2007         $ 6.696      $ 7.584       173,263
                            2008         $ 7.584      $ 4.499       140,153
                            2009         $ 4.499      $ 6.037       101,338
                            2010         $ 6.037      $ 6.804        77,443
                            2011         $ 6.804      $ 6.341        62,754
JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                            2008         $10.000      $ 7.322        30,972
                            2009         $ 7.322      $12.903        30,415
                            2010         $12.903      $15.875        27,765
                            2011         $15.875      $10.571        17,822
JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $ 9.030      $ 8.314       127,383
                            2003         $ 8.314      $ 9.332       213,742
                            2004         $ 9.332      $ 9.967       241,921
                            2005         $ 9.967      $10.589       204,713
                            2006         $10.589      $11.539       182,130
                            2007         $11.539      $12.551       179,897
                            2008         $12.551      $10.395       160,873
                            2009         $10.395      $12.878       147,689
                            2010         $12.878      $13.737       109,159
                            2011         $13.737      $13.741        98,486

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $11.040      $12.003        26,738
                            2003         $12.003      $12.567        63,249
                            2004         $12.567      $12.858        94,082
                            2005         $12.858      $12.909        92,717
                            2006         $12.909      $13.240        88,134
                            2007         $13.240      $13.946        93,530
                            2008         $13.946      $14.551        68,741
                            2009         $14.551      $16.213        67,504
                            2010         $16.213      $17.228        57,502
                            2011         $17.228      $18.098        43,706
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                            2002         $10.000      $ 7.744         7,447
                            2003         $ 7.744      $10.166        18,672
                            2004         $10.166      $11.828        32,276
                            2005         $11.828      $12.366        38,610
                            2006         $12.366      $14.368        34,893
                            2007         $14.368      $16.720        29,328
                            2008         $16.720      $15.724             0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $ 6.260      $ 4.586        70,099
                            2003         $ 4.586      $ 5.597       135,661
                            2004         $ 5.597      $ 5.771       164,971
                            2005         $ 5.771      $ 6.013       157,545
                            2006         $ 6.013      $ 6.995       163,784
                            2007         $ 6.995      $ 7.546       137,998
                            2008         $ 7.546      $ 4.109       120,113
                            2009         $ 4.109      $ 5.569       110,974
                            2010         $ 5.569      $ 6.348        93,531
                            2011         $ 6.348      $ 5.389        81,102
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES
                            2004         $10.000      $10.928        59,957
                            2005         $10.928      $11.457        55,257
                            2006         $11.457      $13.335        53,222
                            2007         $13.335      $13.634        46,324
                            2008         $13.634      $ 8.637        40,845
                            2009         $ 8.637      $10.583        40,525
                            2010         $10.583      $11.401        36,003
                            2011         $11.401      $11.776        21,127

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
LSA BALANCED
                            2002         $10.000      $ 8.657         3,951
                            2003         $ 8.657      $11.010        16,465
                            2004         $11.010      $11.130             0
MFS(R) GROWTH SERIES - INITIAL CLASS
                            2002         $ 5.340      $ 3.482        31,291
                            2003         $ 3.482      $ 4.463        74,519
                            2004         $ 4.463      $ 4.962        85,052
                            2005         $ 4.962      $ 5.332        89,088
                            2006         $ 5.332      $ 5.662        82,995
                            2007         $ 5.662      $ 6.751        73,949
                            2008         $ 6.751      $ 4.158        66,539
                            2009         $ 4.158      $ 5.633        56,633
                            2010         $ 5.633      $ 6.394        32,914
                            2011         $ 6.394      $ 6.272        18,689
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                            2002         $ 8.150      $ 6.339        18,699
                            2003         $ 6.339      $ 7.620        55,726
                            2004         $ 7.620      $ 8.351        65,590
                            2005         $ 8.351      $ 8.820        64,222
                            2006         $ 8.820      $ 9.808        59,772
                            2007         $ 9.808      $10.647        58,510
                            2008         $10.647      $ 7.011        46,566
                            2009         $ 7.011      $ 8.756        44,374
                            2010         $ 8.756      $ 9.574        35,578
                            2011         $ 9.574      $ 9.216        23,946
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                            2002         $ 8.390      $ 5.643        43,891
                            2003         $ 5.643      $ 7.426       147,866
                            2004         $ 7.426      $ 7.785       192,944
                            2005         $ 7.785      $ 8.063       181,798
                            2006         $ 8.063      $ 8.984       156,029
                            2007         $ 8.984      $ 9.064       141,673
                            2008         $ 9.064      $ 5.411       112,631
                            2009         $ 5.411      $ 8.690        91,863
                            2010         $ 8.690      $11.660        83,104
                            2011         $11.660      $10.297        57,206
MFS(R) RESEARCH SERIES - INITIAL CLASS
                            2002         $ 6.880      $ 5.110        15,136
                            2003         $ 5.110      $ 6.271        19,420
                            2004         $ 6.271      $ 7.149        25,693
                            2005         $ 7.149      $ 7.585        25,394
                            2006         $ 7.585      $ 8.247        23,327
                            2007         $ 8.247      $ 9.187        22,353
                            2008         $ 9.187      $ 5.778        17,765
                            2009         $ 5.778      $ 7.424        15,366
                            2010         $ 7.424      $ 8.467        14,626
                            2011         $ 8.467      $ 8.296        13,981

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                            2002         $11.060      $10.324        54,314
                            2003         $10.324      $11.819       131,451
                            2004         $11.819      $12.948       165,044
                            2005         $12.948      $13.102       172,152
                            2006         $13.102      $14.429       161,904
                            2007         $14.429      $14.797       149,873
                            2008         $14.797      $11.339       116,466
                            2009         $11.339      $13.171        98,547
                            2010         $13.171      $14.249        77,741
                            2011         $14.249      $14.272        69,259
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                            2002         $10.000      $ 7.829         5,536
                            2003         $ 7.829      $11.113        61,048
                            2004         $11.113      $13.035       121,027
                            2005         $13.035      $14.075       122,591
                            2006         $14.075      $15.882       122,184
                            2007         $15.882      $15.411       120,551
                            2008         $15.411      $ 9.402       111,211
                            2009         $ 9.402      $12.666       105,154
                            2010         $12.666      $15.339        92,217
                            2011         $15.339      $14.736        72,681
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.540           432
                            2003         $10.540      $10.607        23,673
                            2004         $10.607      $11.019        41,099
                            2005         $11.019      $11.403        50,261
                            2006         $11.403      $11.468        50,205
                            2007         $11.468      $11.695        52,838
                            2008         $11.695      $11.235        47,103
                            2009         $11.235      $12.785        45,791
                            2010         $12.785      $13.652        48,881
                            2011         $13.652      $14.345        36,219
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.532        47,297
                            2003         $10.532      $10.887       186,545
                            2004         $10.887      $11.238       258,505
                            2005         $11.238      $11.330       280,196
                            2006         $11.330      $11.580       240,487
                            2007         $11.580      $12.395       226,182
                            2008         $12.395      $12.786       225,199
                            2009         $12.786      $14.353       215,499
                            2010         $14.353      $15.272       179,210
                            2011         $15.272      $15.573       139,996

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                             2002        $10.000      $ 7.183         9,769
                             2003        $ 7.183      $10.084        63,063
                             2004        $10.084      $11.699        99,363
                             2005        $11.699      $11.520       112,667
                             2006        $11.520      $14.069       103,224
                             2007        $14.069      $13.924        87,715
                             2008        $13.924      $ 7.997        79,340
                             2009        $ 7.997      $ 9.096        67,504
                             2010        $ 9.096      $10.543             0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                             2004        $10.000      $10.787        30,117
                             2005        $10.787      $10.907        28,474
                             2006        $10.907      $11.893        25,749
                             2007        $11.893      $11.184        23,485
                             2008        $11.184      $ 7.575        22,326
                             2009        $ 7.575      $ 7.303             0
 PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                             2002        $10.000      $ 8.179         7,378
                             2003        $ 8.179      $11.096        23,617
                             2004        $11.096      $13.211        30,902
                             2005        $13.211      $14.835        41,702
                             2006        $14.835      $18.575        46,209
                             2007        $18.575      $19.560        43,136
                             2008        $19.560      $10.390        36,339
                             2009        $10.390      $12.903        34,403
                             2010        $12.903      $13.603        19,618
                             2011        $13.603      $11.543        17,642
 RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                             2002        $ 8.980      $ 6.905         5,973
                             2003        $ 6.905      $ 8.049        18,855
                             2004        $ 8.049      $ 8.456        37,606
                             2005        $ 8.456      $ 8.247        40,719
                             2006        $ 8.247      $ 8.995        34,863
                             2007        $ 8.995      $10.204        33,316
                             2008        $10.204      $ 5.957        31,594
                             2009        $ 5.957      $ 6.057             0
 RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                             2002        $11.390      $ 9.309        11,216
                             2003        $ 9.309      $11.279        22,970
                             2004        $11.279      $12.798        31,724
                             2005        $12.798      $13.068        34,371
                             2006        $13.068      $15.750        36,209
                             2007        $15.750      $16.049        30,440
                             2008        $16.049      $10.616        29,432
                             2009        $10.616      $10.034             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 STRONG MID CAP GROWTH II - INVESTOR CLASS
                             2002        $ 5.490      $ 3.375        31,866
                             2003        $ 3.375      $ 4.458        70,951
                             2004        $ 4.458      $ 5.227        89,140
 STRONG OPPORTUNITY II - INVESTOR CLASS
                             2002        $ 9.630      $ 6.934        52,462
                             2003        $ 6.934      $ 9.349       123,176
                             2004        $ 9.349      $10.877       304,108
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                             2002        $11.510      $ 9.844        33,112
                             2003        $ 9.844      $12.158       122,082
                             2004        $12.158      $13.750       188,012
                             2005        $13.750      $14.063       204,939
                             2006        $14.063      $16.466       205,303
                             2007        $16.466      $16.732       188,166
                             2008        $16.732      $10.520       166,494
                             2009        $10.520      $13.004       151,442
                             2010        $13.004      $14.720       113,338
                             2011        $14.720      $14.383        90,462
 T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                             2002        $ 6.550      $ 5.265        23,914
                             2003        $ 5.265      $ 6.764        69,162
                             2004        $ 6.764      $ 7.573       100,922
                             2005        $ 7.573      $ 8.648       104,044
                             2006        $ 8.648      $10.136       103,540
                             2007        $10.136      $11.275       103,454
                             2008        $11.275      $ 5.692        93,739
                             2009        $ 5.692      $ 8.536        91,365
                             2010        $ 8.536      $ 9.615        77,825
                             2011        $ 9.615      $ 8.248        61,520
 T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                             2002        $ 9.820      $ 7.607        63,417
                             2003        $ 7.607      $10.360       180,208
                             2004        $10.360      $12.066       230,191
                             2005        $12.066      $13.625       219,361
                             2006        $13.625      $14.299       173,748
                             2007        $14.299      $16.536       155,934
                             2008        $16.536      $ 9.803       128,599
                             2009        $ 9.803      $14.051       111,747
                             2010        $14.051      $17.717        86,867
                             2011        $17.717      $17.214        67,005

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                             2002        $ 7.820      $ 5.517         6,173
                             2003        $ 5.517      $ 7.335        33,483
                             2004        $ 7.335      $ 8.004        45,690
                             2005        $ 8.004      $ 8.230        43,823
                             2006        $ 8.230      $ 8.694        54,252
                             2007        $ 8.694      $ 9.734        42,214
                             2008        $ 9.734      $ 5.916        38,467
                             2009        $ 5.916      $ 8.719        36,945
                             2010        $ 8.719      $10.267        34,340
                             2011        $10.267      $ 9.996        29,607
 WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                             2005        $10.000      $11.452        43,558
                             2006        $11.452      $12.921        43,284
                             2007        $12.921      $15.553        51,988
                             2008        $15.553      $ 8.516        41,207
                             2009        $ 8.516      $11.759        37,262
                             2010        $11.759      $15.686        30,914
                             2011        $15.686      $15.503        22,284
 WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                             2005        $10.000      $11.012       313,016
                             2006        $11.012      $12.162       146,162
                             2007        $12.162      $12.761       114,322
                             2008        $12.761      $ 7.523        92,841
                             2009        $ 7.523      $10.938        76,236
                             2010        $10.938      $13.321        57,765
                             2011        $13.321      $12.387        44,471


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

                    LBL CONSULTANT I VARIABLE ANNUITY - SAI


   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

           BASIC POLICY PLUS DEATH BENEFIT AND INCOME BENEFIT RIDER

                          MORTALITY & EXPENSE = 1.55


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS I-2
                             2002        $13.700      $ 8.903       182,057
                             2003        $ 8.903      $11.799       159,353
                             2004        $11.799      $12.556       128,384
                             2005        $12.556      $14.136        95,282
                             2006        $14.136      $16.584        92,279
                             2007        $16.584      $21.781        89,223
                             2008        $21.781      $11.754        58,388
                             2009        $11.754      $17.470        49,662
                             2010        $17.470      $19.595        45,536
                             2011        $19.595      $19.216        41,818
 ALGER GROWTH & INCOME PORTFOLIO - CLASS I-2
                             2002        $13.160      $ 8.921       112,137
                             2003        $ 8.921      $11.393       102,372
                             2004        $11.393      $12.086        91,984
                             2005        $12.086      $12.297        84,575
                             2006        $12.297      $13.223        67,698
                             2007        $13.223      $14.323        47,930
                             2008        $14.323      $ 8.528        44,599
                             2009        $ 8.528      $11.087        38,293
                             2010        $11.087      $12.244        30,125
                             2011        $12.244      $12.828        22,942
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS I-2
                             2002        $11.390      $ 7.507       193,199
                             2003        $ 7.507      $ 9.981       179,142
                             2004        $ 9.981      $10.357       166,189
                             2005        $10.357      $11.414       175,850
                             2006        $11.414      $11.806       111,556
                             2007        $11.806      $13.928        95,131
                             2008        $13.928      $ 7.377        80,624
                             2009        $ 7.377      $10.708        56,039
                             2010        $10.708      $11.942        43,812
                             2011        $11.942      $11.707        38,527

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 ALGER MID CAP GROWTH PORTFOLIO - CLASS I-2
                             2002        $14.830      $10.276        87,644
                             2003        $10.276      $14.939       100,187
                             2004        $14.939      $16.611        81,249
                             2005        $16.611      $17.945        91,770
                             2006        $17.945      $19.442        66,003
                             2007        $19.442      $25.158        66,280
                             2008        $25.158      $10.305        48,591
                             2009        $10.305      $15.377        42,550
                             2010        $15.377      $18.057        29,090
                             2011        $18.057      $16.292        26,676
 ALGER SMALLCAP GROWTH PORTFOLIO - CLASS I-2
                             2002        $ 7.910      $ 5.740       172,614
                             2003        $ 5.740      $ 8.037       210,051
                             2004        $ 8.037      $ 9.216       189,896
                             2005        $ 9.216      $10.596       170,444
                             2006        $10.596      $12.509       145,446
                             2007        $12.509      $14.425       126,505
                             2008        $14.425      $ 7.576       107,979
                             2009        $ 7.576      $10.844        96,926
                             2010        $10.844      $13.364        79,523
                             2011        $13.364      $12.728        63,610
 DWS VSI: BOND VIP - CLASS A
                             2002        $11.210      $11.872        64,864
                             2003        $11.872      $12.269        53,968
                             2004        $12.269      $12.717        44,974
                             2005        $12.717      $12.835        37,816
                             2006        $12.835      $13.221        33,092
                             2007        $13.221      $13.547        21,984
                             2008        $13.547      $11.090        19,116
                             2009        $11.090      $12.007        21,632
                             2010        $12.007      $12.613        18,608
                             2011        $12.613      $13.112        18,135
 DWS VSI: GLOBAL SMALL CAP GROWTH - CLASS A
 FORMERLY, DWS VSI: GLOBAL OPPORTUNITIES VIP - CLASS A
                             2002        $12.130      $ 9.555        50,741
                             2003        $ 9.555      $14.013        47,678
                             2004        $14.013      $17.001        40,986
                             2005        $17.001      $19.766        65,435
                             2006        $19.766      $23.736        66,487
                             2007        $23.736      $25.524        45,371
                             2008        $25.524      $12.561        33,097
                             2009        $12.561      $18.312        31,472
                             2010        $18.312      $22.811        23,877
                             2011        $22.811      $20.217        21,454

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 DWS VSI: GROWTH & INCOME VIP - CLASS A
                             2002        $ 9.210      $ 6.964        31,220
                             2003        $ 6.964      $ 8.682        30,098
                             2004        $ 8.682      $ 9.408        25,929
                             2005        $ 9.408      $ 9.816        20,792
                             2006        $ 9.816      $10.971        18,025
                             2007        $10.971      $10.937        15,181
                             2008        $10.937      $ 6.636        15,929
                             2009        $ 6.636      $ 8.757         9,765
                             2010        $ 8.757      $ 9.854         5,852
                             2011        $ 9.854      $ 9.679         5,640
 DWS VSI: INTERNATIONAL VIP - CLASS A
                             2002        $ 8.250      $ 6.626        44,246
                             2003        $ 6.626      $ 8.326        38,821
                             2004        $ 8.326      $ 9.544        31,120
                             2005        $ 9.544      $10.906        38,956
                             2006        $10.906      $13.507        50,762
                             2007        $13.507      $15.223        38,115
                             2008        $15.223      $ 7.754        44,613
                             2009        $ 7.754      $10.184        26,122
                             2010        $10.184      $10.180        27,468
                             2011        $10.180      $ 8.344        24,263
 DWS VSII: BALANCED VIP - CLASS A
                             2005        $10.000      $10.573        29,295
                             2006        $10.573      $11.466        25,775
                             2007        $11.466      $11.823        18,267
                             2008        $11.823      $ 8.451        12,234
                             2009        $ 8.451      $10.260         9,175
                             2010        $10.260      $11.226         5,156
                             2011        $11.226      $10.885         4,131
 FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
                             2002        $11.520      $12.354       195,047
                             2003        $12.354      $12.439       155,786
                             2004        $12.439      $12.678        44,922
                             2005        $12.678      $12.724        47,296
                             2006        $12.724      $13.034        54,868
                             2007        $13.034      $13.625        53,132
                             2008        $13.625      $13.976        50,942
                             2009        $13.976      $14.463        44,521
                             2010        $14.463      $14.962        32,071
                             2011        $14.962      $15.568        31,293

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 FEDERATED HIGH INCOME BOND FUND II
                             2002        $ 8.830      $ 6.323        19,397
                             2003        $ 8.804      $10.584        70,193
                             2004        $10.584      $11.500        71,574
                             2005        $11.500      $11.612        53,558
                             2006        $11.612      $12.657        51,464
                             2007        $12.657      $12.876        41,313
                             2008        $12.876      $ 9.373        34,847
                             2009        $ 9.373      $14.092        30,350
                             2010        $14.092      $15.903        23,939
                             2011        $15.903      $16.452        23,110
 FEDERATED MANAGED VOLATILITY FUND II
 FORMERLY, FEDERATED CAPITAL INCOME FUND II
                             2002        $ 8.450      $ 8.804        65,223
                             2003        $ 6.323      $ 7.505        19,781
                             2004        $ 7.505      $ 8.115        16,754
                             2005        $ 8.115      $ 8.484        15,116
                             2006        $ 8.484      $ 9.651        14,559
                             2007        $ 9.651      $ 9.876        27,091
                             2008        $ 9.876      $ 7.734        44,755
                             2009        $ 7.734      $ 9.759        39,743
                             2010        $ 9.759      $10.759        18,356
                             2011        $10.759      $11.089        16,339
 FIDELITY VIP ASSET MANAGER? PORTFOLIO - INITIAL CLASS
                             2002        $10.510      $ 9.435        33,512
                             2003        $ 9.435      $10.948        34,062
                             2004        $10.948      $11.358        36,895
                             2005        $11.358      $11.625        34,878
                             2006        $11.625      $12.272        27,020
                             2007        $12.272      $13.941        18,892
                             2008        $13.941      $ 9.775        16,518
                             2009        $ 9.775      $12.414        12,355
                             2010        $12.414      $13.953        14,863
                             2011        $13.953      $13.374        10,679
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
                             2002        $11.090      $ 9.885       194,863
                             2003        $ 9.885      $12.491       191,129
                             2004        $12.491      $14.188       218,223
                             2005        $14.188      $16.321       228,406
                             2006        $16.321      $17.935       216,216
                             2007        $17.935      $20.744       178,076
                             2008        $20.744      $11.729       162,169
                             2009        $11.729      $15.657       148,720
                             2010        $15.657      $18.053       116,586
                             2011        $18.053      $17.309        89,341

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
                             2002        $11.280      $ 9.212       241,080
                             2003        $ 9.212      $11.810       181,350
                             2004        $11.810      $12.957       162,289
                             2005        $12.957      $13.493       142,923
                             2006        $13.493      $15.953       149,069
                             2007        $15.953      $15.930       154,507
                             2008        $15.930      $ 8.986       151,363
                             2009        $ 8.986      $11.508       116,340
                             2010        $11.508      $13.035        85,921
                             2011        $13.035      $12.947        69,329
 FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
                             2002        $11.130      $ 7.651       270,500
                             2003        $ 7.651      $ 9.998       180,441
                             2004        $ 9.998      $10.167       151,515
                             2005        $10.167      $10.581       143,650
                             2006        $10.581      $11.121       119,157
                             2007        $11.121      $13.887       120,377
                             2008        $13.887      $ 7.217       106,538
                             2009        $ 7.217      $ 9.107        80,794
                             2010        $ 9.107      $11.123        61,501
                             2011        $11.123      $10.964        55,314
 FIDELITY VIP INDEX 500 PORTFOLIO - INITIAL CLASS
                             2002        $10.370      $ 7.932       452,186
                             2003        $ 7.932      $10.019       372,133
                             2004        $10.019      $10.902       303,187
                             2005        $10.902      $11.241       255,105
                             2006        $11.241      $12.797       191,447
                             2007        $12.797      $13.271       156,996
                             2008        $13.271      $ 8.224       152,421
                             2009        $ 8.224      $10.242       122,488
                             2010        $10.242      $11.588        99,355
                             2011        $11.588      $11.631        77,013
 FIDELITY VIP MONEY MARKET PORTFOLIO - INITIAL CLASS
                             2002        $11.230      $11.237       249,876
                             2003        $11.237      $11.164       204,452
                             2004        $11.164      $11.114       181,129
                             2005        $11.114      $11.264       121,417
                             2006        $11.264      $11.622       118,163
                             2007        $11.622      $12.027        83,155
                             2008        $12.027      $12.188       132,466
                             2009        $12.188      $12.075       144,552
                             2010        $12.075      $11.906        88,035
                             2011        $11.906      $11.725        69,534

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
                             2002        $ 9.070      $ 7.114        29,690
                             2003        $ 7.114      $10.033        41,305
                             2004        $10.033      $11.215        44,382
                             2005        $11.215      $13.133        68,124
                             2006        $13.133      $15.254        72,261
                             2007        $15.254      $17.600        70,044
                             2008        $17.600      $ 9.728        64,824
                             2009        $ 9.728      $12.108        56,801
                             2010        $12.108      $13.472        43,392
                             2011        $13.472      $10.977        35,301
 INVESCO V.I. BASIC VALUE FUND - SERIES I
                             2004        $10.000      $10.792        41,127
                             2005        $10.792      $11.225        45,141
                             2006        $11.225      $12.500        44,742
                             2007        $12.500      $12.484        19,691
                             2008        $12.484      $ 5.923         6,872
                             2009        $ 5.923      $ 8.622         6,090
                             2010        $ 8.622      $ 9.105         6,080
                             2011        $ 9.105      $ 8.683         5,864
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2003        $ 8.141      $10.224        12,949
                             2004        $10.224      $11.477        17,744
                             2005        $11.477      $12.387        57,205
                             2006        $12.387      $14.131        44,045
                             2007        $14.131      $14.249        21,733
                             2008        $14.249      $ 9.501        17,025
                             2009        $ 9.501      $11.599        13,009
                             2010        $11.599      $12.800        10,473
                             2011        $12.800      $12.306         9,923
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $10.000      $11.125         8,293
                             2005        $11.125      $12.161         4,486
                             2006        $12.161      $12.552         5,838
                             2007        $12.552      $14.518         4,437
                             2008        $14.518      $ 7.592         4,331
                             2009        $ 7.592      $11.678         4,954
                             2010        $11.678      $14.619         8,000
                             2011        $14.619      $13.034         6,823

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND - SERIES I
                            2004         $10.000      $11.302        28,827
                            2005         $11.302      $12.486        64,891
                            2006         $12.486      $14.824        57,894
                            2007         $14.824      $15.724        42,479
                            2008         $15.724      $ 9.081        35,933
                            2009         $ 9.081      $12.434        29,046
                            2010         $12.434      $14.951        25,447
                            2011         $14.951      $14.842        21,426
 JANUS ASPEN ENTERPRISE PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $10.850      $ 7.691       301,246
                            2003         $ 7.691      $10.220       254,798
                            2004         $10.220      $12.139       227,769
                            2005         $12.139      $13.410       211,365
                            2006         $13.410      $14.987       188,828
                            2007         $14.987      $17.989       162,720
                            2008         $17.989      $ 9.958       150,992
                            2009         $ 9.958      $14.186       120,982
                            2010         $14.186      $17.561        93,725
                            2011         $17.561      $17.028        77,165
 JANUS ASPEN JANUS PORTFOLIO - INTERNATIONAL SHARES
                            2002         $10.430      $ 7.541       459,298
                            2003         $ 7.541      $ 9.772       349,028
                            2004         $ 9.772      $10.046       274,531
                            2005         $10.046      $10.306       233,900
                            2006         $10.306      $11.291       225,097
                            2007         $11.291      $12.781       198,425
                            2008         $12.781      $ 7.578       183,863
                            2009         $ 7.578      $10.164       146,392
                            2010         $10.164      $11.449        96,870
                            2011         $11.449      $10.665        84,075
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                            2008         $10.000      $ 7.297        11,179
                            2009         $ 7.297      $12.854         9,753
                            2010         $12.854      $15.807         4,668
                            2011         $15.807      $10.520        19,674
 JANUS ASPEN SERIES BALANCED PORTFOLIO - INSTITUTIONAL SHARES
                            2002         $13.110      $12.067       171,783
                            2003         $12.067      $13.538       148,368
                            2004         $13.538      $14.452       126,529
                            2005         $14.452      $15.346       119,871
                            2006         $15.346      $16.714        97,813
                            2007         $16.714      $18.171        70,729
                            2008         $18.171      $15.042        65,192
                            2009         $15.042      $18.626        61,456
                            2010         $18.626      $19.858        45,878
                            2011         $19.858      $19.854        48,334

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL SHARES
                             2002        $11.330      $12.313        70,265
                             2003        $12.313      $12.886        52,369
                             2004        $12.886      $13.178        50,191
                             2005        $13.178      $13.223        37,935
                             2006        $13.223      $13.555        21,678
                             2007        $13.555      $14.271        16,363
                             2008        $14.271      $14.883         8,618
                             2009        $14.883      $16.574        10,619
                             2010        $16.574      $17.603        19,116
                             2011        $17.603      $18.484        20,580
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                             2002        $10.000      $ 7.742         5,719
                             2003        $ 7.742      $10.157         3,201
                             2004        $10.157      $11.812        19,692
                             2005        $11.812      $12.344        38,191
                             2006        $12.344      $14.335        32,393
                             2007        $14.335      $16.673        24,098
                             2008        $16.673      $15.677             0
JANUS ASPEN WORLDWIDE PORTFOLIO - INSTITUTIONAL SHARES
                             2002        $10.920      $ 8.002       478,457
                             2003        $ 8.002      $ 9.759       373,428
                             2004        $ 9.759      $10.058       288,675
                             2005        $10.058      $10.474       214,883
                             2006        $10.474      $12.179       191,886
                             2007        $12.179      $13.132       161,995
                             2008        $13.132      $ 7.148       144,806
                             2009        $ 7.148      $ 9.681       150,206
                             2010        $ 9.681      $11.031        93,018
                             2011        $11.031      $ 9.360        76,112
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE
PORTFOLIO - CLASS I SHARES
                             2004        $10.000      $10.924        10,304
                             2005        $10.924      $11.448         7,070
                             2006        $11.448      $13.317         7,115
                             2007        $13.317      $13.609         7,536
                             2008        $13.609      $ 8.618         7,278
                             2009        $ 8.618      $10.554         8,361
                             2010        $10.554      $11.363         8,281
                             2011        $11.363      $11.731         9,760
LSA BALANCED
                             2002        $10.000      $ 8.538             0
                             2003        $ 8.654      $11.001         3,035
                             2004        $11.001      $11.118             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) GROWTH SERIES - INITIAL CLASS
                            2002         $10.550      $ 6.873       176,564
                            2003         $ 6.873      $ 8.804       198,037
                            2004         $ 8.804      $ 9.782       182,144
                            2005         $ 9.782      $10.507       162,625
                            2006         $10.507      $11.151       142,406
                            2007         $11.151      $13.290       124,607
                            2008         $13.290      $ 8.181       128,035
                            2009         $ 8.181      $11.079        99,583
                            2010         $11.079      $12.569        82,911
                            2011         $12.569      $12.323        71,128
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS
                            2002         $ 9.530      $ 7.405        81,205
                            2003         $ 7.405      $ 8.898        70,704
                            2004         $ 8.898      $ 9.746        56,446
                            2005         $ 9.746      $10.288        44,683
                            2006         $10.288      $11.435        32,985
                            2007         $11.435      $12.406        23,985
                            2008         $12.406      $ 8.166        38,545
                            2009         $ 8.166      $10.193        41,939
                            2010         $10.193      $11.139        13,453
                            2011         $11.139      $10.718        11,665
MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS
                            2002         $17.410      $11.711        52,099
                            2003         $11.711      $15.403        54,179
                            2004         $15.403      $16.139        50,201
                            2005         $16.139      $16.708        37,200
                            2006         $16.708      $18.608        30,089
                            2007         $18.608      $18.762        23,453
                            2008         $18.762      $11.196        19,314
                            2009         $11.196      $17.972        21,982
                            2010         $17.972      $24.102        19,201
                            2011         $24.102      $21.274        18,096
MFS(R) RESEARCH SERIES - INITIAL CLASS
                            2002         $ 9.780      $ 7.261        83,352
                            2003         $ 7.261      $ 8.907        67,615
                            2004         $ 8.907      $10.150        66,633
                            2005         $10.150      $10.763        52,736
                            2006         $10.763      $11.696        51,083
                            2007         $11.696      $13.023        40,872
                            2008         $13.023      $ 8.187        34,029
                            2009         $ 8.187      $10.513        29,754
                            2010         $10.513      $11.985        23,503
                            2011         $11.985      $11.736        23,191

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MFS(R) TOTAL RETURN SERIES - INITIAL CLASS
                            2002         $12.090      $11.274        60,672
                            2003         $11.274      $12.900        75,780
                            2004         $12.900      $14.125       106,104
                            2005         $14.125      $14.287       100,419
                            2006         $14.287      $15.725        85,293
                            2007         $15.725      $16.118        75,459
                            2008         $16.118      $12.345        57,445
                            2009         $12.345      $14.333        38,749
                            2010         $14.333      $15.498        23,058
                            2011         $15.498      $15.515        19,079
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA - SERVICE SHARES
FORMERLY, OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA - SERVICE SHARES
                            2002         $10.000      $ 7.826        17,945
                            2003         $ 7.826      $11.104        21,627
                            2004         $11.104      $13.017       123,438
                            2005         $13.017      $14.049        86,936
                            2006         $14.049      $15.845        76,214
                            2007         $15.845      $15.368        49,327
                            2008         $15.368      $ 9.371        37,185
                            2009         $ 9.371      $12.618        33,049
                            2010         $12.618      $15.273        31,169
                            2011         $15.273      $14.665        28,480
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.537         1,681
                            2003         $10.537      $10.598        11,601
                            2004         $10.598      $11.004         5,691
                            2005         $11.004      $11.382        10,029
                            2006         $11.382      $11.441         8,686
                            2007         $11.441      $11.662         8,154
                            2008         $11.662      $11.198        14,918
                            2009         $11.198      $12.736        15,179
                            2010         $12.736      $13.593        12,805
                            2011         $13.593      $14.275        13,982
PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                            2002         $10.000      $10.529       121,362
                            2003         $10.529      $10.878       133,199
                            2004         $10.878      $11.223        79,473
                            2005         $11.223      $11.309        38,426
                            2006         $11.309      $11.553        34,681
                            2007         $11.553      $12.360        42,079
                            2008         $12.360      $12.743        57,039
                            2009         $12.743      $14.299        49,223
                            2010         $14.299      $15.206        58,258
                            2011         $15.206      $15.498        57,828

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
 SUB-ACCOUNTS            DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
 ------------            ------------ ------------- ------------ --------------
 PREMIER VIT NACM SMALL CAP PORTFOLIO - CLASS 1
                            2002         $10.000      $ 7.181         6,099
                            2003         $ 7.181      $10.076        17,992
                            2004         $10.076      $11.683        22,600
                            2005         $11.683      $11.499        20,151
                            2006         $11.499      $14.036        42,325
                            2007         $14.036      $13.884        33,613
                            2008         $13.884      $ 7.971        24,104
                            2009         $ 7.971      $ 9.062        25,127
                            2010         $ 9.062      $10.501             0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                            2004         $10.000      $10.783        13,967
                            2005         $10.783      $10.897        14,469
                            2006         $10.897      $11.877        11,774
                            2007         $11.877      $11.163        11,147
                            2008         $11.163      $ 7.557        10,139
                            2009         $ 7.557      $ 7.284             0
 PUTNAM VT INTERNATIONAL VALUE FUND - CLASS IB
                            2002         $10.000      $ 8.176         4,151
                            2003         $ 8.176      $11.087         4,977
                            2004         $11.087      $13.193         8,707
                            2005         $13.193      $14.808        28,083
                            2006         $14.808      $18.532        40,781
                            2007         $18.532      $19.505        48,592
                            2008         $19.505      $10.356        26,933
                            2009         $10.356      $12.854        24,565
                            2010         $12.854      $13.544        20,898
                            2011         $13.544      $11.487        17,890
 RIDGEWORTH LARGE CAP GROWTH STOCK FUND
                            2002         $ 9.487      $ 7.289             0
                            2003         $ 7.289      $ 8.493         3,151
                            2004         $ 8.493      $ 8.918         3,322
                            2005         $ 8.918      $ 8.694         2,890
                            2006         $ 8.694      $ 9.478         3,448
                            2007         $ 9.478      $10.746         2,610
                            2008         $10.746      $ 6.270           907
                            2009         $ 6.270      $ 6.374             0
 RIDGEWORTH LARGE CAP VALUE EQUITY FUND
                            2002         $ 9.100      $ 7.430        50,097
                            2003         $ 7.430      $ 8.999        45,222
                            2004         $ 8.999      $10.205       112,653
                            2005         $10.205      $10.415        51,057
                            2006         $10.415      $12.546        66,319
                            2007         $12.546      $12.779        39,610
                            2008         $12.779      $ 8.448        37,456
                            2009         $ 8.448      $ 7.984             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
STRONG MID CAP GROWTH II - INVESTOR CLASS
                            2002         $12.140      $ 7.458        57,719
                            2003         $ 7.458      $ 9.846        56,608
                            2004         $ 9.846      $11.541        85,988
STRONG OPPORTUNITY II - INVESTOR CLASS
                            2002         $14.390      $10.358        79,126
                            2003         $10.358      $13.959        71,705
                            2004         $13.959      $16.233        69,356
T. ROWE PRICE EQUITY INCOME PORTFOLIO - I
                            2002         $12.190      $10.418       110,443
                            2003         $10.418      $12.861       127,776
                            2004         $12.861      $14.538       184,824
                            2005         $14.538      $14.861       200,541
                            2006         $14.861      $17.392       173,699
                            2007         $17.392      $17.664       126,613
                            2008         $17.664      $11.101       109,360
                            2009         $11.101      $13.714        98,159
                            2010         $13.714      $15.516        76,001
                            2011         $15.516      $15.154        55,938
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - I
                            2002         $ 8.730      $ 7.014        32,251
                            2003         $ 7.014      $ 9.005        25,759
                            2004         $ 9.005      $10.077        37,821
                            2005         $10.077      $11.503        69,893
                            2006         $11.503      $13.475        49,210
                            2007         $13.475      $14.981        45,099
                            2008         $14.981      $ 7.559        35,713
                            2009         $ 7.559      $11.330        31,719
                            2010         $11.330      $12.756        34,010
                            2011         $12.756      $10.937        18,035
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO - I
                            2002         $14.390      $11.148        57,545
                            2003         $11.148      $15.175        81,247
                            2004         $15.175      $17.665        82,382
                            2005         $17.665      $19.938        76,554
                            2006         $19.938      $20.914        59,413
                            2007         $20.914      $24.173        44,406
                            2008         $24.173      $14.324        36,320
                            2009         $14.324      $20.521        28,109
                            2010         $20.521      $25.861        17,132
                            2011         $25.861      $25.115        15,023

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO - I
                            2002         $ 9.490      $ 6.695        93,505
                            2003         $ 6.695      $ 8.897        26,691
                            2004         $ 8.897      $ 9.704        25,316
                            2005         $ 9.704      $ 9.973        33,827
                            2006         $ 9.973      $10.529        24,000
                            2007         $10.529      $11.783        17,147
                            2008         $11.783      $ 7.157        19,068
                            2009         $ 7.157      $10.544        11,187
                            2010         $10.544      $12.410         8,017
                            2011         $12.410      $12.076         8,971
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
                            2005         $10.000      $11.450        34,812
                            2006         $11.450      $12.910        31,311
                            2007         $12.910      $15.532        34,372
                            2008         $15.532      $ 8.501        33,494
                            2009         $ 8.501      $11.731        22,334
                            2010         $11.731      $15.641        19,076
                            2011         $15.641      $15.451        15,766
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2
                            2005         $10.000      $11.010        75,585
                            2006         $11.010      $12.151        66,503
                            2007         $12.151      $12.744        66,117
                            2008         $12.744      $ 7.509        58,329
                            2009         $ 7.509      $10.912        54,895
                            2010         $10.912      $13.283        49,116
                            2011         $13.283      $12.345        45,793


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

                --------------------------------
                    LINCOLN BENEFIT LIFE
                    VARIABLE ANNUITY
                    ACCOUNT
                    Financial Statements as of December 31,
                    2011 and for the years ended December 31,
                    2011 and 2010, and Report of Independent
                    Registered Public Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                                PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                                (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                                SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                               ------------- ----------- ----------- ----------- ----------- ------------
                                                ALGER       ALGER                               ALGER
                               ALGER CAPITAL  GROWTH &    LARGE CAP   ALGER MID  ALGER SMALL   CAPITAL
                               APPRECIATION    INCOME      GROWTH    CAP GROWTH  CAP GROWTH  APPRECIATION
                                (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS S)
                               ------------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments, at fair value....  $11,845,888  $4,957,770  $5,354,223  $10,941,446 $6,305,829   $3,270,158
                                -----------  ----------  ----------  ----------- ----------   ----------
   Total assets...............  $11,845,888  $4,957,770  $5,354,223  $10,941,446 $6,305,829   $3,270,158
                                ===========  ==========  ==========  =========== ==========   ==========
NET ASSETS
Accumulation units............  $11,818,121  $4,896,297  $5,332,043  $10,932,701 $6,257,516   $3,270,158
Contracts in
  payout (annuitization)
  period......................       27,767      61,473      22,180        8,745     48,313           --
                                -----------  ----------  ----------  ----------- ----------   ----------
   Total net assets...........  $11,845,888  $4,957,770  $5,354,223  $10,941,446 $6,305,829   $3,270,158
                                ===========  ==========  ==========  =========== ==========   ==========
FUND SHARE INFORMATION
Number of shares..............      228,025     461,617     124,170      938,374    203,217       64,475
                                ===========  ==========  ==========  =========== ==========   ==========
Cost of investments...........  $ 9,048,038  $4,777,042  $5,027,605  $15,862,950 $4,831,635   $2,800,683
                                ===========  ==========  ==========  =========== ==========   ==========
ACCUMULATION UNIT VALUE
   Lowest.....................  $      8.77  $     7.50  $     7.16  $      9.38 $     7.92   $    14.04
                                ===========  ==========  ==========  =========== ==========   ==========
   Highest....................  $     22.60  $    14.49  $    13.88  $     17.69 $    13.43   $    15.65
                                ===========  ==========  ==========  =========== ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                           DWS         DWS
                                                       INVESTMENT  INVESTMENT
                                THE ALGER   THE ALGER   VARIABLE    VARIABLE
                               PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                                (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                               SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                               ----------- ----------- ----------- ----------- ----------------- -----------------
                                  ALGER       ALGER                                                     DWS
                                LARGE CAP    MID CAP       DWS         DWS                         GLOBAL SMALL
                                 GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS           CAP GROWTH
                                (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A           VIP A
                               ----------- ----------- ----------- ----------- ----------------- -----------------
ASSETS
Investments, at fair value.... $6,623,565  $6,344,040  $1,606,613   $565,390      $5,257,439        $5,433,774
                               ----------  ----------  ----------   --------      ----------        ----------
   Total assets............... $6,623,565  $6,344,040  $1,606,613   $565,390      $5,257,439        $5,433,774
                               ==========  ==========  ==========   ========      ==========        ==========
NET ASSETS
Accumulation units............ $6,623,021  $6,344,040  $1,606,613   $565,390      $5,251,704        $5,403,573
Contracts in
  payout (annuitization)
  period......................        544          --          --         --           5,735            30,201
                               ----------  ----------  ----------   --------      ----------        ----------
   Total net assets........... $6,623,565  $6,344,040  $1,606,613   $565,390      $5,257,439        $5,433,774
                               ==========  ==========  ==========   ========      ==========        ==========
FUND SHARE INFORMATION
Number of shares..............    155,592     562,415     121,805     48,037         919,133           428,869
                               ==========  ==========  ==========   ========      ==========        ==========
Cost of investments........... $5,426,494  $8,656,526  $1,401,378   $581,135      $5,894,940        $5,606,189
                               ==========  ==========  ==========   ========      ==========        ==========
ACCUMULATION UNIT VALUE
   Lowest..................... $    10.23  $     9.35  $    12.96   $  16.20      $    12.70        $    11.09
                               ==========  ==========  ==========   ========      ==========        ==========
   Highest.................... $    14.50  $    10.43  $    13.91   $  17.39      $    16.49        $    21.33
                               ==========  ==========  ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   DWS           DWS          DWS       FEDERATED    FEDERATED    FEDERATED
                                 VARIABLE     VARIABLE     VARIABLE     INSURANCE    INSURANCE    INSURANCE
                                 SERIES I     SERIES I     SERIES II     SERIES        SERIES      SERIES
                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                               ------------ ------------- ----------- ------------- ------------ -----------
                                                                        FEDERATED                 FEDERATED
                                   DWS           DWS          DWS     FUND FOR U.S.  FEDERATED     MANAGED
                                GROWTH AND  INTERNATIONAL  BALANCED    GOVERNMENT   HIGH INCOME  VOLATILITY
                               INCOME VIP A     VIP A      VIP A II   SECURITIES II BOND FUND II   FUND II
                               ------------ ------------- ----------- ------------- ------------ -----------
ASSETS
Investments, at fair value....  $1,231,436   $1,746,878   $3,588,562   $14,738,632  $11,918,550  $2,800,717
                                ----------   ----------   ----------   -----------  -----------  ----------
   Total assets...............  $1,231,436   $1,746,878   $3,588,562   $14,738,632  $11,918,550  $2,800,717
                                ==========   ==========   ==========   ===========  ===========  ==========
NET ASSETS
Accumulation units............  $1,231,436   $1,744,070   $3,485,034   $14,465,888  $11,882,795  $2,734,983
Contracts in payout
  (annuitization) period......          --        2,808      103,528       272,744       35,755      65,734
                                ----------   ----------   ----------   -----------  -----------  ----------
   Total net assets...........  $1,231,436   $1,746,878   $3,588,562   $14,738,632  $11,918,550  $2,800,717
                                ==========   ==========   ==========   ===========  ===========  ==========
FUND SHARE INFORMATION
Number of shares..............     165,072      259,181      166,988     1,264,034    1,763,099     303,765
                                ==========   ==========   ==========   ===========  ===========  ==========
Cost of investments...........  $1,241,377   $2,602,696   $3,522,137   $14,353,381  $12,043,602  $2,780,988
                                ==========   ==========   ==========   ===========  ===========  ==========
ACCUMULATION UNIT VALUE
   Lowest.....................  $     8.65   $     5.89   $    10.78   $     14.85  $     16.45  $    10.01
                                ==========   ==========   ==========   ===========  ===========  ==========
   Highest....................  $    10.21   $     8.80   $    11.18   $     19.79  $     24.99  $    18.51
                                ==========   ==========   ==========   ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                        FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                        VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                        INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                      PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- ------------- ------------- ------------- ------------- -------------
                        VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                         MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                      ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............  $5,396,193    $35,372,200   $17,686,264   $15,089,928   $23,608,474   $26,379,568
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total assets......  $5,396,193    $35,372,200   $17,686,264   $15,089,928   $23,608,474   $26,379,568
                       ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units...  $5,366,962    $35,202,324   $17,602,478   $15,009,649   $23,532,606   $26,267,018
Contracts in payout
  (annuitization)
  period.............      29,231        169,876        83,786        80,279        75,868       112,550
                       ----------    -----------   -----------   -----------   -----------   -----------
   Total net assets..  $5,396,193    $35,372,200   $17,686,264   $15,089,928   $23,608,474   $26,379,568
                       ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares.....     391,029      1,536,586       946,296       409,052       182,544    26,379,568
                       ==========    ===========   ===========   ===========   ===========   ===========
Cost of investments..  $5,668,035    $37,840,642   $20,753,939   $14,645,135   $23,326,991   $26,379,568
                       ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    11.32    $     12.43   $     11.65   $      6.59   $      8.62   $     10.76
                       ==========    ===========   ===========   ===========   ===========   ===========
   Highest...........  $    20.48    $     27.33   $     26.55   $     24.00   $     12.72   $     14.40
                       ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                        FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                        VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                        INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                      PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                        VIP ASSET                              VIP
                           VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                        OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                      ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value..............  $ 8,095,442     $3,432,452        $22,161,433       $17,868,681       $9,143,852        $24,206,708
                       -----------     ----------        -----------       -----------       ----------        -----------
   Total assets......  $ 8,095,442     $3,432,452        $22,161,433       $17,868,681       $9,143,852        $24,206,708
                       ===========     ==========        ===========       ===========       ==========        ===========
NET ASSETS
Accumulation units...  $ 8,009,718     $3,432,452        $22,161,433       $17,852,642       $9,143,852        $24,193,366
Contracts in payout
  (annuitization)
  period.............       85,724             --                 --            16,039               --             13,342
                       -----------     ----------        -----------       -----------       ----------        -----------
   Total net assets..  $ 8,095,442     $3,432,452        $22,161,433       $17,868,681       $9,143,852        $24,206,708
                       ===========     ==========        ===========       ===========       ==========        ===========
FUND SHARE
  INFORMATION
Number of shares.....      593,943        252,944            978,862           970,596          250,311            188,761
                       ===========     ==========        ===========       ===========       ==========        ===========
Cost of investments..  $10,506,750     $3,511,433        $25,963,394       $20,881,597       $8,032,446        $24,430,946
                       ===========     ==========        ===========       ===========       ==========        ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $      7.79     $    10.82        $     12.50       $      9.74       $     9.51        $     10.23
                       ===========     ==========        ===========       ===========       ==========        ===========
   Highest...........  $     15.49     $    12.06        $     13.93       $     11.10       $    13.70        $     11.41
                       ===========     ==========        ===========       ===========       ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                          FIDELITY                            FIDELITY
                          VARIABLE      FIDELITY VARIABLE     VARIABLE
                          INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                      ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                                  VIT
                       VIP INVESTMENT       VIP MONEY                        VIT STRATEGIC    STRUCTURED
                         GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP    INVESCO V. I.
                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY       BASIC VALUE
                      ----------------- ----------------- ----------------- --------------- --------------- -------------
ASSETS
Investments, at fair
  value..............    $33,712,942       $33,708,067       $18,393,264      $  990,621      $1,178,702     $6,578,716
                         -----------       -----------       -----------      ----------      ----------     ----------
   Total assets......    $33,712,942       $33,708,067       $18,393,264      $  990,621      $1,178,702     $6,578,716
                         ===========       ===========       ===========      ==========      ==========     ==========
NET ASSETS
Accumulation units...    $33,659,198       $33,708,067       $18,393,264      $  985,882      $1,151,269     $6,577,996
Contracts in payout
  (annuitization)
  period.............         53,744                --                --           4,739          27,433            720
                         -----------       -----------       -----------      ----------      ----------     ----------
   Total net
     assets..........    $33,712,942       $33,708,067       $18,393,264      $  990,621      $1,178,702     $6,578,716
                         ===========       ===========       ===========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares.....      2,650,389        33,708,067         1,360,449         137,586         103,395      1,074,954
                         ===========       ===========       ===========      ==========      ==========     ==========
Cost of investments..    $33,047,187       $33,708,067       $23,939,825      $1,324,247      $1,147,183     $8,717,068
                         ===========       ===========       ===========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $     11.81       $      9.48       $      9.63      $     8.39      $    16.96     $     8.34
                         ===========       ===========       ===========      ==========      ==========     ==========
   Highest...........    $     15.11       $     10.57       $     11.92      $     8.60      $    17.37     $     8.95
                         ===========       ===========       ===========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                     INVESCO        INVESCO        INVESCO
                         INVESCO       INVESCO        INVESCO      INVESTMENT     INVESTMENT     INVESTMENT
                       INVESTMENT    INVESTMENT     INVESTMENT      SERVICES       SERVICES       SERVICES
                        SERVICES      SERVICES       SERVICES       SERIES II      SERIES II      SERIES II
                       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                      ------------- ------------- --------------- ------------- --------------- -------------
                                                      INVESCO
                      INVESCO V. I.               VAN KAMPEN V.I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                         CAPITAL    INVESCO V. I.     MID CAP         BASIC         CAPITAL         CORE
                      APPRECIATION   HIGH YIELD        VALUE        VALUE II    APPRECIATION II   EQUITY II
                      ------------- ------------- --------------- ------------- --------------- -------------
ASSETS
Investments, at fair
  value..............   $376,217     $2,292,094     $16,349,800    $5,008,764     $1,305,473     $4,087,009
                        --------     ----------     -----------    ----------     ----------     ----------
   Total assets......   $376,217     $2,292,094     $16,349,800    $5,008,764     $1,305,473     $4,087,009
                        ========     ==========     ===========    ==========     ==========     ==========
NET ASSETS
Accumulation units...   $375,196     $2,280,547     $16,267,854    $5,008,764     $1,305,473     $4,087,009
Contracts in payout
  (annuitization)
  period.............      1,021         11,547          81,946            --             --             --
                        --------     ----------     -----------    ----------     ----------     ----------
   Total net assets..   $376,217     $2,292,094     $16,349,800    $5,008,764     $1,305,473     $4,087,009
                        ========     ==========     ===========    ==========     ==========     ==========
FUND SHARE
  INFORMATION
Number of shares.....     17,564        454,781       1,277,328       823,810         61,988        154,169
                        ========     ==========     ===========    ==========     ==========     ==========
Cost of investments..   $431,197     $2,372,461     $17,883,358    $6,405,952     $1,422,965     $3,735,320
                        ========     ==========     ===========    ==========     ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $   7.67     $    13.27     $     14.26    $     7.76     $     7.92     $     9.78
                        ========     ==========     ===========    ==========     ==========     ==========
   Highest...........   $   8.00     $    15.05     $     18.81    $     8.66     $     8.84     $    10.57
                        ========     ==========     ===========    ==========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         INVESCO       INVESCO      INVESCO     INVESCO
                       INVESTMENT    INVESTMENT   INVESTMENT  INVESTMENT
                        SERVICES      SERVICES     SERVICES    SERVICES     J.P. MORGAN   JANUS ASPEN
                        SERIES II     SERIES II    SERIES II   SERIES II  SERIES TRUST II   SERIES
                       SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ------------- ------------- ----------- ----------- --------------- -----------
                                                  INVESCO VAN INVESCO VAN
                      INVESCO V. I. INVESCO V. I. KAMPEN V.I. KAMPEN V.I.   JPMORGAN IT
                       GOVERNMENT   MID CAP CORE  GROWTH AND    MID CAP      SMALL CAP
                      SECURITIES II   EQUITY II    INCOME II   GROWTH II  CORE PORTFOLIO   BALANCED
                      ------------- ------------- ----------- ----------- --------------- -----------
ASSETS
Investments, at fair
  value..............  $6,512,029    $9,152,449   $27,210,776 $5,792,482    $1,149,224    $25,615,354
                       ----------    ----------   ----------- ----------    ----------    -----------
   Total assets......  $6,512,029    $9,152,449   $27,210,776 $5,792,482    $1,149,224    $25,615,354
                       ==========    ==========   =========== ==========    ==========    ===========
NET ASSETS
Accumulation units...  $6,491,918    $9,152,449   $27,173,659 $5,785,670    $1,145,710    $25,325,328
Contracts in payout
  (annuitization)
  period.............      20,111            --        37,117      6,812         3,514        290,026
                       ----------    ----------   ----------- ----------    ----------    -----------
   Total net assets..  $6,512,029    $9,152,449   $27,210,776 $5,792,482    $1,149,224    $25,615,354
                       ==========    ==========   =========== ==========    ==========    ===========
FUND SHARE
  INFORMATION
Number of shares.....     525,588       797,947     1,533,866  1,574,044        80,817        961,898
                       ==========    ==========   =========== ==========    ==========    ===========
Cost of investments..  $6,129,177    $9,531,739   $27,541,039 $5,959,159    $1,121,762    $23,764,068
                       ==========    ==========   =========== ==========    ==========    ===========
ACCUMULATION
  UNIT VALUE
   Lowest............  $    10.95    $    11.48   $     10.88 $    11.91    $    14.46    $     13.43
                       ==========    ==========   =========== ==========    ==========    ===========
   Highest...........  $    12.21    $    12.81   $     12.79 $    13.44    $    14.82    $     38.13
                       ==========    ==========   =========== ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                      JANUS ASPEN
                      JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                        SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                      SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                      ----------- ------------- ----------- ----------- ----------- ----------------
                                                   FORTY       JANUS                    BALANCED
                      ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                      ----------- ------------- ----------- ----------- ----------- ----------------
ASSETS
Investments, at fair
  value.............. $13,561,716  $13,373,110  $2,615,029  $11,441,629 $10,678,510    $8,084,951
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total assets...... $13,561,716  $13,373,110  $2,615,029  $11,441,629 $10,678,510    $8,084,951
                      ===========  ===========  ==========  =========== ===========    ==========
NET ASSETS
Accumulation units... $13,481,048  $13,261,309  $2,615,029  $11,377,006 $10,593,588    $8,084,951
Contracts in payout
  (annuitization)
  period.............      80,668      111,801          --       64,623      84,922            --
                      -----------  -----------  ----------  ----------- -----------    ----------
   Total net assets.. $13,561,716  $13,373,110  $2,615,029  $11,441,629 $10,678,510    $8,084,951
                      ===========  ===========  ==========  =========== ===========    ==========
FUND SHARE
  INFORMATION
Number of shares.....     355,298    1,089,015      78,719      500,947     413,415       291,455
                      ===========  ===========  ==========  =========== ===========    ==========
Cost of investments.. $11,709,334  $13,122,458  $2,254,321  $11,889,930 $12,335,526    $7,802,036
                      ===========  ===========  ==========  =========== ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest............ $      6.12  $     17.69  $    13.39  $      6.20 $      5.27    $    13.12
                      ===========  ===========  ==========  =========== ===========    ==========
   Highest........... $     32.78  $     28.03  $    14.25  $     22.25 $     21.46    $    14.63
                      ===========  ===========  ==========  =========== ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                        JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                           SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                            PERKINS
                                                            MID CAP                         EMERGING
                      FORTY PORTFOLIO      OVERSEAS          VALUE          WORLDWIDE       MARKETS    INTERNATIONAL
                      (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                      ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments, at fair
  value..............    $4,524,141      $ 8,826,397      $13,665,033        $889,590      $4,492,584    $724,316
                         ----------      -----------      -----------        --------      ----------    --------
   Total assets......    $4,524,141      $ 8,826,397      $13,665,033        $889,590      $4,492,584    $724,316
                         ==========      ===========      ===========        ========      ==========    ========
NET ASSETS
Accumulation units...    $4,524,141      $ 8,825,944      $13,665,033        $889,590      $4,429,698    $724,316
Contracts in payout
  (annuitization)
  period.............            --              453               --              --          62,886          --
                         ----------      -----------      -----------        --------      ----------    --------
   Total net assets..    $4,524,141      $ 8,826,397      $13,665,033        $889,590      $4,492,584    $724,316
                         ==========      ===========      ===========        ========      ==========    ========
FUND SHARE
  INFORMATION
Number of shares.....       138,311          235,874          900,200          34,886         240,117      77,633
                         ==========      ===========      ===========        ========      ==========    ========
Cost of investments..    $4,275,390      $11,679,671      $13,348,855        $908,703      $4,373,330    $851,172
                         ==========      ===========      ===========        ========      ==========    ========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    12.67      $      9.22      $     13.41        $   7.62      $    31.41    $   9.55
                         ==========      ===========      ===========        ========      ==========    ========
   Highest...........    $    14.13      $     12.74      $     14.95        $   9.13      $    36.40    $   9.79
                         ==========      ===========      ===========        ========      ==========    ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         LEGG MASON        LEGG MASON        LEGG MASON
                      PARTNERS VARIABLE PARTNERS VARIABLE PARTNERS VARIABLE  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                        INCOME TRUST      INCOME TRUST    PORTFOLIOS I, INC INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
                         LEGG MASON
                         CLEARBRIDGE       LEGG MASON        LEGG MASON
                          VARIABLE        WESTERN ASSET      CLEARBRIDGE
                         FUNDAMENTAL     VARIABLE GLOBAL      VARIABLE
                           ALL CAP         HIGH YIELD         LARGE CAP                      MFS INVESTORS      MFS NEW
                       VALUE PORTFOLIO       BOND II      VALUE PORTFOLIO I   MFS GROWTH         TRUST         DISCOVERY
                      ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............    $3,949,864        $15,213,899       $5,829,982       $3,075,467      $1,785,673      $6,189,556
                         ----------        -----------       ----------       ----------      ----------      ----------
   Total assets......    $3,949,864        $15,213,899       $5,829,982       $3,075,467      $1,785,673      $6,189,556
                         ==========        ===========       ==========       ==========      ==========      ==========
NET ASSETS
Accumulation
  units..............    $3,923,680        $15,213,899       $5,800,968       $3,073,313      $1,783,829      $6,188,438
Contracts in payout
  (annuitization)
  period.............        26,184                 --           29,014            2,154           1,844           1,118
                         ----------        -----------       ----------       ----------      ----------      ----------
   Total net
     assets..........    $3,949,864        $15,213,899       $5,829,982       $3,075,467      $1,785,673      $6,189,556
                         ==========        ===========       ==========       ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....       217,145          2,028,520          430,575          125,223          91,998         433,139
                         ==========        ===========       ==========       ==========      ==========      ==========
Cost of
  investments........    $4,822,588        $17,321,520       $5,873,216       $2,693,558      $1,683,350      $6,123,344
                         ==========        ===========       ==========       ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $     7.58        $     12.55       $     7.97       $     6.13      $     9.01      $    10.06
                         ==========        ===========       ==========       ==========      ==========      ==========
   Highest...........    $     8.08        $     13.99       $    12.10       $    13.00      $    11.31      $    22.44
                         ==========        ===========       ==========       ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                       MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                       MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                      INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- --------------- ---------------
                                                                       MFS INVESTOR    MFS INVESTORS      MFS NEW
                                         MFS TOTAL    MFS HIGH INCOME  GROWTH STOCK        TRUST         DISCOVERY
                       MFS RESEARCH       RETURN      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                      --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $1,623,776      $12,316,670     $6,452,606      $8,517,833      $1,633,621      $5,270,233
                        ----------      -----------     ----------      ----------      ----------      ----------
   Total assets......   $1,623,776      $12,316,670     $6,452,606      $8,517,833      $1,633,621      $5,270,233
                        ==========      ===========     ==========      ==========      ==========      ==========
NET ASSETS
Accumulation units...   $1,615,804      $12,296,712     $6,439,192      $8,517,833      $1,633,621      $5,236,751
Contracts in payout
  (annuitization)
  period.............        7,972           19,958         13,414              --              --          33,482
                        ----------      -----------     ----------      ----------      ----------      ----------
   Total net assets..   $1,623,776      $12,316,670     $6,452,606      $8,517,833      $1,633,621      $5,270,233
                        ==========      ===========     ==========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....       86,463          664,688        782,134         790,885          84,600         383,569
                        ==========      ===========     ==========      ==========      ==========      ==========
Cost of investments..   $1,412,690      $12,631,586     $6,913,971      $7,511,532      $1,536,970      $5,540,955
                        ==========      ===========     ==========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     8.11      $     13.95     $    12.18      $    10.46      $    10.69      $    11.67
                        ==========      ===========     ==========      ==========      ==========      ==========
   Highest...........   $    12.38      $     16.37     $    13.59      $    11.67      $    11.92      $    13.58
                        ==========      ===========     ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                         VARIABLE        VARIABLE        VARIABLE
                       MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                      INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- --------------- --------------- --------------- ---------------
                                                                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                         MFS TOTAL                                        GLOBAL        MAIN STREET    SMALL & MID-
                          RETURN       MFS UTILITIES     MFS VALUE      SECURITIES     SMALL MID CAP    CAP GROWTH
                      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)      (SS)            (SS)            (SS)
                      --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair
  value..............   $ 9,648,586     $4,006,909      $4,006,200      $8,484,595      $25,052,350     $2,069,253
                        -----------     ----------      ----------      ----------      -----------     ----------
   Total assets......   $ 9,648,586     $4,006,909      $4,006,200      $8,484,595      $25,052,350     $2,069,253
                        ===========     ==========      ==========      ==========      ===========     ==========
NET ASSETS
Accumulation units...   $ 9,635,217     $3,999,992      $4,006,200      $8,484,595      $25,041,128     $2,069,253
Contracts in payout
  (annuitization)
  period.............        13,369          6,917              --              --           11,222             --
                        -----------     ----------      ----------      ----------      -----------     ----------
   Total net assets..   $ 9,648,586     $4,006,909      $4,006,200      $8,484,595      $25,052,350     $2,069,253
                        ===========     ==========      ==========      ==========      ===========     ==========
FUND SHARE
  INFORMATION
Number of shares.....       526,957        155,729         319,474         311,819        1,471,936         45,141
                        ===========     ==========      ==========      ==========      ===========     ==========
Cost of investments..   $10,204,664     $3,625,426      $3,888,303      $8,930,015      $22,541,515     $2,056,074
                        ===========     ==========      ==========      ==========      ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     10.66     $    18.97      $    11.47      $    11.61      $     11.68     $     9.24
                        ===========     ==========      ==========      ==========      ===========     ==========
   Highest...........   $     11.89     $    25.27      $    12.79      $    12.94      $     16.44     $    10.13
                        ===========     ==========      ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                      PANORAMA SERIES       PIMCO           PIMCO       PIMCO       PIMCO
                        FUND, INC.         VARIABLE       VARIABLE    VARIABLE    VARIABLE     PUTNAM
                      (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE   VARIABLE
                          ("SS"))           TRUST           TRUST       TRUST       TRUST       TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                      --------------- ------------------ ----------- ----------- ----------- -----------
                        OPPENHEIMER
                       INTERNATIONAL     FOREIGN BOND       MONEY    PIMCO REAL  PIMCO TOTAL   VT HIGH
                        GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN      RETURN       YIELD
                      --------------- ------------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair
  value..............   $1,920,245       $19,144,478     $35,314,340 $26,194,599 $86,701,345 $3,379,397
                        ----------       -----------     ----------- ----------- ----------- ----------
   Total assets......   $1,920,245       $19,144,478     $35,314,340 $26,194,599 $86,701,345 $3,379,397
                        ==========       ===========     =========== =========== =========== ==========
NET ASSETS
Accumulation units...   $1,916,091       $19,128,040     $35,242,487 $26,193,901 $86,469,603 $3,379,037
Contracts in payout
  (annuitization)
  period.............        4,154            16,438          71,853         698     231,742        360
                        ----------       -----------     ----------- ----------- ----------- ----------
   Total net
     assets..........   $1,920,245       $19,144,478     $35,314,340 $26,194,599 $86,701,345 $3,379,397
                        ==========       ===========     =========== =========== =========== ==========
FUND SHARE
  INFORMATION
Number of shares.....    1,078,789         1,853,289      35,314,340   1,877,749   7,867,636    515,152
                        ==========       ===========     =========== =========== =========== ==========
Cost of investments..   $1,693,684       $18,789,526     $35,314,340 $23,916,846 $83,716,215 $3,520,918
                        ==========       ===========     =========== =========== =========== ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $    13.23       $     12.33     $      9.38 $     13.06 $     13.00 $    16.62
                        ==========       ===========     =========== =========== =========== ==========
   Highest...........   $    14.89       $     17.24     $     11.17 $     15.48 $     19.05 $    18.09
                        ==========       ===========     =========== =========== =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                     T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                      PUTNAM VARIABLE  RYDEX VARIABLE RYDEX VARIABLE    EQUITY        EQUITY        EQUITY
                           TRUST           TRUST          TRUST      SERIES, INC.  SERIES, INC.  SERIES, INC.
                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                      ---------------- -------------- -------------- ------------- ------------- -------------
                                          RYDEX VT                   T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                      VT INTERNATIONAL   NASDAQ 100    RYDEX VT US      EQUITY        MID-CAP     NEW AMERICA
                           VALUE       STRATEGY FUND    LONG SHORT      INCOME        GROWTH        GROWTH
                      ---------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair
  value..............    $2,744,280       $953,717      $2,432,169    $12,440,271   $10,603,566   $2,766,627
                         ----------       --------      ----------    -----------   -----------   ----------
   Total assets......    $2,744,280       $953,717      $2,432,169    $12,440,271   $10,603,566   $2,766,627
                         ==========       ========      ==========    ===========   ===========   ==========
NET ASSETS
Accumulation
  units..............    $2,738,958       $953,717      $2,432,169    $12,344,475   $10,580,020   $2,766,627
Contracts in payout
  (annuitization)
  period.............         5,322             --              --         95,796        23,546           --
                         ----------       --------      ----------    -----------   -----------   ----------
   Total net
     assets..........    $2,744,280       $953,717      $2,432,169    $12,440,271   $10,603,566   $2,766,627
                         ==========       ========      ==========    ===========   ===========   ==========
FUND SHARE
  INFORMATION
Number of shares.....       348,701         49,364         203,359        640,591       498,522      136,556
                         ==========       ========      ==========    ===========   ===========   ==========
Cost of
  investments........    $4,542,298       $676,924      $2,496,665    $12,842,845   $ 9,801,583   $2,522,767
                         ==========       ========      ==========    ===========   ===========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest............    $    10.65       $   6.41      $    10.53    $     14.06   $     16.82   $     9.77
                         ==========       ========      ==========    ===========   ===========   ==========
   Highest...........    $    11.94       $  11.21      $    15.09    $     15.99   $     26.50   $    12.74
                         ==========       ========      ==========    ===========   ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                  THE UNIVERSAL
                       T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL   INSTITUTIONAL
                          EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL    FUNDS, INC.
                      SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.     (CLASS II)
                        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                      --------------- --------------- ------------- ------------- ------------- -----------------
                       T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE                VAN KAMPEN
                         BLUE CHIP        EQUITY      INTERNATIONAL  VAN KAMPEN    UIF MID CAP   VAN KAMPEN UIF
                         GROWTH II       INCOME II        STOCK      UIF GROWTH      GROWTH     GROWTH (CLASS II)
                      --------------- --------------- ------------- ------------- ------------- -----------------
ASSETS
Investments, at fair
  value..............   $16,893,729     $26,381,940    $3,735,115    $9,291,064    $2,497,484      $2,001,246
                        -----------     -----------    ----------    ----------    ----------      ----------
   Total assets......   $16,893,729     $26,381,940    $3,735,115    $9,291,064    $2,497,484      $2,001,246
                        ===========     ===========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation
  units..............   $16,893,729     $26,381,940    $3,665,409    $9,277,952    $2,489,242      $2,001,246
Contracts in payout
  (annuitization)
  period.............            --              --        69,706        13,112         8,242              --
                        -----------     -----------    ----------    ----------    ----------      ----------
   Total net
     assets..........   $16,893,729     $26,381,940    $3,735,115    $9,291,064    $2,497,484      $2,001,246
                        ===========     ===========    ==========    ==========    ==========      ==========
FUND SHARE
  INFORMATION
Number of shares.....     1,512,420       1,362,000       314,404       462,242       222,592         101,226
                        ===========     ===========    ==========    ==========    ==========      ==========
Cost of
  investments........   $14,002,682     $28,281,405    $4,082,791    $6,226,249    $2,184,130      $1,636,297
                        ===========     ===========    ==========    ==========    ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     10.62     $     10.41    $     8.06    $    13.59    $    14.38      $    12.28
                        ===========     ===========    ==========    ==========    ==========      ==========
   Highest...........   $     11.85     $     11.61    $    11.54    $    14.46    $    14.74      $    13.69
                        ===========     ===========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                       THE UNIVERSAL
                       INSTITUTIONAL       VAN ECK          VAN ECK         VAN ECK
                        FUNDS, INC.       WORLDWIDE        WORLDWIDE       WORLDWIDE     WELLS FARGO    WELLS FARGO
                         (CLASS II)    INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST VARIABLE TRUST VARIABLE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                      ---------------- ---------------- --------------- --------------- -------------- --------------
                       VAN KAMPEN UIF                     VAN ECK VIP     VAN ECK VIP    WELLS FARGO    WELLS FARGO
                      U.S. REAL ESTATE   VAN ECK VIP      GLOBAL HARD      MULTI-MGR     ADVANTAGE VT   ADVANTAGE VT
                         (CLASS II)    EMERGING MARKETS     ASSETS        ALTERNATIVE     DISCOVERY     OPPORTUNITY
                      ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS
Investments, at fair
  value..............   $16,452,388       $4,773,073      $7,297,368      $1,918,930      $3,586,690     $5,935,113
                        -----------       ----------      ----------      ----------      ----------     ----------
   Total assets......   $16,452,388       $4,773,073      $7,297,368      $1,918,930      $3,586,690     $5,935,113
                        ===========       ==========      ==========      ==========      ==========     ==========
NET ASSETS
Accumulation
  units..............   $16,452,388       $4,773,073      $7,297,368      $1,918,930      $3,568,258     $5,931,323
Contracts in payout
  (annuitization)
  period.............            --               --              --              --          18,432          3,790
                        -----------       ----------      ----------      ----------      ----------     ----------
   Total net
     assets..........   $16,452,388       $4,773,073      $7,297,368      $1,918,930      $3,586,690     $5,935,113
                        ===========       ==========      ==========      ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares.....     1,218,695          458,949         237,313         196,612         167,838        341,491
                        ===========       ==========      ==========      ==========      ==========     ==========
Cost of
  investments........   $18,067,991       $6,573,703      $7,115,031      $1,921,313      $2,747,686     $6,811,875
                        ===========       ==========      ==========      ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest............   $     15.18       $    17.69      $    25.54      $     9.30      $    15.30     $    12.22
                        ===========       ==========      ==========      ==========      ==========     ==========
   Highest...........   $     22.59       $    19.72      $    28.48      $    10.37      $    15.87     $    12.68
                        ===========       ==========      ==========      ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               THE ALGER    THE ALGER   THE ALGER   THE ALGER    THE ALGER     THE ALGER
                              PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS    PORTFOLIOS
                              (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS 1-2)    (CLASS S)
                              SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ----------- ----------- -----------  -----------  -------------
                                              ALGER       ALGER       ALGER        ALGER
                             ALGER CAPITAL  GROWTH &    LARGE CAP    MID CAP     SMALL CAP   ALGER CAPITAL
                             APPRECIATION    INCOME      GROWTH      GROWTH       GROWTH     APPRECIATION
                              (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS I-2)    (CLASS S)
                             ------------- ----------- ----------- -----------  -----------  -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $   13,530   $   92,592  $   67,282  $    46,719  $        --   $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (177,972)     (74,034)    (91,907)    (198,582)    (111,103)     (54,332)
   Administrative
     expense................     (13,137)      (5,639)     (6,982)     (14,561)      (8,547)      (3,766)
                              ----------   ----------  ----------  -----------  -----------   ----------
   Net investment income
     (loss).................    (177,579)      12,919     (31,607)    (166,424)    (119,650)     (58,098)
                              ----------   ----------  ----------  -----------  -----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   3,613,713    1,500,263   2,932,965    4,179,393    5,729,995    1,259,127
   Cost of investments
     sold...................   2,572,533    1,472,231   2,685,067    5,467,635    4,181,648    1,031,147
                              ----------   ----------  ----------  -----------  -----------   ----------
   Realized gains (losses)
     on fund shares.........   1,041,180       28,032     247,898   (1,288,242)   1,548,347      227,980
Realized gain
  distributions.............          --           --          --           --           --           --
                              ----------   ----------  ----------  -----------  -----------   ----------
   Net realized gains
     (losses)...............   1,041,180       28,032     247,898   (1,288,242)   1,548,347      227,980
Change in unrealized gains
  (losses)..................    (960,204)     226,373    (269,404)     323,566   (1,725,870)    (232,484)
                              ----------   ----------  ----------  -----------  -----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      80,976      254,405     (21,506)    (964,676)    (177,523)      (4,504)
                              ----------   ----------  ----------  -----------  -----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM
  OPERATIONS................  $  (96,603)  $  267,324  $  (53,113) $(1,131,100) $  (297,173)  $  (62,602)
                              ==========   ==========  ==========  ===========  ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                             DWS         DWS
                                                         INVESTMENT  INVESTMENT
                                  THE ALGER   THE ALGER   VARIABLE    VARIABLE
                                 PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                                  (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                                 SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                 ----------- ----------- ----------- ----------- ----------------- -----------------
                                    ALGER       ALGER                                                     DWS
                                  LARGE CAP    MID CAP       DWS         DWS                         GLOBAL SMALL
                                   GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS           CAP GROWTH
                                  (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A         VIP A (A)
                                 ----------- ----------- ----------- ----------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $   42,443  $       --   $  29,386   $  4,357      $  265,212        $  118,206
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (107,277)   (114,422)    (28,230)    (9,813)        (80,815)          (97,977)
   Administrative
     expense....................     (7,637)     (7,826)     (1,976)      (712)         (6,181)           (6,684)
                                 ----------  ----------   ---------   --------      ----------        ----------
   Net investment income
     (loss).....................    (72,471)   (122,248)       (820)    (6,168)        178,216            13,545
                                 ----------  ----------   ---------   --------      ----------        ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  2,045,155   2,200,656     953,007    197,359       1,959,210         2,100,717
   Cost of investments
     sold.......................  1,634,163   2,799,579     808,487    200,958       2,229,775         1,958,201
                                 ----------  ----------   ---------   --------      ----------        ----------
   Realized gains (losses) on
     fund shares................    410,992    (598,923)    144,520     (3,599)       (270,565)          142,516
Realized gain distributions.....         --          --          --         --              --                --
                                 ----------  ----------   ---------   --------      ----------        ----------
   Net realized gains
     (losses)...................    410,992    (598,923)    144,520     (3,599)       (270,565)          142,516
Change in unrealized gains
  (losses)......................   (492,876)      8,834    (119,936)   (35,887)        334,124          (859,967)
                                 ----------  ----------   ---------   --------      ----------        ----------
   Net realized and
     unrealized gains
     (losses) on
     investments................    (81,884)   (590,089)     24,584    (39,486)         63,559          (717,451)
                                 ----------  ----------   ---------   --------      ----------        ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $ (154,355) $ (712,337)  $  23,764   $(45,654)     $  241,775        $ (703,906)
                                 ==========  ==========   =========   ========      ==========        ==========

--------
(a)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FEDERATED    FEDERATED   FEDERATED
                                DWS                DWS                DWS           INSURANCE    INSURANCE   INSURANCE
                         VARIABLE SERIES I  VARIABLE SERIES I  VARIABLE SERIES II    SERIES       SERIES      SERIES
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                         ----------------- ------------------- ------------------ ------------- ----------- -----------
                                                                                    FEDERATED    FEDERATED   FEDERATED
                                DWS                                               FUND FOR U.S.    HIGH       MANAGED
                            GROWTH AND             DWS                DWS          GOVERNMENT   INCOME BOND VOLATILITY
                           INCOME VIP A    INTERNATIONAL VIP A BALANCED VIP A II  SECURITIES II   FUND II   FUND II (B)
                         ----------------- ------------------- ------------------ ------------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............     $ 17,227           $  40,582          $   70,294      $  694,765   $1,189,063  $  124,489
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.......      (19,927)            (32,125)            (57,566)       (220,082)    (188,285)    (41,323)
   Administrative
     expense............       (1,330)             (2,182)             (5,003)        (16,860)     (14,448)     (3,598)
                             --------           ---------          ----------      ----------   ----------  ----------
   Net investment
     income (loss)......       (4,030)              6,275               7,725         457,823      986,330      79,568
                             --------           ---------          ----------      ----------   ----------  ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............      401,073             521,168           1,309,556       5,992,932    6,501,977   1,283,722
   Cost of investments
     sold...............      386,964             691,850           1,252,658       5,983,184    6,559,582   1,259,991
                             --------           ---------          ----------      ----------   ----------  ----------
   Realized gains
     (losses) on fund
     shares.............       14,109            (170,682)             56,898           9,748      (57,605)     23,731
Realized gain
  distributions.........           --                  --                  --              --           --          --
                             --------           ---------          ----------      ----------   ----------  ----------
   Net realized gains
     (losses)...........       14,109            (170,682)             56,898           9,748      (57,605)     23,731
Change in unrealized
  gains (losses)........      (27,191)           (241,498)           (171,912)        159,304     (436,157)        300
                             --------           ---------          ----------      ----------   ----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments........      (13,082)           (412,180)           (115,014)        169,052     (493,762)     24,031
                             --------           ---------          ----------      ----------   ----------  ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............     $(17,112)          $(405,905)         $ (107,289)     $  626,875   $  492,568  $  103,599
                             ========           =========          ==========      ==========   ==========  ==========

--------
(b)Previously known as Federated Capital Income Fund II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                               FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                               VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                             PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP ASSET        VIP           VIP                                    VIP MONEY
                                MANAGER     CONTRAFUND   EQUITY-INCOME  VIP GROWTH   VIP INDEX 500    MARKET
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  112,139    $   380,887   $  462,971    $   59,384    $  476,410    $    32,208
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (87,211)      (586,448)    (267,439)     (238,357)     (369,647)      (396,275)
   Administrative
     expense................      (7,784)       (46,180)     (24,540)      (20,265)      (28,305)       (30,808)
                              ----------    -----------   ----------    ----------    ----------    -----------
   Net investment
     income (loss)..........      17,144       (251,741)     170,992      (199,238)       78,458       (394,875)
                              ----------    -----------   ----------    ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................   2,251,936     12,725,934    5,774,722     5,125,300     6,637,858     27,000,657
   Cost of investments
     sold...................   2,217,009     12,995,534    6,572,504     4,762,313     6,416,763     27,000,657
                              ----------    -----------   ----------    ----------    ----------    -----------
   Realized gains (losses)
     on fund shares.........      34,927       (269,600)    (797,782)      362,987       221,095             --
Realized gain
  distributions.............      27,790             --           --        60,529       655,391             --
                              ----------    -----------   ----------    ----------    ----------    -----------
   Net realized gains
     (losses)...............      62,717       (269,600)    (797,782)      423,516       876,486             --
Change in unrealized gains
  (losses)..................    (295,180)      (877,963)     629,112      (307,832)     (739,960)            --
                              ----------    -----------   ----------    ----------    ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............    (232,463)    (1,147,563)    (168,670)      115,684       136,526             --
                              ----------    -----------   ----------    ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $ (215,319)   $(1,399,304)  $    2,322    $  (83,554)   $  214,984    $  (394,875)
                              ==========    ===========   ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                              FIDELITY          FIDELITY          FIDELITY          FIDELITY
                              FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                              VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                              INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                            PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                            ------------- ----------------- ----------------- ----------------- -----------------
                                              VIP ASSET                              VIP
                                 VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH
                              OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                            ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   136,491     $   63,359        $  186,990        $  442,683        $   12,377
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (148,250)       (58,737)         (369,004)         (300,103)         (158,784)
   Administrative
     expense...............      (11,477)        (4,008)          (25,393)          (20,772)          (11,176)
                             -----------     ----------        ----------        ----------        ----------
   Net investment
     income (loss).........      (23,236)           614          (207,407)          121,808          (157,583)
                             -----------     ----------        ----------        ----------        ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    2,960,785      1,187,228         6,021,637         5,616,476         3,938,749
   Cost of investments
     sold..................    3,172,243      1,145,030         6,838,712         6,402,922         3,340,430
                             -----------     ----------        ----------        ----------        ----------
   Realized gains
     (losses) on fund
     shares................     (211,458)        42,198          (817,075)         (786,446)          598,319
Realized gain
  distributions............       21,703         18,023                --                --            38,664
                             -----------     ----------        ----------        ----------        ----------
   Net realized gains
     (losses)..............     (189,755)        60,221          (817,075)         (786,446)          636,983
Change in unrealized
  gains (losses)...........   (1,641,425)      (208,810)           40,528           574,034          (590,198)
                             -----------     ----------        ----------        ----------        ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   (1,831,180)      (148,589)         (776,547)         (212,412)           46,785
                             -----------     ----------        ----------        ----------        ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............  $(1,854,416)    $ (147,975)       $ (983,954)       $  (90,604)       $ (110,798)
                             ===========     ==========        ==========        ==========        ==========

                                FIDELITY
                                VARIABLE
                                INSURANCE
                              PRODUCTS FUND
                            (SERVICE CLASS 2)
                               SUB-ACCOUNT
                            -----------------

                              VIP INDEX 500
                            (SERVICE CLASS 2)
                            -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $  444,344
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (397,296)
   Administrative
     expense...............       (27,283)
                               ----------
   Net investment
     income (loss).........        19,765
                               ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     7,022,913
   Cost of investments
     sold..................     6,982,871
                               ----------
   Realized gains
     (losses) on fund
     shares................        40,042
Realized gain
  distributions............       671,130
                               ----------
   Net realized gains
     (losses)..............       711,172
Change in unrealized
  gains (losses)...........      (583,055)
                               ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........       128,117
                               ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $  147,882
                               ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY          FIDELITY
                                VARIABLE          VARIABLE          VARIABLE
                                INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                              PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                        VIT             VIT
                             VIP INVESTMENT       VIP MONEY                          STRATEGIC      STRUCTURED    INVESCO V. I.
                               GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL       SMALL          BASIC
                            (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY        CAP EQUITY        VALUE
                            ----------------- ----------------- ----------------- --------------- --------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $ 1,036,975       $     3,575       $   248,364       $  45,998       $ 12,419      $   66,922
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........       (519,490)         (522,348)         (313,965)        (20,460)       (22,466)       (114,575)
   Administrative
     expense...............        (36,172)          (35,938)          (21,939)         (1,512)        (1,630)         (8,113)
                               -----------       -----------       -----------       ---------       --------      ----------
   Net investment
     income (loss).........        481,313          (554,711)          (87,540)         24,026        (11,677)        (55,766)
                               -----------       -----------       -----------       ---------       --------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     12,094,422        15,225,631         4,842,382         680,299        638,315       3,017,616
   Cost of investments
     sold..................     11,721,884        15,225,631         5,404,692         806,742        615,320       3,882,723
                               -----------       -----------       -----------       ---------       --------      ----------
   Realized gains
     (losses) on fund
     shares................        372,538                --          (562,310)       (126,443)        22,995        (865,107)
Realized gain
  distributions............        981,245                --            43,471              --             --              --
                               -----------       -----------       -----------       ---------       --------      ----------
   Net realized gains
     (losses)..............      1,353,783                --          (518,839)       (126,443)        22,995        (865,107)
Change in unrealized
  gains (losses)...........         52,311                --        (3,313,096)       (135,603)       (22,852)        579,339
                               -----------       -----------       -----------       ---------       --------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      1,406,094                --        (3,831,935)       (262,046)           143        (285,768)
                               -----------       -----------       -----------       ---------       --------      ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...............    $ 1,887,407       $  (554,711)      $(3,919,475)      $(238,020)      $(11,534)     $ (341,534)
                               ===========       ===========       ===========       =========       ========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                              INVESCO       INVESCO
                                        INVESCO       INVESCO       INVESCO      INVESCO    INVESTMENT    INVESTMENT
                                      INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT    SERVICES      SERVICES
                                       SERVICES      SERVICES      SERVICES     SERVICES     SERIES II     SERIES II
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- ------------- ----------- ------------- -------------
                                                                  INVESCO VAN  INVESCO VAN               INVESCO V. I.
                                     INVESCO V. I. INVESCO V. I.  KAMPEN V.I.  KAMPEN V.I. INVESCO V. I.    CAPITAL
                                        CAPITAL        HIGH          HIGH        MID CAP       BASIC     APPRECIATION
                                     APPRECIATION  YIELD (C) (F) YIELD (C) (E)    VALUE      VALUE II         II
                                     ------------- ------------- ------------- ----------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................   $    681      $      --    $   355,566  $  128,463   $   34,292     $      --
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......     (7,113)       (24,051)       (14,805)   (274,748)     (82,438)      (22,763)
   Administrative expense...........       (470)        (1,737)        (1,074)    (19,889)      (5,706)       (1,540)
                                       --------      ---------    -----------  ----------   ----------     ---------
   Net investment income
     (loss).........................     (6,902)       (25,788)       339,687    (166,174)     (53,852)      (24,303)
                                       --------      ---------    -----------  ----------   ----------     ---------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............    113,886        957,864     (3,112,075)  6,603,486    1,327,968       296,201
   Cost of investments sold.........    121,584        990,691      2,822,997   7,161,512    1,695,587       301,314
                                       --------      ---------    -----------  ----------   ----------     ---------
   Realized gains (losses) on fund
     shares.........................     (7,698)       (32,827)    (5,935,072)   (558,026)    (367,619)       (5,113)
Realized gain distributions.........         --             --             --          --           --            --
                                       --------      ---------    -----------  ----------   ----------     ---------
   Net realized gains (losses)......     (7,698)       (32,827)    (5,935,072)   (558,026)    (367,619)       (5,113)
Change in unrealized gains
  (losses)..........................    (26,397)       (80,366)     5,748,518     637,829      154,223      (111,208)
                                       --------      ---------    -----------  ----------   ----------     ---------
   Net realized and unrealized
     gains (losses) on
     investments....................    (34,095)      (113,193)      (186,554)     79,803     (213,396)     (116,321)
                                       --------      ---------    -----------  ----------   ----------     ---------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................   $(40,997)     $(138,981)   $   153,133  $  (86,371)  $ (267,248)    $(140,624)
                                       ========      =========    ===========  ==========   ==========     =========

--------
(c)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               INVESCO           INVESCO           INVESCO           INVESCO            INVESCO
                             INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT         INVESTMENT
                              SERVICES          SERVICES          SERVICES          SERVICES           SERVICES
                              SERIES II         SERIES II         SERIES II         SERIES II          SERIES II
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                            ------------- --------------------- ------------- --------------------- ---------------
                                                                                                        INVESCO
                            INVESCO V. I.     INVESCO V. I.     INVESCO V. I.        INVESCO        VAN KAMPEN V.I.
                                CORE           GOVERNMENT       MID CAP CORE     VAN KAMPEN V.I.      GROWTH AND
                              EQUITY II   SECURITIES II (D) (F)   EQUITY II   GOVERNMENT II (D) (E)    INCOME II
                            ------------- --------------------- ------------- --------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   34,152        $       --        $    8,592        $  352,247         $   311,979
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk..........     (66,272)          (68,694)         (152,075)          (42,132)           (461,004)
    Administrative
     expense...............      (4,635)           (4,700)          (10,444)           (2,891)            (32,410)
                             ----------        ----------        ----------        ----------         -----------
    Net investment
     income (loss).........     (36,755)          (73,394)         (153,927)          307,224            (181,435)
                             ----------        ----------        ----------        ----------         -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales.................   1,022,627         3,246,271         2,045,046         9,214,923          10,215,276
    Cost of investments
     sold..................     901,436         3,178,229         2,025,139         9,394,755           9,983,994
                             ----------        ----------        ----------        ----------         -----------
    Realized gains
     (losses) on fund
     shares................     121,191            68,042            19,907          (179,832)            231,282
Realized gain
 distributions.............          --                --                --                --                  --
                             ----------        ----------        ----------        ----------         -----------
    Net realized gains
     (losses)..............     121,191            68,042            19,907          (179,832)            231,282
Change in unrealized
 gains (losses)............    (135,460)          382,853          (640,995)          (83,413)         (1,143,446)
                             ----------        ----------        ----------        ----------         -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     (14,269)          450,895          (621,088)         (263,245)           (912,164)
                             ----------        ----------        ----------        ----------         -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS................  $  (51,024)       $  377,501        $ (775,015)       $   43,979         $(1,093,599)
                             ==========        ==========        ==========        ==========         ===========

                                INVESCO
                              INVESTMENT
                               SERVICES
                               SERIES II
                              SUB-ACCOUNT
                            ---------------
                                INVESCO
                            VAN KAMPEN V.I.
                                MID CAP
                               GROWTH II
                            ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................   $       --
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk..........     (107,449)
    Administrative
     expense...............       (7,519)
                              ----------
    Net investment
     income (loss).........     (114,968)
                              ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales.................    3,353,661
    Cost of investments
     sold..................    3,171,547
                              ----------
    Realized gains
     (losses) on fund
     shares................      182,114
Realized gain
 distributions.............           --
                              ----------
    Net realized gains
     (losses)..............      182,114
Change in unrealized
 gains (losses)............     (855,627)
                              ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...........     (673,513)
                              ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS................   $ (788,481)
                              ==========

--------
(d)On April 29, 2011 Invesco Van Kampen V.I. Government II merged into Invesco V.I. Government Securities II
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                               J.P. MORGAN   JANUS ASPEN  JANUS ASPEN   JANUS ASPEN  JANUS ASPEN JANUS ASPEN
                             SERIES TRUST II   SERIES       SERIES        SERIES       SERIES      SERIES
                               SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                             --------------- -----------  -----------  ------------- ----------- -----------
                                JPMORGAN
                                IT SMALL
                                CAP CORE                                                FORTY       JANUS
                                PORTFOLIO     BALANCED    ENTERPRISE   FLEXIBLE BOND  PORTFOLIO   PORTFOLIO
                             --------------- -----------  -----------  ------------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $  1,983     $   653,339  $        --   $  511,239   $   12,684  $   74,491
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................     (20,287)       (371,006)    (205,559)    (194,701)     (50,317)   (170,434)
   Administrative
     expense................      (1,477)        (30,879)     (17,865)     (14,621)      (3,532)    (15,614)
                                --------     -----------  -----------   ----------   ----------  ----------
   Net investment
     income (loss)..........     (19,781)        251,454     (223,424)     301,917      (41,165)   (111,557)
                                --------     -----------  -----------   ----------   ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales..................     536,676       7,195,725    6,578,287    4,159,709    1,507,550   2,734,367
   Cost of investments
     sold...................     498,907       6,225,364    5,607,425    3,948,379    1,256,647   2,661,967
                                --------     -----------  -----------   ----------   ----------  ----------
   Realized gains (losses)
     on fund shares.........      37,769         970,361      970,862      211,330      250,903      72,400
Realized gain
  distributions.............          --       1,397,336           --      777,651           --          --
                                --------     -----------  -----------   ----------   ----------  ----------
   Net realized gains
     (losses)...............      37,769       2,367,697      970,862      988,981      250,903      72,400
Change in unrealized gains
  (losses)..................     (98,413)     (2,425,246)  (1,100,850)    (585,477)    (480,578)   (772,638)
                                --------     -----------  -----------   ----------   ----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............     (60,644)        (57,549)    (129,988)     403,504     (229,675)   (700,238)
                                --------     -----------  -----------   ----------   ----------  ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................    $(80,425)    $   193,905  $  (353,412)  $  705,421   $ (270,840) $ (811,795)
                                ========     ===========  ===========   ==========   ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN
                            JANUS ASPEN       SERIES           SERIES           SERIES           SERIES           SERIES
                              SERIES     (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                            -----------  ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                            PERKINS MID CAP
                                                          FORTY PORTFOLIO      OVERSEAS          VALUE          WORLDWIDE
                                             BALANCED         (SERVICE         (SERVICE         (SERVICE         (SERVICE
                             WORLDWIDE   (SERVICE SHARES)     SHARES)          SHARES)          SHARES)          SHARES)
                            -----------  ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $    73,587     $  191,590       $   13,035      $    38,481       $   87,570       $   5,189
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................    (172,514)      (131,103)         (77,247)        (155,612)        (226,418)        (16,410)
   Administrative
     expense...............     (16,102)        (8,990)          (5,281)         (11,094)         (15,419)         (1,169)
                            -----------     ----------       ----------      -----------       ----------       ---------
   Net investment
     income (loss).........    (115,029)        51,497          (69,493)        (128,225)        (154,267)        (12,390)
                            -----------     ----------       ----------      -----------       ----------       ---------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................   2,772,970      2,083,533        1,388,811        5,061,277        3,602,927         429,079
   Cost of investments
     sold..................   2,830,854      1,914,291        1,232,564        5,285,480        3,377,953         380,708
                            -----------     ----------       ----------      -----------       ----------       ---------
   Realized gains
     (losses) on fund
     shares................     (57,884)       169,242          156,247         (224,203)         224,974          48,371
Realized gain
  distributions............          --        455,858               --          101,217               --              --
                            -----------     ----------       ----------      -----------       ----------       ---------
   Net realized gains
     (losses)..............     (57,884)       625,100          156,247         (122,986)         224,974          48,371
Change in unrealized gains
  (losses).................  (1,785,245)      (669,927)        (523,702)      (3,777,761)        (682,657)       (206,131)
                            -----------     ----------       ----------      -----------       ----------       ---------
   Net realized and
     unrealized gains
     (losses) on
     investments...........  (1,843,129)       (44,827)        (367,455)      (3,900,747)        (457,683)       (157,760)
                            -----------     ----------       ----------      -----------       ----------       ---------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS............... $(1,958,158)    $    6,670       $ (436,948)     $(4,028,972)      $ (611,950)      $(170,150)
                            ===========     ==========       ==========      ===========       ==========       =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                             LEGG MASON     LEGG MASON       LEGG MASON         MFS
                                    LAZARD       LAZARD       PARTNERS       PARTNERS         PARTNERS       VARIABLE
                                  RETIREMENT   RETIREMENT     VARIABLE       VARIABLE         VARIABLE       INSURANCE
                                 SERIES, INC. SERIES, INC.  INCOME TRUST   INCOME TRUST   PORTFOLIOS I, INC    TRUST
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                 ------------ ------------- ------------- --------------- ----------------- -----------
                                                             LEGG MASON                      LEGG MASON
                                                             CLEARBRIDGE    LEGG MASON       CLEARBRIDGE
                                                              VARIABLE     WESTERN ASSET      VARIABLE
                                   EMERGING                  FUNDAMENTAL  VARIABLE GLOBAL     LARGE CAP
                                   MARKETS    INTERNATIONAL ALL CAP VALUE   HIGH YIELD          VALUE           MFS
                                    EQUITY       EQUITY       PORTFOLIO       BOND II        PORTFOLIO I      GROWTH
                                 ------------ ------------- ------------- --------------- ----------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $   101,086    $ 16,095     $   58,437     $1,179,923       $  138,484      $   6,726
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................     (88,439)    (12,353)       (69,014)      (248,701)         (96,312)       (50,593)
   Administrative
     expense....................      (6,344)       (883)        (4,885)       (17,194)          (6,796)        (3,482)
                                 -----------    --------     ----------     ----------       ----------      ---------
   Net investment income
     (loss).....................       6,303       2,859        (15,462)       914,028           35,376        (47,349)
                                 -----------    --------     ----------     ----------       ----------      ---------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   2,610,128     256,541      1,675,831      3,760,272        2,604,148        855,062
   Cost of investments
     sold.......................   2,184,668     282,515      1,969,409      3,999,175        2,604,882        743,869
                                 -----------    --------     ----------     ----------       ----------      ---------
   Realized gains (losses) on
     fund shares................     425,460     (25,974)      (293,578)      (238,903)            (734)       111,193
Realized gain distributions.....          --          --             --             --               --             --
                                 -----------    --------     ----------     ----------       ----------      ---------
   Net realized gains
     (losses)...................     425,460     (25,974)      (293,578)      (238,903)            (734)       111,193
Change in unrealized gains
  (losses)......................  (1,678,412)    (53,537)       (60,356)      (688,493)         203,086       (136,156)
                                 -----------    --------     ----------     ----------       ----------      ---------
   Net realized and
     unrealized gains
     (losses) on
     investments................  (1,252,952)    (79,511)      (353,934)      (927,396)         202,352        (24,963)
                                 -----------    --------     ----------     ----------       ----------      ---------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $(1,246,649)   $(76,652)    $ (369,396)    $  (13,368)      $  237,728      $ (72,312)
                                 ===========    ========     ==========     ==========       ==========      =========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                     MFS         MFS          MFS         MFS       MFS VARIABLE    MFS VARIABLE
                                  VARIABLE    VARIABLE     VARIABLE     VARIABLE      INSURANCE       INSURANCE
                                  INSURANCE   INSURANCE    INSURANCE   INSURANCE        TRUST           TRUST
                                    TRUST       TRUST        TRUST       TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- -----------  ----------- ------------ --------------- ---------------
                                                                                                         MFS
                                     MFS                                                 MFS          INVESTOR
                                  INVESTORS    MFS NEW        MFS         MFS        HIGH INCOME    GROWTH STOCK
                                    TRUST     DISCOVERY    RESEARCH   TOTAL RETURN (SERVICE CLASS) (SERVICE CLASS)
                                 ----------- -----------  ----------- ------------ --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $  20,528  $        --   $ 15,064    $  355,096    $  636,243      $   23,507
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................    (32,779)    (117,020)   (23,995)     (199,910)     (103,990)       (134,073)
   Administrative expense.......     (2,277)      (7,901)    (1,733)      (14,011)       (7,146)         (9,311)
                                  ---------  -----------   --------    ----------    ----------      ----------
   Net investment income
     (loss).....................    (14,528)    (124,921)   (10,664)      141,175       525,107        (119,877)
                                  ---------  -----------   --------    ----------    ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........    959,182    3,123,233    295,716     3,885,928     1,898,966       2,060,553
   Cost of investments
     sold.......................    871,153    2,391,675    253,356     3,933,693     1,971,713       1,777,131
                                  ---------  -----------   --------    ----------    ----------      ----------
   Realized gains (losses) on
     fund shares................     88,029      731,558     42,360       (47,765)      (72,747)        283,422
Realized gain distributions.....         --      892,504         --            --            --              --
                                  ---------  -----------   --------    ----------    ----------      ----------
   Net realized gains
     (losses)...................     88,029    1,624,062     42,360       (47,765)      (72,747)        283,422
Change in unrealized gains
  (losses)......................   (153,637)  (2,265,533)   (67,539)      (46,948)     (311,952)       (219,773)
                                  ---------  -----------   --------    ----------    ----------      ----------
   Net realized and unrealized
     gains (losses) on
     investments................    (65,608)    (641,471)   (25,179)      (94,713)     (384,699)         63,649
                                  ---------  -----------   --------    ----------    ----------      ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $ (80,136) $  (766,392)  $(35,843)   $   46,462    $  140,408      $  (56,228)
                                  =========  ===========   ========    ==========    ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                              OPPENHEIMER
                                                                                                               VARIABLE
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS
                            INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- --------------- --------------- --------------- --------------- ---------------
                                  MFS
                               INVESTORS        MFS NEW        MFS TOTAL                                      OPPENHEIMER
                                 TRUST         DISCOVERY    RETURN (SERVICE  MFS UTILITIES     MFS VALUE        GLOBAL
                            (SERVICE CLASS) (SERVICE CLASS)     CLASS)      (SERVICE CLASS) (SERVICE CLASS) SECURITIES (SS)
                            --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................    $ 14,092       $        --     $  261,582      $  136,668      $   54,065      $  109,174
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (27,950)         (103,480)      (160,654)        (67,155)        (63,288)       (149,847)
   Administrative
     expense...............      (1,874)           (7,343)       (11,015)         (4,742)         (4,429)        (10,111)
                               --------       -----------     ----------      ----------      ----------      ----------
   Net investment
     income (loss).........     (15,732)         (110,823)        89,913          64,771         (13,652)        (50,784)
                               --------       -----------     ----------      ----------      ----------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................     416,852         3,899,466      2,769,700       1,947,175       1,040,175       1,907,208
   Cost of investments
     sold..................     385,562         3,317,857      2,920,074       1,735,348         989,371       1,856,746
                               --------       -----------     ----------      ----------      ----------      ----------
   Realized gains
     (losses) on fund
     shares................      31,290           581,609       (150,374)        211,827          50,804          50,462
Realized gain
  distributions............          --           880,128             --              --          17,179              --
                               --------       -----------     ----------      ----------      ----------      ----------
   Net realized gains
     (losses)..............      31,290         1,461,737       (150,374)        211,827          67,983          50,462
Change in unrealized gains
  (losses).................     (88,103)       (2,197,478)        51,002         (23,833)       (133,415)       (960,113)
                               --------       -----------     ----------      ----------      ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     (56,813)         (735,741)       (99,372)        187,994         (65,432)       (909,651)
                               --------       -----------     ----------      ----------      ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............    $(72,545)      $  (846,564)    $   (9,459)     $  252,765      $  (79,084)     $ (960,435)
                               ========       ===========     ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               OPPENHEIMER     OPPENHEIMER
                                VARIABLE        VARIABLE     PANORAMA SERIES    PIMCO        PIMCO        PIMCO
                              ACCOUNT FUNDS   ACCOUNT FUNDS    FUND, INC.      VARIABLE    VARIABLE     VARIABLE
                             (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  INSURANCE    INSURANCE    INSURANCE
                                 ("SS"))         ("SS"))         ("SS"))        TRUST        TRUST        TRUST
                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                             --------------- --------------- --------------- ------------ -----------  -----------
                               OPPENHEIMER
                               MAIN STREET     OPPENHEIMER     OPPENHEIMER   FOREIGN BOND
                              SMALL MID CAP  SMALL & MID-CAP  INTERNATIONAL  (US DOLLAR-     MONEY        PIMCO
                                (SS) (G)       GROWTH (SS)     GROWTH (SS)     HEDGED)      MARKET     REAL RETURN
                             --------------- --------------- --------------- ------------ -----------  -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................   $   118,929      $     --        $  17,789     $  429,035  $    22,224  $  578,312
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (426,171)      (34,939)         (32,046)      (287,879)    (547,731)   (400,780)
   Administrative
     expense................       (29,299)       (2,377)          (2,843)       (20,675)     (38,239)    (27,430)
                               -----------      --------        ---------     ----------  -----------  ----------
   Net investment income
     (loss).................      (336,541)      (37,316)         (17,100)       120,481     (563,746)    150,102
                               -----------      --------        ---------     ----------  -----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......     8,184,991       645,267          556,078      7,421,185   19,794,641   7,781,751
   Cost of investments
     sold...................     7,064,531       601,696          457,945      7,437,359   19,794,641   7,153,587
                               -----------      --------        ---------     ----------  -----------  ----------
   Realized gains (losses)
     on fund shares.........     1,120,460        43,571           98,133        (16,174)          --     628,164
Realized gain
  distributions.............            --            --               --        185,703           --     760,099
                               -----------      --------        ---------     ----------  -----------  ----------
   Net realized gains
     (losses)...............     1,120,460        43,571           98,133        169,529           --   1,388,263
Change in unrealized gains
  (losses)..................    (1,794,935)         (345)        (285,871)       693,495           --   1,039,135
                               -----------      --------        ---------     ----------  -----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      (674,475)       43,226         (187,738)       863,024           --   2,427,398
                               -----------      --------        ---------     ----------  -----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................   $(1,011,016)     $  5,910        $(204,838)    $  983,505  $  (563,746) $2,577,500
                               ===========      ========        =========     ==========  ===========  ==========

--------
(g)Previously known as Oppenheimer Main Street Small Cap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      PIMCO
                                     VARIABLE     PUTNAM       PUTNAM        RYDEX       RYDEX    T. ROWE PRICE
                                    INSURANCE    VARIABLE     VARIABLE     VARIABLE    VARIABLE      EQUITY
                                      TRUST        TRUST        TRUST        TRUST       TRUST    SERIES, INC.
                                   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                   ------------ ----------- ------------- ----------- ----------- -------------
                                                                           RYDEX VT
                                                                 VT       NASDAQ 100   RYDEX VT
                                      PIMCO         VT      INTERNATIONAL  STRATEGY     US LONG   T. ROWE PRICE
                                   TOTAL RETURN HIGH YIELD      VALUE        FUND        SHORT    EQUITY INCOME
                                   ------------ ----------- ------------- ----------- ----------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends......................... $ 2,485,164  $  391,074   $   96,036    $      --   $      --   $  251,869
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.....  (1,347,071)    (62,559)     (51,815)     (17,385)    (40,529)    (216,087)
   Administrative expense.........     (96,934)     (4,457)      (3,768)      (1,190)     (2,809)     (14,803)
                                   -----------  ----------   ----------    ---------   ---------   ----------
   Net investment income
     (loss).......................   1,041,159     324,058       40,453      (18,575)    (43,338)      20,979
                                   -----------  ----------   ----------    ---------   ---------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales............  30,281,706   2,136,689    1,109,676      652,541     590,191    5,223,856
   Cost of investments sold.......  28,737,412   2,183,706    1,627,852      448,495     572,640    5,293,222
                                   -----------  ----------   ----------    ---------   ---------   ----------
   Realized gains (losses) on
     fund shares..................   1,544,294     (47,017)    (518,176)     204,046      17,551      (69,366)
Realized gain distributions.......   1,255,151          --           --           --          --           --
                                   -----------  ----------   ----------    ---------   ---------   ----------
   Net realized gains (losses)....   2,799,445     (47,017)    (518,176)     204,046      17,551      (69,366)
Change in unrealized gains
  (losses)........................  (1,952,064)   (237,361)     (53,967)    (172,325)   (187,555)    (244,133)
                                   -----------  ----------   ----------    ---------   ---------   ----------
   Net realized and unrealized
     gains (losses) on
     investments..................     847,381    (284,378)    (572,143)      31,721    (170,004)    (313,499)
                                   -----------  ----------   ----------    ---------   ---------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...................... $ 1,888,540  $   39,680   $ (531,690)   $  13,146   $(213,342)  $ (292,520)
                                   ===========  ==========   ==========    =========   =========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL
                                    EQUITY        EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL
                                 SERIES, INC.  SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.
                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------- ------------- --------------- --------------- ------------- --------------
                                 T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE
                                    MID-CAP     NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL   VAN KAMPEN
                                    GROWTH        GROWTH        GROWTH II       INCOME II        STOCK     UIF GROWTH (H)
                                 ------------- ------------- --------------- --------------- ------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................  $        --    $   6,436     $       --      $  430,010     $   66,277    $    13,531
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................     (189,268)     (44,790)      (273,264)       (427,196)       (74,981)      (169,834)
   Administrative expense.......      (12,853)      (3,121)       (18,909)        (29,341)        (5,113)       (12,201)
                                  -----------    ---------     ----------      ----------     ----------    -----------
   Net investment income
     (loss).....................     (202,121)     (41,475)      (292,173)        (26,527)       (13,817)      (168,504)
                                  -----------    ---------     ----------      ----------     ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........    4,037,433      830,855      4,108,023       6,767,943      2,287,202      4,537,135
   Cost of investments
     sold.......................    3,136,441      679,187      3,345,864       7,137,523      2,260,514      2,813,148
                                  -----------    ---------     ----------      ----------     ----------    -----------
   Realized gains (losses) on
     fund shares................      900,992      151,668        762,159        (369,580)        26,688      1,723,987
Realized gain distributions.....    1,275,556      223,957             --              --             --             --
                                  -----------    ---------     ----------      ----------     ----------    -----------
   Net realized gains
     (losses)...................    2,176,548      375,625        762,159        (369,580)        26,688      1,723,987
Change in unrealized gains
  (losses)......................   (2,208,050)    (419,658)      (403,119)       (282,501)      (742,748)    (1,832,672)
                                  -----------    ---------     ----------      ----------     ----------    -----------
   Net realized and unrealized
     gains (losses) on
     investments................      (31,502)     (44,033)       359,040        (652,081)      (716,060)      (108,685)
                                  -----------    ---------     ----------      ----------     ----------    -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $  (233,623)   $ (85,508)    $   66,867      $ (678,608)    $ (729,877)   $  (277,189)
                                  ===========    =========     ==========      ==========     ==========    ===========

--------
(h)Previously known as Van Kampen UIF Capital Growth


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                   THE UNIVERSAL  THE UNIVERSAL   VAN ECK      VAN ECK      VAN ECK
                                     THE UNIVERSAL INSTITUTIONAL  INSTITUTIONAL  WORLDWIDE    WORLDWIDE    WORLDWIDE
                                     INSTITUTIONAL  FUNDS, INC.    FUNDS, INC.   INSURANCE    INSURANCE    INSURANCE
                                      FUNDS, INC.    (CLASS II)    (CLASS II)      TRUST        TRUST        TRUST
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- -------------- ------------- -----------  -----------  -----------
                                                                   VAN KAMPEN
                                      VAN KAMPEN     VAN KAMPEN   UIF U.S. REAL VAN ECK VIP  VAN ECK VIP  VAN ECK VIP
                                      UIF MID CAP    UIF GROWTH      ESTATE      EMERGING    GLOBAL HARD   MULTI-MGR
                                        GROWTH     (CLASS II) (I)  (CLASS II)     MARKETS      ASSETS     ALTERNATIVE
                                     ------------- -------------- ------------- -----------  -----------  -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $   11,727     $      --     $  105,005   $    91,634  $   121,494   $ 20,297
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......     (47,222)      (34,141)      (269,632)     (109,670)    (145,612)   (31,466)
   Administrative expense...........      (3,453)       (2,402)       (18,241)       (7,634)      (9,772)    (2,238)
                                      ----------     ---------     ----------   -----------  -----------   --------
   Net investment income (loss).....     (38,948)      (36,543)      (182,868)      (25,670)     (33,890)   (13,407)
                                      ----------     ---------     ----------   -----------  -----------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   1,405,314       870,739      5,487,252     4,149,982    5,135,248    631,896
   Cost of investments sold.........   1,095,372       649,561      6,246,772     4,585,337    4,268,537    625,549
                                      ----------     ---------     ----------   -----------  -----------   --------
   Realized gains (losses) on fund
     shares.........................     309,942       221,178       (759,520)     (435,355)     866,711      6,347
Realized gain distributions.........       1,458            --             --            --      130,090     12,685
                                      ----------     ---------     ----------   -----------  -----------   --------
   Net realized gains (losses)......     311,400       221,178       (759,520)     (435,355)     996,801     19,032
Change in unrealized gains
  (losses)..........................    (476,979)     (267,714)     1,497,793    (1,538,194)  (2,528,701)   (89,873)
                                      ----------     ---------     ----------   -----------  -----------   --------
   Net realized and unrealized
     gains (losses) on
     investments....................    (165,579)      (46,536)       738,273    (1,973,549)  (1,531,900)   (70,841)
                                      ----------     ---------     ----------   -----------  -----------   --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $ (204,527)    $ (83,079)    $  555,405   $(1,999,219) $(1,565,790)  $(84,248)
                                      ==========     =========     ==========   ===========  ===========   ========

--------
(i)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                               WELLS FARGO    WELLS FARGO
                                                              VARIABLE TRUST VARIABLE TRUST
                                                               SUB-ACCOUNT    SUB-ACCOUNT
                                                              -------------- --------------
                                                               WELLS FARGO    WELLS FARGO
                                                               ADVANTAGE VT   ADVANTAGE VT
                                                                DISCOVERY     OPPORTUNITY
                                                              -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................................   $       --     $   11,581
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk................................      (64,739)      (116,809)
   Administrative expense....................................       (4,415)        (7,959)
                                                                ----------     ----------
   Net investment income (loss)..............................      (69,154)      (113,187)
                                                                ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.......................................    2,456,280      2,854,238
   Cost of investments sold..................................    1,794,994      3,177,499
                                                                ----------     ----------
   Realized gains (losses) on fund shares....................      661,286       (323,261)
Realized gain distributions..................................           --             --
                                                                ----------     ----------
   Net realized gains (losses)...............................      661,286       (323,261)
Change in unrealized gains (losses)..........................     (675,936)      (113,851)
                                                                ----------     ----------
   Net realized and unrealized gains (losses) on investments.      (14,650)      (437,112)
                                                                ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............   $  (83,804)    $ (550,299)
                                                                ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           THE ALGER                 THE ALGER                 THE ALGER
                                    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                             ALGER                     ALGER                     ALGER
                                     CAPITAL APPRECIATION         GROWTH & INCOME              LARGE CAP
                                          (CLASS I-2)               (CLASS I-2)           GROWTH (CLASS I-2)
                                   ------------------------  ------------------------  ------------------------
                                       2011         2010         2011         2010         2011         2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (177,579) $  (143,519) $    12,919  $      (791) $   (31,607) $   (58,482)
Net realized gains (losses).......   1,041,180      567,834       28,032     (202,419)     247,898      (60,385)
Change in unrealized gains
  (losses)........................    (960,204)   1,015,058      226,373      774,266     (269,404)     917,854
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     (96,603)   1,439,373      267,324      571,056      (53,113)     798,987
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      95,545      104,913       52,573       66,111       44,364       60,550
Benefit payments..................    (111,556)     (53,373)    (108,998)    (101,132)     (27,340)     (99,679)
Payments on termination...........  (2,202,232)  (1,404,589)    (957,421)  (1,009,407)  (1,695,222)  (1,196,834)
Loans--net........................      (1,309)       3,517          (45)       2,936        3,880        7,617
Policy maintenance charge.........      (9,475)     (10,835)      (4,719)      (5,489)      (6,319)      (7,412)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............     642,369      559,236      (98,442)    (543,263)    (501,685)    (790,609)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,586,658)    (801,131)  (1,117,052)  (1,590,244)  (2,182,322)  (2,026,367)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,683,261)     638,242     (849,728)  (1,019,189)  (2,235,435)  (1,227,379)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  13,529,149   12,890,907    5,807,498    6,826,687    7,589,658    8,817,037
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $11,845,888  $13,529,149  $ 4,957,770  $ 5,807,498  $ 5,354,223  $ 7,589,658
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     987,657    1,045,604      577,793      751,684      761,493      976,617
       Units issued...............     222,035      189,455       41,873       27,765      102,865       50,292
       Units redeemed.............    (286,392)    (247,402)    (149,408)    (201,656)    (329,008)    (265,416)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     923,300      987,657      470,258      577,793      535,350      761,493
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           THE ALGER                 THE ALGER                THE ALGER
                                          PORTFOLIOS                PORTFOLIOS               PORTFOLIOS
                                          (CLASS 1-2)               (CLASS 1-2)               (CLASS S)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                    ALGER
                                        MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                          (CLASS I-2)               (CLASS I-2)               (CLASS S)
                                   ------------------------  ------------------------  ----------------------
                                       2011         2010         2011         2010        2011        2010
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (166,424) $  (238,266) $  (119,650) $  (162,162) $  (58,098) $  (51,250)
Net realized gains (losses).......  (1,288,242)  (2,123,627)   1,548,347      401,201     227,980      68,048
Change in unrealized gains
  (losses)........................     323,566    4,784,038   (1,725,870)   2,060,807    (232,484)    385,164
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................  (1,131,100)   2,422,145     (297,173)   2,299,846     (62,602)    401,962
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     102,040      132,919       40,203       58,884      11,398      22,575
Benefit payments..................     (91,557)     (67,970)     (80,179)     (34,767)     (5,197)    (57,412)
Payments on termination...........  (3,006,438)  (2,010,438)  (1,599,644)    (828,287)   (469,304)   (545,870)
Loans--net........................        (756)       2,820       (1,064)         521          49          49
Policy maintenance charge.........     (11,036)     (12,489)      (5,502)      (6,007)     (2,558)     (3,077)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (642,824)  (1,252,278)  (3,584,143)    (390,131)   (200,193)    225,772
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,650,571)  (3,207,436)  (5,230,329)  (1,199,787)   (665,805)   (357,963)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,781,671)    (785,291)  (5,527,502)   1,100,059    (728,407)     43,999
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  15,723,117   16,508,408   11,833,331   10,733,272   3,998,565   3,954,566
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $10,941,446  $15,723,117  $ 6,305,829  $11,833,331  $3,270,158  $3,998,565
                                   ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,151,953    1,404,844      999,193    1,117,346     253,974     280,759
       Units issued...............      58,073       80,435       47,946      148,783      40,494      57,425
       Units redeemed.............    (328,251)    (333,326)    (461,269)    (266,936)    (82,387)    (84,210)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     881,775    1,151,953      585,870      999,193     212,081     253,974
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                            DWS INVESTMENT
                                            THE ALGER                 THE ALGER                VARIABLE
                                           PORTFOLIOS                PORTFOLIOS                INSURANCE
                                            (CLASS S)                 (CLASS S)               TRUST FUNDS
                                           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                    ------------------------  ------------------------  ----------------------
                                              ALGER                     ALGER                     DWS
                                        LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                            (CLASS S)                 (CLASS S)               INDEX VIP B
                                    ------------------------  ------------------------  ----------------------
                                        2011         2010         2011         2010        2011        2010
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (72,471) $   (84,742) $  (122,248) $  (130,703) $     (820) $    3,942
Net realized gains (losses)........     410,992      331,087     (598,923)  (1,250,212)    144,520      45,118
Change in unrealized gains
  (losses).........................    (492,876)     642,351        8,834    2,643,799    (119,936)    257,863
                                    -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................    (154,355)     888,696     (712,337)   1,262,884      23,764     306,923
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      34,910       36,291       55,322       64,546       2,282      12,948
Benefit payments...................      (5,771)     (39,957)     (93,128)     (42,520)    (44,048)     (9,096)
Payments on termination............  (1,381,306)  (1,335,436)    (981,377)  (1,456,993)   (707,226)   (612,029)
Loans--net.........................         336          364          132          101          --          --
Policy maintenance charge..........      (5,676)      (6,386)      (7,440)      (8,404)         --          --
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (234,562)    (492,772)    (310,177)    (542,954)   (129,014)   (155,928)
                                    -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (1,592,069)  (1,837,896)  (1,336,668)  (1,986,224)   (878,006)   (764,105)
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,746,424)    (949,200)  (2,049,005)    (723,340)   (854,242)   (457,182)
NET ASSETS AT BEGINNING
  OF PERIOD........................   8,369,989    9,319,189    8,393,045    9,116,385   2,460,855   2,918,037
                                    -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 6,623,565  $ 8,369,989  $ 6,344,040  $ 8,393,045  $1,606,613  $2,460,855
                                    ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     664,638      819,283      736,956      936,808     179,578     239,880
       Units issued................      37,437       54,198       97,361       66,697       5,089      12,623
       Units redeemed..............    (163,360)    (208,843)    (215,441)    (266,549)    (67,274)    (72,925)
                                    -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period........................     538,715      664,638      618,876      736,956     117,393     179,578
                                    ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           DWS INVESTMENT
                                              VARIABLE
                                              INSURANCE             DWS VARIABLE              DWS VARIABLE
                                             TRUST FUNDS              SERIES I                  SERIES I
                                             SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                        --------------------  ------------------------  ------------------------
                                                                                               DWS GLOBAL
                                            DWS SMALL CAP             DWS BOND              SMALL CAP GROWTH
                                             INDEX VIP B                VIP A                   VIP A (A)
                                        --------------------  ------------------------  ------------------------
                                           2011       2010        2011         2010         2011         2010
                                        ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $  (6,168) $  (6,194) $   178,216  $   214,786  $    13,545  $   (85,577)
Net realized gains (losses)............    (3,599)   (12,460)    (270,565)    (290,527)     142,516     (151,722)
Change in unrealized gains
  (losses).............................   (35,887)   171,788      334,124      455,072     (859,967)   1,859,574
                                        ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   (45,654)   153,134      241,775      379,331     (703,906)   1,622,275
                                        ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................         4      3,115       31,828       54,286       22,935       28,725
Benefit payments.......................        --         --      (20,277)     (75,697)     (61,181)     (67,780)
Payments on termination................  (108,456)  (135,166)  (1,551,087)  (1,081,252)  (1,345,711)    (869,881)
Loans--net.............................        --         --          737          (34)         290          592
Policy maintenance charge..............        --         --       (4,016)      (4,577)      (4,173)      (4,625)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................   (19,821)    56,152      (85,283)     (99,451)    (299,055)    (520,657)
                                        ---------  ---------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (128,273)   (75,899)  (1,628,098)  (1,206,725)  (1,686,895)  (1,433,626)
                                        ---------  ---------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................  (173,927)    77,235   (1,386,323)    (827,394)  (2,390,801)     188,649
NET ASSETS AT BEGINNING
  OF PERIOD............................   739,317    662,082    6,643,762    7,471,156    7,824,575    7,635,926
                                        ---------  ---------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 565,390  $ 739,317  $ 5,257,439  $ 6,643,762  $ 5,433,774  $ 7,824,575
                                        =========  =========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    40,433     45,020      507,460      600,062      476,324      575,889
       Units issued....................     3,342      4,648       33,646       57,866       34,906       41,982
       Units redeemed..................   (10,951)    (9,235)    (155,114)    (150,468)    (140,253)    (141,547)
                                        ---------  ---------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    32,824     40,433      385,992      507,460      370,977      476,324
                                        =========  =========  ===========  ===========  ===========  ===========

--------
(a)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         DWS VARIABLE            DWS VARIABLE             DWS VARIABLE
                                           SERIES I                SERIES I                 SERIES II
                                          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  ----------------------  ------------------------
                                              DWS                     DWS                      DWS
                                    GROWTH AND INCOME VIP A   INTERNATIONAL VIP A       BALANCED VIP A II
                                    ----------------------  ----------------------  ------------------------
                                       2011        2010        2011        2010         2011         2010
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (4,030) $    3,392  $    6,275  $   20,776  $     7,725  $    89,887
Net realized gains (losses)........     14,109    (226,460)   (170,682)   (291,778)      56,898      (25,215)
Change in unrealized gains
  (losses).........................    (27,191)    368,175    (241,498)    219,206     (171,912)     381,940
                                    ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    (17,112)    145,107    (405,905)    (51,796)    (107,289)     446,612
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     20,195      11,030      23,519      11,178       24,296       40,412
Benefit payments...................     (8,912)    (10,068)    (52,979)     (9,406)    (113,203)     (69,716)
Payments on termination............   (195,555)   (268,608)   (305,731)   (301,081)    (881,117)    (708,229)
Loans--net.........................         94         151        (924)         84           --          413
Policy maintenance charge..........     (1,080)     (1,295)     (1,097)     (1,451)      (3,736)      (4,483)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     36,807    (140,412)    (59,508)    (92,820)    (203,253)    (343,763)
                                    ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (148,451)   (409,202)   (396,720)   (393,496)  (1,177,013)  (1,085,366)
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (165,563)   (264,095)   (802,625)   (445,292)  (1,284,302)    (638,754)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,396,999   1,661,094   2,549,503   2,994,795    4,872,864    5,511,618
                                    ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,231,436  $1,396,999  $1,746,878  $2,549,503  $ 3,588,562  $ 4,872,864
                                    ==========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    149,164     197,643     296,447     349,333      429,660      532,599
       Units issued................     24,954     125,480      17,459      55,304       10,350       18,242
       Units redeemed..............    (40,825)   (173,959)    (64,001)   (108,190)    (114,299)    (121,181)
                                    ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period........................    133,293     149,164     249,905     296,447      325,711      429,660
                                    ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FEDERATED                 FEDERATED                 FEDERATED
                                           INSURANCE                 INSURANCE                 INSURANCE
                                            SERIES                    SERIES                    SERIES
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                        FEDERATED FUND
                                           FOR U.S.               FEDERATED HIGH               FEDERATED
                                          GOVERNMENT                INCOME BOND           MANAGED VOLATILITY
                                         SECURITIES II                FUND II                 FUND II (B)
                                   ------------------------  ------------------------  ------------------------
                                       2011         2010         2011         2010         2011         2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   457,823  $   708,964  $   986,330  $ 1,068,177  $    79,568  $   173,072
Net realized gains (losses).......       9,748       57,303      (57,605)    (171,132)      23,731      (74,534)
Change in unrealized gains
  (losses)........................     159,304       58,948     (436,157)   1,019,143          300      268,922
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     626,875      825,215      492,568    1,916,188      103,599      367,460
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     171,251      202,986       64,754       71,352       20,209       14,716
Benefit payments..................    (345,076)    (175,396)    (264,850)     (96,893)     (42,668)     (30,949)
Payments on termination...........  (3,505,180)  (5,940,609)  (3,157,715)  (2,537,168)    (544,045)    (418,964)
Loans--net........................       3,479        3,465        1,539          987          (92)          --
Policy maintenance charge.........      (9,039)     (10,905)      (7,940)      (9,204)      (2,084)      (2,448)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (880,363)      57,788     (241,521)    (494,343)    (456,242)    (705,496)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,564,928)  (5,862,671)  (3,605,733)  (3,065,269)  (1,024,922)  (1,143,141)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (3,938,053)  (5,037,456)  (3,113,165)  (1,149,081)    (921,323)    (775,681)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  18,676,685   23,714,141   15,031,715   16,180,796    3,722,040    4,497,721
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $14,738,632  $18,676,685  $11,918,550  $15,031,715  $ 2,800,717  $ 3,722,040
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,208,895    1,603,538      862,715    1,054,924      307,801      419,196
       Units issued...............     103,433      268,471      181,949      141,873       23,888       56,739
       Units redeemed.............    (397,993)    (663,114)    (375,755)    (334,082)    (114,101)    (168,134)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     914,335    1,208,895      668,909      862,715      217,588      307,801
                                   ===========  ===========  ===========  ===========  ===========  ===========

--------
(b)Previously known as Federated Capital Income Fund II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY                   FIDELITY                  FIDELITY
                                           VARIABLE                   VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                  INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  -------------------------  ------------------------
                                              VIP                       VIP                        VIP
                                         ASSET MANAGER               CONTRAFUND               EQUITY-INCOME
                                   ------------------------  -------------------------  ------------------------
                                       2011         2010         2011          2010         2011         2010
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    17,144  $    13,553  $   (251,741) $  (141,923) $   170,992  $    61,208
Net realized gains (losses).......      62,717      (82,750)     (269,600)  (1,759,129)    (797,782)  (1,554,325)
Change in unrealized gains
  (losses)........................    (295,180)     954,678      (877,963)   8,479,271      629,112    4,317,895
                                   -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    (215,319)     885,481    (1,399,304)   6,578,219        2,322    2,824,778
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      54,211       79,675       363,266      368,553      197,171      127,091
Benefit payments..................     (75,290)     (89,985)     (205,940)    (439,250)    (476,771)    (314,027)
Payments on termination...........  (1,429,148)  (1,151,477)   (8,442,204)  (6,134,862)  (3,961,062)  (3,670,580)
Loans--net........................       1,313        3,396         3,187       17,181        2,062        4,753
Policy maintenance charge.........      (4,395)      (5,279)      (26,122)     (30,008)     (14,604)     (16,890)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (570,255)     158,231    (2,714,502)    (290,899)    (878,543)    (723,073)
                                   -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,023,564)  (1,005,439)  (11,022,315)  (6,509,285)  (5,131,747)  (4,592,726)
                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,238,883)    (119,958)  (12,421,619)      68,934   (5,129,425)  (1,767,948)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   7,635,076    7,755,034    47,793,819   47,724,885   22,815,689   24,583,637
                                   -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 5,396,193  $ 7,635,076  $ 35,372,200  $47,793,819  $17,686,264  $22,815,689
                                   ===========  ===========  ============  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     489,671      555,175     2,777,539    3,177,739    1,359,703    1,664,205
       Units issued...............      17,124       56,039       162,525      402,210       57,026       84,768
       Units redeemed.............    (152,746)    (121,543)     (827,688)    (802,410)    (359,028)    (389,270)
                                   -----------  -----------  ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     354,049      489,671     2,112,376    2,777,539    1,057,701    1,359,703
                                   ===========  ===========  ============  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      FIDELITY                  FIDELITY                   FIDELITY
                                      VARIABLE                  VARIABLE                   VARIABLE
                                      INSURANCE                 INSURANCE                  INSURANCE
                                    PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                              ------------------------  ------------------------  --------------------------
                                     VIP GROWTH               VIP INDEX 500            VIP MONEY MARKET
                              ------------------------  ------------------------  --------------------------
                                  2011         2010         2011         2010         2011          2010
                              -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $  (199,238) $  (215,938) $    78,458  $    95,355  $   (394,875) $   (509,611)
Net realized gains (losses)..     423,516     (427,537)     876,486      261,102            --        20,891
Change in unrealized gains
  (losses)...................    (307,832)   4,214,382     (739,960)   3,068,191            --            --
                              -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from operations.....     (83,554)   3,570,907      214,984    3,424,648      (394,875)     (488,720)
                              -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................     141,862      206,546      345,601      315,785       566,311       505,565
Benefit payments.............    (171,960)    (190,333)    (216,024)    (192,599)     (311,866)     (502,047)
Payments on termination......  (3,016,389)  (2,299,451)  (4,105,162)  (3,427,699)  (19,534,590)  (13,697,629)
Loans--net...................       2,117        5,574       (3,854)       1,503        12,844       (16,519)
Policy maintenance charge....     (15,897)     (17,369)     (20,150)     (22,834)      (17,134)      (20,477)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........    (610,231)    (909,497)  (1,108,692)    (703,267)   13,639,807     2,435,155
                              -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
  assets from contract
  transactions...............  (3,670,498)  (3,204,530)  (5,108,281)  (4,029,111)   (5,644,628)  (11,295,952)
                              -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
  IN NET ASSETS..............  (3,754,052)     366,377   (4,893,297)    (604,463)   (6,039,503)  (11,784,672)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  18,843,980   18,477,603   28,501,771   29,106,234    32,419,071    44,203,743
                              -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD..................... $15,089,928  $18,843,980  $23,608,474  $28,501,771  $ 26,379,568  $ 32,419,071
                              ===========  ===========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,699,868    2,026,904    2,711,566    3,134,021     2,672,167     3,577,322
       Units issued..........     181,543       81,938      179,293      166,799     2,230,950     1,925,613
       Units redeemed........    (524,552)    (408,973)    (657,407)    (589,255)   (2,707,607)   (2,830,768)
                              -----------  -----------  -----------  -----------  ------------  ------------
   Units outstanding at end
     of period...............   1,356,859    1,699,868    2,233,452    2,711,566     2,195,510     2,672,167
                              ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     FIDELITY                 FIDELITY
                                           FIDELITY                  VARIABLE                 VARIABLE
                                           VARIABLE                 INSURANCE                 INSURANCE
                                           INSURANCE              PRODUCTS FUND             PRODUCTS FUND
                                         PRODUCTS FUND          (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                                                VIP ASSET MANAGER          VIP CONTRAFUND
                                         VIP OVERSEAS           (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  -----------------------  ------------------------
                                       2011         2010         2011        2010         2011         2010
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (23,236) $   (24,266) $       614  $   (5,779) $  (207,407) $  (150,750)
Net realized gains (losses).......    (189,755)    (580,521)      60,221     (30,192)    (817,075)  (1,415,486)
Change in unrealized gains
  (losses)........................  (1,641,425)   1,851,914     (208,810)    558,196       40,528    5,206,623
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................  (1,854,416)   1,247,127     (147,975)    522,225     (983,954)   3,640,387
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      64,476      124,401       27,550      21,891      204,413      175,706
Benefit payments..................     (61,174)     (76,091)      (7,396)    (22,967)     (72,223)    (139,879)
Payments on termination...........  (2,052,634)  (1,671,842)    (635,359)   (573,604)  (3,349,036)  (3,195,919)
Loans--net........................         483          997          309         957         (189)        (160)
Policy maintenance charge.........      (5,902)      (6,965)      (9,753)    (11,767)     (53,614)     (61,115)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (477,473)    (602,895)    (367,207)     99,314     (739,558)      57,167
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,532,224)  (2,232,395)    (991,856)   (486,176)  (4,010,207)  (3,164,200)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,386,640)    (985,268)  (1,139,831)     36,049   (4,994,161)     476,187
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  12,482,082   13,467,350    4,572,283   4,536,234   27,155,594   26,679,407
                                   -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 8,095,442  $12,482,082  $ 3,432,452  $4,572,283  $22,161,433  $27,155,594
                                   ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,002,668    1,192,275      368,750     410,695    1,895,916    2,144,259
       Units issued...............      53,537      114,510       18,922      72,024      197,220      220,749
       Units redeemed.............    (259,748)    (304,117)     (97,908)   (113,969)    (476,082)    (469,092)
                                   -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     796,457    1,002,668      289,764     368,750    1,617,054    1,895,916
                                   ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP
                                         EQUITY-INCOME              VIP GROWTH               VIP INDEX 500
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  ------------------------  ------------------------
                                       2011         2010         2011         2010         2011         2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   121,808  $     5,523  $  (157,583) $  (166,384) $    19,765  $    27,513
Net realized gains (losses).......    (786,446)  (1,202,114)     636,983       87,523      711,172      115,134
Change in unrealized gains
  (losses)........................     574,034    3,925,884     (590,198)   2,302,752     (583,055)   3,400,488
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     (90,604)   2,729,293     (110,798)   2,223,891      147,882    3,543,135
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     124,090      235,162      194,449      212,296      236,840      318,746
Benefit payments..................    (297,572)     (91,083)    (133,577)     (86,696)    (271,148)    (127,706)
Payments on termination...........  (3,501,814)  (2,488,505)  (2,387,290)  (1,754,535)  (3,510,637)  (3,307,121)
Loans--net........................       1,863        1,830          (90)      (1,182)       1,947       (4,495)
Policy maintenance charge.........     (36,356)     (39,292)      (5,354)      (5,732)     (74,526)     (85,529)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (697,660)    (278,373)    (370,427)    (132,373)  (1,313,935)    (711,664)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,407,449)  (2,660,261)  (2,702,289)  (1,768,222)  (4,931,459)  (3,917,769)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,498,053)      69,032   (2,813,087)     455,669   (4,783,577)    (374,634)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  22,366,734   22,297,702   11,956,939   11,501,270   28,990,285   29,364,919
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $17,868,681  $22,366,734  $ 9,143,852  $11,956,939  $24,206,708  $28,990,285
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,066,600    2,330,618    1,007,846    1,175,865    2,588,325    2,959,521
       Units issued...............     141,032      217,844      111,645      120,272      248,316      226,768
       Units redeemed.............    (540,962)    (481,862)    (331,938)    (288,291)    (680,541)    (597,964)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,666,670    2,066,600      787,553    1,007,846    2,156,100    2,588,325
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                   FIDELITY                  FIDELITY
                                           VARIABLE                   VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                  INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  -------------------------  ------------------------
                                        VIP INVESTMENT               VIP MONEY
                                          GRADE BOND                   MARKET                 VIP OVERSEAS
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                   ------------------------  -------------------------  ------------------------
                                       2011         2010         2011         2010          2011         2010
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   481,313  $   655,904  $  (554,711) $   (670,006) $   (87,540) $  (106,743)
Net realized gains (losses).......   1,353,783      764,574           --        24,219     (518,839)  (1,423,885)
Change in unrealized gains
  (losses)........................      52,311      916,849           --            --   (3,313,096)   4,039,079
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,887,407    2,337,327     (554,711)     (645,787)  (3,919,475)   2,508,451
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     182,844      153,721      239,360       302,772      124,494      125,555
Benefit payments..................    (629,083)    (265,427)    (267,521)     (245,690)    (210,551)    (177,084)
Payments on termination...........  (5,593,986)  (5,117,565)  (7,014,877)  (10,380,204)  (2,791,832)  (2,870,364)
Loans--net........................       2,213        1,258          213           216        1,288          291
Policy maintenance charge.........     (66,426)     (71,644)    (101,477)     (118,117)     (54,960)     (65,553)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (659,548)     819,635    3,250,781       226,919      873,425   (1,273,733)
                                   -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (6,763,986)  (4,480,022)  (3,893,521)  (10,214,104)  (2,058,136)  (4,260,888)
                                   -----------  -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,876,579)  (2,142,695)  (4,448,232)  (10,859,891)  (5,977,611)  (1,752,436)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  38,589,521   40,732,216   38,156,299    49,016,190   24,370,875   26,123,311
                                   -----------  -----------  -----------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $33,712,942  $38,589,521  $33,708,067  $ 38,156,299  $18,393,264  $24,370,875
                                   ===========  ===========  ===========  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   3,031,396    3,380,195    3,615,283     4,574,909    1,859,685    2,212,100
       Units issued...............     511,740      502,855    1,348,947     1,379,575      292,299      257,066
       Units redeemed.............  (1,017,286)    (851,654)  (1,722,512)   (2,339,201)    (424,132)    (609,481)
                                   -----------  -----------  -----------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................   2,525,850    3,031,396    3,241,718     3,615,283    1,727,852    1,859,685
                                   ===========  ===========  ===========  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         GOLDMAN SACHS           GOLDMAN SACHS
                                           VARIABLE                VARIABLE
                                           INSURANCE               INSURANCE                 INVESCO
                                             TRUST                   TRUST             INVESTMENT SERVICES
                                          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  ----------------------  ------------------------
                                         VIT STRATEGIC          VIT STRUCTURED
                                         INTERNATIONAL             SMALL CAP              INVESCO V.I.
                                            EQUITY                  EQUITY                 BASIC VALUE
                                    ----------------------  ----------------------  ------------------------
                                       2011        2010        2011        2010         2011         2010
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   24,026  $   (1,374) $  (11,677) $  (16,938) $   (55,766) $   (96,185)
Net realized gains (losses)........   (126,443)   (147,680)     22,995     (57,563)    (865,107)  (1,197,869)
Change in unrealized gains
  (losses).........................   (135,603)    292,184     (22,852)    511,062      579,339    1,774,325
                                    ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   (238,020)    143,130     (11,534)    436,561     (341,534)     480,271
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      4,842       4,154          32       1,963       26,019       75,440
Benefit payments...................     (2,458)     (3,853)     (2,403)    (39,527)     (98,798)     (26,492)
Payments on termination............   (394,108)   (506,435)   (175,919)   (272,273)  (2,185,362)  (1,865,958)
Loans--net.........................        533         527          --           1          178          177
Policy maintenance charge..........       (559)       (651)       (518)       (577)      (3,351)      (4,024)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (245,501)     11,993    (389,443)    (92,479)    (372,931)    (259,077)
                                    ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (637,251)   (494,265)   (568,251)   (402,892)  (2,634,245)  (2,079,934)
                                    ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (875,271)   (351,135)   (579,785)     33,669   (2,975,779)  (1,599,663)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,865,892   2,217,027   1,758,487   1,724,818    9,554,495   11,154,158
                                    ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $  990,621  $1,865,892  $1,178,702  $1,758,487  $ 6,578,716  $ 9,554,495
                                    ==========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    183,024     236,444     101,378     127,365    1,041,117    1,284,629
       Units issued................      3,980      18,945       3,570       9,674       50,198      125,561
       Units redeemed..............    (70,888)    (72,365)    (36,267)    (35,661)    (340,056)    (369,073)
                                    ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period........................    116,116     183,024      68,681     101,378      751,259    1,041,117
                                    ==========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO              INVESCO                INVESCO
                                        INVESTMENT SERVICES  INVESTMENT SERVICES    INVESTMENT SERVICES
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                        -------------------  ------------------- ------------------------
                                           INVESCO V. I.        INVESCO V. I.           INVESCO VAN
                                        CAPITAL APPRECIATION     HIGH YIELD       KAMPEN V.I. HIGH YIELD
                                        -------------------  ------------------- ------------------------
                                           2011      2010       2011 (C) (F)     2011 (C) (E)     2010
                                        ---------  --------  ------------------- ------------ -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (6,902) $ (4,404)     $  (25,788)     $   339,687  $   326,910
Net realized gains (losses)............    (7,698)  (20,243)        (32,827)      (5,935,072)     348,118
Change in unrealized gains (losses)....   (26,397)   88,407         (80,366)       5,748,518     (306,097)
                                        ---------  --------      ----------      -----------  -----------
Increase (decrease) in net assets from
  operations...........................   (40,997)   63,760        (138,981)         153,133      368,931
                                        ---------  --------      ----------      -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................       480     2,921           1,982              633        6,737
Benefit payments.......................    (6,251)   (2,424)        (89,538)         (12,002)     (69,509)
Payments on termination................   (72,590)  (71,886)       (528,475)        (204,488)    (982,467)
Loans--net.............................        --        --              --               --           --
Policy maintenance charge..............        --        --            (321)            (256)        (719)
Transfers among the sub-accounts and
  with the Fixed Account--net..........   (24,180)  (13,834)      3,047,427       (3,225,484)       3,657
                                        ---------  --------      ----------      -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (102,541)  (85,223)      2,431,075       (3,441,597)  (1,042,301)
                                        ---------  --------      ----------      -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (143,538)  (21,463)      2,292,094       (3,288,464)    (673,370)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   519,755   541,218              --        3,288,464    3,961,834
                                        ---------  --------      ----------      -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 376,217  $519,755      $2,292,094      $        --  $ 3,288,464
                                        =========  ========      ==========      ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    59,674    70,584              --          235,341      313,062
       Units issued....................       895     1,928         232,635            4,661       29,965
       Units redeemed..................   (12,937)  (12,838)        (68,933)        (240,002)    (107,686)
                                        ---------  --------      ----------      -----------  -----------
   Units outstanding at end of
     period............................    47,632    59,674         163,702               --      235,341
                                        =========  ========      ==========      ===========  ===========

--------
(c)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO             INVESCO INVESTMENT      INVESCO INVESTMENT
                                      INVESTMENT SERVICES       SERVICES SERIES II      SERVICES SERIES II
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  -----------------------  ----------------------
                                    INVESCO VAN KAMPEN V.I.        INVESCO V.I.            INVESCO V.I.
                                         MID CAP VALUE            BASIC VALUE II      CAPITAL APPRECIATION II
                                   ------------------------  -----------------------  ----------------------
                                       2011         2010         2011        2010        2011        2010
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (166,174) $  (128,003) $   (53,852) $  (75,067) $  (24,303) $  (17,962)
Net realized gains (losses).......    (558,026)  (1,452,485)    (367,619)   (584,268)     (5,113)    (58,254)
Change in unrealized gains
  (losses)........................     637,829    5,640,721      154,223     960,994    (111,208)    274,779
                                   -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................     (86,371)   4,060,233     (267,248)    301,659    (140,624)    198,563
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      86,325       53,929       18,800      22,042      12,539      11,321
Benefit payments..................    (125,470)    (129,947)     (19,964)    (20,041)     (1,013)     (4,902)
Payments on termination...........  (4,671,979)  (3,916,605)    (801,415)   (648,424)   (168,018)   (211,159)
Loans--net........................         722         (372)        (160)       (188)        155         640
Policy maintenance charge.........      (6,456)      (7,302)     (15,009)    (17,053)     (1,811)     (1,876)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (673,844)    (764,435)    (144,339)     29,583     (84,193)    (84,824)
                                   -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (5,390,702)  (4,764,732)    (962,087)   (634,081)   (242,341)   (290,800)
                                   -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (5,477,073)    (704,499)  (1,229,335)   (332,422)   (382,965)    (92,237)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  21,826,873   22,531,372    6,238,099   6,570,521   1,688,438   1,780,675
                                   -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $16,349,800  $21,826,873  $ 5,008,764  $6,238,099  $1,305,473  $1,688,438
                                   ===========  ===========  ===========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,349,243    1,670,413      696,308     771,808     176,013     210,462
       Units issued...............      96,437      137,266       42,698     119,587       4,930      13,989
       Units redeemed.............    (426,203)    (458,436)    (151,085)   (195,087)    (30,416)    (48,438)
                                   -----------  -----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period.......................   1,019,477    1,349,243      587,921     696,308     150,527     176,013
                                   ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          INVESCO INVESTMENT    INVESCO INVESTMENT    INVESCO INVESTMENT
                                          SERVICES SERIES II    SERVICES SERIES II    SERVICES SERIES II
                                              SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                        ----------------------  ------------------ ------------------------
                                                                   INVESCO V.I.
                                             INVESCO V.I.           GOVERNMENT     INVESCO V.I. MID CAP CORE
                                            CORE EQUITY II        SECURITIES II            EQUITY II
                                        ----------------------  ------------------ ------------------------
                                           2011        2010        2011 (D) (F)        2011         2010
                                        ----------  ----------  ------------------ -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (36,755) $  (37,056)    $   (73,394)    $  (153,927) $  (127,115)
Net realized gains (losses)............    121,191      35,776          68,042          19,907     (134,319)
Change in unrealized gains (losses)....   (135,460)    368,332         382,853        (640,995)   1,453,356
                                        ----------  ----------     -----------     -----------  -----------
Increase (decrease) in net assets from
  operations...........................    (51,024)    367,052         377,501        (775,015)   1,191,922
                                        ----------  ----------     -----------     -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     18,818      31,565          54,125          26,844       56,603
Benefit payments.......................    (28,660)    (31,565)        (75,924)        (50,189)     (19,733)
Payments on termination................   (476,021)   (477,727)     (1,878,224)     (1,233,079)    (961,101)
Loans--net.............................        441         433             244             131          139
Policy maintenance charge..............    (10,054)    (11,202)        (11,103)        (28,983)     (32,000)
Transfers among the sub-accounts and
  with the Fixed Account--net..........   (299,863)   (110,759)      8,045,410         273,584      145,447
                                        ----------  ----------     -----------     -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (795,339)   (599,255)      6,134,528      (1,011,692)    (810,645)
                                        ----------  ----------     -----------     -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (846,363)   (232,203)      6,512,029      (1,786,707)     381,277
NET ASSETS AT BEGINNING OF
  PERIOD...............................  4,933,372   5,165,575              --      10,939,156   10,557,879
                                        ----------  ----------     -----------     -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $4,087,009  $4,933,372     $ 6,512,029     $ 9,152,449  $10,939,156
                                        ==========  ==========     ===========     ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    462,929     521,664              --         799,363      864,101
       Units issued....................     22,190      42,396         835,363          99,347       93,516
       Units redeemed..................    (94,539)   (101,131)       (293,147)       (171,907)    (158,254)
                                        ----------  ----------     -----------     -----------  -----------
   Units outstanding at end of
     period............................    390,580     462,929         542,216         726,803      799,363
                                        ==========  ==========     ===========     ===========  ===========

--------
(d)On April 29, 2011 Invesco Van Kampen V.I. Government II merged into Invesco V.I. Government Securities II
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                      INVESCO INVESTMENT       INVESCO INVESTMENT        INVESCO INVESTMENT
                                      SERVICES SERIES II       SERVICES SERIES II        SERVICES SERIES II
                                         SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   -----------------------  ------------------------  ------------------------
                                   INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                        GOVERNMENT II         GROWTH AND INCOME II        MID CAP GROWTH II
                                   -----------------------  ------------------------  ------------------------
                                   2011 (D) (E)    2010         2011         2010         2011         2010
                                   ------------ ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   307,224  $ (127,672) $  (181,435) $  (523,357) $  (114,968) $  (115,467)
Net realized gains (losses).......    (179,832)      9,597      231,282     (599,312)     182,114     (161,942)
Change in unrealized gains
  (losses)........................     (83,413)    418,221   (1,143,446)   4,788,457     (855,627)   1,978,629
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................      43,979     300,146   (1,093,599)   3,665,788     (788,481)   1,701,220
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       6,941      34,002      143,408      225,713       29,408       30,393
Benefit payments..................        (355)     (4,245)    (344,461)    (287,929)     (89,435)     (17,735)
Payments on termination...........    (245,308)   (713,361)  (6,058,316)  (5,663,246)  (1,713,944)  (1,185,343)
Loans--net........................        (305)        (59)        (310)       3,393          380          567
Policy maintenance charge.........      (4,653)    (19,237)     (52,959)     (62,735)      (3,061)      (3,411)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............  (8,822,839)    548,690   (1,699,091)    (562,707)       4,225      616,488
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (9,066,519)   (154,210)  (8,011,729)  (6,347,511)  (1,772,427)    (559,041)
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (9,022,540)    145,936   (9,105,328)  (2,681,723)  (2,560,908)   1,142,179
NET ASSETS AT BEGINNING
  OF PERIOD.......................   9,022,540   8,876,604   36,316,104   38,997,827    8,353,390    7,211,211
                                   -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $9,022,540  $27,210,776  $36,316,104  $ 5,792,482  $ 8,353,390
                                   ===========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     796,786     809,001    2,874,431    3,407,638      568,230      614,321
       Units issued...............      16,446     203,752      224,146      313,378      125,727      153,494
       Units redeemed.............    (813,232)   (215,967)    (855,497)    (846,585)    (252,087)    (199,585)
                                   -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................          --     796,786    2,243,080    2,874,431      441,870      568,230
                                   ===========  ==========  ===========  ===========  ===========  ===========

--------
(d)On April 29, 2011 Invesco Van Kampen V.I. Government II merged into Invesco V.I. Government Securities II
(e)For the period beginning January 01, 2011 and ended April 28, 2011

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         J.P. MORGAN                  JANUS ASPEN               JANUS ASPEN
                                       SERIES TRUST II                  SERIES                    SERIES
                                         SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------------  ------------------------  ------------------------
                                          JPMORGAN
                                   IT SMALL CAP CORE PORTFOLIO         BALANCED                 ENTERPRISE
                                   --------------------------  ------------------------  ------------------------
                                      2011          2010           2011         2010         2011         2010
                                    ----------    ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (19,781)   $  (24,709)   $   251,454  $   406,795  $  (223,424) $  (251,796)
Net realized gains (losses).......     37,769       (50,801)     2,367,697      754,932      970,862      (25,527)
Change in unrealized gains
  (losses)........................    (98,413)      444,434     (2,425,246)     814,411   (1,100,850)   4,239,874
                                    ----------    ----------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    (80,425)      368,924        193,905    1,976,138     (353,412)   3,962,551
                                    ----------    ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................        463           758        217,014      239,478      153,046      143,712
Benefit payments..................    (10,287)      (14,715)      (407,098)    (230,134)    (172,504)    (114,750)
Payments on termination...........   (391,628)     (396,027)    (5,218,817)  (5,149,970)  (2,371,623)  (1,793,940)
Loans--net........................        342           336          1,762       (4,628)      (7,195)       3,976
Policy maintenance charge.........       (571)         (699)       (19,784)     (23,053)     (15,182)     (16,674)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (88,761)       (7,775)       684,577      (76,639)  (3,572,347)    (671,008)
                                    ----------    ----------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (490,442)     (418,122)    (4,742,346)  (5,244,946)  (5,985,805)  (2,448,684)
                                    ----------    ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (570,867)      (49,198)    (4,548,441)  (3,268,808)  (6,339,217)   1,513,867
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  1,720,091     1,769,289     30,163,795   33,432,603   19,900,933   18,387,066
                                    ----------    ----------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,149,224    $1,720,091    $25,615,354  $30,163,795  $13,561,716  $19,900,933
                                    ==========    ==========   ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    109,909       141,494      1,473,394    1,746,537    1,255,056    1,430,223
       Units issued...............      2,028         4,615        162,337      115,219       71,958      119,523
       Units redeemed.............    (33,561)      (36,200)      (360,016)    (388,362)    (449,333)    (294,690)
                                    ----------    ----------   -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     78,376       109,909      1,275,715    1,473,394      877,681    1,255,056
                                    ==========    ==========   ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                            SERIES                    SERIES                    SERIES
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                                                       FORTY                     JANUS
                                         FLEXIBLE BOND               PORTFOLIO                 PORTFOLIO
                                   ------------------------  ------------------------  ------------------------
                                       2011         2010         2011         2010         2011         2010
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $   301,917  $   369,058  $   (41,165) $   (53,161) $  (111,557) $   (50,059)
Net realized gains (losses).......     988,981      754,012      250,903      179,411       72,400     (290,500)
Change in unrealized gains
  (losses)........................    (585,477)     (78,120)    (480,578)      56,251     (772,638)   2,046,426
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     705,421    1,044,950     (270,840)     182,501     (811,795)   1,705,867
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      54,080      127,638        8,724        9,399       95,756      137,226
Benefit payments..................    (225,672)    (101,889)     (21,720)     (18,220)    (140,405)    (318,163)
Payments on termination...........  (2,550,760)  (2,996,702)    (827,280)    (845,697)  (1,701,871)  (1,855,419)
Loans--net........................       4,432      (11,908)         719         (775)         106        1,678
Policy maintenance charge.........      (6,185)      (7,311)        (558)        (683)     (12,595)     (14,837)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............      32,082      624,796     (478,889)    (167,784)    (653,465)    (574,113)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,692,023)  (2,365,376)  (1,319,004)  (1,023,760)  (2,412,474)  (2,623,628)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,986,602)  (1,320,426)  (1,589,844)    (841,259)  (3,224,269)    (917,761)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  15,359,712   16,680,138    4,204,873    5,046,132   14,665,898   15,583,659
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $13,373,110  $15,359,712  $ 2,615,029  $ 4,204,873  $11,441,629  $14,665,898
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     833,667      960,547      274,641      346,425    1,098,086    1,315,074
       Units issued...............      92,480      126,234       15,935       27,595       25,850       72,972
       Units redeemed.............    (233,448)    (253,114)    (104,517)     (99,379)    (220,739)    (289,960)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     692,699      833,667      186,059      274,641      903,197    1,098,086
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    JANUS ASPEN              JANUS ASPEN
                                          JANUS ASPEN                 SERIES                    SERIES
                                            SERIES               (SERVICE SHARES)          (SERVICE SHARES)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  -----------------------
                                                                                                FORTY
                                                                     BALANCED                 PORTFOLIO
                                           WORLDWIDE             (SERVICE SHARES)          (SERVICE SHARES)
                                   ------------------------  ------------------------  -----------------------
                                       2011         2010         2011         2010         2011        2010
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (115,029) $  (132,415) $    51,497  $    88,343  $   (69,493) $  (82,820)
Net realized gains (losses).......     (57,884)    (463,953)     625,100      128,487      156,247     126,601
Change in unrealized gains
  (losses)........................  (1,785,245)   2,525,236     (669,927)     364,389     (523,702)    190,216
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (1,958,158)   1,928,868        6,670      581,219     (436,948)    233,997
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      94,406      123,737       53,640       50,859       19,005      25,066
Benefit payments..................    (186,337)    (172,342)     (73,911)     (31,017)      (5,006)    (30,783)
Payments on termination...........  (1,819,518)  (1,947,404)  (1,243,317)  (1,185,544)    (690,496)   (828,922)
Loans--net........................       2,321        4,961          380         (146)          --        (239)
Policy maintenance charge.........     (12,695)     (15,092)     (16,936)     (20,799)      (9,640)    (12,267)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (429,452)  (1,667,335)     (94,737)     (14,328)    (157,912)    (70,227)
                                   -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (2,351,275)  (3,673,475)  (1,374,881)  (1,200,975)    (844,049)   (917,372)
                                   -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (4,309,433)  (1,744,607)  (1,368,211)    (619,756)  (1,280,997)   (683,375)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  14,987,943   16,732,550    9,453,162   10,072,918    5,805,138   6,488,513
                                   -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $10,678,510  $14,987,943  $ 8,084,951  $ 9,453,162  $ 4,524,141  $5,805,138
                                   ===========  ===========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,143,244    1,539,760      655,578      743,228      382,913     448,706
       Units issued...............      40,241       50,518       55,361       80,197       41,416      88,295
       Units redeemed.............    (235,076)    (447,034)    (148,692)    (167,847)     (98,482)   (154,088)
                                   -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................     948,409    1,143,244      562,247      655,578      325,847     382,913
                                   ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               JANUS ASPEN               JANUS ASPEN          JANUS ASPEN
                                                 SERIES                    SERIES                SERIES
                                            (SERVICE SHARES)          (SERVICE SHARES)      (SERVICE SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------
                                                 INTECH                                         PERKINS
                                              RISK-MANAGED                                      MID CAP
                                             CORE PORTFOLIO                                      VALUE
                                            (SERVICE SHARES)      OVERSEAS (SERVICE SHARES) (SERVICE SHARES)
                                        ------------------------  ------------------------  ----------------
                                          2010 (J)       2011         2010         2011           2010
                                        -----------  -----------  -----------  -----------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    32,120  $  (128,225) $  (116,711) $  (154,267)   $  (179,677)
Net realized gains (losses)............    (838,440)    (122,986)    (346,549)     224,974       (140,502)
Change in unrealized gains (losses)....     983,060   (3,777,761)   2,796,337     (682,657)     2,386,700
                                        -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  operations...........................     176,740   (4,028,972)   2,333,077     (611,950)     2,066,521
                                        -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      13,496       93,476       89,201       85,000         73,878
Benefit payments.......................      (1,933)     (68,718)     (45,113)    (146,029)       (75,012)
Payments on termination................     (86,491)  (1,998,603)  (1,565,808)  (1,824,331)    (2,086,677)
Loans--net.............................           4           67          167       (5,722)            49
Policy maintenance charge..............      (2,021)     (12,496)     (14,211)     (44,394)       (52,022)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (3,431,124)   1,672,666    1,379,037     (505,991)      (214,063)
                                        -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  contract transactions................  (3,508,069)    (313,608)    (156,727)  (2,441,467)    (2,353,847)
                                        -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (3,331,329)  (4,342,580)   2,176,350   (3,053,417)      (287,326)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   3,331,329   13,168,977   10,992,627   16,718,450     17,005,776
                                        -----------  -----------  -----------  -----------    -----------
NET ASSETS AT END OF
  PERIOD............................... $        --  $ 8,826,397  $13,168,977  $13,665,033    $16,718,450
                                        ===========  ===========  ===========  ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     312,525      834,540      854,902    1,086,460      1,254,260
       Units issued....................       8,750      402,017      397,555       91,125        109,642
       Units redeemed..................    (321,275)    (392,695)    (417,917)    (247,401)      (277,442)
                                        -----------  -----------  -----------  -----------    -----------
   Units outstanding at end of
     period............................          --      843,862      834,540      930,184      1,086,460
                                        ===========  ===========  ===========  ===========    ===========

--------
(j)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          JANUS ASPEN                LAZARD                   LAZARD
                                            SERIES                 RETIREMENT               RETIREMENT
                                       (SERVICE SHARES)           SERIES, INC.             SERIES, INC.
                                          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ----------------------  ------------------------  ---------------------
                                           WORLDWIDE                EMERGING              INTERNATIONAL
                                       (SERVICE SHARES)          MARKETS EQUITY               EQUITY
                                    ----------------------  ------------------------  ---------------------
                                       2011        2010         2011         2010        2011       2010
                                    ----------  ----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (12,390) $  (14,880) $     6,303  $   (28,966) $   2,859  $   (2,976)
Net realized gains (losses)........     48,371      17,788      425,460      312,604    (25,974)    (67,377)
Change in unrealized gains
  (losses).........................   (206,131)    171,768   (1,678,412)   1,172,214    (53,537)    103,419
                                    ----------  ----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets
  from operations..................   (170,150)    174,676   (1,246,649)   1,455,852    (76,652)     33,066
                                    ----------  ----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      2,636       2,040        9,110        9,243      2,327       3,527
Benefit payments...................    (11,292)    (10,034)    (142,209)     (17,123)   (10,279)    (16,801)
Payments on termination............   (245,607)   (306,298)  (1,807,552)  (1,808,137)  (155,987)   (193,552)
Loans--net.........................        324         319          178       (1,161)         1          25
Policy maintenance charge..........       (291)       (336)      (1,261)      (1,518)      (325)       (400)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (68,595)     (6,230)    (342,561)     348,213     (1,991)   (143,156)
                                    ----------  ----------  -----------  -----------  ---------  ----------
Increase (decrease) in net assets
  from contract transactions.......   (322,825)   (320,539)  (2,284,295)  (1,470,483)  (166,254)   (350,357)
                                    ----------  ----------  -----------  -----------  ---------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (492,975)   (145,863)  (3,530,944)     (14,631)  (242,906)   (317,291)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,382,565   1,528,428    8,023,528    8,038,159    967,222   1,284,513
                                    ----------  ----------  -----------  -----------  ---------  ----------
NET ASSETS AT END OF
  PERIOD........................... $  889,590  $1,382,565  $ 4,492,584  $ 8,023,528  $ 724,316  $  967,222
                                    ==========  ==========  ===========  ===========  =========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    135,895     170,512      197,466      239,864     91,332     127,291
       Units issued................     10,170      17,987       10,543       31,637      8,122       4,918
       Units redeemed..............    (42,653)    (52,604)     (71,672)     (74,035)   (24,568)    (40,877)
                                    ----------  ----------  -----------  -----------  ---------  ----------
   Units outstanding at end of
     period........................    103,412     135,895      136,337      197,466     74,886      91,332
                                    ==========  ==========  ===========  ===========  =========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           LEGG MASON                LEGG MASON
                                            PARTNERS                  PARTNERS                 LEGG MASON
                                            VARIABLE                  VARIABLE                  PARTNERS
                                          INCOME TRUST              INCOME TRUST        VARIABLE PORTFOLIOS I, INC
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                           LEGG MASON
                                           CLEARBRIDGE               LEGG MASON                LEGG MASON
                                      VARIABLE FUNDAMENTAL     WESTERN ASSET VARIABLE     CLEARBRIDGE VARIABLE
                                          ALL CAP VALUE           GLOBAL HIGH YIELD          LARGE CAP VALUE
                                            PORTFOLIO                  BOND II                 PORTFOLIO I
                                    ------------------------  ------------------------  ------------------------
                                        2011         2010         2011         2010         2011          2010
                                    -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (15,462) $     3,437  $   914,028  $ 1,121,459  $    35,376   $   106,598
Net realized gains (losses)........    (293,578)    (478,407)    (238,903)    (334,351)        (734)     (261,954)
Change in unrealized gains
  (losses).........................     (60,356)   1,220,555     (688,493)   1,426,333      203,086       677,940
                                    -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets
  from operations..................    (369,396)     745,585      (13,368)   2,213,441      237,728       522,584
                                    -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      13,906       15,963       81,493      104,272       16,609        15,387
Benefit payments...................    (102,714)     (24,105)    (117,212)    (153,274)     (89,310)      (95,871)
Payments on termination............  (1,145,926)  (1,134,908)  (2,233,658)  (2,272,186)  (1,717,875)   (1,647,259)
Loans--net.........................          --           --          389          390          163           310
Policy maintenance charge..........      (3,375)      (3,783)     (43,910)     (47,994)      (4,432)       (4,996)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (112,432)    (269,196)    (634,482)    (633,573)    (128,200)       97,949
                                    -----------  -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets
  from contract transactions.......  (1,350,541)  (1,416,029)  (2,947,380)  (3,002,365)  (1,923,045)   (1,634,480)
                                    -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (1,719,937)    (670,444)  (2,960,748)    (788,924)  (1,685,317)   (1,111,896)
NET ASSETS AT BEGINNING
  OF PERIOD........................   5,669,801    6,340,245   18,174,647   18,963,571    7,515,299     8,627,195
                                    -----------  -----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD........................... $ 3,949,864  $ 5,669,801  $15,213,899  $18,174,647  $ 5,829,982   $ 7,515,299
                                    ===========  ===========  ===========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     653,044      838,653    1,315,745    1,550,350      705,409       871,469
       Units issued................      37,376       22,014       92,053      113,657       65,531        82,502
       Units redeemed..............    (197,940)    (207,623)    (303,059)    (348,262)    (239,680)     (248,562)
                                    -----------  -----------  -----------  -----------  -----------   -----------
   Units outstanding at end of
     period........................     492,480      653,044    1,104,739    1,315,745      531,260       705,409
                                    ===========  ===========  ===========  ===========  ===========   ===========


                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             MFS VARIABLE             MFS VARIABLE             MFS VARIABLE
                                               INSURANCE               INSURANCE                 INSURANCE
                                                 TRUST                   TRUST                     TRUST
                                              SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  -----------------------  ------------------------
                                                                     MFS INVESTORS
                                              MFS GROWTH                 TRUST               MFS NEW DISCOVERY
                                        ----------------------  -----------------------  ------------------------
                                           2011        2010        2011         2010         2011         2010
                                        ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (47,349) $  (53,505) $  (14,528) $    (4,982) $  (124,921) $  (128,154)
Net realized gains (losses)............    111,193      27,173      88,029      (29,277)   1,624,062      254,746
Change in unrealized gains (losses)....   (136,156)    477,782    (153,637)     208,970   (2,265,533)   2,303,501
                                        ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    (72,312)    451,450     (80,136)     174,711     (766,392)   2,430,093
                                        ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     63,472      50,651       8,244       15,385       49,873       76,098
Benefit payments.......................    (17,915)    (24,929)    (11,067)     (26,967)     (58,567)     (10,221)
Payments on termination................   (558,573)   (461,361)   (576,504)    (403,210)  (1,914,107)    (987,354)
Loans--net.............................      1,442       1,348          --           --          206          202
Policy maintenance charge..............     (3,053)     (3,387)     (1,721)      (1,979)      (5,101)      (5,519)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (98,600)   (226,520)   (117,602)  (1,224,343)    (303,993)    (221,320)
                                        ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (613,227)   (664,198)   (698,650)  (1,641,114)  (2,231,689)  (1,148,114)
                                        ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (685,539)   (212,748)   (778,786)  (1,466,403)  (2,998,081)   1,281,979
NET ASSETS AT BEGINNING OF
  PERIOD...............................  3,761,006   3,973,754   2,564,459    4,030,862    9,187,637    7,905,658
                                        ----------  ----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $3,075,467  $3,761,006  $1,785,673  $ 2,564,459  $ 6,189,556  $ 9,187,637
                                        ==========  ==========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    388,592     469,127     244,755      427,322      602,713      697,875
       Units issued....................     19,836      48,957      25,986       14,948       68,318      105,634
       Units redeemed..................    (97,150)   (129,492)    (94,469)    (197,515)    (207,368)    (200,796)
                                        ----------  ----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    311,278     388,592     176,272      244,755      463,663      602,713
                                        ==========  ==========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                               MFS VARIABLE
                                             MFS VARIABLE             MFS VARIABLE               INSURANCE
                                               INSURANCE                INSURANCE                  TRUST
                                                 TRUST                    TRUST               (SERVICE CLASS)
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        ----------------------  ------------------------  ----------------------
                                                                                              MFS HIGH INCOME
                                             MFS RESEARCH           MFS TOTAL RETURN          (SERVICE CLASS)
                                        ----------------------  ------------------------  ----------------------
                                           2011        2010         2011         2010        2011        2010
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (10,664) $   (9,949) $   141,175  $   213,909  $  525,107  $  390,266
Net realized gains (losses)............     42,360      18,768      (47,765)    (274,798)    (72,747)   (124,812)
Change in unrealized gains (losses)....    (67,539)    230,069      (46,948)   1,316,119    (311,952)    540,530
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................    (35,843)    238,888       46,462    1,255,230     140,408     805,984
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     11,243      16,440       71,693      123,716      44,972      25,953
Benefit payments.......................     (5,973)     (8,582)     (80,649)    (186,165)    (62,265)    (86,730)
Payments on termination................   (231,687)   (208,402)  (2,581,886)  (2,220,851)   (966,290)   (678,577)
Loans--net.............................         --          --        1,020        2,013          --          --
Policy maintenance charge..............       (985)     (1,146)      (5,952)      (7,275)    (15,728)    (16,253)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     38,085    (131,980)    (687,477)    (624,569)    172,504     342,997
                                        ----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (189,317)   (333,670)  (3,283,251)  (2,913,131)   (826,807)   (412,610)
                                        ----------  ----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (225,160)    (94,782)  (3,236,789)  (1,657,901)   (686,399)    393,374
NET ASSETS AT BEGINNING OF
  PERIOD...............................  1,848,936   1,943,718   15,553,459   17,211,360   7,139,005   6,745,631
                                        ----------  ----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $1,623,776  $1,848,936  $12,316,670  $15,553,459  $6,452,606  $7,139,005
                                        ==========  ==========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    167,227     198,866    1,028,136    1,225,895     546,346     581,473
       Units issued....................      9,889       4,457       48,926       61,486      93,925      95,142
       Units redeemed..................    (29,839)    (36,096)    (267,284)    (259,245)   (157,274)   (130,269)
                                        ----------  ----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................    147,277     167,227      809,778    1,028,136     482,997     546,346
                                        ==========  ==========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE             MFS VARIABLE             MFS VARIABLE
                                             INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                             (SERVICE CLASS)          (SERVICE CLASS)         (SERVICE CLASS)
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  -----------------------
                                              MFS INVESTOR
                                              GROWTH STOCK             MFS INVESTORS         MFS NEW DISCOVERY
                                             (SERVICE CLASS)       TRUST (SERVICE CLASS)      (SERVICE CLASS)
                                        ------------------------  ----------------------  -----------------------
                                            2011         2010        2011        2010         2011        2010
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (119,877) $  (124,101) $  (15,732) $  (11,421) $  (110,823) $  (95,166)
Net realized gains (losses)............     283,422       79,529      31,290       5,611    1,461,737     158,535
Change in unrealized gains (losses)....    (219,773)   1,051,325     (88,103)    176,776   (2,197,478)  1,833,389
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................     (56,228)   1,006,753     (72,545)    170,966     (846,564)  1,896,758
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      86,633       74,262       4,792       3,916       40,849      29,298
Benefit payments.......................    (183,434)     (51,234)    (44,316)       (920)     (30,073)    (48,547)
Payments on termination................  (1,194,297)  (1,085,898)   (207,527)   (134,878)  (1,201,285)   (845,661)
Loans--net.............................         (15)          --          --          --           28         383
Policy maintenance charge..............     (27,495)     (32,005)     (4,108)     (4,804)      (4,477)     (4,560)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (105,470)    (310,482)    (20,326)   (143,880)    (859,653)  1,453,017
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,424,078)  (1,405,357)   (271,485)   (280,566)  (2,054,611)    583,930
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (1,480,306)    (398,604)   (344,030)   (109,600)  (2,901,175)  2,480,688
NET ASSETS AT BEGINNING OF
  PERIOD...............................   9,998,139   10,396,743   1,977,651   2,087,251    8,171,408   5,690,720
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 8,517,833  $ 9,998,139  $1,633,621  $1,977,651  $ 5,270,233  $8,171,408
                                        ===========  ===========  ==========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     860,095      987,469     162,499     187,049      555,518     519,514
       Units issued....................      71,207       64,245      10,757      19,657      128,647     192,976
       Units redeemed..................    (189,950)    (191,619)    (33,617)    (44,207)    (277,109)   (156,972)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................     741,352      860,095     139,639     162,499      407,056     555,518
                                        ===========  ===========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE              MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  -----------------------  ----------------------
                                                MFS TOTAL
                                                 RETURN                MFS UTILITIES              MFS VALUE
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                        ------------------------  -----------------------  ----------------------
                                            2011         2010         2011        2010        2011        2010
                                        -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    89,913  $   120,277  $    64,771  $   86,213  $  (13,652) $  (11,737)
Net realized gains (losses)............    (150,374)    (241,647)     211,827     (35,432)     67,983     (34,879)
Change in unrealized gains (losses)....      51,002    1,018,249      (23,833)    494,179    (133,415)    445,421
                                        -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................      (9,459)     896,879      252,765     544,960     (79,084)    398,805
                                        -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      46,367       26,050        5,768       5,288      57,591      19,993
Benefit payments.......................     (25,134)     (53,032)    (260,718)    (68,972)    (16,102)     (6,915)
Payments on termination................  (1,244,392)  (1,038,496)  (1,044,292)   (868,747)   (565,195)   (563,268)
Loans--net.............................           1           (1)         (47)        (38)         --          --
Policy maintenance charge..............     (24,767)     (28,201)      (1,223)     (1,287)     (8,564)    (10,197)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (861,729)    (415,969)     (43,480)     23,096      40,846     269,478
                                        -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (2,109,654)  (1,509,649)  (1,343,992)   (910,660)   (491,424)   (290,909)
                                        -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (2,119,113)    (612,770)  (1,091,227)   (365,700)   (570,508)    107,896
NET ASSETS AT BEGINNING OF
  PERIOD...............................  11,767,699   12,380,469    5,098,136   5,463,836   4,576,708   4,468,812
                                        -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 9,648,586  $11,767,699  $ 4,006,909  $5,098,136  $4,006,200  $4,576,708
                                        ===========  ===========  ===========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   1,007,089    1,143,655      230,091     275,649     356,034     380,606
       Units issued....................      66,650       69,706       27,776      34,010      44,514      60,708
       Units redeemed..................    (248,110)    (206,272)     (84,264)    (79,568)    (82,783)    (85,280)
                                        -----------  -----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period............................     825,629    1,007,089      173,603     230,091     317,765     356,034
                                        ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                            VARIABLE                  VARIABLE                 VARIABLE
                                          ACCOUNT FUNDS             ACCOUNT FUNDS            ACCOUNT FUNDS
                                         (SERVICE SHARES           (SERVICE SHARES          (SERVICE SHARES
                                             ("SS"))                   ("SS"))                  ("SS"))
                                           SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                    ------------------------  ------------------------  ----------------------
                                                                     OPPENHEIMER
                                           OPPENHEIMER               MAIN STREET              OPPENHEIMER
                                             GLOBAL                   SMALL MID             SMALL & MID-CAP
                                         SECURITIES (SS)            CAP (SS) (G)              GROWTH (SS)
                                    ------------------------  ------------------------  ----------------------
                                        2011         2010         2011         2010        2011        2010
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (50,784) $   (31,031) $  (336,541) $  (346,556) $  (37,316) $  (31,233)
Net realized gains (losses)........      50,462     (207,855)   1,120,460      104,179      43,571     (77,420)
Change in unrealized gains
  (losses).........................    (960,113)   1,595,077   (1,794,935)   6,045,272        (345)    568,572
                                    -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................    (960,435)   1,356,191   (1,011,016)   5,802,895       5,910     459,919
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     159,031      250,644      169,845      269,512      33,294      10,041
Benefit payments...................     (26,099)     (45,893)    (203,073)    (216,721)         --         (11)
Payments on termination............  (1,464,601)  (2,145,239)  (5,059,931)  (4,101,423)   (274,478)   (161,561)
Loans--net.........................         575        1,378          467          413          --          --
Policy maintenance charge..........      (6,935)      (8,768)     (37,365)     (43,178)     (6,659)     (5,949)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     (78,229)    (396,465)    (575,836)    (843,167)     (6,375)    135,780
                                    -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (1,416,258)  (2,344,343)  (5,705,893)  (4,934,564)   (254,218)    (21,700)
                                    -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (2,376,693)    (988,152)  (6,716,909)     868,331    (248,308)    438,219
NET ASSETS AT BEGINNING
  OF PERIOD........................  10,861,288   11,849,440   31,769,259   30,900,928   2,317,561   1,879,342
                                    -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 8,484,595  $10,861,288  $25,052,350  $31,769,259  $2,069,253  $2,317,561
                                    ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     769,738      955,758    2,221,830    2,620,847     230,424     233,747
       Units issued................      44,128       77,771      227,599      258,610      36,246      45,964
       Units redeemed..............    (145,991)    (263,791)    (614,236)    (657,627)    (59,450)    (49,287)
                                    -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period........................     667,875      769,738    1,835,193    2,221,830     207,220     230,424
                                    ===========  ===========  ===========  ===========  ==========  ==========

--------
(g)Previously known as Oppenheimer Main Street Small Cap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                       PANORAMA SERIES
                                         FUND, INC.             PIMCO VARIABLE             PIMCO VARIABLE
                                       (SERVICE SHARES             INSURANCE                  INSURANCE
                                           ("SS"))                   TRUST                      TRUST
                                         SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------  ------------------------  --------------------------
                                         OPPENHEIMER
                                        INTERNATIONAL            FOREIGN BOND
                                         GROWTH (SS)          (US DOLLAR-HEDGED)            MONEY MARKET
                                   ----------------------  ------------------------  --------------------------
                                      2011        2010         2011         2010         2011          2010
                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (17,100) $  (11,836) $   120,481  $    72,229  $   (563,746) $   (714,238)
Net realized gains (losses).......     98,133      57,672      169,529      662,153            --            --
Change in unrealized gains
  (losses)........................   (285,871)    262,817      693,495      764,830            --            --
                                   ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations.................   (204,838)    308,653      983,505    1,499,212      (563,746)     (714,238)
                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      8,317       4,158      112,114      127,989       240,285       355,691
Benefit payments..................    (33,820)    (10,100)    (355,491)    (117,919)     (463,487)     (999,388)
Payments on termination...........   (373,588)   (345,771)  (3,689,930)  (3,005,403)  (14,450,885)  (14,059,664)
Loans--net........................        163         910        1,340       (2,096)          779         1,096
Policy maintenance charge.........       (647)       (748)     (35,605)     (39,952)      (98,946)     (110,584)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (35,232)    189,568      315,871    1,642,817     7,095,398     7,524,019
                                   ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......   (434,807)   (161,983)  (3,651,701)  (1,394,564)   (7,676,856)   (7,288,830)
                                   ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................   (639,645)    146,670   (2,668,196)     104,648    (8,240,602)   (8,003,068)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  2,559,890   2,413,220   21,812,674   21,708,026    43,554,942    51,558,010
                                   ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $1,920,245  $2,559,890  $19,144,478  $21,812,674  $ 35,314,340  $ 43,554,942
                                   ==========  ==========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    161,603     172,292    1,623,469    1,720,501     4,059,009     4,732,637
       Units issued...............      6,507      32,803      327,699      613,821     1,421,726     1,786,779
       Units redeemed.............    (35,036)    (43,492)    (592,757)    (710,853)   (2,129,550)   (2,460,407)
                                   ----------  ----------  -----------  -----------  ------------  ------------
   Units outstanding at end of
     period.......................    133,074     161,603    1,358,411    1,623,469     3,351,185     4,059,009
                                   ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PIMCO VARIABLE             PIMCO VARIABLE
                                                INSURANCE                  INSURANCE
                                                  TRUST                      TRUST                PREMIER VIT
                                               SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  --------------------------  -------------------
                                                                                                     NACM
                                            PIMCO REAL RETURN         PIMCO TOTAL RETURN      SMALL CAP PORTFOLIO
                                        ------------------------  --------------------------  -------------------
                                            2011         2010         2011          2010           2010 (J)
                                        -----------  -----------  ------------  ------------  -------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   150,102  $   (35,353) $  1,041,159  $    980,747      $   (32,124)
Net realized gains (losses)............   1,388,263      508,096     2,799,445     5,015,599       (5,171,213)
Change in unrealized gains (losses)....   1,039,135    1,427,364    (1,952,064)      957,969        6,422,314
                                        -----------  -----------  ------------  ------------      -----------
Increase (decrease) in net assets from
  operations...........................   2,577,500    1,900,107     1,888,540     6,954,315        1,218,977
                                        -----------  -----------  ------------  ------------      -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     128,435      124,744       680,573       747,536           25,844
Benefit payments.......................    (399,025)    (337,893)   (1,093,488)     (935,656)          (8,261)
Payments on termination................  (4,497,836)  (3,809,881)  (19,227,527)  (19,986,907)        (457,985)
Loans--net.............................          99         (414)      (31,058)        3,392              188
Policy maintenance charge..............     (64,912)     (74,377)     (102,839)     (115,774)          (1,893)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     (10,938)     587,208      (130,515)    7,718,518       (9,553,622)
                                        -----------  -----------  ------------  ------------      -----------
Increase (decrease) in net assets from
  contract transactions................  (4,844,177)  (3,510,613)  (19,904,854)  (12,568,891)      (9,995,729)
                                        -----------  -----------  ------------  ------------      -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (2,266,677)  (1,610,506)  (18,016,314)   (5,614,576)      (8,776,752)
NET ASSETS AT BEGINNING OF
  PERIOD...............................  28,461,276   30,071,782   104,717,659   110,332,235        8,776,752
                                        -----------  -----------  ------------  ------------      -----------
NET ASSETS AT END OF
  PERIOD............................... $26,194,599  $28,461,276  $ 86,701,345  $104,717,659      $        --
                                        ===========  ===========  ============  ============      ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   2,174,425    2,443,907     6,864,203     7,660,894          788,913
       Units issued....................     303,768      335,345       990,571     1,477,897            9,952
       Units redeemed..................    (656,515)    (604,827)   (2,238,371)   (2,274,588)        (798,865)
                                        -----------  -----------  ------------  ------------      -----------
   Units outstanding at end of
     period............................   1,821,678    2,174,425     5,616,403     6,864,203               --
                                        ===========  ===========  ============  ============      ===========

--------
(j)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM                    PUTNAM                    RYDEX
                                        VARIABLE TRUST            VARIABLE TRUST           VARIABLE TRUST
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                                                                              RYDEX VT
                                              VT                        VT                   NASDAQ 100
                                          HIGH YIELD            INTERNATIONAL VALUE         STRATEGY FUND
                                   ------------------------  ------------------------  ----------------------
                                       2011         2010         2011         2010        2011        2010
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   324,058  $   329,309  $    40,453  $    83,566  $  (18,575) $  (20,273)
Net realized gains (losses).......     (47,017)     (73,237)    (518,176)    (784,414)    204,046     109,295
Change in unrealized gains
  (losses)........................    (237,361)     348,415      (53,967)     872,915    (172,325)    103,221
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................      39,680      604,487     (531,690)     172,067      13,146     192,243
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       8,240        8,583       23,006       26,462       1,194       5,764
Benefit payments..................    (258,041)     (55,848)     (19,012)     (14,923)         --      (3,696)
Payments on termination...........  (1,239,329)    (991,731)    (746,620)    (558,379)   (341,082)   (286,877)
Loans--net........................          --            2          272          447          --          --
Policy maintenance charge.........        (835)        (947)      (1,687)      (2,164)       (264)       (270)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (341,880)      32,211     (107,469)    (541,830)    (23,867)    (61,829)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,831,845)  (1,007,730)    (851,510)  (1,090,387)   (364,019)   (346,908)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (1,792,165)    (403,243)  (1,383,200)    (918,320)   (350,873)   (154,665)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,171,562    5,574,805    4,127,480    5,045,800   1,304,590   1,459,255
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,379,397  $ 5,171,562  $ 2,744,280  $ 4,127,480  $  953,717  $1,304,590
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     293,017      354,803      303,883      391,288     166,430     219,784
       Units issued...............      24,198       38,377       20,711       21,379      39,757      11,984
       Units redeemed.............    (126,170)    (100,163)     (86,222)    (108,784)    (85,449)    (65,338)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................     191,045      293,017      238,372      303,883     120,738     166,430
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            RYDEX                T. ROWE PRICE             T. ROWE PRICE
                                       VARIABLE TRUST         EQUITY SERIES, INC.       EQUITY SERIES, INC.
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                          RYDEX VT               T. ROWE PRICE             T. ROWE PRICE
                                        US LONG SHORT            EQUITY INCOME            MID-CAP GROWTH
                                   ----------------------  ------------------------  ------------------------
                                      2011        2010         2011         2010         2011         2010
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (43,338) $  (45,103) $    20,979  $    54,282  $  (202,121) $  (224,623)
Net realized gains (losses).......     17,551     (27,390)     (69,366)    (574,600)   2,176,548    1,217,351
Change in unrealized gains
  (losses)........................   (187,555)    338,393     (244,133)   2,574,016   (2,208,050)   2,328,324
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   (213,342)    265,900     (292,520)   2,053,698     (233,623)   3,321,052
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      5,744       8,317      100,363      108,589      108,470      155,400
Benefit payments..................    (14,152)         --     (130,635)    (136,319)     (74,811)    (238,580)
Payments on termination...........   (331,040)   (239,157)  (3,063,256)  (2,280,609)  (2,646,285)  (1,815,531)
Loans--net........................         --          --        1,686        2,721           49          105
Policy maintenance charge.........     (7,174)     (8,354)      (7,876)      (9,439)      (8,133)      (9,289)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............      3,996     (78,163)  (1,047,952)  (1,464,437)  (1,166,750)  (1,304,283)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (342,626)   (317,357)  (4,147,670)  (3,779,494)  (3,787,460)  (3,212,178)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (555,968)    (51,457)  (4,440,190)  (1,725,796)  (4,021,083)     108,874
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  2,988,137   3,039,594   16,880,461   18,606,257   14,624,649   14,515,775
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,432,169  $2,988,137  $12,440,271  $16,880,461  $10,603,566  $14,624,649
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    232,270     259,453    1,105,751    1,379,785      706,006      875,725
       Units issued...............     21,684      21,424       98,007       96,918       11,240       17,606
       Units redeemed.............    (48,188)    (48,607)    (371,198)    (370,952)    (196,752)    (187,325)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    205,766     232,270      832,560    1,105,751      520,494      706,006
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        T. ROWE PRICE            T. ROWE PRICE             T. ROWE PRICE
                                     EQUITY SERIES, INC.    EQUITY SERIES, INC. II    EQUITY SERIES, INC. II
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                        T. ROWE PRICE
                                         NEW AMERICA             T. ROWE PRICE             T. ROWE PRICE
                                           GROWTH             BLUE CHIP GROWTH II        EQUITY INCOME II
                                   ----------------------  ------------------------  ------------------------
                                      2011        2010         2011         2010         2011         2010
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (41,475) $  (42,416) $  (292,173) $  (306,855) $   (26,527) $    17,977
Net realized gains (losses).......    375,625     156,403      762,159      283,282     (369,580)  (1,103,575)
Change in unrealized gains
  (losses)........................   (419,658)    422,637     (403,119)   2,665,932     (282,501)   5,024,403
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    (85,508)    536,624       66,867    2,642,359     (678,608)   3,938,805
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     30,599      27,180      120,195      116,289      145,674      166,700
Benefit payments..................    (19,556)    (39,070)    (242,871)    (122,136)    (384,418)    (145,215)
Payments on termination...........   (504,723)   (407,512)  (2,410,824)  (2,540,627)  (4,068,849)  (4,141,517)
Loans--net........................         19          76          716        1,704          454         (584)
Policy maintenance charge.........     (1,527)     (1,721)     (48,035)     (54,513)     (75,662)     (87,845)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (70,039)    158,997     (556,932)    (917,072)    (100,976)  (1,609,990)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (565,227)   (262,050)  (3,137,751)  (3,516,355)  (4,483,777)  (5,818,451)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (650,735)    274,574   (3,070,884)    (873,996)  (5,162,385)  (1,879,646)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  3,417,362   3,142,788   19,964,613   20,838,609   31,544,325   33,423,971
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $2,766,627  $3,417,362  $16,893,729  $19,964,613  $26,381,940  $31,544,325
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    296,790     321,819    1,708,126    2,036,198    2,692,394    3,222,434
       Units issued...............     21,664      60,906      115,248      137,366      257,098      221,360
       Units redeemed.............    (73,645)    (85,935)    (374,849)    (465,438)    (637,466)    (751,400)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    244,809     296,790    1,448,525    1,708,126    2,312,026    2,692,394
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    THE UNIVERSAL             THE UNIVERSAL
                                        T. ROWE PRICE               INSTITUTIONAL             INSTITUTIONAL
                                   INTERNATIONAL SERIES, INC.        FUNDS, INC.               FUNDS, INC.
                                         SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------  ------------------------  ------------------------
                                        T. ROWE PRICE              VAN KAMPEN UIF            VAN KAMPEN UIF
                                     INTERNATIONAL STOCK             GROWTH (H)              MID CAP GROWTH
                                   -------------------------  ------------------------  ------------------------
                                       2011         2010          2011         2010         2011         2010
                                   -----------   ----------   -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (13,817)  $  (35,435)  $  (168,504) $  (188,363) $   (38,948) $   (53,346)
Net realized gains (losses).......      26,688      (51,215)    1,723,987    1,067,636      311,400       82,662
Change in unrealized gains
  (losses)........................    (742,748)     838,787    (1,832,672)   1,677,372     (476,979)     923,463
                                   -----------   ----------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    (729,877)     752,137      (277,189)   2,556,645     (204,527)     952,779
                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     136,364       58,367        29,546       29,434        2,263        5,024
Benefit payments..................     (50,183)     (20,947)     (188,450)    (138,393)      (3,547)     (14,772)
Payments on termination...........    (981,628)    (711,893)   (3,225,085)  (2,548,310)    (949,014)  (1,017,862)
Loans--net........................         423          392           220          291        1,025       (2,088)
Policy maintenance charge.........      (2,319)      (2,638)       (2,670)      (3,038)      (1,222)      (1,295)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (927,375)     668,084      (790,310)    (839,556)    (251,556)     205,542
                                   -----------   ----------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,824,718)      (8,635)   (4,176,749)  (3,499,572)  (1,202,051)    (825,451)
                                   -----------   ----------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,554,595)     743,502    (4,453,938)    (942,927)  (1,406,578)     127,328
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   6,289,710    5,546,208    13,745,002   14,687,929    3,904,062    3,776,734
                                   -----------   ----------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 3,735,115   $6,289,710   $ 9,291,064  $13,745,002  $ 2,497,484  $ 3,904,062
                                   ===========   ==========   ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     573,152      556,362       920,564    1,190,196      244,478      308,323
       Units issued...............      55,888      163,100        26,810       43,285       12,452       45,618
       Units redeemed.............    (237,134)    (146,310)     (296,986)    (312,917)     (86,090)    (109,463)
                                   -----------   ----------   -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     391,906      573,152       650,388      920,564      170,840      244,478
                                   ===========   ==========   ===========  ===========  ===========  ===========

--------
(h)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                         THE UNIVERSAL            THE UNIVERSAL
                                         INSTITUTIONAL            INSTITUTIONAL                VAN ECK
                                          FUNDS, INC.              FUNDS, INC.                WORLDWIDE
                                          (CLASS II)               (CLASS II)                 INSURANCE
                                          SUB-ACCOUNT              SUB-ACCOUNT            TRUST SUB-ACCOUNT
                                    ----------------------  ------------------------  ------------------------
                                                                 VAN KAMPEN UIF              VAN ECK VIP
                                        VAN KAMPEN UIF              U.S. REAL                 EMERGING
                                     GROWTH (CLASS II) (I)      ESTATE (CLASS II)              MARKETS
                                    ----------------------  ------------------------  ------------------------
                                       2011        2010         2011         2010         2011         2010
                                    ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (36,543) $  (40,422) $  (182,868) $    76,456  $   (25,670) $   (73,172)
Net realized gains (losses)........    221,178     260,583     (759,520)  (1,689,320)    (435,355)  (1,376,216)
Change in unrealized gains
  (losses).........................   (267,714)    239,345    1,497,793    6,181,972   (1,538,194)   3,125,660
                                    ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................    (83,079)    459,506      555,405    4,569,108   (1,999,219)   1,676,272
                                    ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      7,152      11,621       99,907      110,493       48,499       34,368
Benefit payments...................         --      (6,169)     (81,618)     (79,332)     (16,657)     (12,636)
Payments on termination............   (451,321)   (312,617)  (2,088,230)  (2,681,954)    (976,866)  (2,183,390)
Loans--net.........................         --          --           49           45           99           92
Policy maintenance charge..........     (1,413)     (1,684)     (50,409)     (55,721)      (3,801)      (4,355)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    (90,340)     76,935     (525,191)  (1,849,901)  (2,232,295)   1,316,562
                                    ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (535,922)   (231,914)  (2,645,492)  (4,556,370)  (3,181,021)    (849,359)
                                    ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (619,001)    227,592   (2,090,087)      12,738   (5,180,240)     826,913
NET ASSETS AT BEGINNING
  OF PERIOD........................  2,620,247   2,392,655   18,542,475   18,529,737    9,953,313    9,126,400
                                    ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $2,001,246  $2,620,247  $16,452,388  $18,542,475  $ 4,773,073  $ 9,953,313
                                    ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    185,235     204,312    1,145,616    1,460,417      374,186      428,688
       Units issued................     24,806     149,653      183,480       97,107       47,957      170,570
       Units redeemed..............    (61,790)   (168,730)    (351,444)    (411,908)    (176,112)    (225,072)
                                    ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period........................    148,251     185,235      977,652    1,145,616      246,031      374,186
                                    ==========  ==========  ===========  ===========  ===========  ===========

--------
(i)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 VAN ECK                  VAN ECK
                                                WORLDWIDE                WORLDWIDE
                                                INSURANCE                INSURANCE              WELLS FARGO
                                                  TRUST                    TRUST               VARIABLE TRUST
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  -----------------------
                                                 VAN ECK                  VAN ECK               WELLS FARGO
                                               VIP GLOBAL              VIP MULTI-MGR            ADVANTAGE VT
                                               HARD ASSETS              ALTERNATIVE              DISCOVERY
                                        ------------------------  ----------------------  -----------------------
                                            2011         2010        2011        2010         2011        2010
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (33,890) $  (119,044) $  (13,407) $  (35,488) $   (69,154) $  (65,774)
Net realized gains (losses)............     996,801      232,995      19,032       2,077      661,286     183,727
Change in unrealized gains (losses)....  (2,528,701)   2,111,276     (89,873)    107,274     (675,936)  1,109,072
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................  (1,565,790)   2,225,227     (84,248)     73,863      (83,804)  1,227,025
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     122,290      101,782       6,837       9,136       16,042      18,955
Benefit payments.......................    (170,248)     (39,705)     (9,009)    (11,466)     (27,846)     (6,149)
Payments on termination................    (898,257)  (2,165,547)   (349,652)   (233,489)    (874,238)   (420,581)
Loans--net.............................          99           93          --          --          563         434
Policy maintenance charge..............      (4,257)      (4,686)     (8,005)     (8,495)      (3,337)     (3,423)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (989,063)    (968,343)     38,019     179,382     (335,213)    175,326
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,939,436)  (3,076,406)   (321,810)    (64,932)  (1,224,029)   (235,438)
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (3,505,226)    (851,179)   (406,058)      8,931   (1,307,833)    991,587
NET ASSETS AT BEGINNING OF
  PERIOD...............................  10,802,594   11,653,773   2,324,988   2,316,057    4,894,523   3,902,936
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 7,297,368  $10,802,594  $1,918,930  $2,324,988  $ 3,586,690  $4,894,523
                                        ===========  ===========  ==========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     317,886      435,654     218,452     225,094      311,512     331,361
       Units issued....................     110,494       66,371      34,605      43,165       83,374      67,571
       Units redeemed..................    (167,135)    (184,139)    (65,460)    (49,807)    (164,099)    (87,420)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................     261,245      317,886     187,597     218,452      230,787     311,512
                                        ===========  ===========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                         WELLS FARGO
                                                                       VARIABLE TRUST
                                                                         SUB-ACCOUNT
                                                                  ------------------------
                                                                         WELLS FARGO
                                                                        ADVANTAGE VT
                                                                         OPPORTUNITY
                                                                  ------------------------
                                                                      2011         2010
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $  (113,187) $   (71,131)
Net realized gains (losses)......................................    (323,261)    (414,344)
Change in unrealized gains (losses)..............................    (113,851)   2,242,940
                                                                  -----------  -----------
Increase (decrease) in net assets from operations................    (550,299)   1,757,465
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits.........................................................      32,103       48,912
Benefit payments.................................................     (68,164)     (16,405)
Payments on termination..........................................  (1,419,791)  (1,237,035)
Loans--net.......................................................         138          136
Policy maintenance charge........................................      (5,216)      (6,119)
Transfers among the sub-accounts and with the Fixed Account--net.  (1,166,133)    (343,982)
                                                                  -----------  -----------
Increase (decrease) in net assets from contract transactions.....  (2,627,063)  (1,554,493)
                                                                  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS................................  (3,177,362)     202,972
NET ASSETS AT BEGINNING OF PERIOD................................   9,112,475    8,909,503
                                                                  -----------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 5,935,113  $ 9,112,475
                                                                  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period......................     682,818      812,830
       Units issued..............................................      37,594       29,919
       Units redeemed............................................    (242,935)    (159,931)
                                                                  -----------  -----------
   Units outstanding at end of period............................     477,477      682,818
                                                                  ===========  ===========

                      See notes to financial statements.

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting Agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

THE ALGER PORTFOLIOS (CLASS 1-2)                   DWS VARIABLE SERIES I
   Alger Capital Appreciation (Class 1-2)             DWS Bond VIP A
   Alger Growth & Income (Class 1-2)                   DWS Global Small Cap Growth VIP A
   Alger Large Cap Growth (Class 1-2)                     (Previously known as DWS Global
   Alger Mid Cap Growth (Class 1-2)                       Opportunities VIP A)
   Alger Small Cap Growth (Class 1-2)                 DWS Growth and Income VIP A
                                                      DWS International VIP A
THE ALGER PORTFOLIOS (CLASS S)
   Alger Capital Appreciation (Class S)            DWS VARIABLE SERIES II
   Alger Large Cap Growth (Class S)                   DWS Balanced VIP A II
   Alger Mid Cap Growth (Class S)
                                                   FEDERATED INSURANCE SERIES
DWS INVESTMENTS VARIABLE INSURANCE TRUST FUNDS        Federated Fund for U.S. Government Securities II
   DWS Equity 500 Index VIP B                         Federated High Income Bond Fund II
   DWS Small Cap Index VIP B                           Federated Managed Volatility Fund II
                                                          (Previously known as Federated Capital
                                                          Income Fund II)

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                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND           JANUS ASPEN SERIES
   VIP Asset Manager                                   Balanced
   VIP Contrafund                                      Enterprise
   VIP Equity-Income                                   Flexible Bond
   VIP Growth                                          Forty Portfolio
   VIP Index 500                                       Janus Portfolio
   VIP Money Market                                    Worldwide
   VIP Overseas
                                                    JANUS ASPEN SERIES (SERVICE SHARES)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND              Balanced (Service Shares)
(SERVICE CLASS 2)                                      Forty Portfolio (Service Shares)
   VIP Asset Manager (Service Class 2)                  INTECH Risk-Managed Core Portfolio (Service
   VIP Contrafund (Service Class 2)                        Shares) (For the period beginning
   VIP Equity-Income (Service Class 2)                     January 1, 2010 and ended April 30, 2010)
   VIP Growth (Service Class 2)                        Overseas (Service Shares)
   VIP Index 500 (Service Class 2)                     Perkins Mid Cap Value (Service Shares)
   VIP Investment Grade Bond (Service Class 2)         Worldwide (Service Shares)
   VIP Money Market (Service Class 2)
   VIP Overseas (Service Class 2)                   LAZARD RETIREMENT SERIES, INC.
                                                       Emerging Markets Equity
GOLDMAN SACHS VARIABLE INSURANCE TRUST                 International Equity
   VIT Strategic International Equity
   VIT Structured Small Cap Equity                  LEGG MASON PARTNERS VARIABLE INCOME TRUST
                                                        Legg Mason ClearBridge Variable Fundamental
INVESCO INVESTMENT SERVICES                                All Cap Value Portfolio
   Invesco V.I. Basic Value                             Legg Mason Western Asset Variable Global
   Invesco V.I. Capital Appreciation                       High Yield Bond II
   Invesco V.I. High Yield
    Invesco Van Kampen V.I. High Yield (On          LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
       April 29, 2011 Invesco Van Kampen V.I.           Legg Mason ClearBridge Variable Large
       High Yield merged into Invesco V.I. High            CapValue Portfolio I
       Yield)
   Invesco Van Kampen V.I. Mid Cap Value            MFS VARIABLE INSURANCE TRUST
                                                       MFS Growth
INVESCO INVESTMENT SERVICES SERIES II                  MFS Investors Trust
   Invesco V.I. Basic Value II                         MFS New Discovery
   Invesco V.I. Capital Appreciation II                MFS Research
   Invesco V.I. Core Equity II                         MFS Total Return
   Invesco V.I. Government Securities II
   Invesco V.I. Mid Cap Core Equity II              MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
    Invesco Van Kampen V.I. Government II (On          MFS High Income (Service Class)
       April 29, 2011 Invesco Van Kampen V.I.          MFS Investor Growth Stock (Service Class)
       Government II merged into Invesco V.I.          MFS Investors Trust (Service Class)
       Government Securities II)                       MFS New Discovery (Service Class)
   Invesco Van Kampen V.I. Growth and Income II        MFS Total Return (Service Class)
   Invesco Van Kampen V.I. Mid Cap Growth II           MFS Utilities (Service Class)
                                                       MFS Value (Service Class)
J.P. MORGAN SERIES TRUST II
   JPMorgan IT Small Cap Core Portfolio

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS                     T. ROWE PRICE EQUITY SERIES, INC.
(SERVICE SHARES ("SS"))                                   T. Rowe Price Equity Income
   Oppenheimer Global Securities (SS)                     T. Rowe Price Mid-Cap Growth
    Oppenheimer Main Street Small Mid Cap (SS)            T. Rowe Price New America Growth
       (Previously known as Oppenheimer Main
       Street Small Cap Fund (SS))                     T. ROWE PRICE EQUITY SERIES, INC. II
   Oppenheimer Small & Mid-Cap Growth (SS)                T. Rowe Price Blue Chip Growth II
                                                          T. Rowe Price Equity Income II
PANORAMA SERIES FUND, INC. (SERVICE SHARES ("SS"))
   Oppenheimer International Growth (SS)               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                          T. Rowe Price International Stock
PIMCO VARIABLE INSURANCE TRUST
   Foreign Bond (US Dollar-Hedged)                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Money Market                                            Van Kampen UIF Growth (Previously known as
   PIMCO Real Return                                          Van Kampen UIF Capital Growth)
   PIMCO Total Return                                     Van Kampen UIF Mid Cap Growth

PREMIER VIT                                            THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
    NACM Small Cap Portfolio (For the period               Van Kampen UIF Growth (Class II) (Previously
       beginning January 1, 2010 and ended                    known as Van Kampen UIF Capital Growth
       April 30, 2010)                                        (Class II))
                                                          Van Kampen UIF U.S. Real Estate (Class II)
PUTNAM VARIABLE TRUST
   VT High Yield                                       VAN ECK WORLDWIDE INSURANCE TRUST
   VT International Value                                 Van Eck VIP Emerging Markets
                                                          Van Eck VIP Global Hard Assets
RYDEX VARIABLE TRUST                                      Van Eck VIP Multi-Mgr Alternative
   Rydex VT Nasdaq 100 Strategy Fund
   Rydex VT US Long Short                              WELLS FARGO VARIABLE TRUST
                                                          Wells Fargo Advantage VT Discovery
                                                          Wells Fargo Advantage VT Opportunity

   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the variable annuity account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account--net" on the Statements of Changes in Net Assets.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

   ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as a redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                                                               PURCHASES
                                                                                              -----------
Investments in the The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class I-2).................................................... $ 1,849,476
   Alger Growth & Income (Class I-2).........................................................     396,130
   Alger Large Cap Growth (Class I-2)........................................................     719,037
   Alger Mid Cap Growth (Class I-2)..........................................................     362,399
   Alger Small Cap Growth Portfolio (Class 1-2)..............................................     380,016

Investments in the The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................................     535,224
   Alger Large Cap Growth (Class S)..........................................................     380,616
   Alger Mid Cap Growth (Class S)............................................................     741,740

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B................................................................      74,181
   DWS Small Cap Index VIP B.................................................................      62,919

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................     509,327
   DWS Global Small Cap Growth VIP A (a).....................................................     427,369
   DWS Growth and Income VIP A...............................................................     248,592
   DWS International VIP A...................................................................     130,723

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     140,268

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Fund for U.S. Government Securities II..........................................   1,885,827
   Federated High Income Bond Fund II........................................................   3,882,575
   Federated Managed Volatility Fund II (b)..................................................     338,368

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................................     273,307
   VIP Contrafund............................................................................   1,451,878
   VIP Equity-Income.........................................................................     813,967
   VIP Growth................................................................................   1,316,093
   VIP Index 500.............................................................................   2,263,426
   VIP Money Market..........................................................................  20,961,154
   VIP Overseas..............................................................................     427,029

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     214,009
   VIP Contrafund (Service Class 2)..........................................................   1,804,024
   VIP Equity-Income (Service Class 2).......................................................   1,330,835
   VIP Growth (Service Class 2)..............................................................   1,117,541

--------
(a)Previously known as DWS Global Opportunities VIP A
(b)Previously known as Federated Capital Income Fund II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2).......................................................... $ 2,782,351
   VIP Investment Grade Bond (Service Class 2)..............................................   6,792,995
   VIP Money Market (Service Class 2).......................................................  10,777,398
   VIP Overseas (Service Class 2)...........................................................   2,740,176

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity.......................................................      67,074
   VIT Structured Small Cap Equity..........................................................      58,387

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Basic Value.................................................................     327,604
   Invesco V.I. Capital Appreciation........................................................       4,443
   Invesco V.I. High Yield (c) (e)..........................................................   3,363,152
   Invesco Van Kampen V.I. High Yield (c) (f)...............................................     393,628
   Invesco Van Kampen V.I. Mid Cap Value....................................................   1,046,611

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Basic Value II..............................................................     312,029
   Invesco V.I. Capital Appreciation II.....................................................      29,557
   Invesco V.I. Core Equity II..............................................................     190,533
   Invesco V.I. Government Securities II (d) (f)............................................   9,307,406
   Invesco V.I. Mid Cap Core Equity II......................................................     879,427
   Invesco Van Kampen V.I. Government II (d) (e)............................................     455,627
   Invesco Van Kampen V.I. Growth and Income II.............................................   2,022,112
   Invesco Van Kampen V.I. Mid Cap Growth II................................................   1,466,267

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio.....................................................      26,453

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................   4,102,169
   Enterprise...............................................................................     369,059
   Flexible Bond............................................................................   2,547,252
   Forty Portfolio..........................................................................     147,381
   Janus Portfolio..........................................................................     210,336
   Worldwide................................................................................     306,666

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)................................................................   1,216,007
   Forty Portfolio (Service Shares).........................................................     475,269
   Overseas (Service Shares)................................................................   4,720,661
   Perkins Mid Cap Value (Service Shares)...................................................   1,007,193
   Worldwide (Service Shares)...............................................................      93,864

--------
(c)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(d)On April 29, 2011 Invesco Van Kampen V.I. Government II merged into Invesco V.I. Government Securities II
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity.................................................................. $   332,136
   International Equity.....................................................................      93,146

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio......................     309,829
   Legg Mason Western Asset Variable Global High Yield Bond II..............................   1,726,920

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................     716,479

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................     194,486
   MFS Investors Trust......................................................................     246,003
   MFS New Discovery........................................................................   1,659,127
   MFS Research.............................................................................      95,735
   MFS Total Return.........................................................................     743,852

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................   1,597,265
   MFS Investor Growth Stock (Service Class)................................................     516,598
   MFS Investors Trust (Service Class)......................................................     129,635
   MFS New Discovery (Service Class)........................................................   2,614,161
   MFS Total Return (Service Class).........................................................     749,959
   MFS Utilities (Service Class)............................................................     667,954
   MFS Value (Service Class)................................................................     552,277

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................     440,166
   Oppenheimer Main Street Small Mid Cap (SS) (g)...........................................   2,142,558
   Oppenheimer Small & Mid-Cap Growth (SS)..................................................     353,734

Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)....................................................     104,171

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................   4,075,668
   Money Market.............................................................................  11,554,038
   PIMCO Real Return........................................................................   3,847,776
   PIMCO Total Return.......................................................................  12,673,161

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield............................................................................     628,903
   VT International Value...................................................................     298,619

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund........................................................     269,947
   Rydex VT US Long Short...................................................................     204,227

--------
(g)Previously known as Oppenheimer Main Street Cap Fund (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income...................................................... $  1,097,164
   T. Rowe Price Mid-Cap Growth.....................................................    1,323,409
   T. Rowe Price New America Growth.................................................      448,109

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II................................................      678,100
   T. Rowe Price Equity Income II...................................................    2,257,640

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock................................................      448,667

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Growth (h)........................................................      191,882
   Van Kampen UIF Mid Cap Growth....................................................      165,773

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Growth (Class II) (i).............................................      298,274
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,658,892

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck VIP Emerging Markets.....................................................      943,292
   Van Eck VIP Global Hard Assets...................................................    3,292,013
   Van Eck VIP Multi-Mgr Alternative................................................      309,365

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery...............................................    1,163,096
   Wells Fargo Advantage VT Opportunity.............................................      113,988
                                                                                     ------------
                                                                                     $168,205,331
                                                                                     ============

--------
(h)Previously known as Van Kampen UIF Capital Growth
(i)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The Alger
  Portfolio (Class 1-2)
  Sub-Accounts:
   Alger Capital Appreciation (Class I-2)
   2011......................   923   $ 8.77 - 20.27    $11,846       0.11%     1.25 - 1.80%  -2.08 -  -1.54%
   2010......................   988     8.95 - 20.59     13,529       0.38      1.25 - 1.80   11.99 -  12.61
   2009...................... 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008...................... 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007...................... 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87

   Alger Growth & Income (Class I-2)
   2011......................   470     7.50 - 13.53      4,958       1.72      1.25 - 1.80    4.61 -   5.19
   2010......................   578     7.17 - 12.86      5,808       1.45      1.25 - 1.80   10.27 -  10.87
   2009......................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008......................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007...................... 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76

   Alger Large Cap Growth (Class I-2)
   2011......................   535     7.16 - 12.35      5,354       1.04      1.25 - 1.80   -2.12 -  -1.58
   2010......................   761     7.31 - 12.55      7,590       0.75      1.25 - 1.80   11.37 -  11.98
   2009......................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008...................... 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82
   2007...................... 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80   17.79 -  18.45

   Alger Mid Cap Growth (Class I-2)
   2011......................   882     9.38 - 17.19     10,941       0.35      1.25 - 1.80   -9.91 -  -9.41
   2010...................... 1,152    10.41 - 18.97     15,723       0.00      1.25 - 1.80   17.25 -  17.90
   2009...................... 1,405     8.88 - 16.09     16,508       0.00      1.25 - 1.80   49.00 -  49.82
   2008...................... 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87
   2007...................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80   29.20 -  29.92

   Alger Small Cap Growth (Class 1-2)
   2011......................   586     7.92 - 13.43      6,306       0.00      1.25 - 1.80   -4.91 -  -4.38
   2010......................   999     8.33 - 14.04     11,833       0.00      1.25 - 1.80   23.06 -  23.74
   2009...................... 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008...................... 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27
   2007...................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80   15.14 -  15.78

Investments in the The Alger
  Portfolio (Class S)
  Sub-Accounts:
   Alger Capital Appreciation (Class S)
   2011......................   212    14.50 - 15.65      3,270       0.00      1.35 - 2.30   -2.91 -  -1.97
   2010......................   254    14.93 - 15.97      3,999       0.21      1.35 - 2.30   11.02 -  12.09
   2009......................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008......................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00
   2007......................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30   30.12 -  31.39

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------

Investments in the The Alger
  Portfolio (Class S)
  Sub-Accounts (continued):
   Alger Large Cap Growth (Class S)
   2011......................   539   $10.57 - 11.41    $ 6,624       0.57%     1.35 - 2.30%  -3.04 -  -2.10%
   2010......................   665    10.90 - 11.66      8,370       0.50      1.35 - 2.30   10.31 -  11.38
   2009......................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008......................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02
   2007...................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45   16.69 -  18.01

   Alger Mid Cap Growth (Class S)
   2011......................   619     9.66 - 10.43      6,344       0.00      1.35 - 2.30  -10.69 -  -9.82
   2010......................   737    10.81 - 11.56      8,393       0.00      1.35 - 2.30   16.15 -  17.28
   2009......................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008...................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03
   2007...................... 1,075    15.52 - 16.12     17,169       0.00      1.35 - 2.30   28.24 -  29.49

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2011......................   117    13.08 - 13.91      1,607       1.44      1.35 - 2.05   -0.58 -   0.13
   2010......................   180    13.16 - 13.89      2,461       1.66      1.35 - 2.05   12.17 -  12.97
   2009......................   240    11.73 - 12.30      2,918       2.79      1.35 - 2.05   23.44 -  24.33
   2008......................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19
   2007......................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61

   DWS Small Cap Index VIP B
   2011......................    33    16.35 - 17.39        565       0.67      1.35 - 2.05   -6.53 -  -5.86
   2010......................    40    17.49 - 18.47        739       0.64      1.35 - 2.05   23.52 -  24.41
   2009......................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008......................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007......................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 -  -3.49

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2011......................   386    12.70 - 13.83      5,257       4.46      1.25 - 1.80    3.80 -   4.38
   2010......................   507    12.23 - 13.25      6,644       4.56      1.25 - 1.80    4.89 -   5.46
   2009......................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008......................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007......................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Variable Series I
  Sub-Accounts (continued):
   DWS Global Small Cap Growth VIP A (a)
   2011......................   371   $11.09 - 21.33    $ 5,434       1.78%     1.25 - 1.80% -11.50 - -11.02%
   2010......................   476    12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07
   2009......................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008......................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007......................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97

   DWS Growth and Income VIP A
   2011......................   133     8.65 - 10.21      1,231       1.31      1.25 - 1.80   -1.92 -  -1.38
   2010......................   149     8.82 - 10.35      1,397       1.82      1.25 - 1.80   12.36 -  12.98
   2009......................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008......................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007......................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09

   DWS International VIP A
   2011......................   250     5.89 -  8.80      1,747       1.89      1.25 - 1.80  -18.16 - -17.71
   2010......................   296     7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36
   2009......................   349     7.21 - 10.66      2,995       4.90      1.25 - 1.80   31.14 -  31.86
   2008......................   517     5.50 -  8.08      3,363       1.41      1.25 - 1.80  -49.14 - -48.86
   2007......................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80   12.53 -  13.16

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2011......................   326    10.78 - 11.18      3,589       1.66      1.25 - 1.80   -3.18 -  -2.65
   2010......................   430    11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84
   2009......................   533    10.19 - 10.45      5,512       3.77      1.25 - 1.80   21.23 -  21.90
   2008......................   672     8.40 -  8.58      5,723       4.45      1.25 - 1.80  -28.63 - -28.24
   2007......................   911    11.78 - 11.95     10,829       3.46      1.25 - 1.80    2.96 -   3.53

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Fund for U.S. Government Securities II
   2011......................   914    14.85 - 16.42     14,739       4.16      1.25 - 1.80    3.90 -   4.47
   2010...................... 1,209    14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -   3.86
   2009...................... 1,604    13.83 - 15.14     23,714       5.12      1.25 - 1.80    3.33 -   3.90
   2008...................... 1,973    13.39 - 14.57     28,120       5.20      1.25 - 1.80    2.42 -   2.98
   2007...................... 2,265    13.07 - 14.15     31,456       3.97      1.25 - 1.80    4.38 -   4.96

--------
(a)Previously known as DWS Global Opportunities VIP A

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts (continued):
   Federated High Income Bond Fund II
   2011.......................   669   $16.80 - 17.36    $11,919        8.82%    1.25 - 1.80%   3.30 -   3.86%
   2010.......................   863    16.27 - 16.71     15,032        8.37     1.25 - 1.80   12.68 -  13.31
   2009....................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008....................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007....................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14

   Federated Managed Volatility Fund II (b)
   2011.......................   218    10.01 - 11.70      2,801        3.82     1.25 - 1.80    2.91 -   3.48
   2010.......................   308     9.72 - 11.31      3,722        5.62     1.25 - 1.80   10.09 -  10.69
   2009.......................   419     8.83 - 10.21      4,498        5.82     1.25 - 1.80   25.99 -  26.68
   2008.......................   447     7.01 -  8.06      3,846        5.96     1.25 - 1.80  -21.80 - -21.37
   2007.......................   505     8.97 - 10.25      5,623        5.59     1.25 - 1.80    2.17 -   2.74

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
   VIP Asset Manager
   2011.......................   354    11.32 - 14.11      5,396        1.72     1.25 - 1.80   -4.30 -  -3.77
   2010.......................   490    11.83 - 14.66      7,635        1.61     1.25 - 1.80   12.23 -  12.85
   2009.......................   555    10.54 - 12.99      7,755        2.19     1.25 - 1.80   26.81 -  27.51
   2008.......................   685     8.31 - 10.19      7,527        2.54     1.25 - 1.80  -29.99 - -29.60
   2007.......................   830    11.87 - 14.47     13,085        5.98     1.25 - 1.80   13.43 -  14.06

   VIP Contrafund
   2011....................... 2,112    12.43 - 18.26     35,372        0.92     1.25 - 1.80   -4.26 -  -3.73
   2010....................... 2,778    12.98 - 18.97     47,794        1.16     1.25 - 1.80   15.13 -  15.76
   2009....................... 3,178    11.28 - 16.39     47,725        1.32     1.25 - 1.80   33.29 -  34.02
   2008....................... 3,535     8.46 - 12.23     40,235        0.93     1.25 - 1.80  -43.54 - -43.23
   2007....................... 4,241    14.99 - 21.54     86,547        0.88     1.25 - 1.80   15.48 -  16.12

   VIP Equity-Income
   2011....................... 1,058    11.65 - 13.66     17,686        2.29     1.25 - 1.80   -0.83 -  -0.28
   2010....................... 1,360    11.75 - 13.70     22,816        1.66     1.25 - 1.80   13.10 -  13.72
   2009....................... 1,664    10.39 - 12.04     24,584        2.09     1.25 - 1.80   27.89 -  28.59
   2008....................... 1,976     8.12 -  9.37     22,743        2.22     1.25 - 1.80  -43.68 - -43.37
   2007....................... 2,639    14.43 - 16.54     53,256        1.68     1.25 - 1.80   -0.29 -   0.26

--------
(b)Previously known as Federated Capital Income Fund II

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Growth
   2011....................... 1,357   $ 6.59 - 11.57    $15,090       0.35%     1.25 - 1.80%  -1.58 -  -1.04%
   2010....................... 1,700     6.69 - 11.69     18,844       0.25      1.25 - 1.80   21.96 -  22.63
   2009....................... 2,027     5.49 -  9.53     18,478       0.41      1.25 - 1.80   26.00 -  26.69
   2008....................... 2,282     4.36 -  7.52     17,121       0.78      1.25 - 1.80  -48.11 - -47.83
   2007....................... 2,650     8.39 - 14.42     38,988       0.84      1.25 - 1.80   24.69 -  25.38

   VIP Index 500
   2011....................... 2,233     8.62 - 12.27     23,608       1.83      1.25 - 1.80    0.22 -   0.77
   2010....................... 2,712     8.60 - 12.18     28,502       1.81      1.25 - 1.80   12.97 -  13.60
   2009....................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008....................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007....................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12

   VIP Money Market
   2011....................... 2,196    10.76 - 12.37     26,380       0.11      1.25 - 1.80   -1.67 -  -1.13
   2010....................... 2,672    10.95 - 12.51     32,420       0.18      1.25 - 1.80   -1.55 -  -1.00
   2009....................... 3,577    11.12 - 12.64     44,205       0.76      1.25 - 1.80   -1.08 -  -0.53
   2008....................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007....................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91

   VIP Overseas
   2011.......................   796     7.79 - 11.58      8,095       1.33      1.25 - 1.80  -18.64 - -18.19
   2010....................... 1,003     9.58 - 14.16     12,482       1.27      1.25 - 1.80   11.10 -  11.71
   2009....................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008....................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007....................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2011.......................   290    11.04 - 12.06      3,432       1.58      1.35 - 2.45   -5.19 -  -4.13
   2010.......................   369    11.64 - 12.58      4,572       1.39      1.35 - 2.45   11.17 -  12.43
   2009.......................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.......................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87
   2007.......................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Contrafund (Service Class 2)
   2011....................... 1,617   $12.91 - 13.93    $22,161       0.76%     1.35 - 2.30%  -5.02 -  -4.09%
   2010....................... 1,896    13.59 - 14.53     27,156       0.95      1.35 - 2.30   14.24 -  15.35
   2009....................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008....................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007....................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71

   VIP Equity-Income (Service Class 2)
   2011....................... 1,667     9.94 - 10.86     17,869       2.20      1.35 - 2.45   -1.81 -  -0.70
   2010....................... 2,067    10.12 - 10.93     22,367       1.54      1.35 - 2.45   12.10 -  13.37
   2009....................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45   26.70 -  28.13
   2008....................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007....................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 -  -0.10

   VIP Growth (Service Class 2)
   2011.......................   788     9.82 - 10.60      9,144       0.12      1.35 - 2.30   -2.33 -  -1.38
   2010....................... 1,008    10.06 - 10.75     11,957       0.03      1.35 - 2.30   21.02 -  22.19
   2009....................... 1,176     8.31 -  8.80     11,501       0.19      1.35 - 2.30   25.02 -  26.24
   2008....................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007....................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94

   VIP Index 500 (Service Class 2)
   2011....................... 2,156    10.57 - 11.41     24,207       1.67      1.35 - 2.30   -0.55 -   0.41
   2010....................... 2,588    10.63 - 11.37     28,990       1.62      1.35 - 2.30   12.09 -  13.18
   2009....................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008....................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007....................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75

   VIP Investment Grade Bond (Service Class 2)
   2011....................... 2,526    12.19 - 13.16     33,713       2.87      1.35 - 2.30    4.58 -   5.59
   2010....................... 3,031    11.66 - 12.47     38,590       3.22      1.35 - 2.30    5.07 -   6.10
   2009....................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008....................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 -  -4.76
   2007....................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67

   VIP Money Market (Service Class 2)
   2011....................... 3,242     9.79 - 10.57     33,708       0.01      1.35 - 2.30   -2.28 -  -1.34
   2010....................... 3,615    10.02 - 10.71     38,157       0.01      1.35 - 2.30   -2.23 -  -1.28
   2009....................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 -  -0.88
   2008....................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38
   2007....................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Overseas (Service Class 2)
   2011....................... 1,728   $ 9.83 - 10.74    $18,393       1.16%     1.35 - 2.45% -19.36 - -18.45%
   2010....................... 1,860    12.18 - 13.17     24,371       1.05      1.35 - 2.45   10.07 -  11.31
   2009....................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008....................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007....................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2011.......................   116     8.39 -  8.60        991       3.22      1.40 - 1.60  -16.40 - -16.23
   2010.......................   183    10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83
   2009.......................   236     9.24 -  9.43      2,217       1.80      1.40 - 1.60   26.64 -  26.90
   2008.......................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007.......................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42

   VIT Structured Small Cap Equity
   2011.......................    69    16.96 - 17.37      1,179       0.85      1.40 - 1.60   -0.92 -  -0.72
   2010.......................   101    17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31
   2009.......................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008.......................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007.......................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88

Investments in the Invesco
  Investment Services
  Sub-Accounts:
   Invesco V.I. Basic Value
   2011.......................   751     8.41 -  8.95      6,579       0.83      1.25 - 2.05   -5.03 -  -4.25
   2010....................... 1,041     8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -   6.02
   2009....................... 1,285     8.42 -  8.82     11,154       1.58      1.25 - 2.05   44.97 -  46.16
   2008....................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37
   2007....................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28

   Invesco V.I. Capital Appreciation
   2011.......................    48     7.71 -  8.00        376       0.15      1.35 - 2.05   -9.79 -  -9.15
   2010.......................    60     8.55 -  8.80        520       0.69      1.35 - 2.05   13.12 -  13.93
   2009.......................    71     7.55 -  7.73        541       0.61      1.35 - 2.05   18.60 -  19.44
   2008.......................    76     6.37 -  6.47        490       0.00      1.35 - 2.05  -43.67 - -43.27
   2007.......................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 -  10.49

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                           AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------- ------------------------------------------
                                          ACCUMULATION
                                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                                 ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Services
  Sub-Accounts (continued):
   Invesco V.I. High Yield
   2011 (c)(f)..................   164   $13.83 - 15.05    $ 2,292        0.00%    1.35 - 2.15%  -5.03 -  -4.51%

   Invesco Van Kampen V.I. High Yield
   2011 (c)(e)..................    --      N/A - N/A           --       10.96     1.35 - 2.15    4.53 -   4.81
   2010.........................   235    13.93 - 15.04      3,288       10.55     1.35 - 2.15    9.70 -  10.60
   2009.........................   313    12.70 - 13.60      3,962        8.82     1.35 - 2.15   39.03 -  40.16
   2008.........................   402     9.14 -  9.70      3,622        9.63     1.35 - 2.15  -24.52 - -23.90
   2007.........................   498    12.10 - 12.75      5,911        8.62     1.35 - 2.15    1.76 -   2.60

   Invesco Van Kampen V.I. Mid Cap Value
   2011......................... 1,019    14.26 - 15.31     16,350        0.67     1.25 - 2.15   -1.24 -  -0.33
   2010......................... 1,349    14.44 - 15.36     21,827        0.92     1.25 - 2.15   19.62 -  20.72
   2009......................... 1,670    12.07 - 12.72     22,531        1.20     1.25 - 2.15   36.21 -  37.48
   2008......................... 2,015     8.86 -  9.25     19,856        0.86     1.25 - 2.15  -42.55 - -42.02
   2007......................... 2,600    15.43 - 15.96     44,378        0.68     1.25 - 2.15    5.51 -   6.50

Investments in the Invesco
  Investment Services Series II
  Sub-Accounts:
   Invesco V.I. Basic Value II
   2011.........................   588     8.02 -  8.66      5,009        0.61     1.35 - 2.30   -5.61 -  -4.70
   2010.........................   696     8.50 -  9.08      6,238        0.34     1.35 - 2.30    4.49 -   5.50
   2009.........................   772     8.13 -  8.61      6,571        1.12     1.35 - 2.30   44.34 -  45.74
   2008.........................   940     5.63 -  5.91      5,501        0.49     1.35 - 2.30  -53.01 - -52.55
   2007.........................   949    11.99 - 12.45     11,713        0.31     1.35 - 2.30   -0.98 -  -0.01

   Invesco V.I. Capital Appreciation II
   2011.........................   151     8.19 -  8.84      1,305        0.00     1.35 - 2.30  -10.23 -  -9.35
   2010.........................   176     9.12 -  9.75      1,688        0.48     1.35 - 2.30   12.56 -  13.65
   2009.........................   210     8.10 -  8.58      1,781        0.25     1.35 - 2.30   17.94 -  19.09
   2008.........................   244     6.87 -  7.20      1,737        0.00     1.35 - 2.30  -43.95 - -43.40
   2007.........................   278    12.25 - 12.73      3,503        0.00     1.35 - 2.30    9.15 -  10.22

   Invesco V.I. Core Equity II
   2011.........................   391    10.01 - 10.57      4,087        0.76     1.35 - 2.30   -2.58 -  -1.64
   2010.........................   463    10.27 - 10.75      4,933        0.77     1.35 - 2.30    6.74 -   7.77
   2009.........................   522     9.62 -  9.97      5,166        1.48     1.35 - 2.30   25.04 -  26.25
   2008.........................   613     7.70 -  7.90      4,820        1.80     1.35 - 2.30  -31.93 - -31.26
   2007.........................   688    11.31 - 11.49      7,875        1.01     1.35 - 2.30    5.38 -   6.41

--------
(c)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                           AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                                 ----------------------------------- ------------------------------------------
                                          ACCUMULATION
                                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                                 ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Services Series II
  Sub-Accounts (continued):
   Invesco V.I. Government Securities II
   2011 (d)(f)..................   542   $11.36 - 12.21    $ 6,512       0.00%     1.35 - 2.25%   5.01 -   5.66%

   Invesco V.I. Mid Cap Core Equity II
   2011.........................   727    11.86 - 12.81      9,152       0.09      1.35 - 2.30   -8.65 -  -7.76
   2010.........................   799    12.99 - 13.88     10,939       0.32      1.35 - 2.30   11.16 -  12.24
   2009.........................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008......................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64
   2007......................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80

   Invesco Van Kampen V.I. Government II
   2011 (d)(e)..................    --      N/A - N/A           --       4.03      1.35 - 2.70    0.16 -   0.61
   2010.........................   797    10.79 - 11.49      9,023       0.21      1.35 - 2.25    2.53 -   3.47
   2009.........................   809    10.49 - 11.11      8,877       5.94      1.35 - 2.30   -1.46 -  -0.50
   2008......................... 1,048    10.64 - 11.16     11,594       3.72      1.35 - 2.30   -0.82 -   0.14
   2007.........................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56

   Invesco Van Kampen V.I. Growth and Income II
   2011......................... 2,243    11.23 - 12.79     27,211       0.98      1.25 - 2.30   -4.51 -  -3.47
   2010......................... 2,874    11.77 - 13.25     36,316       0.10      1.25 - 2.30    9.61 -  10.80
   2009......................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008......................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007......................... 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24

   Invesco Van Kampen V.I. Mid Cap Growth II
   2011.........................   442    12.51 - 13.44      5,792       0.00      1.25 - 2.10  -11.26 - -10.48
   2010.........................   568    13.90 - 15.01      8,353       0.00      1.25 - 2.30   24.35 -  25.69
   2009.........................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008.........................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007.........................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13

Investments in the J.P. Morgan
  Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2011.........................    78    14.46 - 14.82      1,149       0.14      1.40 - 1.60   -6.28 -  -6.09
   2010.........................   110    15.43 - 15.78      1,720       0.00      1.40 - 1.60   25.11 -  25.36
   2009 (k).....................   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

--------
(d)On April 29, 2011 Invesco Van Kampen V.I. Government II merged into Invesco V.I. Government Securities II
(e)For the period beginning January 1, 2011 and ended April 28, 2011
(f)For the period beginning April 29, 2011 and ended December 31, 2011
(k)For the period beginning April 25, 2009 and ended December 31, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2011.................. 1,276   $13.43 - 20.94    $25,615       2.34%     1.25 - 1.80%  -0.17 -   0.38%
   2010.................. 1,473    13.45 - 20.87     30,164       2.72      1.25 - 1.80    6.45 -   7.04
   2009.................. 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008.................. 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88
   2007.................. 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16

   Enterprise
   2011..................   878     6.12 - 17.96     13,562       0.00      1.25 - 1.80   -3.18 -  -2.64
   2010.................. 1,255     6.32 - 18.45     19,901       0.06      1.25 - 1.80   23.61 -  24.29
   2009.................. 1,430     5.11 - 14.85     18,387       0.00      1.25 - 1.80   42.24 -  43.03
   2008.................. 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007.................. 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52

   Flexible Bond
   2011..................   693    17.69 - 19.50     13,373       3.56      1.25 - 1.80    4.85 -   5.42
   2010..................   834    16.87 - 18.50     15,360       3.87      1.25 - 1.80    6.05 -   6.63
   2009..................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008.................. 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007.................. 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70

   Forty Portfolio
   2011..................   186    13.50 - 14.25      2,615       0.37      1.35 - 2.05   -8.60 -  -7.95
   2010..................   275    14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31
   2009..................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008..................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007..................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13

   Janus Portfolio
   2011..................   903     6.20 - 11.25     11,442       0.57      1.25 - 1.80   -6.99 -  -6.48
   2010.................. 1,098     6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10
   2009.................. 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008.................. 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007.................. 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70

   Worldwide
   2011..................   948     5.27 -  9.87     10,679       0.57      1.25 - 1.80  -15.28 - -14.81
   2010.................. 1,143     6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40
   2009.................. 1,540     5.46 - 10.13     16,733       1.33      1.25 - 1.80   35.24 -  35.99
   2008.................. 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35
   2007.................. 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2011..................   562   $13.55 - 14.63    $ 8,085       2.18%     1.35 - 2.30%  -0.97 -  -0.01%
   2010..................   656    13.69 - 14.63      9,453       2.43      1.35 - 2.30    5.63 -   6.66
   2009..................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008..................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007..................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79

   Forty Portfolio (Service Shares)
   2011..................   326    13.09 - 14.13      4,524       0.25      1.35 - 2.30   -9.08 -  -8.20
   2010..................   383    14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04
   2009..................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008..................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007..................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2010 (j)..............    --        N/A - N/A         --       1.69      1.35 - 2.70    9.04 -   9.53
   2009..................   313    10.19 - 10.79      3,331       1.04      1.35 - 2.30   19.74 -  20.90
   2008..................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007..................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69

   Overseas (Service Shares)
   2011..................   844     9.53 - 10.94      8,826       0.35      1.25 - 2.30  -33.89 - -33.18
   2010..................   835    14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47
   2009..................   855    11.80 - 13.25     10,993       0.40      1.25 - 2.30   74.95 -  76.85
   2008 (l)..............   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

   Perkins Mid Cap Value (Service Shares)
   2011..................   930    13.85 - 14.95     13,665       0.58      1.35 - 2.30   -5.21 -  -4.29
   2010.................. 1,086    14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81
   2009.................. 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008.................. 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007.................. 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72

   Worldwide (Service Shares)
   2011..................   103     7.70 -  8.29        890       0.46      1.35 - 2.05  -15.75 - -15.15
   2010..................   136     9.14 -  9.77      1,383       0.47      1.35 - 2.05   13.15 -  13.96
   2009..................   171     8.07 -  8.57      1,528       1.23      1.35 - 2.05   34.59 -  35.55
   2008..................   196     6.00 -  6.32      1,296       0.95      1.35 - 2.05  -45.94 - -45.55
   2007..................   267    11.10 - 11.61      3,265       0.57      1.35 - 2.05    7.11 -   7.88

--------
(j)For the period beginning January 1, 2010 and ended April 30, 2010
(l)For the period beginning April 30, 2008 and ended December 31, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2011...................   136   $33.81 - 36.40    $ 4,493       1.62%     1.35 - 2.05% -19.68 - -19.11%
   2010...................   197    42.10 - 45.00      8,024       1.10      1.35 - 2.05   20.18 -  21.04
   2009...................   240    35.03 - 37.18      8,038       2.73      1.35 - 2.05   66.37 -  67.56
   2008...................   278    21.05 - 22.19      5,559       2.13      1.35 - 2.05  -49.78 - -49.42
   2007...................   351    41.92 - 43.87     13,887       1.13      1.35 - 2.05   30.56 -  31.50

   International Equity
   2011...................    75     9.55 -  9.79        724       1.90      1.40 - 1.60   -8.74 -  -8.56
   2010...................    91    10.47 - 10.70        967       1.13      1.40 - 1.60    5.03 -   5.24
   2009...................   127     9.97 - 10.17      1,285       2.44      1.40 - 1.60   19.53 -  19.77
   2008...................   156     8.34 -  8.49      1,317       1.09      1.40 - 1.60  -38.02 - -37.89
   2007...................   207    13.45 - 13.67      2,812       2.46      1.40 - 1.60    9.02 -   9.24

Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
   2011...................   492     7.72 -  8.08      3,950       1.21      1.35 - 2.30   -8.35 -  -7.46
   2010...................   653     8.43 -  8.73      5,670       1.50      1.35 - 2.30   13.92 -  15.03
   2009...................   839     7.40 -  7.59      6,340       1.25      1.35 - 2.30   26.38 -  27.61
   2008...................   968     5.85 -  5.95      5,745       1.61      1.35 - 2.30  -38.04 - -37.43
   2007 (m)............... 1,198     9.45 -  9.51     11,379       2.53      1.35 - 2.30   -5.54 -  -4.91

   Legg Mason Western Asset Variable Global High Yield Bond II
   2011................... 1,105    12.96 - 13.99     15,214       7.07      1.35 - 2.30   -1.05 -  -0.09
   2010................... 1,316    13.10 - 14.01     18,175       7.58      1.35 - 2.30   12.06 -  13.15
   2009................... 1,550    11.69 - 12.38     18,964       8.90      1.35 - 2.30   51.29 -  52.76
   2008................... 2,077     7.73 -  8.10     16,664       9.73      1.35 - 2.30  -32.48 - -31.82
   2007................... 2,484    11.44 - 11.89     29,280       6.79      1.35 - 2.30   -2.63 -  -1.68

Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011...................   531     8.13 - 12.10      5,830       2.08      1.25 - 2.30    2.54 -   3.65
   2010...................   705     7.92 - 11.67      7,515       2.78      1.25 - 2.30    6.95 -   8.11
   2009...................   871     7.41 - 10.80      8,627       1.74      1.25 - 2.30   21.64 -  22.95
   2008................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42
   2007 (m)............... 1,326     9.68 - 13.81     16,942       1.31      1.25 - 2.30   -3.15 -   2.60

--------
(m)For the period beginning May 1, 2007 and ended December 31, 2007

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011....................   311   $ 6.13 - 13.00    $ 3,075       0.20%     1.25 - 1.80%  -2.10 -  -1.56%
   2010....................   389     6.26 - 13.21      3,761       0.12      1.25 - 1.80   13.28 -  13.91
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66

   MFS Investors Trust
   2011....................   176     9.01 - 11.31      1,786       0.94      1.25 - 1.80   -3.92 -  -3.39
   2010....................   245     9.37 - 11.70      2,564       1.35      1.25 - 1.80    9.12 -   9.72
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93

   MFS New Discovery
   2011....................   464    10.06 - 22.44      6,190       0.00      1.25 - 1.80  -11.87 - -11.38
   2010....................   603    11.42 - 25.32      9,188       0.00      1.25 - 1.80   33.91 -  34.65
   2009....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24

   MFS Research
   2011....................   147     8.11 - 12.38      1,624       0.87      1.25 - 1.80   -2.22 -  -1.68
   2010....................   167     8.29 - 12.59      1,849       0.89      1.25 - 1.80   13.83 -  14.46
   2009....................   199     7.28 - 11.00      1,944       1.36      1.25 - 1.80   28.22 -  28.92
   2008....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79

   MFS Total Return
   2011....................   810    13.95 - 16.37     12,317       2.55      1.25 - 1.80   -0.04 -   0.51
   2010.................... 1,028    13.95 - 16.28     15,553       2.82      1.25 - 1.80    7.97 -   8.56
   2009.................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008.................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10
   2007.................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2011....................   483    12.59 - 13.59      6,453       9.36      1.35 - 2.30    1.47 -   2.46
   2010....................   546    12.40 - 13.26      7,139       7.17      1.35 - 2.30   11.77 -  12.85
   2009....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts (continued):
   MFS Investor Growth Stock (Service Class)
   2011.....................   741   $10.81 - 11.67    $ 8,518       0.25%     1.35 - 2.30%  -1.93 -  -0.98%
   2010.....................   860    11.02 - 11.78      9,998       0.28      1.35 - 2.30    9.57 -  10.64
   2009.....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008..................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007..................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52

   MFS Investors Trust (Service Class)
   2011.....................   140    11.18 - 11.92      1,634       0.78      1.35 - 2.15   -4.51 -  -3.73
   2010.....................   162    11.58 - 12.38      1,978       1.00      1.35 - 2.30    8.33 -   9.38
   2009.....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008.....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007.....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54

   MFS New Discovery (Service Class)
   2011.....................   407    12.18 - 13.15      5,270       0.00      1.35 - 2.30  -12.55 - -11.70
   2010.....................   556    13.93 - 14.38      8,171       0.00      1.35 - 2.30   32.82 -  34.11
   2009.....................   520    10.49 - 10.72      5,691       0.00      1.35 - 2.30   59.18 -  60.72
   2008.....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007.....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86

   MFS Total Return (Service Class)
   2011.....................   826    10.88 - 11.89      9,649       2.44      1.35 - 2.45   -0.90 -   0.22
   2010..................... 1,007    10.98 - 11.86     11,768       2.55      1.35 - 2.45    6.95 -   8.15
   2009..................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008..................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37
   2007..................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52

   MFS Utilities (Service Class)
   2011.....................   174    18.97 - 20.65      4,007       3.00      1.35 - 2.15    4.22 -   5.07
   2010.....................   230    18.21 - 19.65      5,098       3.10      1.35 - 2.15   11.07 -  11.98
   2009.....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008.....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007.....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83

   MFS Value (Service Class)
   2011.....................   318    11.94 - 12.79      4,006       1.26      1.35 - 2.20   -2.65 -  -1.81
   2010.....................   356    12.22 - 13.02      4,577       1.25      1.35 - 2.25    8.72 -   9.72
   2009.....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008.....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007.....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2011......................   668   $11.99 - 12.94    $ 8,485       1.13%     1.35 - 2.30% -10.63 -  -9.76%
   2010......................   770    13.42 - 14.34     10,861       1.25      1.35 - 2.30   13.04 -  14.14
   2009......................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008...................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007...................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64

   Oppenheimer Main Street Small Mid Cap (SS) (g)
   2011...................... 1,835    12.06 - 15.24     25,052       0.42      1.25 - 2.30   -4.62 -  -3.59
   2010...................... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53
   2009...................... 2,621    10.52 - 13.01     30,901       0.61      1.25 - 2.30   33.73 -  35.18
   2008...................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007...................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 - - 2.62

   Oppenheimer Small & Mid-Cap Growth (SS)
   2011......................   207     9.50 - 10.13      2,069       0.00      1.35 - 2.30   -1.48 -  -0.52
   2010......................   230     9.64 - 10.19      2,318       0.00      1.35 - 2.30   24.24 -  25.45
   2009......................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008......................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90
   2007......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60

Investments in the Panorama
  Series Fund, Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2011......................   133    13.23 - 14.40      1,920       0.79      1.35 - 2.15   -9.59 -  -8.86
   2010......................   162    14.63 - 15.80      2,560       0.97      1.35 - 2.15   12.15 -  13.07
   2009......................   172    13.05 - 13.97      2,413       1.11      1.35 - 2.15   36.07 -  37.18
   2008......................   189     9.59 - 10.18      1,938       0.87      1.35 - 2.15  -44.30 - -43.84
   2007......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 -  11.46

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2011...................... 1,358    12.73 - 14.84     19,144       2.10      1.25 - 2.30    4.32 -   5.44
   2010...................... 1,623    12.21 - 14.07     21,819       1.92      1.25 - 2.30    6.00 -   7.15
   2009...................... 1,721    11.51 - 13.13     21,712       3.21      1.25 - 2.30   12.97 -  14.19
   2008...................... 1,902    10.19 - 11.50     21,137       3.28      1.25 - 2.30   -4.63 -  -3.60
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30    1.24 -   2.34

--------
(g)Previously known as Oppenheimer Main Street Small Cap Fund (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts
  (continued):
   Money Market
   2011.................... 3,351   $ 9.69 - 10.46    $ 35,314       0.06%    1.35 - 2.30%   -2.24 - -1.29%
   2010.................... 4,059     9.91 - 10.58      43,555       0.05     1.35 - 2.30   -2.25 -  -1.30
   2009.................... 4,733    10.14 - 10.71      51,559       0.12     1.35 - 2.30   -2.19 -  -1.24
   2008.................... 4,746    10.37 - 10.87      52,390       2.24     1.35 - 2.30   -0.10 -   0.87
   2007.................... 3,933    10.38 - 10.76      43,105       4.89     1.35 - 2.30    2.46 -   3.46

   PIMCO Real Return
   2011.................... 1,822    13.49 - 14.57      26,195       2.12     1.35 - 2.30    9.11 -  10.17
   2010.................... 2,174    12.37 - 13.22      28,459       1.47     1.35 - 2.30    5.62 -   6.65
   2009.................... 2,444    11.71 - 12.40      30,068       2.90     1.35 - 2.30   15.67 -  16.80
   2008.................... 2,966    10.12 - 10.62      31,304       3.80     1.35 - 2.30   -9.18 -  -8.30
   2007.................... 3,017    11.15 - 11.58      34,809       4.70     1.35 - 2.30    8.12 -   9.18

   PIMCO Total Return
   2011.................... 5,616    13.26 - 16.11      86,701       2.60     1.25 - 2.45    1.08 -   2.33
   2010.................... 6,864    13.12 - 15.74     104,764       2.48     1.25 - 2.45    5.47 -   6.77
   2009.................... 7,661    12.44 - 14.74     110,365       5.26     1.25 - 2.45   11.28 -  12.66
   2008.................... 7,860    11.18 - 13.09     101,178       4.68     1.25 - 2.45    2.25 -   3.52
   2007.................... 8,514    10.93 - 12.64     106,014       4.75     1.25 - 2.45    6.09 -   7.41

Investments in the Premier
  VIT Sub-Accounts :
   NACM Small Cap Portfolio
   2010 (j)................    --      N/A - N/A            --       0.12     1.25 - 2.15   15.73 -  16.07
   2009....................   789     9.34 -  9.47       8,777       0.05     1.25 - 2.05   13.21 -  14.14
   2008....................   926     8.19 -  8.36       9,152       0.00     1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63      18,573       0.00     1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85      22,490       0.00     1.25 - 2.05   21.55 -  22.55

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2011....................   191    16.80 - 18.09       3,379       9.15     1.35 - 2.05   -0.33 -   0.38
   2010....................   293    16.86 - 18.02       5,172       7.62     1.35 - 2.05   11.71 -  12.50
   2009....................   355    15.09 - 16.02       5,575      10.08     1.35 - 2.05   47.11 -  48.16
   2008....................   456    10.26 - 10.81       4,838      10.44     1.35 - 2.05  -27.58 - -27.07
   2007....................   618    14.17 - 14.82       9,018       8.22     1.35 - 2.05    0.68 -   1.40

--------
(j)For the period beginning January 1, 2010 and ended April 30, 2010

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts (continued):
   VT International Value
   2011.....................   238   $10.76 - 11.94    $ 2,744       2.80%     1.25 - 2.05% -15.55 - -14.85%
   2010.....................   304    12.74 - 14.02      4,127       3.28      1.25 - 2.05    4.93 -   5.79
   2009.....................   391    12.14 - 13.25      5,046       0.00      1.25 - 2.05   23.60 -  24.62
   2008.....................   461     9.82 - 10.64      4,787       1.89      1.25 - 2.05  -47.13 - -46.69
   2007.....................   745    18.58 - 19.95     14,550       1.81      1.25 - 2.05    4.80 -   5.67

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund
   2011.....................   121    10.52 - 11.21        954       0.00      1.35 - 1.95    0.18 -   0.79
   2010.....................   166    10.40 - 11.12      1,305       0.00      1.35 - 2.05   16.06 -  16.89
   2009.....................   220     8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -  49.95
   2008.....................   236     6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 - -42.70
   2007.....................   299    10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -  16.22

   Rydex VT US Long Short
   2011.....................   206    10.88 - 11.74      2,432       0.00      1.35 - 2.30   -8.71 -  -7.82
   2010.....................   232    11.92 - 12.74      2,988       0.00      1.35 - 2.30    8.65 -   9.71
   2009.....................   259    10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -  25.58
   2008.....................   294     8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 - -41.54
   2007.....................   318    15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -  21.08

Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2011.....................   833    14.06 - 15.99     12,440       1.72      1.25 - 1.80   -2.48 -  -1.94
   2010..................... 1,106    14.41 - 16.30     16,880       1.84      1.25 - 1.80   12.97 -  13.59
   2009..................... 1,380    12.76 - 14.35     18,606       1.84      1.25 - 1.80   23.36 -  24.04
   2008..................... 1,593    10.34 - 11.57     17,464       2.30      1.25 - 1.80  -37.25 - -36.90
   2007..................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -   1.97

   T. Rowe Price Mid-Cap Growth
   2011.....................   520    16.82 - 26.50     10,604       0.00      1.25 - 1.80   -3.03 -  -2.50
   2010.....................   706    17.35 - 27.17     14,625       0.00      1.25 - 1.80   25.83 -  26.53
   2009.....................   876    13.79 - 21.48     14,516       0.00      1.25 - 1.80   43.05 -  43.84
   2008..................... 1,019     9.64 - 14.93     11,981       0.00      1.25 - 1.80  -40.83 - -40.51
   2007..................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 -  16.05

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                         AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                               ----------------------------------- ------------------------------------------
                                        ACCUMULATION
                               UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                               (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts (continued):
   T. Rowe Price New America Growth
   2011.......................   245   $ 9.77 - 12.74    $ 2,767       0.21%     1.25 - 1.80%  -2.83 -  -2.30%
   2010.......................   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80   17.52 -  18.17
   2009.......................   322     8.55 - 11.04      3,143       0.00      1.25 - 1.80   47.09 -  47.91
   2008.......................   370     5.82 -  7.46      2,473       0.00      1.25 - 1.80  -39.35 - -39.01
   2007.......................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 -  12.36

Investments in the T. Rowe
  Price Equity Series, Inc. -
  II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2011....................... 1,449    10.97 - 11.85     16,894       0.00      1.35 - 2.30   -0.96 -   0.00
   2010....................... 1,708    11.08 - 11.85     19,965       0.00      1.35 - 2.30   13.33 -  14.44
   2009....................... 2,036     9.78 - 10.35     20,839       0.00      1.35 - 2.30   38.53 -  39.88
   2008....................... 2,585     7.06 -  7.40     18,947       0.10      1.35 - 2.30  -43.97 - -43.43
   2007....................... 2,647    12.60 - 13.08     34,352       0.09      1.35 - 2.30    9.89 -  10.96

   T. Rowe Price Equity Income II
   2011....................... 2,312    10.75 - 11.61     26,382       1.48      1.35 - 2.30   -3.29 -  -2.35
   2010....................... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30   12.11 -  13.19
   2009....................... 3,222     9.92 - 10.50     33,424       1.62      1.35 - 2.30   22.37 -  23.56
   2008....................... 3,770     8.04 -  8.50     31,713       2.11      1.35 - 2.45  -37.83 - -37.13
   2007....................... 4,327    12.94 - 13.52     58,005       1.51      1.35 - 2.45    0.49 -   1.63

Investments in the T. Rowe
  Price International Series,
  Inc Sub-Accounts:
   T. Rowe Price International Stock
   2011.......................   392     8.06 - 11.54      3,735       1.32      1.25 - 1.80  -14.39 - -13.92
   2010.......................   573     9.41 - 13.40      6,290       0.91      1.25 - 1.80   12.42 -  13.04
   2009.......................   556     8.37 - 11.86      5,546       2.61      1.25 - 1.80   49.67 -  50.50
   2008.......................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80  -49.62 - -49.34
   2007.......................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80   11.01 -  11.62

Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts:
   Van Kampen UIF Growth (h)
   2011.......................   650    13.59 - 14.46      9,291       0.12      1.35 - 2.15   -4.88 -  -4.11
   2010.......................   921    14.28 - 15.08     13,745       0.12      1.35 - 2.15   20.22 -  21.20
   2009....................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15   62.00 -  63.32
   2008....................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15  -50.28 - -49.87
   2007....................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15   19.27 -  20.25

--------
(h)Previously known as Van Kampen UIF Capital Growth

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- -------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                            ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the The
  Universal Institutional
  Funds, Inc.
  Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2011....................   171   $14.38 - 14.74    $ 2,497       0.37%     1.40 - 1.60%  -8.59 -   -8.41%
   2010....................   244    15.74 - 16.09      3,904       0.00      1.40 - 1.60   30.22 -   30.48
   2009....................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60   55.16 -   55.47
   2008....................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60  -47.61 -  -47.51
   2007....................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -   20.95

Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Growth (Class II) (i)
   2011....................   148    12.74 - 13.69      2,001       0.00      1.35 - 2.25   -5.22 -   -4.35
   2010....................   185    13.44 - 14.32      2,620       0.00      1.35 - 2.25   19.86 -   20.96
   2009....................   204    11.21 - 11.84      2,393       0.00      1.35 - 2.25   61.43 -   62.92
   2008....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 -  -50.03
   2007....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -   20.01

   Van Kampen UIF U.S. Real Estate (Class II)
   2011....................   978    15.68 - 16.93     16,452       0.60      1.35 - 2.30    3.24 -    4.24
   2010.................... 1,146    15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -   27.78
   2009.................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76
   2008.................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 -  -38.89
   2007.................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 -  -18.40

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck VIP Emerging Markets
   2011....................   246    18.27 - 19.72      4,773       1.24      1.35 - 2.30  -27.44 -  -26.74
   2010....................   374    25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -   25.13
   2009....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30  108.28 -  110.30
   2008....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 -  -65.26
   2007....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -   35.75

--------
(i)Previously known as Van Kampen UIF Capital Growth (Class II)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts
  (continued):
   Van Eck VIP Global Hard Assets
   2011....................   261   $26.39 - 28.48    $ 7,297       1.34%     1.35 - 2.30% -18.37 - -17.58%
   2010....................   318    32.32 - 34.56     10,803       0.37      1.35 - 2.30   26.27 -  27.49
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -  55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 - -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -  43.38

   Van Eck VIP Multi-Mgr Alternative
   2011....................   188     9.61 - 10.37      1,919       0.96      1.35 - 2.30   -4.51 -  -3.59
   2010....................   218    10.06 - 10.76      2,325       0.00      1.35 - 2.30    2.56 -   3.56
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -  12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 - -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -   2.64

Investments in the Wells
  Fargo Variable Trust
  Sub-Accounts:
   Wells Fargo Advantage VT Discovery
   2011....................   231    15.30 - 15.87      3,587       0.00      1.25 - 1.80   -1.37 -  -0.82
   2010....................   312    15.51 - 16.00      4,895       0.00      1.25 - 1.80   33.13 -  33.86
   2009....................   331    11.65 - 11.96      3,903       0.00      1.25 - 1.80   37.80 -  38.56
   2008....................   429     8.45 -  8.63      3,660       0.00      1.25 - 1.80  -45.35 - -45.05
   2007....................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80   20.13 -  20.80

   Wells Fargo Advantage VT Opportunity
   2011....................   477    12.22 - 12.68      5,935       0.15      1.25 - 1.80   -7.20 - - 6.69
   2010....................   683    13.17 - 13.59      9,112       0.73      1.25 - 1.80   21.55 -  22.22
   2009....................   813    10.83 - 11.12      8,910       0.00      1.25 - 1.80   45.10 -  45.90
   2008....................   962     7.47 -  7.62      7,255       1.97      1.25 - 1.80  -41.17 - -40.84
   2007.................... 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80    4.72 -   5.30

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included Schedule I - Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 8, 2012

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                          YEAR ENDED
($IN THOUSANDS)                          DECEMBER 31,
                                         -------------
                                                  2011       2010       2009
                                         -------------               -------
REVENUES
   Net investment income                 $      11,836    $12,067    $11,783
   Realized capital gains and losses             2,075        694      1,480

INCOME FROM OPERATIONS
BEFORE INCOME TAX EXPENSE                       13,911     12,761     13,263

Income tax expense                               4,861      4,451      4,634

NET INCOME                                       9,050      8,310      8,629

OTHER COMPREHENSIVE INCOME,
 AFTER-TAX
   Change in unrealized net
capital gains and losses                         3,411      4,584      5,783

COMPREHENSIVE INCOME                     $      12,461    $12,894    $14,412




                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



($IN THOUSANDS, EXCEPT PAR VALUE DATA)              DECEMBER 31,
                                                    =============
                                                             2011           2010
                                                    -------------
ASSETS
Investments
 Fixed income securities, at fair value
  (amortized cost $312,785 and $304,848)            $     333,640    $   320,456
 Short-term, at fair value (amortized cost
 $12,974 and $11,593)                                      12,974         11,593
   Total investments                                      346,614        332,049
                                                    -------------    -----------

Cash                                                        6,006          3,550
Reinsurance recoverable from Allstate
 Life Insurance Company                                16,680,950     18,365,058
Reinsurance recoverable from non-affiliates             2,043,480      1,906,574
Receivable from affiliates, net                             8,563             --
Other assets                                               95,826        105,159
Separate Accounts                                       1,682,128      2,017,185
     TOTAL ASSETS                                   $  20,863,567    $22,729,575
                                                    -------------    -----------

LIABILITIES
Contractholder funds                                $  15,489,624    $17,247,071
Reserve for life-contingent contract benefits           3,199,490      3,011,317
Unearned premiums                                          16,200         19,478
Deferred income taxes                                       7,729          5,833
Payable to affiliates, net                                     --          4,931
Current income taxes payable                                4,802          4,386
Other liabilities and accrued expenses                    125,266         93,507
Separate Accounts                                       1,682,128      2,017,185
     TOTAL LIABILITIES                                 20,525,239     22,403,708
                                                    -------------    -----------

COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand
 shares authorized, 25 thousand shares issued
and outstanding                                             2,500          2,500
Additional capital paid-in                                180,000        180,000
Retained income                                           142,272        133,222
Accumulated other comprehensive income:
 Unrealized net capital gains and losses                   13,556         10,145
     Total accumulated other comprehensive
      income                                               13,556         10,145
                                                    -------------    -----------
     TOTAL SHAREHOLDER'S EQUITY                           338,328        325,867
                                                    -------------    -----------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY     $  20,863,567    $22,729,575
                                                    -------------    -----------











                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                            YEAR ENDED
($IN THOUSANDS)                            DECEMBER 31,
                                                    2011        2010        2009
                                           -------------

COMMON STOCK                               $       2,500    $  2,500    $  2,500

ADDITIONAL CAPITAL PAID-IN                       180,000     180,000     180,000

RETAINED INCOME
Balance, beginning of year                       133,222     124,912     116,283
Net income                                         9,050       8,310       8,629
Balance, end of year                             142,272     133,222     124,912
                                           -------------    --------    ---------

ACCUMULATED OTHER COMPREHENSIVE
 INCOME
Balance, beginning of year                        10,145       5,561        (222)
Change in unrealized net capital gains
and losses                                         3,411       4,584       5,783
Balance, end of year                              13,556      10,145       5,561
                                           -------------    --------    ---------

TOTAL SHAREHOLDER'S EQUITY                 $     338,328    $325,867    $312,973



                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS



                                                     YEAR ENDED
($IN THOUSANDS)                                    DECEMBER 31,
                                                   ==============
                                                            2011               2010          2009
                                                   --------------                       ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                         $       9,050     $        8,310     $   8,629
Adjustments to reconcile net income to
 net cash provided by operating activities:
     Amortization and other non-cash items                 1,175              1,241           932
Realized capital gains and losses                         (2,075)              (694)       (1,480)
     Changes in:
Policy benefit and other insurance reserves              (22,072)             4,240        19,349
Income taxes                                                 476               (205)       (2,174)
Receivable/payable to affiliates, net                    (13,494)            (9,818)      (21,280)
Other operating assets and liabilities                    37,802               (943)          369
 Net cash provided by operating
activities                                                10,862              2,131         4,345
                                                   --------------    ---------------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities            44,880             27,166        46,330
Collections on fixed income securities                    25,268             38,691        35,334
Purchases of fixed income securities                     (77,175)           (71,478)     (151,234)
Change in short-term investments, net                     (1,379)            (3,023)       72,143
Net cash (used in) provided by investing
 activities                                               (8,406)            (8,644)        2,573
                                                   --------------    ---------------    ----------

NET INCREASE (DECREASE) IN CASH                            2,456             (6,513)        6,918
CASH AT BEGINNING OF YEAR                                  3,550             10,063         3,145
CASH AT END OF YEAR                                $       6,006     $        3,550     $      10,063
                                                   --------------    ---------------    ----------


                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
                                       7
1.    GENERAL
BASIS  OF  PRESENTATION
     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
NATURE  OF  OPERATIONS
     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.
The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies) and directly through call centers and the internet.
     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.
     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS
     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows. Short-term investments, including money market funds and other short-term investments, are carried at fair value.
Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.
Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.
     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED
     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.
     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.
     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.
REINSURANCE
     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.
INCOME  TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve  for  life-contingent  contract  benefits
     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.
CONTRACTHOLDER  FUNDS
     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.
SEPARATE  ACCOUNTS
     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.
 ADOPTED  ACCOUNTING  STANDARD
Consolidation  Analysis  Considering  Investments Held through Separate Accounts
     In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.
PENDING  ACCOUNTING  STANDARDS
Amendments  to  Fair  Value  Measurement  and  Disclosure  Requirements
     In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position. Presentation of Comprehensive Income
     In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.
3.  RELATED  PARTY  TRANSACTIONS
BUSINESS  OPERATIONS
     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $204.8 million and $202.9 million in 2011, 2010 and 2009, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.
BROKER-DEALER
     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $7.2 million, $6.9 million and $4.6 million in 2011, 2010 and 2009, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.
The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $7.5 million, $8.5 million and $9.1 million in 2011, 2010 and 2009, respectively, that were ceded to ALIC.


Reinsurance
     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:



($IN THOUSANDS)                               2011          2010          2009
                                        ==========    ==========    ==========
Premiums and contract
charges                                 $  833,149    $  782,113    $  734,369
                                        ----------    ----------    ----------
Interest credited to contractholder
 funds, contract benefits
and expenses                             1,408,953     1,683,487     1,621,011


Reinsurance recoverables due from ALIC totaled $16.68 billion and $18.37 billion as of December 31, 2011 and 2010, respectively.

INCOME  TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).
INTERCOMPANY  LOAN  AGREEMENT
     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.
4.  INVESTMENTS
FAIR  VALUES
     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:




                                             GROSS
($IN THOUSANDS)             AMORTIZED     UNREALIZED                 FAIR
                            COST          GAINS          LOSSES      VALUE
                                          -----------
DECEMBER 31, 2011
U.S. government
  and agencies              $   84,059    $     5,943    $    --     $ 90,002
Municipal                        2,499            399         --        2,898
Corporate                      169,820         12,105        (99)     181,826
Foreign government               4,998            239         --        5,237
RMBS                            40,089          2,427         (9)      42,507
CMBS                             8,514            360       (518)       8,356
ABS                              2,806              8         --        2,814
     Total fixed income
        securities          $  312,785    $    21,481    $  (626)    $333,640
                            ----------    -----------    --------    --------

DECEMBER 31, 2010
U.S. government
    and agencies            $   70,426    $     3,513    $  (383)    $ 73,556
Municipal                        2,999            177         --        3,176
Corporate                      154,261          9,345        (19)     163,587
Foreign government               4,998             92         --        5,090
RMBS                            55,376          2,429         (3)      57,802
CMBS                             8,523            427        (87)       8,863
ABS                              8,265            117         --        8,382
     Total fixed income
       securities           $  304,848    $    16,100    $  (492)    $320,456



SCHEDULED MATURITIES
     The scheduled maturities for fixed income securities are as follows as of December 31, 2011:



($IN THOUSANDS)                            AMORTIZED     FAIR
                                           COST          VALUE
                                           ==========    ========
Due in one year or less                    $   14,017    $ 14,268
                                           ----------    --------
Due after one year through five years         166,125     175,871
Due after five years through ten years         71,112      79,239
Due after ten years                            18,636      18,941
                                              269,890     288,319
                                           ----------    --------
RMBS and ABS                                   42,895      45,321
 Total                                     $  312,785    $333,640
                                           ----------    --------









Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.
NET  INVESTMENT  INCOME
     Net  investment  income  for  the  years  ended  December 31 is as follows:



($IN THOUSANDS)                  2011          2010        2009
                              ========    ==========
Fixed income securities       $12,133     $  12,480     $12,098
                              --------    ----------    --------
Short-term and other
investments                        11            21         107
 Investment income,
   before expense              12,144        12,501      12,205
                              --------    ----------    --------
 Investment expense              (308)         (434)       (422)
    Net investment income     $11,836     $  12,067     $11,783
                              --------    ----------    --------



REALIZED  CAPITAL  GAINS  AND  LOSSES

     The Company recognized net realized capital gains of $2.1 million, $694 thousand and $1.5 million in 2011, 2010 and 2009, respectively. Realized capital gains and losses in 2011 included $12 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2011 or 2010.
Gross gains of $1.9 million, $652 thousand and $1.5 million and gross losses of $3 thousand, zero, and $3 thousand were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.
UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES
     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



($IN THOUSANDS)                     FAIR             GROSS UNREALIZED                   UNREALIZED NET
                                    ========    ===========================            ================
DECEMBER 31, 2011                   VALUE       GAINS                LOSSES              GAINS (LOSSES)
                                                -----------------
Fixed income securities             $333,640    $          21,481    $          (626)    $       20,855
                                    --------    -----------------                        ---------------
Short-term investments                12,974                   --                 --                 --
   Unrealized net capital gains
      and losses, pre-tax                                                                        20,855
                                                                                         ---------------
   Deferred income taxes                                                                         (7,299)
   Unrealized net capital gains
       and losses, after-tax                                                             $       13,556
                                                                                         ---------------






($IN THOUSANDS)                     FAIR           GROSS UNREALIZED            UNREALIZED NET
                                   ========    ===========================   ================
                                   FAIR        UNREALIZED     NET
DECEMBER 31, 2010                  VALUE       GAINS          LOSSES          GAINS (LOSSES)
                                               -----------
Fixed income securities            $320,456    $    16,100    $      (492)    $       15,608
                                   --------    -----------    ------------    ---------------
Short-term investments               11,593             --             --                 --
   Unrealized net capital gains
       and losses, pre-tax                                                            15,608
                                                                              ---------------
   Deferred income taxes                                                              (5,463)
   Unrealized net capital gains
       and losses, after-tax                                                  $       10,145
                                                                              ---------------



CHANGE  IN  UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES
     The  change  in unrealized net capital gains and losses for the years ended
December  31  is  as  follows:



($IN THOUSANDS)                          2011        2010        2009
 Fixed income securities              $ 5,247     $ 7,052     $ 8,895
                                      --------    --------    --------
 Short-term investments                    --          --           2
     Total                              5,247       7,052       8,897
                                      --------    --------    --------
  Deferred income taxes                (1,836)     (2,468)     (3,114)
  Increase in unrealized
     net capital gains and losses     $ 3,411     $ 4,584     $ 5,783
                                      --------    --------    --------



PORTFOLIO  MONITORING
     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.




                    LESS THAN    12 MONTHS                                12 MONTHS    OR MORE
                    ======================     ====================================================================
($IN THOUSANDS)                                                                                          TOTAL
                    NUMBER       FAIR          UNREALIZED      NUMBER       FAIR      UNREALIZED         UNREALIZED
                    OF ISSUES    VALUE         LOSSES          OF ISSUES    VALUE     LOSSES             LOSSES
                    ---------    ----------
DECEMBER 31, 2011
Corporate                   1    $    5,161    $       (99)           --    $   --    $        --        $       (99)
RMBS                        1         1,075             (9)           --        --             --                 (9)
CMBS                        1         1,484           (518)           --        --             --               (518)
     Total                  3    $    7,720    $      (626)           --    $   --    $        --        $      (626)

DECEMBER 31, 2010
U.S. government
   and agencies             1    $    9,546    $      (383)           --    $   --    $         -        $      (383)
Corporate                   1         4,968            (19)           --        --             --                (19)
RMBS                        3           385             (3)           --        --             --                 (3)
CMBS                       --            --              -             1     1,916            (87)               (87)

     Total                  5    $   14,899    $      (405)            1    $1,916    $       (87)  $             (492)



As of December 31, 2011, $108 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of these unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.
As of December 31, 2011, the remaining $518 thousand of unrealized losses are related to one investment grade security in an unrealized loss position greater than 20% of amortized cost. The security was evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and was determined to have adequate resources to fulfill contractual obligations.
     As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. MUNICIPAL BONDS
     The principal geographic distribution of municipal bond issuers represented in the Company's municipal bond portfolio was 100% in Washington as of December 31, 2011 and 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010.
CONCENTRATION  OF  CREDIT  RISK
     As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.
OTHER  INVESTMENT  INFORMATION
     As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $10.3 million were on deposit with regulatory authorities as required by law.
5.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES
     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level  2:     Assets  and  liabilities  whose values are based on the following:
(a)     Quoted  prices  for  similar  assets  or  liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)     Valuation  models  whose  inputs are observable, directly or indirectly,
for  substantially  the  full  term  of            the  asset  or  liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.
     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs  may  be  reduced  for  many  instruments.
     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable.
     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Short-term:  Comprise  actively  traded money market funds that have daily
      -----------
quoted  net  asset  values  for  identical  assets  that the Company can access.
-     Separate  account assets:  Comprise actively traded mutual funds that have
      -------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers. Level 2 measurements
----------------------
-     Fixed  income  securities:
      --------------------------
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality  and  industry  sector  of  the  issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
Level  3  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.
     RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.
Contractholder  funds:  Derivatives  embedded  in  certain  life  and  annuity
----------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:



                                QUOTED
                                PRICES
                               IN ACTIVE       SIGNIFICANT
                                              =============
                              MARKETS FOR         OTHER         SIGNIFICANT         BALANCE
                             =============    =============    ==============    ==============
                               IDENTICAL       OBSERVABLE       UNOBSERVABLE         AS OF

($IN THOUSANDS)                 ASSETS           INPUTS           INPUTS            DECEMBER 31,
                                 (LEVEL 1)        (LEVEL 2)         (LEVEL 3)             2011

ASSETS:
Fixed income
     securities:
   U.S. government
      and agencies           $     36,883     $     53,119     $          --     $      90,002
   Municipal                           --            2,898                --             2,898
   Corporate                           --          181,228               598           181,826
   Foreign government                  --            5,237                --             5,237
   RMBS                                --           40,186             2,321            42,507
   CMBS                                --            8,356                --             8,356
   ABS                                 --            2,814                --             2,814
Total fixed income
  securities                       36,883          293,838             2,919           333,640
   Short-term
      investments                   1,925           11,049                --            12,974
   Separate account
      assets                    1,682,128               --                --         1,682,128
    TOTAL RECURRING
      BASIS ASSETS              1,720,936          304,887             2,919         2,028,742
TOTAL ASSETS
   AT FAIR VALUE             $  1,720,936     $    304,887     $       2,919     $   2,028,742
% of total assets
   at fair value                    84.8 %           15.0 %             0.2 %           100.0 %
                             =============    =============    ==============    ==============

LIABILITIES:
   Contractholder funds:
  Derivatives
      embedded in life
       and annuity
       contracts             $         --     $         --     $    (506,678)    $    (506,678)
TOTAL LIABILITIES
     AT FAIR VALUE           $         --     $         --     $    (506,678)    $    (506,678)
% of total liabilities
    at fair value                     -- %             -- %           100.0 %           100.0 %
                             =============    =============    ==============    ==============



     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                  QUOTED
                                  PRICES
                                 IN ACTIVE       SIGNIFICANT
                                MARKETS FOR         OTHER         SIGNIFICANT         BALANCE
                                 IDENTICAL       OBSERVABLE       UNOBSERVABLE         AS OF
($IN THOUSANDS)                ASSETS           INPUTS           INPUTS            DECEMBER 31,
                                   (LEVEL 1)        (LEVEL 2)         (LEVEL 3)             2010
ASSETS:
Fixed income securities:
   U.S. government
     and agencies              $     31,007     $     42,549     $          --     $      73,556
   Municipal                             --            3,176                --             3,176
   Corporate                             --          162,735               852           163,587
   Foreign government                    --            5,090                --             5,090
   RMBS                                  --           50,922             6,880            57,802
   CMBS                                  --            6,947             1,916             8,863
   ABS                                   --            8,382                --             8,382
Total fixed income
   securities                        31,007          279,801             9,648           320,456
   Short-term investments            11,543               50                --            11,593
   Separate account assets        2,017,185               --                --         2,017,185
    TOTAL RECURRING
     BASIS ASSETS                 2,059,735          279,851             9,648         2,349,234
TOTAL ASSETS
  AT FAIR VALUE                $  2,059,735     $    279,851     $       9,648     $   2,349,234
% of total assets
   at fair value                      87.7 %           11.9 %             0.4 %           100.0 %
                               =============    =============    ==============    ==============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded
    in life and annuity
contracts                      $         --     $         --     $    (494,149)    $    (494,149)
TOTAL LIABILITIES
AT FAIR VALUE                  $         --     $         --     $    (494,149)    $    (494,149)
% of total liabilities
at fair value                           -- %             -- %           100.0 %           100.0 %
                               =============    =============    ==============    ==============





     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.



                                                     TOTAL REALIZED
                                                     AND UNREALIZED
                                                     GAINS (LOSSES)
($IN THOUSANDS)                                       INCLUDED IN:
                                                -----------------------------
                                                                    OCI ON
                                                                    STATEMENT
                               BALANCE AS                           OF             TRANSFERS        TRANSFERS
                               OF DECEMBER      NET                 FINANCIAL      INTO             OUT OF
                                   31, 2010     INCOME (1)          POSITION       LEVEL 3          LEVEL 3
                                                ----------------
ASSETS
  Fixed income securities:
Corporate                      $        852     $            --     $      199     $         --     $  (10,199)
RMBS                                  6,880                  (4)          (108)              --         (3,577)
CMBS                                  1,916                  --            (49)              --         (1,867)
TOTAL RECURRING
   LEVEL 3 ASSETS              $      9,648     $            (4)    $       42     $         --     $  (15,643)

LIABILITIES
Contractholder funds:
Derivatives embedded
    in life and annuity
     contracts                 $   (494,149)    $      (110,951)    $       --     $         --     $       --
TOTAL RECURRING
  LEVEL 3 LIABILITIES          $   (494,149)    $      (110,951)    $       --     $         --     $       --
                               -------------    ----------------    -----------    -------------    -----------

                                                                                                    BALANCE
                                                                                                    AS OF
                                                                                                    DECEMBER
                               PURCHASES        SALES               ISSUANCES      SETTLEMENTS        31, 2011
ASSETS
  Fixed income securities:
Corporate                      $     10,000     $            --     $       --     $       (254)    $      598
RMBS                                     --                  --             --             (870)         2,321
CMBS                                     --                  --             --               --             --
TOTAL RECURRING
  LEVEL 3 ASSETS               $     10,000     $            --     $       --     $     (1,124)    $    2,919

LIABILITIES
Contractholder funds:
Derivatives embedded
   in life and annuity
contracts                      $         --     $            --     $  (55,559)    $    153,981     $ (506,678)
TOTAL RECURRING
  LEVEL 3 LIABILITIES          $         --     $            --     $  (55,559)    $    153,981     $ (506,678)
                               -------------    ----------------    -----------    -------------    -----------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                                                               TOTAL REALIZED
                                                                                               AND UNREALIZED
                                                                                               GAINS (LOSSES)
($IN THOUSANDS)                                                                               INCLUDED IN:
                                                                                              ================
                                                                             BALANCE                              OCI ON
                                                                             AS OF                                STATEMENT OF
                                                                             DECEMBER 31      NET                 FINANCIAL
                                                                                   , 2009     INCOME (1)          POSITION
                                                                                              ----------------
ASSETS
 Fixed income securities:
Corporate                                                                    $      1,089     $            (1)    $          --
RMBS                                                                                   --                 (17)              131
CMBS                                                                                1,158                  --               758
TOTAL RECURRING
   LEVEL 3 ASSETS                                                            $      2,247     $           (18)    $         889

LIABILITIES
 Contractholder funds:
    Derivatives embedded in                   life and annuity contracts     $    (15,526)    $        (4,877)    $          --
 TOTAL RECURRING
    LEVEL 3 LIABILITIES                                                      $    (15,526)    $        (4,877)    $          --
                                                                             -------------    ----------------    -------------





($IN THOUSANDS)

                                                 PURCHASES,                                         BALANCE
                                                 SALES, ISSUANCES     TRANSFERS      TRANSFERS      AS OF
                                                 AND SETTLEMENTS      INTO           OUT OF         DECEMBER 31,
                                                             , NET    LEVEL 3        LEVEL 3                 2010

ASSETS
 Fixed income securities:
Corporate                                        $           7,740    $       --     $   (7,976)    $         852
RMBS                                                         9,459            --         (2,693)            6,880
CMBS                                                            --            --             --             1,916
TOTAL RECURRING
   LEVEL 3 ASSETS                                $          17,199    $       --     $  (10,669)    $       9,648

LIABILITIES
 Contractholder funds:
    Derivatives embedded in
    life and annuity contracts                   $              --    $ (473,746)    $       --     $    (494,149)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES                          $              --    $ (473,746)    $       --     $    (494,149)
                                                 -----------------    -----------    -----------    --------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
     There were no transfers between Level 1 and Level 2 during 2011 or 2010. During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.
During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2011 and 2010 also included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
     The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.



($IN THOUSANDS)                        2011        2010
                                  ==========    ========
ASSETS
Fixed income securities:
Corporate                         $      (2)    $    (2)
RMBS                                     (5)        (11)
CMBS                                     --          (1)
TOTAL RECURRING
LEVEL 3 ASSETS                    $      (7)    $   (14)

LIABILITIES
Contractholder funds:
Derivatives embedded in
   life and annuity contracts     $(110,951)    $(4,877)
TOTAL RECURRING
 LEVEL 3 LIABILITIES              $(110,951)    $(4,877)
                                  ----------    --------


The amounts in the table above represent losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.




The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.





                                                                               TOTAL REALIZED
                                                                               AND UNREALIZED
                                                                               GAINS (LOSSES)
($IN THOUSANDS)                                                                 INCLUDED IN:
                                                                        ===============================
                                                                                                              PURCHASES,
                                                                                                              SALES,
                                                       BALANCE                              OCI ON            ISSUANCES
                                                       AS OF                                STATEMENT         AND
                                                       DECEMBER 31      NET                 OF FINANCIAL      SETTLEMENTS
                                                             , 2008     INCOME (1)          POSITION                 , NET
                                                                        ----------------
ASSETS
Fixed income securities:
Corporate                                              $      1,307     $            (2)    $          96     $       (216)
CMBS                                                             --                  --               535               --
ABS                                                           6,002                 288               (19)          (6,271)
TOTAL RECURRING
   LEVEL 3 ASSETS                                      $      7,309     $           286     $         612     $     (6,487)

LIABILITIES
Contractholder funds:
Derivatives embedded in life and annuity contracts     $    (36,544)    $        19,984     $          --     $      1,034
   TOTAL RECURRING
     LEVEL 3 LIABILITIES                               $    (36,544)    $        19,984     $          --     $      1,034
                                                       -------------    ----------------    --------------    -------------


                                                                                            TOTAL
                                                                                        GAINS (LOSSES)
                                                                                         INCLUDED IN
                                                                                         NET INCOME
                                                                                            FOR
($IN THOUSANDS)                                                                           FINANCIAL
                                                     NET                                  INSTRUMENTS
                                                     TRANSFERS IN      BALANCE            STILL HELD
                                                     AND/OR            AS OF              AS OF
                                                          (OUT) OF     DECEMBER 31,       DECEMBER 31,
                                                     LEVEL 3                     2009           2009 (2)
ASSETS
Fixed income securities:
Corporate                                            $         (96)    $        1,089     $          (2)
CMBS                                                           623              1,158                --
ABS                                                             --                 --                --
TOTAL RECURRING
   LEVEL 3 ASSETS                                    $         527     $        2,247     $          (2)

LIABILITIES
Contractholder funds:
Derivatives embedded in life and annuity contracts   $          --     $      (15,526)    $      19,984
   TOTAL RECURRING
     LEVEL 3 LIABILITIES                             $          --     $      (15,526)    $      19,984
                                                     --------------    ---------------    --------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
     As of December 31, 2011 and 2010, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011 and were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010.
     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.
6.  DERIVATIVE  FINANCIAL  INSTRUMENTS
     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.
     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.



                                                 VOLUME -
                                                ==========
                              BALANCE SHEET      NOTIONAL        FAIR
                              ==============    ==========    ==========
($IN THOUSANDS)               LOCATION          AMOUNT        VALUE
Equity-indexed and
   forward starting options
   in life and annuity        Contractholder
   product contracts          funds             $3,620,132    $(481,930)
                              --------------    ----------    ----------
Guaranteed accumulation       Contractholder
   benefits                   funds                202,908      (22,454)
Guaranteed withdrawal         Contractholder
    benefits                  funds                 27,740       (2,294)
TOTAL DERIVATIVES                               $3,850,780    $(506,678)



     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.




                                                VOLUME -
                             BALANCE SHEET      NOTIONAL        FAIR
($IN THOUSANDS)              LOCATION          AMOUNT        VALUE
                                               ==========    ==========
Equity-indexed and
  forward starting options
   in life and annuity       Contractholder
   product contracts         funds             $4,351,559    $(473,746)
                             --------------    ----------    ----------
Guaranteed accumulation      Contractholder
    benefits                 funds                228,195      (18,422)
Guaranteed withdrawal        Contractholder
    benefits                 funds                 32,473       (1,981)
TOTAL DERIVATIVES                              $4,612,227    $(494,149)



     In 2011, gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(8.2) million and $(4.3) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC.
OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS
     There were no off-balance-sheet financial instruments as of December 31, 2011 or 2010.
7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists  of  the  following:



($IN THOUSANDS)                             2011          2010
Traditional life insurance            $1,425,848    $1,363,098
                                      ----------    ----------
Immediate fixed annuities                671,275       680,467
Accident and health insurance          1,092,791       961,030
Other                                      9,576         6,722
Total reserve for life-contingent
 contract benefits                    $3,199,490    $3,011,317
                                      ----------    ----------



     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



PRODUCT               MORTALITY                       INTEREST RATE         ESTIMATION METHOD
                      ============================    ==================    -------------------------
                                                                            Net level premium
                                                                            reserve method using
                                                      Interest rate         the Company's
                                                      assumptions range     withdrawal experience
Traditional life      Actual company experience       from 4.0%             rates; includes reserves
insurance             plus loading                    to 8.0%               for unpaid claims
------------------    ----------------------------    ------------------    -------------------------
                      1983 individual annuity
                      mortality table with
                      internal modifications;
                      1983 individual annuity
                      mortality table; Annuity
                              2000 mortality table
                      with internal modifications;    Interest rate
                              2001 Valuation Basic    assumptions range     Present value of expected
Immediate fixed       Table with internal             from 1.2%             future benefits based
annuities             modifications                   to 8.8%               on historical experience
                                                      Interest rate         Unearned premium;
Accident and          Actual company                  assumptions range     additional contract
health insurance      experience plus                 from 4.0%             reserves for mortality
                      loading                         to 5.3%               risk and unpaid claims

Other:                                                Interest rate
Variable annuity                                      assumptions range     Projected benefit ratio
guaranteed minimum            100% of Annuity 2000    from 4.0%             applied to cumulative
death benefits        mortality table                 to 5.1%               assessments





As  of  December  31,  contractholder  funds  consist  of  the  following:



($IN THOUSANDS)                               2011           2010
Interest-sensitive life insurance      $ 4,556,892    $ 4,314,502
Investment contracts:
     Fixed annuities                    10,709,817     12,728,648
     Other investment contracts            222,915        203,921
        Total contractholder funds     $15,489,624    $17,247,071
                                       -----------    -----------



The following table highlights the key contract provisions relating to contractholder funds:



                                                                         WITHDRAWAL/SURRENDER
PRODUCT                        INTEREST RATE                      CHARGES
                               ===============================    ===================================
                               Interest rates credited range
                               from 0% to 11.0% for equity-
                               indexed life (whose returns
                               are indexed to the S&P 500)        Either a percentage of account
Interest-sensitive life        and 2.0% to 6.0% for all           balance or dollar amount
insurance                      other products                     grading off generally over 20 years
---------------------------    -------------------------------    -----------------------------------
                                                                  Either a declining or a level
                               Interest rates credited range      percentage charge generally
                               from 0% to 8.8% for immediate      over ten years or less.
                               annuities; 0% to 11.0% for         Additionally, approximately
                               equity-indexed annuities           18.9% of fixed annuities are
                               (whose returns are indexed         subject to market value
                               to the S&P 500); and 1.0%          adjustment for discretionary
Fixed annuities                to 6.6% for all other products     withdrawals.
Other investment contracts:
Guaranteed minimum
 income, accumulation
and withdrawal benefits
on variable and fixed                                             Withdrawal and surrender
annuities and secondary                                           charges are based on the terms
 guarantees on interest-       Interest rates used in             of the related interest-sensitive
sensitive life insurance       establishing reserves range        life insurance or fixed annuity
and fixed annuities            from 1.8% to 10.3%                 contract


Contractholder  funds  activity  for  the years ended December 31 is as follows:



($IN THOUSANDS)                                 2011                2010
Balance, beginning of year               $17,247,071     $    17,633,027
                                         ------------    ----------------
Deposits                                   1,007,316           1,521,086
Interest credited                            576,331             743,075
Benefits                                    (459,991)           (504,789)
Surrenders and partial withdrawals        (2,412,295)         (1,811,355)
Contract charges                            (513,068)           (471,729)
Net transfers from separate accounts          18,935              18,788
Other adjustments                             25,325             118,968
Balance, end of year                     $15,489,624     $    17,247,071
                                         ------------    ----------------



The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.



($IN MILLIONS)                                           DECEMBER 31,
                                                         =============
                                                                  2011         2010
                                                         -------------
In the event of death
   Separate account value                                $     1,032.7    $ 1,318.1
   Net amount at risk (1)                                $       149.5    $   126.3
   Average attained age of contractholders                    58 years     57 years

At annuitization (includes income benefit guarantees)
   Separate account value                                $       184.9    $   252.8
   Net amount at risk (2)                                $        45.1    $    40.9
   Weighted average waiting period until
   annuitization options available                             2 years      3 years

For cumulative periodic withdrawals
   Separate account value                                $        27.5    $    33.1
   Net amount at risk (3)                                $         0.4    $     0.3

Accumulation at specified dates
   Separate account value                                $       198.1    $   233.7
   Net amount at risk (4)                                $        21.5    $    18.9
   Weighted average waiting period until
   guarantee date                                              8 years      9 years


______________________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
     As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million. As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million.
8.  REINSURANCE
     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.
     As of December 31, 2011, 89.1% of the total reinsurance recoverables were related to ALIC and 10.9% were related to non-affiliated reinsurers. As of December 31, 2011 and 2010, 98% and 97%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



($IN THOUSANDS)                          2011                   2010                   2009
Direct                             $1,266,264     $        1,228,272     $        1,194,526
                                   -----------    -------------------    -------------------
Assumed                                 7,057                  7,465                  7,849
Ceded:
Affiliate                            (833,149)              (782,113)              (734,369)
Non-affiliate                        (440,172)              (453,624)              (468,006)
Premiums and contract charges,
net of reinsurance                 $       --     $               --     $               --
                                   -----------    -------------------    -------------------



The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:



($IN THOUSANDS)                                2011               2010              2009
                                        ------------    ===============    ==============
Direct                                  $ 1,893,124     $    2,186,031     $   2,159,262
                                        ------------    ---------------    --------------
Assumed                                       7,337              8,153            11,101
Ceded:
   Affiliate                             (1,408,953)        (1,683,487)       (1,621,011)
   Non-affiliate                           (491,508)          (510,697)         (549,352)
Interest credited to contractholder
     funds, contract benefits and
      expenses, net of reinsurance      $        --     $           --     $          --
                                        ------------    ---------------    --------------



9.  GUARANTEES  AND  CONTINGENT  LIABILITIES
GUARANTEES
     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
     The aggregate liability balance related to all guarantees was not material as of December 31, 2011.
REGULATION  AND  COMPLIANCE
     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.
10.  INCOME  TAXES
     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.
     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
     The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.
     The components of the deferred income tax assets and liabilities as of December 31 are as follows:



($IN THOUSANDS)                     2011        2010
                                 --------    ========
DEFERRED ASSETS
Tax credit carryforwards         $    10     $     7
Total deferred assets                 10           7
                                 --------    --------

DEFERRED LIABILITIES
Unrealized net capital gains      (7,299)     (5,463)
Other liabilities                   (440)       (377)
Total deferred liabilities        (7,739)     (5,840)
                                 --------    --------
      Net deferred liability     $(7,729)    $   (5,833)
                                 --------    --------



Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
     The components of income tax expense for the years ended December 31 are as follows:



($IN THOUSANDS)                2011      2010      2009
                             ======    ======
Current                      $4,802    $4,386    $4,447
                             ------    ------    ------
Deferred                         59        65       187
Total income tax expense     $4,861    $4,451    $4,634
                             ------    ------    ------



As of December 31, 2011, the Company has tax credit carryforwards of $10 thousand which will be available to offset future tax liabilities and expire at the end of 2029 through 2031.
     The Company paid income taxes of $4.4 million, $4.7 million and $6.8 million in 2011, 2010 and 2009, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                   2011     2010     2009
Statutory federal income tax rate  35.0%    35.0%    35.0%
                                   -----    -----    -----
Other                              (0.1)    (0.1)    (0.1)
Effective income tax rate          34.9%    34.9%    34.9%



11.   STATUTORY  FINANCIAL  INFORMATION
     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income was $8.6 million, $8.7 million and $8.5 million in 2011, 2010, and 2009, respectively. Statutory capital and surplus was $319.5 million and $310.8 million as of December 31, 2011 and 2010, respectively. DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2012 without prior approval of the Nebraska Department of Insurance is $31.9 million. The Company did not pay any dividends in 2011.
12.  OTHER  COMPREHENSIVE  INCOME
     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($IN THOUSANDS)                                 2011
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------
Unrealized net holding gains
  arising during the period                 $  7,322    $(2,562)    $    4,760
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses         2,075       (726)         1,349
Unrealized net capital gains and losses        5,247     (1,836)         3,411
                                            --------    --------    ----------
Other comprehensive income                  $  5,247    $(1,836)    $    3,411

                                                2010
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------                ----------
Unrealized net holding gains
  arising during the period                 $  7,746    $(2,711)    $    5,035
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses           694       (243)           451
Unrealized net capital gains and losses        7,052     (2,468)         4,584
                                            --------    --------    ----------
Other comprehensive income                  $  7,052    $(2,468)    $    4,584

                                                2009
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------                ----------
Unrealized net holding losses
  arising during the period                 $ 10,135    $(3,547)    $    6,588
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses         1,238       (433)           805
Unrealized net capital gains and losses        8,897     (3,114)         5,783
                                            --------    --------    ----------
Other comprehensive income                  $  8,897    $(3,114)    $    5,783

                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011




                                                                           AMOUNT
                                                                          AT WHICH
                                                                          SHOWN IN
($IN THOUSANDS)                               AMORTIZED     FAIR        THE BALANCE
                                              COST          VALUE       SHEET
                                              ==========    ========    ------------
Type of investment
------------------------------------------
Fixed maturities:
 Bonds:
   United States government,
      government agencies and authorities     $   84,059    $ 90,002    $     90,002
   States, municipalities and political
        subdivisions                               2,499       2,898           2,898
   Foreign governments                             4,998       5,237           5,237
   Public utilities                               16,982      18,889          18,889
   All other corporate bonds                     152,838     162,937         162,937
 Asset-backed securities                           2,806       2,814           2,814
 Residential mortgage-backed
    securities                                    40,089      42,507          42,507
 Commercial mortgage-backed securities             8,514       8,356           8,356

   Total fixed maturities                        312,785     333,640         333,640
                                              ----------    --------    ------------

Short-term investments                            12,974      12,974          12,974

   Total investments                          $  325,759    $346,614    $    346,614




                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE



($IN THOUSANDS)                                                                                PERCENTAGE
                                                                                               -----------
                                                   CEDED TO          ASSUMED                   OF AMOUNT
                                   GROSS           OTHER             FROM OTHER     NET        ASSUMED
                                   AMOUNT          COMPANIES (1)     COMPANIES      AMOUNT     TO NET
YEAR ENDED DECEMBER 31, 2011
Life insurance in force            $364,469,564    $  370,439,179    $ 5,969,615    $    --           -- %

Premiums and contract charges:
Life and annuities                 $  1,156,434    $    1,163,491    $     7,057    $    --           -- %
Accident and health insurance           109,830           109,830             --         --           -- %
                                   $  1,266,264    $    1,273,321    $     7,057    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------

YEAR ENDED DECEMBER 31, 2010
Life insurance in force            $358,242,997    $  364,544,022    $ 6,301,025    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,111,971    $    1,119,436    $     7,465    $    --           -- %
 Accident and health insurance          116,301           116,301             --         --           -- %
                                   $  1,228,272    $    1,235,737    $     7,465    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------

YEAR ENDED DECEMBER 31, 2009
Life insurance in force            $349,952,260    $  356,581,252    $ 6,628,992    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,072,840    $    1,080,689    $     7,849    $    --           -- %
 Accident and health insurance          121,686           121,686             --         --           -- %
                                   $  1,194,526    $    1,202,375    $     7,849    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------


____________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2011, 2010 and 2009.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a)Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements, along with the accompanying Reports of Independent Registered Public Accounting Firm, are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2011, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b)Exhibits

  (1) Resolution of the Board of Directors of Lincoln
      Benefit Life Company authorizing the establishment of
      the Lincoln Benefit Life Variable Annuity Account                   (2)

  (2) Custody Agreements                                     (not applicable)

  (3) (a) Principal Underwriting Agreement by and among
          Lincoln Benefit Life Company and Allstate
          Distributors, LLC (ALFS, Inc., merged with and
          into Allstate Distributors, LLC effective
          September 1, 2011) effective November 25, 1998.
          (Variable Annuity Account).                                     (4)

      (b) Amended and Restated Principal Underwriting
          Agreement between Lincoln Benefit Life Company
          and Allstate Distributors, LLC (ALFS, Inc. merged
          with and into Allstate Distributors, LLC
          effective September 1, 2011) effective June 1,
          2006.                                                          (14)

      (c) Selling Agreement between Lincoln Benefit Life
          Company, Allstate Distributors, LLC (ALFS, Inc.,
          f/k/a Allstate Financial Services, Inc., merged
          with and into Allstate Distributors, LLC
          effective September 1, 2011) and Allstate
          Financial Services, LLC (f/k/a LSA Securities,
          Inc.) effective August 2, 1999.                                (15)

      (d) Form of Assignment & Delegation of Administrative
          Services Agreements, Underwriting Agreements, and
          Selling Agreements between ALFS, Inc. and
          Allstate Life Insurance Company, Allstate Life
          Insurance Company of New York, Charter National
          Life Insurance Company, Intramerica Life
          Insurance Company, Allstate Distributors, LLC &
          Lincoln Benefit Life Company.                                  (13)

      (e) Assignment & Delegation of Administrative
          Services Agreements, Underwriting Agreements, and
          Selling Agreements between ALFS, Inc. and
          Allstate Life Insurance Company, Allstate Life
          Insurance Company of New York, Charter National
          Life Insurance Company, Intramerica Life
          Insurance Company, Allstate Distributors, LLC,
          Allstate Financial Services, LLC & Lincoln
          Benefit Life Company entered into on September 1,
          2011.                                                          (16)

  (4) Variable Annuity Contract                                           (2)

  (5) Application for Contract                                            (2)

  (6) Depositor--Corporate Documents

     (a) Articles of Incorporation of Lincoln Benefit Life
         Company, as amended                                              (1)

     (b) By-Laws of Lincoln Benefit Life Company                          (1)

  (7)

     (a) Reinsurance Contract                                             (2)

     (b) Indemnity Reinsurance Agreement Between Allstate
         Life Insurance Company and The Prudential
         Insurance Company of America dated June 1, 2006                  (3)

  (8) Participation Agreements:

     (a) Fund Participation Agreement between Janus Aspen
         Series and Lincoln Benefit Life Company                          (1)

     (b) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund and
         Fidelity Distributors Corporation                                (1)

     (c) Participation Agreement among Lincoln Benefit Life
         Company, Variable Insurance Products Fund II and
         Fidelity Distributors Corporation                                (1)

     (d) (1) Participation Agreement among The Alger
             American Fund, Lincoln Benefit Life Company
             and Fred Alger and Company, Incorporated                     (1)

         (2) Service Agreement between Fred Alger
             Management, Inc. and Lincoln Benefit Life
             Company                                                      (1)

     (e) (1) Participation Agreement between Scudder
             Variable Life Investment Fund and Lincoln
             Benefit Life Company                                         (1)

         (2) Reimbursement Agreement by and between
             Scudder, Stevens & Clark, Inc. And Lincoln
             Benefit Life Company                                         (1)

         (3) Participating Contract and Policy Agreement
             between Scudder Investor Services, Inc. and
             Lincoln Benefit Financial Services                           (1)

      (f) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong
          Opportunity Fund II, Inc., Strong Capital Management, Inc.,
          and Strong Funds Distributors, Inc                             (1)

      (g) Form of Participation Agreement among T. Rowe Price Equity
          Series, Inc., T. Rowe Price International Series, Inc., T.
          Rowe Price Investment Services, Inc., and Lincoln Benefit
          Life Company                                                   (1)

      (h) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts
          Financial Services Company                                     (1)

      (i) Form of Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated
          Securities Corp                                                (1)

      (j) Form of Participation Agreement between Lincoln Benefit Life Company, STI Classic Variable Trust and STI Capital
          Management                                                     (5)

      (k) Form of Participation Agreement (Service Shares) among Janus
          Aspen Series and Lincoln Benefit Life Company                  (8)

      (l) Form of Participation Agreement between Lincoln Benefit Life
          Company and LSA Variable Series Trust                          (9)

      (m) Form of Participation Agreement among Oppenheimer Variable
          Account Funds, Oppenheimer Funds, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (n) Form of Participation Agreement among PIMCO Variable
          Insurance Trust, Lincoln Benefit Life Company and PIMCO
          Funds Distributor LLC                                          (6)

      (o) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life
          Company                                                        (8)

      (p) Form of Participation Agreement among Van Kampen Investment
          Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
          Inc., and Lincoln Benefit Life Company                         (8)

      (q) (1) Form of Participation Agreement between Lincoln Benefit
              Life Company and OCC Accumulation Trust                    (6)

      (q) (2) Amendment to Participation Agreement Among OCC
              Accumulation Trust, OCC Distributors, and Lincoln
              Benefit Life Company                                       (7)

      (r) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller
          Anderson & Sherrerd, LLP                                       (6)

      (s) Form of Participation Agreement between Salomon Brothers
          Variable Series Funds Inc., and Salomon Brothers Asset
          Management Inc                                                 (6)

      (t) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit
          Life Company                                                   (8)

      (u) Form of Participation Agreement among Wells Fargo Variable
          Trust, Wells Fargo Funds Distributor, LLC and Lincoln
          Benefit Life Company                                          (10)

   (9) Opinion and Consent of Counsel                                   (11)

   (10) Consent of Independent Registered Public Accounting Firm
        (filed herewith)

   (11) Financial Statements Omitted from Item 23 (not applicable)

   (12) Initial Capitalization Agreement (not applicable)

   (27) Financial Data Schedules (not applicable)

   (99)(a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley,
           Samuel H. Pilch, John C. Pintozzi and Steven C. Verney       (11)

   (99)(b) Power of Attorney for Matthew E. Winter                      (12)

   (99)(c) Power of Attorney for Anurag Chandra                         (13)
--------
(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(4) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545 filed April 1, 1999.

(6) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(7) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, (File No. 333-61146) filed August 8, 2001.

(9) Pre-effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(10) Post Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 8, 2005.

(11) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 24, 2009.

(12) Incorporated by reference to Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 14, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-50545 and 811-7924, filed April 14, 2011.

(14) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(15) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(16) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

Name                      Position/Office with Depositor
----                      -------------------------------------------------
Matthew E. Winter         Director, Chairman of the Board and Chief
                          Executive Officer
Lawrence W. Dahl          Director, President and Chief Operating Officer
Anurag Chandra            Director and Executive Vice President
John C. Pintozzi          Director, Senior Vice President and Chief
                          Financial Officer
Susan L. Lees             Director, Senior Vice President, General Counsel
                          and Secretary
Robert K. Becker          Director and Senior Vice President
Judith P. Greffin         Executive Vice President
Samuel H. Pilch           Senior Group Vice President and Controller
Richard C. Crist, Jr.     Senior Vice President and Chief Privacy Officer
D. Scott Harper           Senior Vice President
Jeffrey J. McRae          Senior Vice President and Assistant Treasurer
Harry R. Miller           Senior Vice President and Chief Risk Officer
Mario Rizzo               Senior Vice President and Treasurer
Steven C. Verney          Senior Vice President and Assistant Treasurer
Errol Cramer              Vice President and Appointed Actuary
Sarah R. Donahue          Vice President
Lisa J. Flanary           Vice President
Angela K. Fontana         Vice President and Chief Compliance Officer
Atif J. Ijaz              Vice President
Robert E. Transon         Vice President
Timothy N. Vander Pas     Vice President
William F. Emmons         Assistant Secretary
Mary J. McGinn            Assistant Secretary
Fred Amos                 Associate Vice President
Robert W. Birman          Associate Vice President
John Boudreau             Associate Vice President
Debbie L. Grenemeier      Associate Vice President
Robert Jurgensmeier       Associate Vice President
Stacy McWhorter           Associate Vice President
Richard O'Brien           Associate Vice President
Barb Raymond              Associate Vice President
Robert L. Vance           Associate Vice President
Dean M. Way               Associate Vice President and Illustration Actuary
Jeanette Wellsandt        Associate Vice President
Lynn M. Cirrincione       Authorized Representative
Raymond P. Thomas         Authorized Representative
Tracy M. Kirchhoff        chief compliance officer for separate accounts

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 22, 2012.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 29, 2012, the Registrant has 8,945 contract owners.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

ALFS, Inc ("ALFS") is merged into Allstate Distributors, LLC ("ADLLC"), effective September 1, 2011. ALFS assigned its rights and delegated its duties as principal underwriter to ADLLC. This change had no effect on Lincoln Benefit Life Company's obligations under the Contract.

ADLLC serves as principal underwriter and distributor of the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

Allstate Financial Advisors Separate Account I

Allstate Life Variable Life Separate Account A

Allstate Life of New York Separate Account A

Allstate Life of New York Variable Life Separate Account A

Charter National Variable Annuity Account

Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Robert K. Becker                        Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager
 Richard Eells                           Senior Vice President
 Stanley G. Shelley                      Senior Vice President
 Mark Sutton                             Senior Vice President
 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Vice President
 D. Scott Harper                         Vice President and Assistant Treasurer
 Jeffrey J. McRae                        Vice President and Assistant Treasurer
 Allen R. Reed                           Vice President General Counsel and
                                         Secretary
 Mario Rizzo                             Vice President and Assistant Treasurer
 William D. Webb                         Vice President and Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                  (2)             (3)           (4)          (5)
----------------------- ----------------  -------------  ----------  ------------
                        Net Underwriting
  Name of Principal      Discounts and    Compensation   Brokerage
     Underwriter          Commission      on Redemption  Commission  Compensation
   -----------------    ----------------  -------------  ----------  ------------
Allstate Distributors,
  LLC..................        0               0            $0            0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506-4142.

The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES

None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

The Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 18, 2012.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                 (Registrant)

                       By: LINCOLN BENEFIT LIFE COMPANY

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

                         LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                   *By:          /s/ Susan L. Lees
                         -----------------------------------
                                   Susan L. Lees
                          Director, Senior Vice President,
                           General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 18, 2012.

           (Signature)                           (Title)
           -----------                           -------

*/Lawrence W. Dahl                  Director, President and Chief
----------------------------------  Operating Officer (Principal
Lawrence W. Dahl                    Executive Officer)

*/Robert K. Becker                  Director and Senior Vice President
----------------------------------
Robert K. Becker

/s/ Susan L. Lees                   Director, Senior Vice President,
----------------------------------  General Counsel and Secretary
Susan L. Lees

*/Samuel H. Pilch                   Senior Group Vice President &
----------------------------------  Controller (Principal Accounting
Samuel H. Pilch                     Officer)

*/John C. Pintozzi                  Director, Senior Vice President
----------------------------------  and Chief Financial Officer
John C. Pintozzi

*/Anurag Chandra                    Director and Executive Vice
----------------------------------  President
Anurag Chandra

*/Matthew E. Winter                 Director, Chairman of the Board
----------------------------------  and Chief Executive Officer
Matthew E. Winter

* By Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                     POST-EFFECTIVE AMENDMENT ON FORM N-4
                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. 10 Consent of Independent Registered Public Accounting Firm